DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Entity registrant name	NATIONAL BANK OF GREECE SA
Entity central index key	0001096061
Document type	20-F
Document period end date	Dec 31, 2011
Amendment flag	true
Current fiscal year end date	--12-31
Entity well known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity common stock shares outstanding	956,090,482
Amendment description	NATIONAL BANK OF GREECE SA is filing this Amendment No. 2 to its Annual Report on Form 20-F for the fiscal year ended December 31, 2011 ("Form 20-F"), which was filed with the Securities and Exchange Commission on May 15, 2012, for the sole purpose of furnishing corrected XBRL Interactive Data Files. No other changes have been made to the Form 20-F. Except as specifically described above, this Amendment No. 2 does not reflect events occurring after the filing of the Form 20-F, does not update disclosures contained in the Form 20-F and does not modify or amend the Form 20-F.

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
ASSETS
Cash and due from banks	$ 2,272,438	€ 1,717,736	€ 1,436,157	[1]
Deposits with Central Bank	3,835,161	2,898,998	2,961,828	[1]
Securities purchased under agreements to resell	890,577	673,187	146,302	[1]
Interest bearing deposits with banks	4,984,289	3,767,624	6,398,767	[1]
Trading assets	3,921,270	2,964,088	2,785,322	[1]
Derivative assets	4,770,426	3,605,965	1,634,270	[1]
Available-for-sale securities	11,339,759	8,571,724	13,688,510	[1]
Held-to-maturity securities	1,325,839	1,002,202	3,598,285	[1]
Equity method investments	78,237	59,139	50,094	[1]
Loans (includes EUR 559,107 thousand in 2010 and 277,247 thousand in 2011 measured at fair value)	100,546,179	76,002,857	79,038,440	[1]
Less: Allowance for loan losses	(8,666,007)	(6,550,635)	(3,175,405)	[1]
Net Loans	91,880,172	69,452,222	75,863,035	[1]
Goodwill	3,559,815	2,690,864	3,499,078	[1]
Software and other intangibles	527,837	398,992	459,891	[1]
Premises and equipment, net	1,684,687	1,273,455	1,221,989	[1]
Accrued interest receivable	1,529,606	1,156,229	1,195,730	[1]
Other assets (includes EUR 233,576 thousand in 2010 and EUR 168,360 thousand in 2011 measured at fair value)	4,279,415	3,234,810	3,792,620	[1],[2]
TOTAL ASSETS	136,879,528	103,467,235	118,731,878	[1]
LIABILITIES AND SHAREHOLDERS EQUITY
Interest bearing deposits (includes EUR 1,240,756 thousand in 2010 and EUR 1,779,727 thousand in 2011 measured at fair value)	117,731,646	88,993,351	91,298,832	[1]
Non-interest bearing deposits	3,415,731	2,581,951	2,596,649	[1]
Total deposits	121,147,377	91,575,302	93,895,481	[1]
Securities sold under agreements to repurchase	1,722,766	1,302,239	3,538,289	[1]
Derivative liabilities	5,715,687	4,320,488	1,782,470	[1]
Other borrowed funds	1,224,991	925,971	1,111,663	[1]
Accounts payable, accrued expenses and other liabilities	4,694,187	3,548,336	3,326,010	[1],[2]
Insurance reserves	3,652,389	2,760,841	2,531,344	[1]
Long-term debt (includes EUR 1,261,100 thousand in 2010 and EUR 1,059,297 in 2011 measured at fair value)	3,885,925	2,937,371	3,805,950	[1]
Total liabilities	142,043,322	107,370,548	109,991,207	[1]
Redeemable non-controlling interest - Temporary equity	374,875	283,368	265,982	[1]
NBG shareholders equity
Preferred stock (25,000,000 shares of par value EUR 0.30 each at 2010 and 2011 and 70,000,000 and 270,000,000 shares of par value EUR 5.00 each at 2010 and 2011, respectively)	1,795,872	1,357,500	357,500	[1]
Common stock, par value of EUR 5.00 (shares authorized, issued and outstanding: 956,090,482 and 956,090,482 at 2010 and 2011 respectively)	6,324,186	4,780,452	4,780,452	[1]
Additional paid-in capital	5,411,012	4,090,184	3,883,461	[1]
Accumulated surplus / (deficit)	(16,598,901)	(12,547,110)	2,022,142	[1]
Accumulated other comprehensive loss	(2,564,595)	(1,938,578)	(3,385,596)	[1]
Treasury stock, at cost (743,689 and 62,972 shares at 2010 and 2011 respectively)	(146)	(110)	(4,901)	[1]
Total NBG shareholders' equity	(5,632,572)	(4,257,662)	7,653,058	[1]
Non-controlling interest	93,903	70,981	821,631	[1]
Total permanent equity / (deficit)	(5,538,669)	(4,186,681)	8,474,689	[1]
TOTAL LIABILITIES AND EQUITY	$ 136,879,528	€ 103,467,235	€ 118,731,878	[1]

[1]	As restated. See Note 43 for more information.
[2]	As restated

CONSOLIDATED BALANCE SHEETS (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Financial Position Parentheticals [Abstract]
Loans measured at fair value	€ 277,247	€ 559,107
Interest bearing deposits measured at fair value	1,779,727	1,240,756
Long-term debt measured at fair value	1,059,297	1,261,100
Common Stock Par Or Stated Value Per Share	€ 5	€ 5
Treasury stock shares outstanding	62,972	743,689
Statement [Line Items]
Common stock issued	956,090,482	956,090,482
Other Assets Measured At Fair Value	€ 168,360	€ 233,576

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Interest Income:
Loans	$ 6,681,380	€ 5,050,455	€ 5,007,064	[1]	€ 5,039,925	[1]
Securities available-for-sale	1,005,972	760,414	700,962	[1]	844,074	[1]
Securities held-to-maturity	163,092	123,281	94,895	[1]	9,425	[1]
Trading assets	253,262	191,441	229,200	[1]	197,704	[1]
Securities purchased under agreements to resell	41,865	31,646	13,510	[1]	28,553	[1]
Interest-bearing deposits with banks	83,830	63,367	61,532	[1]	63,515	[1]
Other	51,655	39,046	41,673	[1]	48,184	[1]
Total interest income	8,281,056	6,259,650	6,148,836	[1]	6,231,380	[1]
Interest Expense:
Deposits	(2,996,342)	(2,264,935)	(1,821,966)	[1]	(2,133,507)	[1]
Securities sold under agreements to repurchase	(161,419)	(122,017)	(75,712)	[1]	(90,052)	[1]
Other borrowed funds	(32,959)	(24,914)	(25,391)	[1]	(34,244)	[1]
Long-term debt	(261,121)	(197,381)	(139,450)	[1]	(184,144)	[1]
Other	(2,979)	(2,252)	(2,716)	[1]	(3,168)	[1]
Total interest expense	(3,454,820)	(2,611,499)	(2,065,235)	[1]	(2,445,115)	[1]
Net interest income before provision for loan losses	4,826,236	3,648,151	4,083,601	[1]	3,786,265	[1]
Provision for loan losses	(4,899,152)	(3,703,269)	(1,204,995)	[1]	(998,448)	[1]
Net interest income after provision for loan losses	(72,916)	(55,118)	2,878,606	[1]	2,787,817	[1]
Non-interest income:
Credit card fees	262,483	198,411	188,771	[1]	200,939	[1]
Service charges on deposit accounts	103,641	78,342	52,722	[1]	49,005	[1]
Other fees and commissions	576,030	435,421	475,692	[1]	502,140	[1]
Net trading profit / (loss)	(2,483,183)	(1,877,038)	(1,245,322)	[1]	(267,131)	[1]
Equity in earnings of investees and realized gains/(losses) on disposal	11,458	8,661	9,245	[1]	(27,879)	[1]
Other non-interest income	1,140,845	862,365	1,161,253	[1]	1,090,790	[1]
Total non-interest income / (loss) excluding gains / losses on investment securities	(388,726)	(293,838)	642,361	[1]	1,547,864	[1]
Net gains/(losses) on available-for-sale securities	(25,752)	(19,466)	114,959	[1]	349,929	[1]
OTTI of available-for-sale securities and held-to-maturity securities (of which NIL was recognised through AOCI)	(12,136,146)	(9,173,713)	(89,497)	[1]	(358,328)	[1]
Net gains / (losses) on investment securities	(12,161,898)	(9,193,179)	25,462	[1]	(8,399)	[1]
Total non-interest income / (loss)	(12,550,624)	(9,487,017)	667,823	[1]	1,539,465	[1]
Non-interest expense:
Salaries	(1,565,411)	(1,183,294)	(1,233,593)	[1]	(1,254,610)	[1]
Employee benefits	(321,648)	(243,134)	(273,013)	[1]	(278,615)	[1]
Voluntary early retirement schemes	0	0	(5,269)	[1]	(24,559)	[1]
Occupancy expenses	(117,288)	(88,658)	(105,431)	[1]	(103,297)	[1]
Equipment expenses	(80,439)	(60,804)	(66,488)	[1]	(63,088)	[1]
Depreciation of premises and equipment	(160,937)	(121,652)	(129,310)	[1]	(122,765)	[1]
Amortization of intangible assets	(130,877)	(98,930)	(79,906)	[1]	(65,260)	[1]
Impairment of goodwill	(553,877)	(418,676)	(6,320)	[1]	0	[1]
Deposit insurance premium	(76,215)	(57,611)	(54,964)	[1]	(57,028)	[1]
Other non-interest expense	(2,954,412)	(2,233,240)	(1,857,828)	[1]	(1,728,190)	[1]
Total non-interest expense	(5,961,104)	(4,505,999)	(3,812,122)	[1]	(3,697,412)	[1]
Income / (loss) before income tax benefit	(18,584,644)	(14,048,134)	(265,693)	[1]	629,870	[1]
Income tax (expense) / benefit	(607,679)	(459,345)	(42,311)	[1]	(176,586)	[1]
Net income / (loss)	(19,192,323)	(14,507,479)	(308,004)	[1]	453,284	[1]
Less: Net income attributable to the non-controlling interest	(42,584)	(32,189)	(46,768)	[1]	(62,232)	[1]
NET INCOME / (LOSS) attributable to NBG shareholders	(19,234,907)	(14,539,668)	(354,772)	[1]	391,052	[1]
Net income / (loss)	(19,192,323)	(14,507,479)	(308,004)	[1]	453,284	[1]
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	(1,257,273)	(950,373)	191,304	[1]	(56,969)	[1]
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR 104,131 thousand in 2009, EUR (431,278) thousand in 2010 and EUR (874,733) thousand in 2011	(4,308,347)	(3,256,680)	(2,038,388)	[1]	212,057	[1]
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR (74,959) thousand in 2009, EUR (20,987) thousand in 2010 and EUR 4,209 thousand in 2011)	20,184	15,257	(93,972)	[1]	(274,969)	[1]
Less: Reclassification adjustment for impairment of available-for-sale securities (net of tax benefit of EUR 84,835 thousand in 2009, EUR 18,984 thousand in 2010 and EUR 1,353,700 thousand in 2011)	7,419,140	5,608,128	70,513	[1]	273,493	[1]
Total net (losses)/gains on available-for-sale securities	3,130,977	2,366,705	(2,061,847)	[1]	210,581	[1]
Pension (liability)/asset (net of tax expense/(benefit) of EUR 5,807 thousand in 2009, EUR (74) thousand in 2010 and EUR 1,450 thousand in 2011)	38,836	29,356	14,605	[1]	24,232	[1]
Total other comprehensive income / (loss), net of tax	1,912,540	1,445,688	(1,855,938)	[1]	177,844	[1]
Comprehensive income / (loss)	(17,279,783)	(13,061,791)	(2,163,942)	[1]	631,128	[1]
Less: Comprehensive (income) / loss attributable to the non-controlling interest	(2,404)	(1,817)	(59,299)	[1]	(60,364)	[1]
Comprehensive income / (loss) attributable to NBG shareholders	$ (17,282,187)	€ (13,063,608)	€ (2,223,241)	[1]	€ 570,764	[1]
Earnings / (loss) per share
Basic EPS	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]
Diluted EPS	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]

[1]	As restated. See Note 43 for more information.
[2]	As restated

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement And Comprehensive Income Statement Parentheticals [Abstract]
Tax expense/(benefit) on net unrealized holding gains (losses)	€ (874,733)	€ (431,278)	€ 104,131
Tax expense on reclassification adjustment for net gains included in net income	4,209	(20,987)	(74,959)
Tax benefit on reclassification adjustment for impairment of available-for-sale securities	1,353,700	18,984	84,835
Tax expense/(benefit) on pension (liability)/asset	€ 1,450	€ (74)	€ 5,807

CONSOLIDATED STATEMENT OF EQUITY In Thousands		Total USD ($)	Total EUR (€)		Common Stock USD ($)	Common Stock EUR (€)		Preferred Stock USD ($)	Preferred Stock EUR (€)		Additional Paid In Capital USD ($)	Additional Paid In Capital EUR (€)		Accumulated Surplus USD ($)	Accumulated Surplus EUR (€)		Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) EUR (€)		Treasury Stock USD ($)	Treasury Stock EUR (€)		Noncontrolling Interest USD ($)	Noncontrolling Interest EUR (€)		Redeemable Noncontroling Interest Temporary Equity [Member] USD ($)	Redeemable Noncontroling Interest Temporary Equity [Member] EUR (€)
Balance (496,654,269 of par value EUR 5.0 each, 607,041,577 of par value EUR 5.0 each and 956,090,482 shares of par value EUR 5.0 each at 2009, 2010 and 2011 respectively) as of at Dec. 31, 2008	[1]					€ 2,483,271			€ 7,500			€ 3,267,770			€ 2,015,971			€ (1,696,839)			€ (145,277)			€ 798,549			€ 256,208
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding	[1]																							7,110
Purchase of subsidiaries shares from non-controlling interest	[1]		(297)									(297)
Net Income Loss	[1]		391,052												391,052									40,412			21,820
Net change in fair value of securities available for sale	[1]																	211,144						(2,530)			1,967
Foreign currency translation adjustments	[1]																	(55,790)						1,181			(2,360)
Pension liability	[1]																	24,358						5			(131)
Issuance of common shares (110,367,615 shares of par value EUR 5.0 with issue costs of EUR (41,798) thousand net of tax expense in 2009 and 121,408,315 shares of par value EUR 5.0 in 2010)	[1]					551,838						653,518
Share options exercised of par value EUR 5.0 each (387,970 shares in 2008 and 19,693 shares in 2009) and above par value of EUR 17.12 each in 2008 and EUR 15.9 each in 2009	[1]					99						313
Sale of treasury stock net of tax (expense)/benefit	[1]											(52,512)									363,117
Purchase of treasury stock (11,505,151, 15,620,293 and 41,381,705 shares during 2009, 2010 and 2011 respectively)	[1]																				(228,466)
Issuance of preference shares (25,000,000 shares of par value EUR 0.3 each in 2008 and 70,000,000 shares of par value EUR 5.0 each in 2009 less issue costs net of tax)	[1]								350,000			(3,420)
Share based payments	[1]											12,707
Preferred dividend, net of EUR 7,7 million tax in 2010	[1]														(42,192)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests	[1]														23,005
Changes in the redemption amount of redeemable NCI	[1]																										(23,005)
Effect of restatements	[1]														62,189
Balance (607,041,577, 956,090,482 and 956,090,482 shares at 2009, 2010 and 2011 respectively) as of at Dec. 31, 2009	[1]					3,035,208			357,500			3,878,079			2,450,025			(1,517,127)			(10,626)			844,727			254,499
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding	[1]																							(57,329)
Purchase of subsidiaries shares from non-controlling interest	[1]		4,078									4,078
Net Income Loss	[1]		(354,772)												(354,772)									25,604			21,164
Net change in fair value of securities available for sale	[1]																	(2,065,236)						2,438			951
Foreign currency translation adjustments	[1]																	182,099						6,097			3,108
Pension liability	[1]																	14,668						94			(157)
Issuance of common shares (110,367,615 shares of par value EUR 5.0 with issue costs of EUR (41,798) thousand net of tax expense in 2009 and 121,408,315 shares of par value EUR 5.0 in 2010)	[1]					607,041						24,282
Issuance of common shares by conversion of convertible bonds (227,640,590 shares of par value EUR 5.0 by conversion of 227,640,590 convertible bonds)	[1]					1,138,203						45,528
Issue costs for the issuance of 121,408,315 and 227,640,590 shares	[1]											(77,951)
Sale of treasury stock net of tax (expense)/benefit	[1]											(2,861)									163,101
Purchase of treasury stock (11,505,151, 15,620,293 and 41,381,705 shares during 2009, 2010 and 2011 respectively)	[1]																				(157,376)
Share based payments	[1]											12,306
Capital contribution	[1]																										13,218
Preferred dividend, net of EUR 7,7 million tax in 2010	[1]														(71,558)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests	[1]														(1,553)
Redemption of redeemable NCI	[1]																										(33,253)
Changes in the redemption amount of redeemable NCI	[1]																										6,452
Balance (607,041,577, 956,090,482 and 956,090,482 shares at 2009, 2010 and 2011 respectively) as of at Dec. 31, 2010			8,474,689	[1]	6,324,186	4,780,452	[1]	472,946	357,500	[1]	5,137,533	3,883,461	[1]	2,675,143	2,022,142	[1]	(4,478,895)	(3,385,596)	[1]	(6,484)	(4,901)	[1]	1,086,957	821,631	[1]	351,875	265,982	[1]
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																							(1,014,784)	(767,075)
Purchase of subsidiaries shares from non-controlling interest			219,484								290,361	219,484					(38,420)	(29,042)
Net Income Loss		(19,234,907)	(14,539,668)											(19,234,907)	(14,539,668)								25,277	19,107		17,307	13,082
Net change in fair value of securities available for sale																	3,138,148	2,372,126					25	19		(7,197)	(5,440)
Foreign currency translation adjustments																	(1,224,396)	(925,522)					(3,621)	(2,738)		(29,254)	(22,113)
Pension liability																	38,968	29,456					49	37		(181)	(137)
Sale of treasury stock net of tax (expense)/benefit											(5,240)	(3,961)								228,665	172,848
Purchase of treasury stock (11,505,151, 15,620,293 and 41,381,705 shares during 2009, 2010 and 2011 respectively)																				(222,327)	(168,057)
Issuance of preference shares (25,000,000 shares of par value EUR 0.3 each in 2008 and 70,000,000 shares of par value EUR 5.0 each in 2009 less issue costs net of tax)								1,322,926	1,000,000		(11,642)	(8,800)
Capital contribution																										3,188	2,410
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests														(39,137)	(29,584)
Changes in the redemption amount of redeemable NCI																										39,137	29,584
Balance (607,041,577, 956,090,482 and 956,090,482 shares at 2009, 2010 and 2011 respectively) as of at Dec. 31, 2011		$ (5,538,669)	€ (4,186,681)		$ 6,324,186	€ 4,780,452		$ 1,795,872	€ 1,357,500		$ 5,411,012	€ 4,090,184		$ (16,598,901)	€ (12,547,110)		$ (2,564,595)	€ (1,938,578)		$ (146)	€ (110)		$ 93,903	€ 70,981		$ 374,875	€ 283,368

[1]	As restated. See Note 43 for more information.

CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2011 Greek State Preferred Stock [Member]	Dec. 31, 2010 Greek State Preferred Stock [Member]	Dec. 31, 2009 Greek State Preferred Stock [Member]	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2009 Preferred Stock	Dec. 31, 2008 Preferred Stock	Dec. 31, 2011 Additional Paid In Capital	Dec. 31, 2010 Additional Paid In Capital	Dec. 31, 2009 Additional Paid In Capital	Dec. 31, 2010 Accumulated Surplus	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2008 Treasury Stock	Dec. 31, 2009 Treasury Stock Preferred Stock [Member]
Common stock - Number of shares							607,041,577	496,654,269
Common stock - Par value per share							€ 5	€ 5
Preferred stock - Number of shares	25,000,000	25,000,000	25,000,000	270,000,000	70,000,000	70,000,000					25,000,000
Preferred stock - Par value per share	€ 0.3	€ 0.3	€ 0.3	€ 5	€ 5	€ 5			€ 5	€ 5	€ 0.3
Treasury stock - Number of shares																(743,689)		(6,456,504)
Issuance of common stock - Number of shares							121,408,315	110,367,615					121,408,315	110,367,615
Issuance of common stock from convertion of convertible bonds							227,640,590						227,640,590
Par value of ordinary shares distributed							€ 5	€ 5
Issuance of common stock - Above par value adjustments to additional paid in capital														€ 695,316
Issuance of common stock - Adjustments to additional paid in capital for issue costs														(41,798)
Share options exercised - Number of shares								19,693						19,693
Share options exercised - Par value per share option exercised							€ 5	€ 5
Share options exercised - Above par value														€ 15.9
Issuance of preferred stock - Number of shares									200,000,000	70,000,000
Issuance of preferred stock - Par value per share	€ 0.3	€ 0.3	€ 0.3	€ 5	€ 5	€ 5			€ 5	€ 5	€ 0.3
Gain/loss on sale of treasury stock - Tax expense												990	715	(957)
Treasury stock - Sales																42,062,422	15,213,954		17,624,305
Treasury stock - Purchases																(41,381,705)	(15,620,293)		(11,505,151)
Tax on preferred dividends															€ 7,700
Common stock - Number of shares								607,041,577
Common stock - Par value per share							€ 5	€ 5
Preferred stock - Number of shares	25,000,000	25,000,000	25,000,000	270,000,000	70,000,000	70,000,000					25,000,000
Preferred stock - Par value per share	€ 0.3	€ 0.3	€ 0.3	€ 5	€ 5	€ 5			€ 5	€ 5	€ 0.3
Treasury stock - Number of shares																(62,972)	(743,689)	(6,456,504)	(337,350)

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Cash flows from Operating Activities:
Net income / (loss)	$ (19,192,323)	€ (14,507,479)		€ (308,004)	[1]	€ 453,284	[1]
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses	4,899,152	3,703,269		1,204,995	[1]	998,448	[1]
Net (gains)/loss on sale of premises and foreclosed assets	(12,111)	(9,155)		841	[1]	(1,753)	[1]
Net realized gain/(loss) on sales of available-for-sale securities	25,752	19,466		(114,959)	[1]	(349,929)	[1]
Other Than Temporary Impairment of AFS and HTM securities	12,136,146	9,173,713		89,497	[1]	358,328	[1]
Equity in earnings of equity method investees	(11,458)	(8,661)		(9,245)	[1]	18,550	[1]
Depreciation of premises and equipment	160,937	121,652		129,310	[1]	122,765	[1]
Amortization of software and other intangibles	130,877	98,930		79,906	[1]	65,260	[1]
Impairment of goodwill	553,532	418,415		6,320	[1]	0	[1]
Impairment of equity method investments	2,216	1,675		0		0
Share based payments	0	0		12,306	[1]	12,707	[1]
Pension Liability	40,754	30,806		14,531	[1]	30,039	[1]
Provision for deferred income taxes	404,426	305,706		(217,867)	[1]	12,838	[1]
Net losses on the disposal of equity investments	0	0		0	[1]	9,329	[1]
Net (gains) from changes in fair value of financial instruments designated at fair value	(49,516)	(37,429)		(239,649)	[1]	(131,079)	[1]
Gain on debt extinguishment	(10,122)	(7,651)		(10,855)	[1]	(224,683)	[1]
Other non cash items including provisions for contigencies and impairment of other assets	239,624	181,132		(11,364)	[1]	24,472	[1]
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets mark to market through the profit and loss	508,790	384,594		1,415,211	[1]	(2,265,213)	[1]
Accrued interest receivable	52,257	39,501		(165,495)	[1]	227,707	[1]
Other assets	(471,672)	(356,537)		124,515	[1]	(667,092)	[1]
Accounts payable, accrued expenses and other liabilities	(165,627)	(125,197)		(878,344)	[1]	645,167	[1]
Insurance reserves	303,608	229,497		209,971	[1]	288,616	[1]
Cash flows provided by/(used in) operating activities	(454,758)	(343,753)		1,331,621	[1]	(372,239)	[1]
Activities in available-for-sale securities:
Purchases	13,258,136	10,021,825		16,243,881	[1]	23,945,291	[1]
Sales proceeds	10,159,516	7,679,578		13,883,742	[1]	20,570,594	[1]
Maturities, prepayments and calls	5,243,810	3,963,796		732,727	[1]	283,371	[1]
Activities in held-to-maturity securities:
Purchases	(265,318)	(200,554)		(1,290,903)	[1]	(759,760)	[1]
Maturities, prepayments and calls	425,138	321,362		8,614	[1]	797,924	[1]
Purchases of premises and equipment	(190,315)	(143,859)		(165,567)	[1]	(196,406)	[1]
Proceeds from sales of premises and equipment	28,107	21,246		7,684	[1]	7,641	[1]
Disposals / (acquisitions) of equity investments	(3,225)	(2,438)		(11,249)	[1]	(6,072)	[1]
Net cash provided by (used in):
Deposits with central bank	83,119	62,830		(40,482)	[1]	(38,866)	[1]
Loan origination and principal collections	3,549,473	2,683,047		(3,309,256)	[1]	(5,523,616)	[1]
Securities purchased under agreements to resell	(697,030)	(526,885)		385,809	[1]	124,959	[1]
Interest bearing deposits with banks	3,363,215	2,542,254		(3,320,814)	[1]	(1,327,437)	[1]
Other	(101,193)	(76,492)		(91,645)	[1]	(76,081)	[1]
Cash flows provided by / (used in) investing activities	8,337,161	6,302,060		(9,455,221)	[1]	(10,089,040)	[1]
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt	259,835	196,409		2,826,537	[1]	2,456,075	[1]
Principal repayments and retirements of long-term debt	(1,514,544)	(1,144,844)		(2,220,735)	[1]	(3,127,780)	[1]
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 58,002 thousand in 2009, EUR 98,995 thousand in 2010 and EUR 1,000 thousand in 2011)	(1,323)	(1,000)		1,716,059	[1]	1,189,564	[1]
Purchases of treasury stock	(222,327)	(168,057)		(157,376)	[1]	(228,466)	[1]
Proceeds from sales of treasury stock	222,115	167,897		159,525	[1]	311,562	[1]
Acquisition of and increase of controling interest in subsidiary companies	(57,415)	(43,400)		(88,351)	[1]	0	[1]
Disposal of subsidiary shareholding without loss of control	2,719	2,055		1,375	[1]	0	[1]
Capital contribution by non-controlling interest holders	3,244	2,452		14,321	[1]	0	[1]
Dividends paid	(31,724)	(23,980)		(63,789)	[1]	(42,835)	[1]
Net cash provided by/(used in):
Deposits	(2,877,996)	(2,175,477)		6,080,178	[1]	7,298,163	[1]
Securities sold under agreements to repurchase	(2,958,129)	(2,236,050)		(947,151)	[1]	2,728,287	[1]
Other borrowed funds	(245,657)	(185,692)		800,879	[1]	(226,531)	[1]
Cash flows provided by/(used in) financing activities	(7,421,202)	(5,609,687)		8,121,472	[1]	10,358,039	[1]
Effect of exchange rate change on cash and due from banks	(88,693)	(67,041)		7,904	[1]	(6,559)	[1]
Net increase/(decrease) in cash and due from banks	372,508	281,579		5,776	[1]	(109,799)	[1]
Cash and due from banks at beginning of year	1,899,930	1,436,157	[1]	1,430,381	[1]	1,540,180	[1]
Cash and due from banks at end of year	2,272,438	1,717,736		1,436,157	[1]	1,430,381	[1]
Supplemental Disclosure of Cash Flow Information:
Income taxes	169,444	128,083		207,817	[1]	76,392	[1]
Interest	3,111,766	2,352,184		2,360,704	[1]	3,113,625	[1]
Issuance of 70,000,000 preference shares of par value EUR 5.0 each and issuance of 200,000,000 preference shares of par value EUR 5.0 each (see Note 32)	$ 1,322,926	€ 1,000,000				€ 350,000

[1]	As restated. See Note 43 for more information.

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Cash Flows
Payment Of Financing And Stock Issuance Costs	€ 1,000	€ 98,995	€ 58,002

ORGANIZATION	12 Months Ended
Dec. 31, 2011
Nature Of Operations [Abstract]
ORGANIZATION

NOTE 1: ORGANIZATION

The National Bank of Greece S.A. (the “Bank”) was incorporated in the Hellenic Republic in 1841. The National Bank of Greece S.A. and subsidiaries (the “Group”) provide a wide range of financial services activities including retail and commercial banking, global investment management, investment banking, insurance, investment activities and securities trading. The Group's non-financial service activities include hotels, warehouse management and real estate investments. The Group operates in Greece, Turkey, UK, South Eastern Europe, Cyprus, Malta, Egypt and South Africa.

REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS	12 Months Ended
Dec. 31, 2011
Reporting Currency [Abstract]
REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

NOTE 2: REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

The accompanying consolidated financial statements as of December 31, 2011, are expressed in Euro (EUR). The translation of EUR amounts into US dollar amounts is presented solely for the convenience of the reader and should not be construed as representations that the amounts stated in EUR have been or could have been or could be now or at any time in the future converted into US dollars at this or any other rate of exchange. The exchange rate used for the purpose of this disclosure is the noon buying rate in New York City for cable transfers in foreign currencies, as certified for customs by the Board of Governors of the Federal Reserve Bank of New York on Monday, April 30, 2012 which was EUR 0.7559 to USD 1.00 (EUR 0.7729 to USD 1.00 on December 31, 2011).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Group in preparing these financial statements.

Basis of preparation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Greek Books and Records Code and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with US GAAP.

Reclassifications— Certain reclassifications have been made to prior year amounts to conform to the current year presentation. See Note 43 for disclosure of the respective impact.

Going concern— The crisis in the Greek economy resulted in impairment losses recorded in several classes of assets, such as Greek government bonds and other loans in Greece (see Note 11 and Note 13). These have adversely impacted the financial position, the results of operations, cash flows and regulatory ratios of the Bank, and consequently of the Group. Furthermore, the crisis has limited the Bank's access to liquidity from other financial institutions.

In addition, during 2011 the Bank has relied on liquidity facilities provided by the Eurosystem liquidity facilities.

Article 47 of Greek Law 2190/1920 requires that any entity whose total equity is less than 50% of its share capital is obliged to convene shareholders' meeting within six months after its prior year end in order to approve actions for improving this ratio. In addition, article 48 of Greek Law 2190/1920 provides that an entity, whose total equity is less than 10% of its share capital and whose shareholders' meeting fails to take any decision for the restoration of the equity ratio, may be liquidated following a court decision, which may be requested by anyone who has a legitimate interest.

At December 31, 2011, the Group's capital adequacy ratio was below the minimum threshold of 8% (negative 2.6%). The amount required for the restoration of the capital adequacy ratio to 8% is estimated by the Bank of Greece at EUR 6.9 billion.

The going concern of the Bank is dependent on (a) raising sufficient funds to restore the Group's and the Bank's financial positions and maintain adequate levels of capital and (b) the continuing reliance on and the continuation of the Eurosystem liquidity facilities. The Directors have considered the following main factors in concluding that the Group and the Bank can continue to operate for the foreseeable future:

•       The Group's and the Bank's funding and capital plans for the next 12 months from the date of approval of these accounts assume continuing reliance on and the continuation of these measures. These plans have been shared with the Bank of Greece.

•       The recapitalization plan for Greek banks forms an integral part of the financial assistance under the second economic adjustment program in March 2012 jointly supported by the International Monetary Fund (the “IMF”) and the member states of the eurozone (the “Program”).

The Program, which has already been approved by the IMF, the European Central Bank (the “ECB”) and the European Commission (collectively referred to as the “Troika”) along with a specific sequence of disbursements, commits funds for the recapitalization plan, amounting up to EUR 50.0 billion and is now in the implementation phase under the auspices of the Bank of Greece. The main features of this Program are:

(a)       All Greek banks are required to achieve a Core Tier I capital ratio of 9% by September 2012 and 10% by June 2013. In addition, banks' capital needs will be determined on the basis of a requirement to maintain a 7% Core Tier I capital ratio under a three-year adverse stress scenario;

(b)       from January 1, 2012 until the Group achieves the minimum level of capital required, the Bank of Greece will allow the Bank to operate at a Core Tier I ratio lower than 9%;

(c)       the Bank of Greece, with the support of external consultants, is undertaking a comprehensive assessment of the banks' capital needs and viability. This assessment will be based on a stress-test exercise built, inter alia, on the results from an independent loan diagnostic exercise, the PSI impact, and the business and capital plans that banks have already submitted, and will be revised in accordance with the Bank of Greece comments;

(d)       banks that are deemed viable based on their business and capital raising plans, as assessed by the Bank of Greece, will be given the opportunity to raise capital in the market, prior to September 30, 2012. Residual capital needs will be met from public support from the Hellenic Financial Stability Fund (the “HFSF”) through common shares with restricted voting rights or contingent convertible bonds, in a manner that preserves private sector incentives to inject capital; and

(e)       the voting rights of the common shares held by the HFSF will be strictly limited to specific strategic decisions, unless the private participation in the form of common shares is less than a given minimum percentage of the banks' total capital needs (to be defined in a separate law);

The Directors consider that it is appropriate to continue to adopt the going concern basis in preparing the financial statements for the Group and the Bank because:

a)       Although the Bank has received no guarantees, the Directors have a reasonable expectation that the Bank will continue to have access to the Eurosystem liquidity facilities; and

b)       the temporary measures provided by the Bank of Greece and ECB as described above in relation to the minimum capital requirements will give the Bank enough time to raise the necessary capital or to tap into the facility provided by the HFSF.

In fact, in its letter to the Bank on April 20, 2012, the HFSF stated that, on April 19, 2012, the Bank of Greece replied to HFSF with the following:

(a)       The Bank is evaluated as viable;

(b)       The Bank submitted a business plan that includes the time schedule for the implementation of the capital actions described therein, and this plan is evaluated as viable and reliable;

(c)       The amount required for the restoration of the capital adequacy ratio to the minimum 8%, is estimated by the Bank of Greece at EUR 6.9 billion; and

(d)       The HFSF should officially reply to the Bank that it intends to participate in the share capital increase or in the issuance of a convertible bond by the Bank under the provisions of Greek Law 3864/2010 up to the amount that has been determined by the Bank of Greece and is adequate to restore the Group's capital adequacy ratio (i.e. EUR 6.9 billion).

In the same letter to the Bank, HFSF stated that it will participate in the share capital increase or in the issuance of a convertible bond by the Bank up to the amount of EUR 6.9 billion. Furthermore, the HFSF stated that it will cover any amount of unsubscribed share capital and/or the convertible bonds and that this commitment is valid until September 30, 2012.

Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (“VIEs”), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The effects of inter-company transactions and balances have been eliminated.

Subsequent events—All material events that occurred after the date of the consolidated financial statements and before these were issued, have been either recognized or disclosed in the Notes to the consolidated financial statements.

The Group evaluated events from the date of these consolidated financial statements on December 31, 2011, through the issuance of these consolidated financial statements.

Redeemable non-controlling interest—Non-controlling interests (NCI) that are subject to put options held by third parties are accounted for as redeemable equity instruments. Redeemable NCI is presented outside “Permanent equity” as “Temporary equity”. Such redeemable NCI is measured initially at fair value and subsequently at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value, with any subsequent changes recognized immediately as they occur, and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. This adjustment is determined after the attribution of net income or loss of the subsidiary, pursuant to ASC 810-10. Such changes are recognized directly in “Accumulated Surplus”.

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder's equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption “Cash and due from banks”.

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM)—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management's intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading profit or loss. All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income/(loss) on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method at the individual security level. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income/(loss) for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment).

The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (OTTI) exists. Any credit related OTTI related to debt securities that the Group does not plan to sell and is not likely to be required to sell, is recognized in earnings as unrealized losses, with the non-credit related OTTI retained in accumulated other comprehensive income/(loss). For other impaired debt securities and equity securities, the entire OTTI is recognized in earnings as unrealized losses.

Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists.

When the Group lacks that intent or ability, the security's decline in fair value is deemed to be other than temporary and is recorded in earnings. Available-for-sale equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and cost recognized in earnings.

Reclassifications between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group reclassifies such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet definition of the respective category at the date of reclassification. Such reclassifications can occur only once in response to a single rare event.

If there is a change in intention or ability to hold a debt security to maturity, the Group reclassifies such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter, at the date of reclassification.

For securities reclassified as described above, the fair value at the date of reclassification becomes the new amortized cost at that date.

When the securities reclassified out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

Derivatives—The Group maintains an overall risk management strategy that incorporates the use of derivative instruments to reduce certain risks related to interest rate and foreign currency volatility. On the date the Group enters into a derivative contract, the Group designates the derivative instrument as either hedging or as a freestanding derivative instrument. At December 31, 2011 and 2010 the Group did not have any of its derivative instruments designated as hedging instruments. For freestanding derivative instruments, changes in fair values are reported in current period net income and included in the net trading profit/(loss).

All derivatives are recognized on the consolidated balance sheet at fair value, without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Derivatives are recorded as derivative assets or liabilities. The Group's management exercises judgment in determining the fair value of financial assets and liabilities. For exchange traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values also take into account the Group's own credit standing, thus the valuation of the derivative instruments includes, the value of the net credit differential between the counterparties to the derivative contract.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group's share of the earnings or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group's net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments.

The excess of the cost of acquisition of the investments and the Group's equity in the investee's underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.

Loans and leases—Loans are included at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest rate method.

Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield of the related loans.

There are no loans that have been originated which are intended for sale in the secondary market.

Loans include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment.

A loan is determined to be past due when any amount with respect to the loan is not collected when contractually due.

The Group has identified two portfolio segments in accordance with ASC 310-10-20 and its internal policies, consumer loans and commercial loans. Consumer loans consist of a large number of homogeneous loans of small amounts given to individuals. Therefore, the consumer loans portfolio is diversified and more resilient to specific risks associated with individual borrowers, but may be more severely affected by changes in macroeconomic conditions (e.g. GDP evolution, unemployment and disposable income). Commercial loans in general consist of large exposures to fewer borrowers to cover their business financing needs. The commercial loans portfolio is less diversified, and therefore, more vulnerable to risks associated with individual borrowers.

       As described in Note 13 the Group has elected fair value accounting for certain loans.

Write-offs—The Group's write-off policy prescribes which loans and receivables fall into its scope and the criteria that must be met for each type of asset in order for each write-off to be approved by the relevant competent committee.

Loan amounts to be written off for accounting purposes are individually identified and fully provided for.

For all loan amounts written-off for accounting purposes, documentation is retained and is available to evidence and support the reasoning for the write-off and that the appropriate actions have been taken.

The following factors are taken into consideration when qualifying a loan for write-off:

(i)       The past due status of the loan.

(ii)       The existence of collateral held by the Group to secure the loan and the ability to liquidate that collateral.

(iii)       The status of legal actions undertaken by the Group as well as the results of recent research regarding the borrower's real property. However, completion of such legal actions is not a necessary condition to write-off a loan if the claim against the borrower would remain valid after the loan is written-off.

(iv)       The existence of other assets held by the borrower identified through available databases.

(v)       An assessment of the costs expected to be incurred for pursuing recovery compared to the expected recovery.

In particular:

(i)       Mortgages are written-off for accounting purposes after a maximum period in past-due of at least 10 years and when there is no realistic prospect of recovering those amounts. The competent business units ensure that all appropriate actions have been taken in order to collect and no further recovery action is possible or practicable.

(ii)       Unsecured consumer, credit card and SBL exposures may not be written-off for accounting purposes even after a period of at least 60 months after the agreement is terminated.

(iii)       Corporate and secured SBL exposures are considered for write-off for accounting purposes on a case by case analysis, based on the general requirements (i)-(v) above.

In specific cases corroborated with legal evidence, such as for example fraud or bankruptcy of the borrower, exposures can be written-off for accounting purposes regardless of whether the criteria above are satisfied.

Written-off loans, either retail or corporate, are monitored until completion and exhaustion of legal actions having taken into consideration of the efforts and cost required.

Write-offs are approved by each competent committee in accordance with its authority limits prescribed in its charter.

Non-accruing loans—In general, for domestic loans the accrual of interest is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual status at the time the loan is 180 days delinquent. For foreign loans the accrual of interest is typically discontinued at the time the loan is 90 days delinquent. In all cases, loans are placed on non-accrual status, or written-off at an earlier date, if collection of principal or interest is considered doubtful.

The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Interest income is recognized upon receipt of the cash. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame (except for loans that the agreement has been terminated), or when the loans are modified (see below).

Modifications and Troubled Debt Restructurings (“TDRs”)—Modifications are considered TDRs if, for economic or legal reasons related to the debtor's financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves the reduction of interest accrued off-balance sheet or the prolongation of maturity, without receiving additional collateral.

Each modified loan resets the number of days past due. TDRs that were non-accruing at the time of the restructuring remain non-accruing until a minimum number of payments are made by the borrower, ranging from 4 to 12 depending on the loan product.

TDRs are considered impaired and a loan loss allowance is estimated for these loans that take into consideration the fact that the loans were not accruing before the restructuring.

Allowance for loan losses—The allowance for loan losses is management's estimate of probable incurred loan losses in the lending portfolios. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement.

Individually significant exposures are considered those which, if impaired would have a material impact on profit. Specifically, individually significant exposures are those customer exposures that, for each NBG Group entity, exceed the lower of 0.1% of the entity's equity and EUR 750,000.

Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses.

The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. Specifically, our methodology has three primary components: specific allowances, coefficient analysis and homogeneous analysis.

Specific allowance: For individually significant commercial loans, specific allowances are recorded based on: historical loss experience, current economic conditions and performance trends within specific industry sectors, payment history, cash flow analysis, collateral value and any other pertinent information. Future expected cash flows take into consideration the customer's risk profile, historical information for similar customers as well as an estimate of the impact of current economic conditions and negative credit trends existing at the time of the assessment. These estimates are management's best estimates regarding the probable impact of the current economic environment on credit losses. If necessary, an allowance for loan losses is established for loans subject to specific allowance. Loss is measured as the difference between the loan's carrying amount and the present value of estimated future cash flows expected to be received.

Coefficient analysis: Most non-significant commercial loans are subject to coefficient analysis. A coefficient analysis is performed on commercial loans, for which no specific allowance is calculated, as described above and the related allowance is calculated using internal credit ratings and loss rates. Individual loans are grouped into 22 risk categories based on common characteristics such as industry, payment history (including delinquency), collateral values and other factors. The rating of each individual corporate customer is re-assessed at least once a year (and more frequently if necessary) and its rating may change based on the customer's financial position and prospects, qualitative criteria and current market conditions. Allowance percentages, or coefficients, based on historic loss rates among these groupings are then applied to determine the allowance for loan losses to be recorded. Our coefficient analysis for the commercial portfolio uses historical data to estimate the default rate assigned to each credit rating. Our rating model was first validated in 2005 by an internationally recognized and independent advisor, and optimized for use in Greece. Since then, it is monitored regularly and its predictive ability is back-tested on an annual basis by our Group Risk Management Division following the Basel II guidelines on monitoring of rating models. The back testing has shown that the predictive ability of the model is strong, so no change in criteria and weights was necessary. Loss rates are estimated at least annually as at the reporting date.

Homogeneous analysis: The allowance on certain homogeneous loan portfolios, which generally consist of mortgage loans, credit cards and other consumer loans in the consumer loans portfolio segment, and certain non-significant commercial loans is based on the valuation of aggregated portfolios of homogeneous loans, generally by loan type, products or channel of distribution.

Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures (see Note 13).The period analyzed for the estimation of the loss rates takes into consideration the long recovery periods historically observed in Greece, and is six years for credit cards and consumer loans and twelve years for mortgage loans. These longer recovery periods follow from Greek legislation and judicial system, as well as business practices.

Allowances for losses inherent in loans made through our branches and subsidiaries outside of Greece are estimated by the branch or subsidiary which originated the loan. Methodologies applied are similar to those employed by the Group, for loans in Greece.

Additions to the allowance for loan losses are made by charges to the provision for loan losses, credit exposures deemed to be uncollectible are charged against the allowance for loan losses. Recoveries of amounts previously charged as uncollectible are credited to the allowance for loan losses.

Subject to compliance with tax laws in each jurisdiction, a loan which is deemed to be uncollectible or forgiven is written off against the related provision for loans impairment. Subsequent recoveries are credited to provision for loan losses in the Income statement.

Under Greek regulations, loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Similar regulations apply to our subsidiaries outside Greece, however the legal process takes, in general, significant less time than in Greece. Historical loss amounts are based on recoveries relating both to balances written off and to balances not written off because not all legal actions for recovery have been fully exhausted.

In addition to the allowance for loan losses, the Group also estimates probable losses related to unfunded commitments, such as commercial letters of credit, standby letters of credit and financial guarantees written. The allowance is estimated using the methodology applied to commercial loans.

Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 “Fair Value Measurements and Disclosures”, which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 “Financial Instruments”, including certain loans and long-term debt. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

The fair value disclosures are presented in Note 36 . The levels of hierarchy with respect to the fair values are the following:

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter derivative contracts.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Transfers between levels are recognized at the end of the reporting period.

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable, respectively, in the current marketplace.

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. The Group accounts for changes in an ownership interest in a subsidiary that does not result in deconsolidation as an equity transaction if it retains its controlling financial interest in the subsidiary. Identified intangibles are amortized on a straight-line basis over the period benefited. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. Intangible assets that are not subject to amortization are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Intangible assets are amortized using an estimated range of anticipated lives, which are 3 to 12 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment—Premises and equipment, including buildings, are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets, including those that are to be disposed of, are evaluated for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is evaluated by determining if the difference between the expected undiscounted future cash flows of a long-lived asset is lower than its carrying value. If not recoverable, the Group recognizes an impairment loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Variable Interest Entities—The Group is involved with VIEs in the normal course of business. The primary use of VIEs is to obtain sources of liquidity for the Group. The Group is also involved in VIEs used for the securitization of certain loans as discussed below.

VIEs are entities defined in ASC 810 “Consolidation” as entities which either have a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity.

The Group is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The Group continually reassess whether it is the primary beneficiary of a VIE.

For additional information on certain of our VIEs, see Note 12.

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to VIEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 “Transfers and Servicing”. When a financial asset is transferred, the Group assesses whether the transferor and its consolidated affiliates have surrendered control over the transferred financial assets, determining first whether the transferee should be consolidated. A transfer of an entire financial asset, or a portion of a financial asset that meets the definition of a participating interest, in which the Group has surrendered control over those financial assets shall be accounted for as a sale if and only if all of the following conditions are met:

(a)       the transferred financial assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership;

(b)       each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group; and

(c)       the Group does not maintain effective control over the transferred assets through either (1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call or (3) an agreement that permits the transferee to require the Group to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the Group to repurchase them.

For transfers of financial assets recorded as sales, the Group recognizes and initially measures at fair value all assets obtained (including beneficial interests) and liabilities incurred. The Group recognizes a gain or loss in net trading profit/(loss) for the difference between the carrying amount and the fair value of the assets sold.

Income taxes—Income tax payable on profits, based on the applicable tax laws in each jurisdiction, is recognized as an expense in the period in which profits arise. The Group accounts for deferred income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on management's belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to that amount that is at least more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 “Income taxes”. A benefit can only be recognized if it is “more likely than not” that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations—Insurance operations include both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Traditional basic individual life insurance policies as well as endowment and annuity policies offered through the Group's network, are accounted for as long-duration contracts whereas group life insurance policies, including optional life and disability and payment protection policies offered with the Group's mortgage loans and supplementary coverage in individual life insurance policies, are accounted for as short-duration contracts. Property and Casualty insurance policies are accounted for as short-duration contracts.

The insurance liability related to such contracts (outstanding claims reserve and provision for claims incurred but not reported (“IBNR”)) is included in Insurance Reserves in the Balance Sheet. Income and expenses from insurance operations are included in other non-interest income and expenses. In particular, premiums from life insurance and mortgage payment insurance plans are included in “Other non-interest income”, whereas claims, reserve movement and commissions are included in “Other non-interest expense”.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Variable costs incurred in the acquisition of such policies are capitalized and expensed proportionately with the recognition of premium revenues. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policy holders and are reported in the period that the amounts are assessed. Premium income from short duration contracts, including reinsurance assumed, is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Claims relating to property and casualty policies are recognized as and when these become known based on the information available.

Insurance reserves for expected costs relating to life insurance policies are accrued over the current and expected renewal periods of the contracts. The present value of estimated future policy benefits payable, less the present value of estimated future net premiums to be collected is estimated using approved actuarial methods that use assumptions about future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and any premium deficiency estimated is charged off to income for the period. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used.

Insurance reserves for property and casualty insurance include, apart from an unearned premium reserve, a provision for outstanding claims and a provision for claims IBNR. Loss estimates rely on observations of loss experience for similar historic events that relate to cumulative gross paid claim amount, settled claim amount, incurred claim amount and claim number developments. Such observations are periodically revised and any premium deficiency is charged to income for the period. Projections are based on historical development patterns. The development ratios are adjusted in a small number of cases to remove the effect of claim developments, which appear to be of an exceptional nature. Projections of reinsurance recoveries are also undertaken. Allowance is made for claim adjustment expenses and an appropriate discount factor is used.

Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates.

Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group.

With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan's benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group's plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group's income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.

Other assets and other liabilities—Other assets includes, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities includes, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Foreclosed assets—Foreclosed assets arise when the Group initiates legal actions for debt collection upon the recognition that repayment or restructuring of the debt cannot be achieved. In case the exposures are collateralized with assets, legal actions involve the initiation of an auction program that targets the repayment of the loans through the collateral liquidation value.

Assets that are classified as “foreclosed assets” are included in other assets upon actual foreclosure or when physical possession of the collateral is taken, through mutual agreement or court action. These assets are reported as held for sale in accordance with ASC 360-10-45-9. Foreclosed properties are initially measured at the fair value of the property less estimated costs to sell. Prior to foreclosure, any write-downs, if necessary, are charged to the allowance for loan losses. Subsequent to foreclosure, gains or losses on the sale of, and losses on the periodic revaluation of, foreclosed properties are recorded in “Net other income/(expense)”.

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale. Discontinued operations are presented on the face of the income statement.

Dividend policy—The Bank, on the basis of its statutory financial statements prepared in accordance with IFRS as endorsed by the EU, pays dividends out of:

•       distributable profits for the year (i.e., profits net of: a) tax; b) losses carried forward; and c) prior year tax audit differences); and

•       retained earnings, special reserves or ordinary reserves to the extent they exceed the amount required to be maintained by law.

Each year the Bank is required, by Greek Law 2190/1920, to declare and distribute a minimum dividend out of its net profits, if any, equal to 35% of the net profits for the year less statutory reserves, any profits resulting from the sale of equity participations that represent at least 20% of the paid up share capital of a subsidiary company in which the Bank has held an equity participation for at least ten years and unrealized net gains from financial instruments.

Any distribution of the remainder of the distributable profits must be approved by a General Meeting of the Shareholders with the ordinary quorum and majority voting requirements. No distribution can be effected if, on the closing date of the last financial year, the total shareholders' equity is, or will become after that distribution, lower than the sum of share capital and the reserves, the distribution of which is prohibited by Greek law or the Bank's Articles of Association.

A majority representing at least 65% of the paid-up share capital may vote to waive this. The undistributed dividend (up to 35% minimum dividend) must then be transferred to a special reserve which must, within four years following the General Meeting, be distributed in the form of a stock dividend. Furthermore, a majority representing at least 70% of the Bank's paid-up capital may vote to waive this stock dividend.

According to the provisions of article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, banks participating in the plan to strengthen the liquidity of the Greek banking sector and economy (the “Hellenic Republic bank support plan”) are allowed to distribute dividends to ordinary shareholders up to 35% of distributable profits at the parent company level. Moreover, pursuant to Greek Law 3723/2008, article 28 of Greek Law 3756/2009 and article 39 of Greek Law 3844/2010, for 2008 and 2009, banks participating in the plan were allowed to distribute dividends to ordinary shareholders only in the form of shares, which cannot be treasury shares. As it is clearly stipulated in the above law and decision, the above restrictions, do not apply to any dividend or fixed return on preference shares that are being traded in foreign organized markets.

In accordance with Greek Law 3965/2011, banks participating in the plan are allowed to distribute dividends, for 2010, only in the form of shares, however, these cannot be treasury shares.

Normally, dividends are declared and paid in the year subsequent to the reporting period. For 2011, the Group approved the non-distribution of dividends to any class of shares, that is, to the redeemable preference shares held by the Greek State, the non-cumulative, non-voting redeemable preference shares and the ordinary shares.

Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 “Liabilities—Extinguishment of liabilities”. On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Share-based payment transactions—The Bank has approved Group-wide share options plans for the executive members of the Board of Directors (“BoD”), management and staff of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as a compensation cost, with the corresponding credit recognized in equity. The total amount to be expensed over the requisite period, which is determined by reference to the fair value of the share options granted, is calculated with the graded vesting attribution method. The fair value of the options is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the options, the expected volatility of and the expected dividends on the underlying stock, and the risk-free interest rate over the expected life of the option.

When the options are exercised and new shares are issued, the proceeds received net of any transaction costs are credited to common stock and additional paid-in capital.

Accumulated other comprehensive income/(loss) (Accumulated OCI)—The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to Net income/(loss) as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to Net income/(loss) at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to Net income/(loss) upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock—The Group parent company's common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded in equity.

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

Adjustments to the carrying amount of redeemable non-controlling interest in the form of a common stock instrument with a fair value redemption feature do not impact earnings per share.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates— In preparing these consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated balance sheets and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

Recently adopted accounting pronouncements

       In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20), an update to ASC Topic 310– Receivables. The amendments in ASU 2010-20 enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As a result of the update, entities are required to provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. Entities are also required to disclose credit quality indicators, past due information, and modifications of its financing receivables. The enhanced disclosures are designed to help financial statement users assess an entity's credit risk exposures and its allowance for credit losses. The disclosures as of the end of a reporting period were effective for the first interim or annual reporting period ending after December 15, 2010. The disclosures about activity that occurred during a reporting period are effective for the first annual reporting period beginning after December 15, 2010 and the disclosures regarding Troubled Debt Restructurings will be effective for the for the first interim or annual reporting period beginning on or after June 15, 2011. ASU 2010-20 is an update only for disclosures and as such did not impact the Group's financial position, results of operations or cash flows. The Group adopted ASU 2010-20 on December 31, 2010 and provided the disclosures under this ASU that were effective for the first annual reporting period ending after December 15, 2010 in the Group's consolidated financial statements in the Group's Annual Report 2010. Disclosures about activity that occurred during the reporting period were provided for the year ended December 31, 2011 for the first time. For further information, refer to Note 13.

In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06), an update to ASC Topic 820 – Fair Value Measurement. ASU 2010-06 requires both new and clarifies existing fair value measurement disclosures. The new requirements include disclosure of significant transfers in and out of Level 1 and 2 and gross presentation of purchases, sales, issuances, and settlements in the reconciliation of beginning and ending balances of Level 3 instruments. The clarifications required by ASU 2010-06 include the level of disaggregation in the fair value hierarchy and Level 3 reconciliation of assets and liabilities by class of financial instrument. In addition, the ASU expanded disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements included in Levels 2 and 3 of the fair value hierarchy.

       The new disclosures and clarifications were effective for interim and annual periods beginning after December 15, 2009, except the disclosures about purchases, sales, issuances, and settlements in reconciliation of beginning and ending balances of Level 3 instruments, which are effective for interim and annual periods beginning after December 15, 2010. ASU 2010-06 is an update only for disclosures and as such did not impact the Group's financial position, results of operations or cash flows. For further information, refer to Note 36.

In December 2010, the FASB issued ASU 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. The amendments in this ASU modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. These amendments were effective for the Group's consolidated financial statements for the year ended December 31, 2011 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

In April 2010, the FASB issued ASU 2010-15, “How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments”. This ASU clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. This ASU also amends Subtopic 944-80 to clarify that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary. The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. These amendments were effective for the Group's consolidated financial statements for the year ended December 31, 2011 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

In April 2010, the FASB issued ASU 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. This ASU clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. This ASU was effective for the Group's consolidated financial statements for the year ended December 31, 2011 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. These amendments were effective for the Group's consolidated financial statements for the year ended December 31, 2011 and had no impact on the Group's disclosures since no new business combination occurred during the year.

       In September 2011, FASB issued ASU 2011-09 “Disclosures about an Employer's Participation in a Multiemployer Plan”, requiring companies participating in multiemployer pension plans to disclose more information about their involvement in those plans. Multiemployer pension plans are typically defined benefit plans to which two or more unrelated employers contribute, usually in accordance with one or more collective bargaining agreements. However, because the assets and obligations of different employers are commingled, employers record an expense only for contributions due to the plan each reporting period, as they would for a defined contribution plan. Companies do not have to record a liability for future benefit payments to employees, even though future contributions represent significant potential obligations for some companies that participate in the plans, including those in the construction, entertainment, trucking and maritime, and retail food industries. This ASU was effective for the Group's consolidated financial statements for the year ended December 31, 2011 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

Recently issued accounting pronouncements

       In December, 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which requires the disclosure of information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments are effective for annual and interim for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Group has not yet determined the impact of this guidance on the Group's financial position or results of operations.

       In September, 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment”, which amends the guidance in ASC 350-202 on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, the ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The implementation of this guidance is not expected to have a significant impact on the Group's financial position or results of operations.

       In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income”. This amendment requires comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The amendments do not change what items are reported in other comprehensive income or the requirement to report classification of items from other comprehensive income to net income. These amendments are effective prospectively for the Group's consolidated financial statements for the year beginning January 1, 2012, involves disclosures only, and is not expected to have a significant impact on the consolidated statements of income and consolidated balance sheets. In December 2011, FASB issued ASU 2011-12 which deferred certain aspects of ASC 2011-05. These deferred aspects did not include the requirement to report comprehensive income in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The deferral period will begin for the Group on January 1, 2012 and would remain in effect indefinitely.

       In May 2011, FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. These amendments result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the amendments in this ASU do not result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. These amendments are effective prospectively for the Group's consolidated financial statements for the year beginning January 1, 2012. The implementation of this guidance is not expected to have a significant impact on the Group's financial position or results of operations.

       In April 2011, FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. The ASU removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The ASU does not change the other criteria in ASC 860. Accordingly, a transferor in a repo transaction is deemed to have effective control if the following conditions are met: (1) the financial assets to be repurchased or redeemed are the same or substantially the same as those transferred; (2) the agreement is to repurchase or redeem them before maturity, at a fixed or determinable price; and (3) the agreement is entered into contemporaneously with, or in contemplation of, the transfer. The guidance is effective prospectively for transactions, or modification of existing transactions, of the Group that occur on or after January 1, 2012, and is not expected to have an impact on the consolidated statements of income and consolidated balance sheets.

       In April 2011, FASB issued ASU 2011-02, “A Creditor's Determination of whether a Restructuring Is a Troubled Debt Restructuring”, to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The new guidance requires for creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered troubled debt restructurings. In addition, the amendments to Topic 310 clarify that a creditor is precluded from using the effective interest rate test in the debtor's guidance on restructuring of payables when evaluating whether a restructuring constitutes a troubled debt restructuring. These amendments are effective for the Group's consolidated financial statements for the year beginning January 1, 2012 and are not expected to have an impact on the consolidated statements of income and consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26 “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”. The amendments in this ASU specify that certain costs incurred in the successful acquisition of new and renewal contracts should be capitalized. Those costs include incremental direct costs of contract acquisition that result directly from and are essential to the contract transaction(s) and would not have been incurred by the insurance entity had the contract transaction(s) not occurred. Additionally, advertising costs are only to be capitalized as deferred acquisition costs if the capitalization criteria for direct-response advertising in Subtopic 340-20 are met. All other acquisition-related costs—including costs incurred by the insurer for soliciting potential customers, market research, training, administration, unsuccessful acquisition or renewal efforts, and product development—should be charged to expense as incurred. Administrative costs, rent, depreciation, occupancy, equipment, and all other general overhead costs are considered indirect costs and should also be charged to expense as incurred. These amendments are effective for the Group's consolidated financial statements for the year for the year beginning January 1, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets.

MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2011
Mergers Acquisitions Disposals Disclosure [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

  During 2011, Finansbank disposed of 20.88% of its participation in Finans Yatirim Ortakligi A.S. (Finans Investment Trust) for TL 5.0 million. After this transaction the Group owns 52.1% of the entity;
  on September 22, 2011, the Bank established in UK the Variable Interest Entity AGORAZO PLC, for the purposes of consumer loans securitization, in which the Bank has a beneficial interest;
  on September 22, 2011, the Bank established in UK the Variable Interest Entity AUTOKINITO PLC, for the purposes of car loans securitization, in which the Bank has a beneficial interest;
  on September 19, 2011, the Bank established in UK the Variable Interest Entity SPITI PLC, for the purposes of mortgage loans securitization, in which the Bank has a beneficial interest;
  on June 29, 2011, the Bank acquired 49.9% of CPT Investments Ltd from Credit Suisse A.G. The total consideration amounted to EUR 587.8 million of which amount of EUR 42.9 million was paid in cash. The remaining amount of EUR 544.9 million related to waive of debt from Credit Suisse A.G. After this acquisition the Bank holds the 100% of CPT Investments Ltd;
  during December 2010, Finans Invest acquired from the market 5.11% of Finans Finansal Kiralama A.S. (Finans Leasing), a subsidiary company, listed in Istanbul Stock Exchange, with a cost of TL 20.5 million. On August 13, 2010, the Bank increased its shareholding in Finans Leasing, through a public offer. The Bank acquired 27.3% of the share capital for EUR 42.3 million (TL 81.7 million). After these acquisitions the NBG Group owns 90.9% of Finans Leasing;
  in April 2010, Finansbank disposed of 10.73% of its participation in Finans Yatirim Ortakligi A.S. (Finans Investment Trust) for TL 2.7 million. After this transaction the Group owns 71.93% of the entity;
  on November 4, 2010, following the Finansbank's Board of Directors decision of August 2, 2010, the share capital of the Finansbank was increased by TL 551.3 million (TL 547.1 million in cash and TL 4.1 million by capitalization of reserves). The cash contribution by the Group amounted to TL 518.7 million and was covered by the proceeds from repayment by Finansbank of subordinated debt amounting to TL 495.8 million (USD 325 million) and cash payments by the reinvestment of the dividend received of TL 22.9 million;
  on September 3, 2010, Banca Romaneasca S.A. established NBG Factoring Romania IFN S.A. Banca Romaneasca S.A. owns 99% and NBG Leasing IFN S.A. owns 1% of the new company;
  on August 17, 2010, the Bank acquired 21.6% of Stopanska Banka AD—Skopje, from European Bank for Reconstruction and Development (EBRD) and from International Finance Corporation (IFC) possessing 10.8% shareholding each, through put and call arrangements as provided for in the 2001 shareholders agreement, between the Bank and EBRD and IFC, for the acquisition of Stopanska Banka AD-Skopje. The total consideration paid amounted to EUR 35.2 million;
  on May 19, 2010, Eterika Plc was liquidated. Eterika Plc was a Variable Interest Entity established in the UK for the purposes of corporate loans securitization, in which the Bank had a beneficial interest and was consolidated since July 31, 2008;
  on October 16, 2009, UBB established UBB Factoring EOOD, a wholly owned subsidiary of UBB;
  on October 14, 2009, the Bank partially participated in the share capital increase of its associate Larco S.A. The Bank's contribution amounted to EUR 20.5 million and after the completion of the share capital increase, the Bank's participation was reduced from 36.43% to 33.36%;
  on September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. for a consideration of EUR 18.9 million, of which EUR 2.6 million has been deposited in an escrow account up to September 15, 2011, to set off contingent liabilities. Up to September 15, 2011, no contingent liability had arisen and the escrow account was subsequently released. The loss on sale for the Group was EUR 10 million;
  in September 2009 the Bank established NBG Pangaea, a newly formed Real Estate Investment Company wholly owned by the Bank. NBG contributed to NBG Pangaea 241 properties, in lieu of cash for share capital. The net book value of these properties as at December 31, 2009 was EUR 164.8 million;
  on July 31, 2009, the Bank and TOMI S.A. of ELLAKTOR Group entered into a private agreement to acquire joint control of AKTOR FM, through the Bank's acquisition of a non-controlling interest in AKTOR FM. On January 18, 2010, the Bank acquired 53,846 new ordinary registered shares at their nominal value of EUR 3.0 per share, paying a consideration of EUR 161.5 thousand each in cash and currently owns 35% of the share capital;
  in June 2009, the Bank participated in the one-for-one share capital increase in the Hellenic Postal Savings Bank (PSB), thus acquiring 9,420,000 new shares in PSB. Furthermore, during 2009 the Bank acquired additional 200,000 shares, via the ATHEX, raising its total shareholding to 6.69%;
  on June 8, 2009, Finansbank established Finans Faktoring Hizmetleri A.S., (Finans Factoring) a wholly owned subsidiary;
  on May 19, 2009, the Bank established Ethniki Factors S.A., a wholly owned subsidiary;
  since March 2009, the Bank consolidates Titlos Plc, a Variable Interest Entity established in the UK, for the purpose of the securitization of Greek State loans and receivables, in which the Bank has a beneficial interest.

The schedule below presents effects of changes in NBG Group's ownership interest in its subsidiaries on NBG Group's equity:

	2009	2010	2011
	As restated1	As restated1
	(EUR in thousands)
Net income / (loss) attributable to NBG shareholders	391,052	(354,772)	(14,539,668)
Transfers (to) / from the non-controlling interest
Increase in NBG's paid-in-capital for purchase of 49,9% of CPT Investments Ltd	-	-	216,861
Increase / (decrease) in NBG's paid-in-capital duo to minor changes in participations in other subsidiaries	(297)	4,078	2,623
Net transfers to / from non-controlling interest	(297)	4,078	219,484
Change from net income attributable to NBG shareholders and transfers (to) / from non-controling interest	390,755	(350,694)	(14,320,184)
1 See Note 43 for more information

CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS
NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31, comprised:

	2010	2011
	(EUR in thousands)
Current accounts with banks	183,738	444,730
Cash and similar items	992,265	1,058,153
Current account with central bank	254,114	209,730
Other	6,040	5,123
Total	1,436,157	1,717,736

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system (TARGET).

DEPOSITS WITH CENTRAL BANK	12 Months Ended
Dec. 31, 2011
Deposits With Central Bank [Abstract]
DEPOSITS WITH CENTRAL BANK

NOTE 6: DEPOSITS WITH CENTRAL BANK

The Bank of Greece is the primary regulator of depository institutions in Greece. Bank of Greece requires all banks established in Greece to maintain deposits equal to 2% of total customer deposits as these are defined by the ECB. Similar requirements apply to the other banking subsidiaries of the Group. The Bank's deposits bear interest at the refinancing rate as set by the ECB (1% at December 31, 2011) while the corresponding deposits of Finansbank, UBB and certain other subsidiaries are non-interest bearing.

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	12 Months Ended
Dec. 31, 2011
Securities Purchased Under Agreements To Resell [Abstract]
SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

NOTE 7: SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

The Group enters into purchases of securities under agreements to resell substantially identical securities. These agreements are classified as lending arrangements. Agreements with third parties specify the Group's rights to request collateral, based on its monitoring of the fair value of the underlying securities on a daily basis. Securities accepted as collateral may be sold or re-pledged. The Group has sold or re-pledged as at December 31, 2010 and 2011, EUR 98,500 thousand and EUR 328,031 thousand, respectively, of the securities accepted as collateral.

INTEREST BEARING DEPOSITS WITH BANKS	12 Months Ended
Dec. 31, 2011
Interest Bearing Deposits In Banks [Abstract]
INTEREST BEARING DEPOSITS WITH BANKS
NOTE 8: INTEREST BEARING DEPOSITS WITH BANKS
Interest bearing deposits with banks at December 31, comprised:

	2010	2011
	(EUR in thousands)
Placements in EUR	5,894,673	2,886,597
Placements in other currencies	504,094	881,027
Total	6,398,767	3,767,624
Maturity analysis:
Up to 3 months	6,179,752	3,567,531
From 3 months to 1 year	44,742	26,045
Over 1 year	174,273	174,048
Total	6,398,767	3,767,624

TRADING ASSETS	12 Months Ended
Dec. 31, 2011
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 9: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:
	As restated1
	2010	2011
	(EUR in thousands)
Greek government bonds	797,377	259,233
Debt securities issued by other governments and public sector entities	177,333	219,807
Debt securities issued by Greek financial institutions	300,041	44,395
Debt securities issued by foreign financial institutions	398,845	110,026
Corporate debt securities issued by Greek companies	16,956	10,876
Corporate debt securities issued by foreign companies	110,448	5,547
Equity securities issued by Greek companies	6,082	7,767
Equity securities issued by foreign companies	10,272	8,750
Greek treasury bills	934,552	2,268,222
Foreign treasury bills	13,562	24,057
Mutual fund units	19,854	5,408
Total	2,785,322	2,964,088
1 See Note 43 for more information

Net unrealized losses on trading assets (debt and equity) of EUR 78,316 thousand, EUR 288,545 thousand and EUR 713,711 thousand were included in net trading loss during 2009, 2010 and 2011, respectively.

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (see Note 3), and due to the crisis in the Greek bond markets, transferred certain trading securities to available-for-sale securities and to held-to-maturity securities with fair value at the date of reclassification as presented in the following table:

	As restated1
	Transferred to AFS	Transferred to HTM	Total
	(EUR in thousands)
Greek Government bonds	24,875	263,791	288,666
Debt securities issued by other government and public sector entities	29,376	-	29,376
Debt securities issued by Greek financial institutions	4,810	-	4,810
Corporate debt securities issued by Greek companies	141,320	-	141,320
Total	200,381	263,791	464,172
1 See Note 43 for more information

DERIVATIVES	12 Months Ended
Dec. 31, 2011
Derivative Instruments And Hedges [Abstract]
DERIVATIVES

NOTE 10: DERIVATIVES

Derivative instruments that the Group may use as part of its interest rate risk management strategy include interest rate swaps, interest rate floors, interest rate caps, forward rate agreements, and options. Interest rate swap contracts are exchanges of interest payments, such as fixed-rate payments for floating-rate payments, based on a stated notional amount and maturity date. Interest rate floors protect against declining rates, while interest rate caps protect against rising interest rates. Forward rate agreements are contracts in which the buyer agrees to purchase, and the seller agrees to make delivery of, a specific financial instrument at a predetermined price or yield. Options provide the purchaser with the right, but not the obligation, to purchase or sell a contracted item during a specified period at an agreed upon price.

Foreign currency volatility occurs as the Group enters into transactions involving certain assets and liabilities denominated in foreign currencies, as well as a result of the Group's international operations, particularly of Finansbank in Turkey. Derivative instruments that the Group may use to economically hedge these foreign denominated assets and liabilities include foreign exchange swaps and outright foreign exchange forwards. The Group closely monitors its exposure to the Turkish lira arising from the net investment in Finansbank and when necessary it engages in foreign exchange swaps and other economic hedging transactions in order to reduce the volatility in the Group's equity arising on the translation of Finansbank's net assets from TL to euro.

Fair value of derivative instruments reported in the balance sheet

The following tables present the contract or notional amounts and the fair value amounts (which include the maximum exposure to credit risk) at December 31, 2010 and 2011 of the Group's derivative asset and liability positions held for trading and economic hedging purposes. These derivative positions are primarily executed in the over-the-counter market. The amounts presented below do not consider the value of any collateral held.

Derivative Assets(1)
	As restated2
	2010		2011
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	3,454,366	181,275	6,736,338	792,046
Financial futures	3,335,302	3,252	346,708	8,142
Foreign exchange swaps	3,706,230	142,146	3,003,201	55,768
Forward rate agreements	70,070	1,334	69,865	608
Interest rate swaps	31,524,946	1,209,336	22,598,883	2,594,929
Options	3,431,994	87,433	4,794,160	114,378
Outright foreign exchange forwards	352,532	7,932	889,417	39,744
Credit Derivatives	-	-	7,803	65
Commodity swaps and other	22,041	1,562	1,293	285
Total	45,897,481	1,634,270	38,447,668	3,605,965
2 See Note 43 for more information
Derivative Liabilities(1)
	As restated2
	2010		2011
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	3,624,583	372,528	4,328,113	542,310
Financial futures	814,882	10,014	1,433,408	8,369
Foreign exchange swaps	2,257,001	86,943	1,643,232	27,359
Forward rate agreements	23,968	6,020	80,441	2,463
Interest rate swaps	22,884,544	1,202,172	26,376,089	3,580,272
Options	2,687,135	90,202	3,033,158	108,859
Outright foreign exchange forwards	402,030	12,668	1,422,942	47,114
Credit Derivatives	-	-	46,820	3,503
Commodity swaps and other	22,571	1,923	1,444	239
Total	32,716,714	1,782,470	38,365,647	4,320,488

(1) Includes both long and short derivative positions.
(2) See Note 43 for more information

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading income / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2009, 2010 and 2011 and are analyzed as follows:
	2009	2010	2011
	As restated1	As restated1
	Net	Net	Net
	gains/(losses)	gains/(losses)	gains/(losses)
	(EUR in thousands)	(EUR in thousands)	(EUR in thousands)
Interest rate swaps and cross currency interest rate swaps	(410,451)	(590,551)	(1,588,841)
Financial futures	(6,590)	(227,366)	(92,185)
Foreign exchange swaps	51,582	13,433	(9,723)
Forward rate agreements	3,948	(8,928)	3,829
Options	(916)	(123,067)	415,621
Outright foreign exchange forwards	14,696	(8,235)	96,158
Commodity swaps and other	0	5,453	(236)
Total	(347,731)	(939,261)	(1,175,377)
1 See Note 43 for more information

Credit risk associated with derivative activities

The Group considers the impact of both the credit risk of its counterparties, as well as its own creditworthiness in determining fair value of financial instruments, including over-the-counter derivative instruments and financial liabilities designated at fair value in accordance with ASC 825. This impact is estimated by calculating a separate credit value adjustment (“CVA”) for each counterparty to which the Group has exposure. The calculation considers expected exposures generated using simulation techniques, as well as netting agreements and collateral postings. Furthermore, the CVA is based on expected loss rates derived from Credit Default Swaps (“CDS”) rates observed in the market. If these are not available then we apply the regulatory risk weight that corresponds to the internal rating of the counterparty, or to unrated counterparties, if no internal rating is available. With respect to own credit risk, the Group estimates a debit value adjustment (“DVA”) by applying a methodology symmetric to the one applied for CVA. The bilateral CVA recognized by the Group at December 31, 2009, 2010 and 2011 amounted to a cumulative loss of EUR 97.1 million and EUR 92.0 million and a cumulative gain of EUR 158.7 million, respectively. The gain in 2011 is attributed mainly to the high DVA due to the Bank's increased CDS rate. The Group seeks to reduce counterparty risk by standardizing relationships with counterparties through International Swaps and Derivatives Association, Inc. (“ISDA”) and Global Master Repurchase Agreement (“GMRA”) contracts, which encompass all necessary netting and margining clauses. Additionally, for almost all active counterparties in over-the-counter transactions, apart from Hellenic Republic, Credit Support Annexes (CSAs) have been put into effect, so that net current exposures are managed through margin accounts on a daily basis, through the exchange of cash collateral.

A portion of the derivative activity involves exchange-traded instruments. Exchange-traded instruments conform to standard terms and are subject to policies set by the exchange involved, including counterparty approval, margin requirements and security deposit requirements. Management believes the credit risk associated with these types of instruments is minimal.

Substantially all of the Group's derivative contracts contain credit risk-related contingent features, primarily in the form of ISDA master agreements that enhance the creditworthiness of these instruments compared to other obligations of the respective counterparty with whom the Group has transacted. These contingent features may be for the benefit of the Group as well as its counterparties with respect to changes in the Group's creditworthiness. At December 31, 2010 and at December 31, 2011, the Group held cash and securities collateral of EUR 179.1 million and EUR 501.7 million and posted cash and securities collateral of EUR 1,189.8 million and EUR 2,178.3 million in the normal course of business under derivative agreements.

In connection with certain over-the-counter derivative contracts and other trading agreements, the Group could be required to terminate transactions with certain counterparties at their request since the Bank's credit rating as at December 31, 2011, has triggered this provision in the contract. In such an event, the amount that would be required to settle the position depends on the contract and is usually the market value of the exposure on that day less any amount that has already been posted as collateral under CSAs. Therefore, for derivatives subject to CSAs that are executed on a daily margin basis, the additional amount that would be required to settle the position is a two day change in the mark to market of the instrument which as of December 31, 2010 and 2011, amounted to EUR 38.7 and 27.0 million, respectively.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
Investment Securities Details [Abstract]
INVESTMENT SECURITIES

The disclosure information with respect to available-for-sale securities and held-to-maturity securities as of December 31, 2010 and for the years ended December 31, 2009 and 2010 has been restated to reflect the impact discussed in Note 43.

NOTE 11: INVESTMENT SECURITIES

Available-for-sale securities

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2010
	As restated1
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	9,581,861	-	(2,925,797)	6,656,064
Debt securities issued by other governments and public sector entities	3,671,148	92,991	(3,433)	3,760,706
Corporate debt securities issued by companies incorporated in Greece	1,093,095	3	(254,310)	838,788
Corporate debt securities issued by companies incorporated outside Greece	1,414,465	66,649	(58,822)	1,422,292
Equity securities issued by companies incorporated in Greece	145,444	1,535	(483)	146,496
Equity securities issued by companies incorporated outside Greece	145,022	4,394	(2,918)	146,498
Foreign treasury bills	220,121	2	(1,803)	218,320
Mutual Fund units	510,566	6,296	(17,516)	499,346
Total available-for-sale securities	16,781,722	171,870	(3,265,082)	13,688,510
1 See Note 43 for more information
	2011
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,730,682	-	(33,304)	3,697,378
Debt securities issued by other governments and public sector entities	3,154,367	7,840	(108,456)	3,053,751
Corporate debt securities issued by companies incorporated in Greece	701,889	685	(242,048)	460,526
Corporate debt securities issued by companies incorporated outside Greece	715,904	32,653	(93,675)	654,882
Equity securities issued by companies incorporated in Greece	56,968	817	(165)	57,620
Equity securities issued by companies incorporated outside Greece	42,107	6,121	(3,273)	44,955
Foreign treasury bills	181,130	53	(733)	180,450
Mutual Fund units	452,200	2,254	(32,292)	422,162
Total available-for-sale securities	9,035,247	50,423	(513,946)	8,571,724

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2010
	As restated1
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	2,359,733	(688,778)	3,944,167	(2,237,019)	6,303,900	(2,925,797)
Debt securities issued by other governments and public sector entities	149,404	(2,966)	46,623	(467)	196,027	(3,433)
Corporate debt securities issued by companies incorporated in Greece	203,619	(12,047)	632,081	(242,263)	835,700	(254,310)
Corporate debt securities issued by companies incorporated outside Greece	112,656	(4,294)	417,257	(54,528)	529,913	(58,822)
Equity securities issued by companies incorporated in Greece	1,334	(453)	127	(30)	1,461	(483)
Equity securities issued by companies incorporated outside Greece	14,829	(2,040)	2,024	(878)	16,853	(2,918)
Foreign treasury bills	54,026	(1,803)	-	-	54,026	(1,803)
Mutual Fund units	248,259	(4,209)	131,327	(13,307)	379,586	(17,516)
Total available-for-sale securities	3,143,860	(716,590)	5,173,606	(2,548,492)	8,317,466	(3,265,082)
1 See Note 43 for more information

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2011. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities in unrealized loss position
Greek government bonds	1,327,674	(33,304)	-	-	1,327,674	(33,304)
Debt securities issued by other governments and public sector entities	2,403,878	(91,797)	60,037	(16,659)	2,463,915	(108,456)
Corporate debt securities issued by companies incorporated in Greece	17,900	(9,467)	335,976	(232,581)	353,876	(242,048)
Corporate debt securities issued by companies incorporated outside Greece	137,609	(16,698)	216,391	(76,977)	354,000	(93,675)
Equity securities issued by companies incorporated in Greece	506	(165)	-	-	506	(165)
Equity securities issued by companies incorporated outside Greece	3,274	(3,063)	1,121	(210)	4,395	(3,273)
Foreign treasury bills	29,322	(733)	-	-	29,322	(733)
Mutual Fund units	231,391	(23,362)	74,011	(8,930)	305,402	(32,292)
Total available-for-sale securities	4,151,554	(178,589)	687,536	(335,357)	4,839,090	(513,946)

The scheduled maturities of available-for-sale securities at December 31, 2010 and 2011 were as follows:
	2010		2011
	As restated1
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	1,110,912	1,096,958	541,384	520,431
Due from one to five years	6,121,884	5,633,279	4,524,571	4,293,808
Due from five to ten years	4,672,859	3,627,756	2,085,817	1,947,161
Due after ten years	4,075,035	2,538,177	1,332,200	1,285,587
Total debt securities	15,980,690	12,896,170	8,483,972	8,046,987
Other non debt securities	801,032	792,340	551,275	524,737
Total	16,781,722	13,688,510	9,035,247	8,571,724
1 See Note 43 for more information

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (see Note 3), and due to the current crisis in the Greek bond markets, transferred certain trading securities with fair value at the date of the reclassification EUR 200.4 million to available-for-sale and certain available-for-sale securities with fair value at the date of the reclassification EUR 1,912.6 million into held-to-maturity because it now intends to hold these bonds until maturity.

Available for sale securities include securities that are pledged as collateral of EUR 6,483.0 million and EUR 4,923.7 million as at December 31, 2010 and 2011, respectively.

The following table presents the net gains / (losses) on available-for-sale and held-to-maturity securities for 2009, 2010 and 2011.
	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Gross realized gains on sales of available for sale securities
Greek government bonds	222,052	3,138	83,573
Debt securities issued by other governments and public sector entities	125,462	177,592	21,607
Corporate debt securities	19,041	4,666	13,108
Equity securities	12,924	4,388	1,716
Mutual Fund units	18,670	8,226	11,832
Total gross realized gains on sales of available for sale securities	398,149	198,010	131,836
Gross realized losses on sales of available for sale securities
Greek government bonds	(16,153)	(68,507)	(142,205)
Debt securities issued by other governments and public sector entities	(3,439)	(12,387)	(7,410)
Corporate debt securities	(20,512)	(2,143)	(316)
Equity securities	(7,738)	-	(1,284)
Mutual Fund units	(378)	(14)	(87)
Total gross realized losses on sales of available for sale securities	(48,220)	(83,051)	(151,302)
Net realized gains / (losses) on sales of available for sale securities	349,929	114,959	(19,466)

Other-Than-Temporary-Impairment
OTTI of Greek government bonds due to Private Sector Involvement	-	-	(8,770,914)
Corporate debt securities	(151,474)	-	(142,973)
Equity securities	(187,142)	(85,198)	(223,366)
Mutual Fund units	(19,712)	(4,299)	(36,460)
Total Other-Than-Temporary-Impairment	(358,328)	(89,497)	(9,173,713)
Net gains / (losses) on available for sale and held to maturity securities	(8,399)	25,462	(9,193,179)

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their approximate fair values at December 31, comprised:
	2010
	As restated
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	3,473,774	-	(983,862)	2,489,912
Debt securities issued by other governments and public sector entities	105,671	8,263	(2,161)	111,773
Corporate debt securities issued by companies incorporated outside Greece	5,000	-	-	5,000
Foreign Treasury bills	13,840	-	-	13,840
Total held-to-maturity securities	3,598,285	8,263	(986,023)	2,620,525

	2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	845,015	-	(40,589)	804,426
Debt securities issued by other governments and public sector entities	107,206	8,258	(6,570)	108,894
Foreign Treasury bills	49,981	-	-	49,981
Total held-to-maturity securities	1,002,202	8,258	(47,159)	963,301

The following table presents the fair value and the associated unrecognized losses of held-to-maturity securities in an unrecognized loss position as at December 31, 2011. The table also discloses whether these securities have had unrecognized losses for periods less than 12 months or for 12 months or longer.

	2010
	As restated
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	1,291,452	(278,360)	1,198,461	(705,502)	2,489,913	(983,862)
Debt securities issued by other governments and public sector entities	-	-	19,194	(2,161)	19,194	(2,161)
Total held to maturity investments	1,291,452	(278,360)	1,217,655	(707,663)	2,509,107	(986,023)

	2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	-	-	15,432	(40,589)	15,432	(40,589)
Debt securities issued by other governments and public sector entities	5,326	(2,973)	17,239	(3,597)	22,565	(6,570)
Total	5,326	(2,973)	32,671	(44,186)	37,997	(47,159)

The scheduled maturities of held-to-maturity securities at December 31, 2010 and 2011 were as follows:
	2010		2011
	As restated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	186,284	182,659	148,409	148,481
Due from one to five years	1,319,602	1,084,346	376,198	332,636
Due from five to ten years	1,946,552	1,228,937	389,799	386,202
Due after ten years	145,847	124,583	87,796	95,982
Total	3,598,285	2,620,525	1,002,202	963,301

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (Note 3), and due to the current crisis in the Greek bond markets, transferred certain Greek government bonds from trading and available-for-sale into held-to-maturity because it now intends to hold these bonds until maturity. The fair value of these bonds at the date of transfer was EUR 2,176.4 million and became the new amortized cost at that date. The transfers did not affect the length of the period that these securities are in an unrealized loss position. Excluded from the unrecognized losses presented in the table above, as at December 31, 2011 are EUR 16.7 million unrealized losses, which relate to the unamortized balance of the unrealized losses (before tax) that have been recorded in OCI prior to the reclassification (2010: EUR 171.0 million). These losses relate to securities that have been in an unrealized loss position for 12 months or longer (2010: EUR 169.1 million).

Held to maturity securities include securities that are pledged as collateral of EUR 1,963.5 million and EUR 780.0 million as at December 31, 2010 and 2011, respectively.

Other-Than-Temporary-Impairment assessment of available-for-sale and held-to-maturity securities

       The assessment for Other-Than-Temporary-Impairment (“OTTI”) of available-for-sale and held-to-maturity debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. For debt securities, the evaluation is based upon factors such as the creditworthiness of the issuers and/or guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

Greek government bonds eligible for the PSI

The assessment of impairment for the eligible Greek government bonds as at December 31, 2011 has been performed based on the provisions of ASC 310-20 – Investments in Debt and Equity Securities indicating that if the fair value of an investment is less than its amortized cost basis at the balance sheet date of the reporting period for which impairment is assessed, the impairment is either temporary or other than temporary. The Group assessed whether its investment in the eligible Greek government bonds is impaired by comparing the fair value with the amortized cost of these debt instruments. This comparison has indicated that all eligible Greek government bonds are impaired and consequently the Group assessed whether the impairment is other than temporary.

At the European Summit on October 26, 2011, the Heads of States of Eurozone agreed on a comprehensive set of measures, including a voluntary bond exchange with a nominal discount of 50% on notional Greek debt held by private investors. Together with an ambitious reform program for the Greek economy, supporting growth, the PSI is expected to secure the reduction of the Greek debt to GDP ratio to 120% by 2020.

On February 24, 2012, the Hellenic Republic Ministry of Finance (the “MiFin”) published the invitation memoranda (the “Memoranda”) whereby it invited the holders of the Greek government bonds that were eligible for the PSI (the “eligible GGBs”) to offer to exchange their eligible GGBs subject to the terms described in the Memoranda (the “Offer”).

The Group participated in the Offer under the terms of the Memoranda. The exchange of the Greek government bonds that were subject to Greek law took place on March 12, 2012, while the exchange of Greek government bonds subject to foreign law and the loans that were included in the PSI (see Note 13) took place in April 2012.

The key terms of the Offer are as follows:

•       53.5% haircut on the nominal value of the eligible Greek government bonds

•       Receipt of European Financial Stability Facility (“EFSF”) bonds with total nominal value 15% of the nominal amount of the exchanged bonds, half of which mature in 12 months and half in 24 months.

•       New bonds (the “New Greek government bonds”) with the following characteristics:

  Issuer: Hellenic Republic
  Nominal value: 31.5% of the nominal amount of the exchanged bonds
  Payment of principal: 20 separate bonds with staggered bullet maturities of between 11 and 30 years
  Coupon rate: 2.0% per annum for payment dates in 2013 - 2015, 3.0% per annum for payment dates in 2016 - 2020, 3.65% per annum for payment date 2021 and 4.3% per annum for payment dates in 2022 and thereafter.

•       Detachable GDP-linked securities issued by the Hellenic Republic (the “GDP-linked Securities”) traded in the market with a notional amount equal to the face amount of the New Greek government bonds received. The GDP-linked Securities will provide for annual payments beginning in 2015 of an amount of up to 1% of their notional amount in the event the Hellenic Republic's nominal GDP exceeds a defined threshold and the Hellenic Republic has positive GDP growth in real terms in excess of specified targets.

•       Any accrued and unpaid interest (including additional amounts, if any) on the exchanged bonds will be paid with 6-month securities issued by the EFSF.

•       The New Greek government bonds and the GDP-linked Securities will be governed by English law and will be ranked pari passu with all other borrowed monies of the Hellenic Republic.

Based on the terms and the conditions in the Memoranda, and due to financial difficulties of the issuer, the Group does not expect to recover the amortized cost basis of the Greek government bonds eligible for the PSI, and therefore these bonds are other-than-temporarily-impaired. Therefore, as at December 31, 2011 the Group concluded that there was an other than temporary impairment in its portfolio of Greek government bonds and a credit loss was determined as the difference between the fair value of these securities and the amortized cost reflected in the financial statements as at December 31, 2011. Given the significant difficulties of the issuer, the Group concluded that the entire other than temporary impairment was attributable to credit related deterioration and therefore this amount was charged to the income statement.

The Offer was considered an adjusting event after the reporting period in relation to the annual financial statements for the year ended December 31, 2011, because it provided evidence of conditions that existed at the end of the reporting period. The Group concluded that there was not an active market for Greek government bonds at December 31, 2011 and estimated the fair value at December 31, 2011 based on the contractual cash flows of the new Greek government bonds, a discount rate of 12% and appropriate market information.

The discount rate was based on the new fundamentals regarding the Hellenic Republic debt (the successful implementation of the PSI, together with the financial assistance under the Program agreed by the Eurozone members and IMF, which is expected to improve Hellenic Republic's debt sustainability aiming at the reduction of the Hellenic Republic debt to GDP ratio to 120% by 2020, the new reform effort and the escrow account arranged for the new PSI bonds that raises their seniority). Specifically, to arrive at this estimate, we have considered the yields of similarly rated sovereign and corporate entities, and we have analyzed the relationship of credit ratings and public debt with the bond yields for other European countries.

Impact of PSI for eligible Greek government bonds, December 31, 2011
	Nominal amount	Carrying amount before impairment	Fair value	Impact on earnings due to OTTI	Impact on equity due to OTTI	Amount reclassified from AOCI
	(EUR in thousands)
Available for sale(1)	8,929,319	2,369,692	2,369,692	(6,304,467)	-	(6,304,467)
Held to Maturity	3,050,551	3,136,285	788,965	(2,466,447)	(2,347,320)	(119,127)
Total	11,979,870	5,505,977	3,158,657	(8,770,914)	(2,347,320)	(6,423,594)

(1) The impact on earnings due to OTTI for available for sale securities includes a gain of EUR 135.7 million relating to foreign currency translation differences on eligible Greek government bonds denominated in foreign currencies.

Greek government bonds not eligible for the PSI

At December 31, 2011 Greek government bonds held by the Group that were not eligible for exchange comprised of:

(a)       a bond in the available-for-sale investment securities with nominal amount EUR 1,434.7 million and fair value EUR 1,322.7 million that matures in May 2014 and was received by the Bank in settlement of the Redeemable Preference Shares issued to the Greek State in accordance with Law 3723/2008 (Pillar I) (see Note 32). The fair value was determined by an independent appraiser, as this bond is not quoted in an active market taking into account the credit risk of the Hellenic Republic. The unrealized loss of EUR 27.4 million was recognized in other comprehensive income.

(b)       a bond in the held-to-maturity investment securities issued by the New Economy Development Fund (“TANEO”), a company controlled by the Hellenic Republic, with nominal amount EUR 57.7 million and carrying value EUR 56.0 million that matures in June 2013, and

(c)       a bond in the available-for-sale investment securities with nominal amount EUR 12.1 million and carrying value EUR 5.0 million that matures in August 2014.

Consistent with the assessment of the Greek bonds eligible for PSI, the Group has conducted an assessment of whether the decline in fair value below amortized cost is an other-than-temporary-impairment. The Group does not intend to sell these Greek government bonds, and it is not more likely than not to be required to sell them before the recovery of their amortized cost basis. Furthermore, the Group expects to recover the entire amortized cost basis of these bonds, because there is no evidence at the date these financial statements were authorized that there is a loss event that has an impact on the estimated future cash flows associated with these bonds, hence that the future cash flows will not be recovered in accordance with the contractual terms. Accordingly the unrealized losses of these bonds are included within AOCI.

To arrive at this conclusion the Group has considered that, although the issuer has financial difficulties, there is an expectation that the contractual cash flows will be met due to the guarantees in place as a result of the new Program for economic support for Greece as well as continuous support offered to Greece by the IMF and the Eurozone countries. Further the group gave consideration to the short duration of these bonds as all three bonds mature by 2014, that is within the period of the new Program for economic support for Greece. Furthermore, in reaching that conclusion we also took into consideration the guarantees in place as a result of the new Program for economic support for Greece as well as the continuous support offered to the Hellenic Republic by the IMF and the eurozone countries. Furthermore, the Group gave consideration to the short duration of these bonds as all three bonds mature by 2014, that is within the period of the new Program for economic support for Hellenic Republic.

In particular for the bond received in settlement of the Redeemable Preference Shares issued to the Greek State (see (a) above), the Bank also considered that this transaction formed an integral part of the public policy of the Official Sector to support the regulatory capital of the Greek banks in an effort to sustain the systemic stability of the financial sector in Greece. The Hellenic Republic would not benefit from defaulting on this bond since such action would not result to any reduction of the public debt, merely would be more than offset by the increased capitalization needs of the Greek banks and would therefore increase the Greek public debt. This result would have been in clear contradiction to the basic aim of the new Program for economic support for Greece, which was approved by the heads of state of the eurozone states and is supervised by the IMF, the ECB and the EU. Additionally, subject to obtaining Bank of Greece and other statutory approvals for the repurchase of the Redeemable Preference shares of a nominal value of EUR 1,350.0 million, the Bank could elect to exchange this bond at its maturity in May 2014 with the Redeemable Preference shares.

In accordance with Ministerial Decision 2/98029/0023A/17-01-2012, the redemption of the preference shares issued in favor to the Greek State, will, from December 31, 2011 onwards, be effected at the original par value of the preference shares through the exchange of Greek government bonds or treasury bills. At any redemption date the Greek government bonds or treasury bills to be exchanged should have the following characteristics:

  their nominal value should be of equal to the nominal value of the bonds issued as consideration for the preference shares issued by the Bank their maturity date should be the same or up to one month beyond the corresponding maturity date of the bonds issued as consideration for the preference shares issued by the Bank their market value as at the date of redemption should match their nominal value. If this is not applicable the difference will be settled between the parties in cash.

For the bond issued by TANEO (see (b) above), the Group also considered that the fair value of the company's investments and the cash and cash equivalents held by TANEO exceeds the total outstanding bond issue and therefore the probability of TANEO defaulting on the bonds it has issued is very small.

Finally, it is expected that the successful implementation of the PSI together with the financial assistance under the Program agreed by the eurozone members and the IMF will improve Greece's debt sustainability aiming at the reduction of the Greek debt to GDP ratio to 120% by 2020 (see above). This conclusion is also supported by the statements issued by the Euro summit and the EU Heads of State or Government on October 26, 2011, the Eurogroup statement on February 21, 2012, the press release of the Institute of International Finance (the “IIF”) on March 3, 2012 and the statement by the IMF managing director on March 9, 2012.

  Impairment of other debt securities, equity securities and mutual funds units

OTTI charges for available-for-sale and held-to-maturity securities in 2009

During 2009 the Group recognized OTTI charges in relation to certain debt securities that the Group intended to sell, in accordance with ASC 320-10-35-33A, and in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses, in accordance with ASC 320- 10-35-33.

As at December 31, 2009, gross unrealized losses existing for twelve months or more for equity securities relate to minor investments. For the majority of these investments the unrealized loss is less than 20% and for the remaining it is marginally above 20%. All mutual fund units with unrealized losses existing for twelve months or more have losses of less than 20%.

OTTI charges for available-for-sale and held-to-maturity securities in 2010

During 2010 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized an OTTI charge for all equity securities and mutual fund units for which an OTTI charge was recognized in previous years and as at December 31, 2010 were in an unrealized loss position.

As at December 31, 2010, gross unrealized losses existing for twelve months or more for equity securities are not material and all mutual fund units with unrealized losses existing for twelve months or more were not considered impaired as the losses were not significant to the respective investments held.

OTTI charges for available-for-sale and held-to-maturity securities in 2011

Other than the OTTI charges recognized for the Greek government bonds due to the PSI, as discussed above, the Group recognized OTTI charges in relation to certain corporate debt securities issued by Greek financial institutions in an unrealized loss position because, as at December 31, 2011, the Group considered that a credit loss existed with respect to these securities.

During 2011 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities and mutual fund units for which an OTTI was recognized in previous periods and, as at December 31, 2011, were in an unrealized loss position. As at December 31, 2011, gross unrealized losses existing for twelve months or more for equity securities are not material and all mutual fund units with unrealized losses existing for twelve months or more were not considered impaired as the losses were not significant to the respective investments held.

For other debt securities issued by Greek financial institutions no OTTI has been recognized based on management's assessment that the Group neither has the intention to sell nor expects it will be required to sell these securities before the recovery of their respective amortized cost bases, and that the issuers' payment obligations associated with these positions will be met on time and the full amount will be recovered. A key factor considered in this assessment was the existence of the recapitalization plan for the Greek banks (see Note 3).

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments In Affiliates Subsidiaries Associates And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 12: EQUITY METHOD INVESTMENTS

The Group has investments that are accounted for using the equity method of accounting. The summarized financial information below represents an aggregation of the Group's non-subsidiary investees.

	2009	2010	2011
	(EUR in thousands)
Equity method investments	25,327	50,094	59,139
Revenue	258,841	127,630	77,406
Gross profit	(19,054)	40,056	29,804
Net earnings	(128,247)	12,510	6,774
Group’s equity in net earnings	(18,550)	9,245	8,661
Dividends received by the Group	389	1,541	2,785
Balance Sheet data as at December 31
Current assets	177,876	79,766	91,871
Non-current assets	696,071	486,486	511,932
Current liabilities	235,615	28,696	30,077
Non-current liabilities	642,407	461,376	488,387
Net assets	(4,075)	76,180	85,339
Group’s equity in net assets	23,136	47,695	38,974

The increase in equity method investments during 2010 and 2011 mainly relates to investments made by our private equity funds.

On December 31, 2011, the Group recognized EUR 1.7 million impairment loss for its investment in Planet S.A.

On September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. The loss realized upon disposal amounted to EUR 10.0 million.

On July 10, 2009 the Bank disposed of half of its participation in Social Securities Funds Management S.A. reducing its participation from 40% to 20%. The consideration agreed, amounted to EUR 1.3 million. The gain realized upon disposal of 20% amounted to EUR 0.6 million.

LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
Loans And Leases Receivable Gross Carrying Amount [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
NOTE 13: LOANS AND ALLOWANCE FOR LOAN LOSSES

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2010 and 2011 comprised:
	2010			2011
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)
Consumer:
Residential mortgages	19,544,275	4,725,702	24,269,977	18,762,689	4,148,062	22,910,751
Credit card	1,773,156	3,503,593	5,276,749	1,527,119	3,763,261	5,290,380
Auto financing	405,734	205,996	611,730	308,598	144,085	452,683
Other consumer	4,852,444	3,084,471	7,936,915	4,763,063	2,990,411	7,753,474
Total consumer	26,575,609	11,519,762	38,095,371	25,361,469	11,045,819	36,407,288
Commercial:
Industry and mining	3,675,468	2,974,037	6,649,505	4,084,213	3,020,134	7,104,347
Small scale industry	2,090,239	1,449,556	3,539,795	1,962,344	1,295,509	3,257,853
Trade	7,788,532	3,784,789	11,573,321	7,374,620	3,600,619	10,975,239
Construction	1,226,936	1,597,771	2,824,707	1,131,868	1,629,284	2,761,152
Tourism	484,394	396,622	881,016	479,955	279,303	759,258
Shipping and transportation	2,152,631	780,670	2,933,301	2,216,777	799,940	3,016,717
Commercial mortgages	880,697	700,715	1,581,412	774,709	647,331	1,422,040
Public sector	8,860,862	392,521	9,253,383	8,711,152	280,712	8,991,864
Other	247,319	1,707,828	1,955,147	88,376	1,479,101	1,567,477
Total commercial	27,407,078	13,784,509	41,191,587	26,824,014	13,031,933	39,855,947
Total loans	53,982,687	25,304,271	79,286,958	52,185,483	24,077,752	76,263,235
Unearned income	(58,824)	(189,694)	(248,518)	(92,749)	(167,629)	(260,378)
Loans, net of unearned income	53,923,863	25,114,577	79,038,440	52,092,734	23,910,123	76,002,857
Less: Allowance for loan losses	(2,122,803)	(1,052,602)	(3,175,405)	(5,433,828)	(1,116,807)	(6,550,635)
Total Net Loans	51,801,060	24,061,975	75,863,035	46,658,906	22,793,316	69,452,222

Included in the above table for 2010 and 2011 are loans that are economically hedged for interest rate risk, for which the Group elected the fair value option. The fair value and outstanding principal balance of these loans at December 31, 2011 was EUR 277,247 thousand and EUR  266,258 thousand respectively (EUR 559,107 thousand and EUR  517,210 thousand respectively at December 31, 2010). Net gains / (losses) resulting from changes in the fair value of these loans of EUR (9,947) thousand and EUR (25,757) thousand in 2010 and 2011 respectively were recorded in net interest income before provision for loan losses.

Also, included in the above tables are loans for lease financing amounting to EUR  1,847,008 thousand and EUR  1,634,225 thousand in 2010 and 2011 respectively.

Loans: Credit quality indicators

The Group actively monitors the credit quality of its loan portfolio using several credit quality indicators. The credit quality indicators considered to be the most significant are the delinquency status for all loans, and the credit rating for commercial loans. The days past due is the credit quality indicator the most relevant to the loans in our consumer loans portfolio. In accordance with our policies, the number of days past due is the key factor the Group considers when determining the appropriate course of action. For instance, the actions to pursue collection increase as the number of days past due increases. Furthermore, days past due is also a key factor considered in determining the loans that are eligible for our restructuring programs.

Ageing of loan portfolio

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2010 and 2011:
	December 31, 2010
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	932,421	1,804,213	2,736,634	16,807,641	-	19,544,275	582,407	1,221,806
Credit card	106,041	490,398	596,439	1,176,717	-	1,773,156	46,866	443,532
Other consumer	286,487	1,145,713	1,432,200	3,825,978	-	5,258,178	36,534	1,109,179
Small business loans	197,777	745,299	943,076	3,279,205	-	4,222,281	23,482	721,817
Other commercial loans	281,222	893,968	1,175,190	22,009,607	-	23,184,797	41,997	851,971
Total Greek loans	1,803,948	5,079,591	6,883,539	47,099,148	-	53,982,687	731,286	4,348,305

Foreign
Residential mortgages	204,578	158,984	363,562	3,811,916	550,224	4,725,702	97	158,887
Credit card	77,014	327,366	404,380	3,099,213	-	3,503,593	-	327,366
Other consumer	140,375	351,502	491,877	2,798,590	-	3,290,467	780	350,722
Small business loans	150,102	403,044	553,146	1,168,265	-	1,721,411	67,684	335,360
Other commercial loans	494,221	1,104,962	1,599,183	10,455,032	8,883	12,063,098	200,315	904,646
Total Foreign loans	1,066,290	2,345,858	3,412,148	21,333,016	559,107	25,304,271	268,876	2,076,981
Total loans	2,870,238	7,425,449	10,295,687	68,432,164	559,107	79,286,958	1,000,162	6,425,286

	December 31, 2011
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	1,180,533	2,629,140	3,809,673	14,953,016	-	18,762,689	591,445	2,798,058
Credit card	64,609	540,059	604,668	922,451	-	1,527,119	22,561	517,498
Other consumer	326,768	1,669,764	1,996,532	3,075,129	-	5,071,661	71,133	1,994,051
Small business loans	213,343	1,094,178	1,307,521	2,562,702	-	3,870,223	15,488	1,477,372
Other commercial loans	285,165	1,753,830	2,038,995	20,914,796	-	22,953,791	69,278	1,936,790
Total Greek loans	2,070,418	7,686,971	9,757,389	42,428,094	-	52,185,483	769,905	8,723,769

Foreign
Residential mortgages	203,456	177,586	381,042	3,492,116	274,904	4,148,062	174	248,797
Credit card	116,981	341,014	457,995	3,305,266	-	3,763,261	-	360,289
Other consumer	169,789	398,985	568,774	2,565,722	-	3,134,496	253	505,627
Small business loans	98,124	511,061	609,185	1,648,877	-	2,258,062	677	582,707
Other commercial loans	339,631	984,436	1,324,067	9,447,461	2,343	10,773,871	155,977	1,045,752
Total Foreign loans	927,981	2,413,082	3,341,063	20,459,442	277,247	24,077,752	157,081	2,743,172
Total loans	2,998,399	10,100,053	13,098,452	62,887,536	277,247	76,263,235	926,986	11,466,941

(1) loans less than 30 days past due are included in current loans

Credit ratings of commercial loans
According to the Group's credit policy, all corporate customers are rated on a 22-grade scale. This rating is based on quantitative and qualitative criteria and is reviewed at least annually. Additionally, each of the Bank’s and its subsidiaries' rating systems consider the borrower's industry risk and its relative position within its peer group.Small Business loans are rated through abehavioral model on a 14-grade scale. The ratings scale fro corporate and Small Business customers corresponds to likelihood of default. Customers classified as "Satisfactory" have low likelihood of default, customers classified as "Watchlist" have medium to high likelihood of default and customers classified as Substandard are already defaulted.
The following table presents commercial loans credit quality information as at December 31, 2010 and 2011:

	December 31, 2010			December 31, 2011
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in thousands)			(EUR in thousands)
Greek
Satisfactory	1,317,834	20,428,464	21,746,298	906,577	11,283,505	12,190,082
Watchlist	1,889,368	2,021,343	3,910,711	1,528,817	9,486,380	11,015,197
Substandard	1,015,079	734,990	1,750,069	1,434,829	2,183,906	3,618,735
	4,222,281	23,184,797	27,407,078	3,870,223	22,953,791	26,824,014
Foreign
Satisfactory	1,121,790	10,529,810	11,651,600	1,156,800	9,800,548	10,957,348
Watchlist	192,343	819,501	1,011,844	687,173	769,048	1,456,221
Substandard	407,278	713,787	1,121,065	414,089	204,275	618,364
	1,721,411	12,063,098	13,784,509	2,258,062	10,773,871	13,031,933

Total	5,943,692	35,247,895	41,191,587	6,128,285	33,727,662	39,855,947

The increase in Greek watchlisted loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI.

Impaired loans
Impaired loans are those loans where the Group believes it is probable that it will not collect all amounts due according to the original contractual terms of the loan. Impaired loans include loans whose terms have been modified in troubled debt restructuring due to borrower's financial difficulties and to which the group has granted a concession to the borrower.

The following table presents information about total impaired loans at and for the period ending December 31, 2010 and 2011:

	At and for the year ended December 31, 2010
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Other commercial loans	39,691	-	40,342	-	-

With related allowance:
Residential mortgages	1,733,171	(201,261)	1,251,762	3,623	3,857
Credit cards	490,513	(318,815)	423,935	9,594	46
Other consumer loans	1,413,059	(564,400)	983,960	9,914	9,117
Small business loans	1,060,754	(362,827)	745,503	4,960	67
Other Commercial loans	893,384	(572,631)	758,007	10,982	10,982
Total Greek impaired loans	5,630,572	(2,019,934)	4,203,509	39,073	24,069

Foreign
With no related allowance:
Residential mortgages	58	-	58	-	-
Other consumer loans	172	-	87	-	-
Small business loans	175,366	-	146,531	17,616	-
Other Commercial loans	195,032	-	188,933	16,562	-

With related allowance:
Residential mortgages	122,052	(39,052)	106,753	8	586
Credit cards	318,868	(211,212)	288,394	-	15,344
Other consumer loans	305,615	(189,702)	279,818	4,536	15,853
Small business loans	373,159	(101,364)	216,889	6,367	39
Other Commercial loans	1,265,081	(367,743)	1,164,736	32,353	30,851
Total Foreign impaired loans	2,755,403	(909,073)	2,392,199	77,442	62,673

	At and for the year ended December 31, 2011
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Residential mortgages	20,749	-	20,469	-	-
Consumer loans	35,760	-	34,810	1,899	-
Small business loans	2,770	-	-	-	-
Other commercial loans	300,323	-	107,137	2,344	-

With related allowance:
Residential mortgages	2,798,057	(464,239)	2,264,525	-	20,433
Credit cards	540,059	(398,737)	511,309	5,251	40
Other consumer loans	1,994,087	(983,433)	1,709,580	3,447	17,347
Small business loans	1,493,055	(555,348)	1,250,425	2,247	68
Other Commercial loans	9,366,605	(2,886,287)	3,046,392	30,264	5,529
Total Greek impaired loans	16,551,465	(5,288,044)	8,944,647	45,452	43,417

Foreign
With no related allowance:
Residential mortgages	299	-	-	-	-
Other consumer loans	208	-	14	-	-
Small business loans	3,866	-	479	-	-
Other Commercial loans	92,174	-	54,508	-	113

With related allowance:
Residential mortgages	234,935	(50,065)	199,139	7,378	810
Credit cards	354,851	(243,331)	322,110	5	18,329
Other consumer loans	502,651	(283,580)	444,415	12,408	17,824
Small business loans	609,818	(170,255)	551,683	20,032	337
Other Commercial loans	1,591,724	(330,580)	1,318,137	65,680	26,756
Total Foreign impaired loans	3,390,526	(1,077,811)	2,890,485	105,503	64,169

The increase in Greek impaired loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI.

			2009	2010	2011
			(EUR in thousands)
Average recorded investment in impaired loans			3,035,646	6,595,708	11,835,132
Interest income recognized on a cash basis			30,377	86,742	107,586

Roll forward of impaired loans
The following table presents the roll-forward of impaired loans for the years ended, December 31, 2010 and 2011:

	2010	2011
	(EUR in thousands)
Opening balance as of January 1,	4,965,712	8,385,975
Impaired loans in the period	4,102,230	12,712,334
Loans transferred to non-impaired status	(174,282)	(238,211)
Impaired loans paid-off	(394,035)	(450,205)
Sale of impaired loans	0	(107,244)
Impaired loans written-off	(140,371)	(169,512)
Foreign Exchange differences	26,721	(191,146)
Closing balance as of December 31,	8,385,975	19,941,991

The increase in new impaired loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI

Allowance for loan losses

An analysis of the change in the allowance for loan losses for the years ended December 31, follows:
	2009	2010			2011
	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in thousands)
Balance at beginning of year	1,232,626	1,004,147	1,061,031	2,065,178	1,677,340	1,498,065	3,175,405
Provision for loan losses	998,448	711,805	493,190	1,204,995	999,000	1,384,529	2,383,529
Provision for loans eligible to PSI[1]	0	0	0	0	0	1,319,740	1,319,740
Write-offs	(196,312)	(53,743)	(86,628)	(140,371)	(85,451)	(84,061)	(169,512)
Recoveries	29,663	11,078	12,171	23,249	23,635	7,565	31,200
Net Write-offs	(166,649)	(42,665)	(74,457)	(117,122)	(61,816)	(76,496)	(138,312)
Sale of impaired loans	0	0	0	0	0	(107,244)	(107,244)
Translation differences	753	4,053	18,301	22,354	(53,496)	(28,987)	(82,483)
Allowance at end of year	2,065,178	1,677,340	1,498,065	3,175,405	2,561,028	3,989,607	6,550,635

1	Provision due to PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI.

In addition to loans eligible to PSI, the Group has granted a loan to the Greek State, loans to Greek public sector entities, which are guaranteed by the Greek State and loans to corporate and individuals guaranteed by the Greek State at December, 31 2011.
The Group has conducted impairment assessment individually or collectively, for all its exposures related to the Greek State. Allowances for loan losses have been accounted where deemed appropriate.

Total exposure to the Greek State and its related allowance at December 31, 2011, are the following:
	Total loans	Allowance for loan losses
	(EUR in thousands)
Loan to Greek state	5,160,819	-400,609
Loans eligible to PSI	1,779,022	-1,319,739
Loans to public sector entities	905,007	-134,883
Corporate and Small Business loans	766,551	-98,425
Mortgage loans	1,410,907	-
Total loans	10,022,306	-1,953,656
Securities purchased under agreements to resell	342,050	-
Other assets	400,604	-39,400
Total Exposure to Greek state	10,764,960	-1,993,056

Allowance for loan losses by portfolio segment
The following table provides the allowance for credit losses by portfolio segment and the respective recorded investment at December 31, 2010.

	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,157,423	965,380	2,122,803
of which:
for impaired loans	1,084,476	935,458	2,019,934
for non-impaired loans	72,947	29,922	102,869

Impaired loans	3,636,743	1,993,829	5,630,572
Non-impaired loans	22,938,866	25,413,249	48,352,115

Foreign
Allowance for loan losses at year end	519,917	532,685	1,052,602
of which:
for impaired loans	439,966	469,107	909,073
for non-impaired loans	79,951	63,578	143,529

Impaired loans	746,765	2,008,638	2,755,403
Non-impaired loans	10,222,773	11,766,988	21,989,761

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2011.
	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,954,921	3,478,907	5,433,828
of which:
for impaired loans	1,846,409	3,441,635	5,288,044
for non-impaired loans	108,512	37,272	145,784

Impaired loans	5,388,712	11,162,753	16,551,465
Non-impaired loans	19,972,757	15,661,261	35,634,018

Foreign
Allowance for loan losses at year end	606,107	510,700	1,116,807
of which:
for impaired loans	576,975	500,836	1,077,811
for non-impaired loans	29,132	9,864	38,996

Impaired loans	1,092,944	2,297,582	3,390,526
Non-impaired loans	9,677,971	10,732,008	20,409,979

Allowance for loan losses by portfolio segment and methodology

As discussed in Note 3 our methodology for estimating the allowance for loan losses has three primary components, specific allowances, coefficient analysis and homogeneous analysis, while the methodologies applied by our foreign subsidiaries and branches are similar to those employed by the Group for loans in Greece.

Loss forecast models utilized for portfolios of homogeneous loans consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures. The current macroeconomic conditions affect our default and recovery models gradually as more information regarding the performance and behavior of loan customers is gathered. Based on this information we adjust the “Loss-given-default” and “Probability of Default” parameters used for the estimation of allowance for loan losses, keeping the fundamental methodology intact, that is, we continue to calculate recoveries (and losses) based on realized cash inflows (“workout approach”)

As at December 31, 2011, we did not believe an adjustment to historical loss experience for changes in trends, conditions, and other relevant factors that affect repayment of the loans was necessary beyond the incorporation of current information in the data used to estimate the homogeneous allowances. In calculating our homogeneous allowances for loan losses we considered the following key factors:

Volume and severity of past-due and non-accruing loans:

The higher volume and severity of past due and non-accruing loans in 2011 automatically fed into the calculation of the allowance for loan losses by: (a) increasing the underlying pools on which we calculate a significant portion of the total loss allowances, (b) adjusting the loss rates by incorporating the most recent available information and (c) adjusting upwards the probability of default, which is estimated using data from the previous twelve months. The worsening of the quality of our loan portfolio in terms of delinquencies was the primary cause of the significant increase in of the allowance for loan losses based on homogeneous analysis.

As at December 31, 2011, we concluded that the incorporation of the current market conditions at that time in our methodology as described above was sufficient to estimate the allowance for probable loan losses as at December 31, 2011 and therefore did not further adjust historical loss experience.

Economic conditions and trends:

We believe that changes in national, regional and local economic business conditions impact repayment of loans. Specifically, at December 31, 2011, there was deterioration in Greek economic conditions as a result of the recession of the Greek economy and the adverse developments regarding the Greek public debt and fiscal deficit. That deterioration in economic conditions was reflected in our allowance for loan losses estimated as of December 31, 2011, in three ways: firstly, it resulted in an increase in the level of past due and non-accruing loans which affected the provisions as described above, secondly, it increased the probability of default in our assessment for incurred but not identified impairment in homogeneous loans and thirdly the decline in real estate prices was incorporated in our analysis, where applicable.

Therefore, as at December 31, 2011, we concluded that no further adjustment to the historical loss rates was necessary due to the current economic conditions, since the loss rates applied are long term averages based on long recovery periods for all portfolios assessed using the homogeneous analysis.

Lending policies and procedures

In response to the higher volume and severity of past due loans, we reviewed and tightened our credit approval criteria during 2010 and 2011, for example by lowering both the loan-to-value and the payment-to-income acceptable ratios. As a result, we expected that the quality of new loans granted after 2009 will be improved. However, the loans originated during 2010 and 2011 were not significant enough to cause a change in observed probabilities of default or loss given defaults. Accordingly, we did not adjust those variables as at December 31, 2011.

The following table set forth the allowances for loan losses by portfolio segment and by methodology and the respective recorded investment as at December 31, 2010 and December 31, 2011

December 31, 2010	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
	(EUR in thousands)

Specific allowance			908,611	564,598	908,611	564,598
Coefficient allowance			22,445,983	106,415	22,445,983	106,415
Homogeneous allowance	26,575,609	1,157,423	4,052,484	294,367	30,628,093	1,451,790
Foreign	10,969,538	519,917	13,775,626	532,685	24,745,164	1,052,602
Total loans	37,545,147	1,677,340	41,182,704	1,498,065	78,727,851	3,175,405

December 31, 2011	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
	(EUR in thousands)

Specific allowance	0	0	9,033,028	2,811,450	9,033,028	2,811,450
Coefficient allowance	0	0	14,155,120	198,160	14,155,120	198,160
Homogeneous allowance	25,361,469	1,954,616	3,635,866	469,602	28,997,335	2,424,218
Foreign	10,770,915	606,107	13,029,590	510,700	23,800,505	1,116,807
Total loans	36,132,384	2,560,723	39,853,604	3,989,912	75,985,988	6,550,635

The increase of loans for which a specific allowance has been accounted for also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI.

Collateral

The most common practice we use to mitigate credit risk is the taking of security for funds advances. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans and advances are:

•       mortgages over residential properties;

•       charges over business assets such as premises, ships;

•       vehicles, inventory and accounts receivable;

•       charges over financial instruments such as debt securities and equities;

•       cash collaterals; and

•       state, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans and advances.

Collateral dependent loans

Impaired loans net of allowance for loan losses include collateral dependent loans of EUR 538,316 thousand and EUR 1,216,833 thousand at December 31, 2010 and December 31, 2011, respectively. In general, a loan is classified as collateral dependent when the loan agreement is terminated, foreclosure is probable and as a result the impairment is measured based on the fair value of the collateral. The time between the termination of the agreement and the loan being classified as collateral dependent may vary significantly because the timing of both actions is determined on a case by case basis. In Greece, the typical length of time between classification of the loan as collateral dependent and foreclosure is about 4 years, however there are a number of cases in which this period can be prolonged because either injunctions to the foreclosure procedure are raised by the customer or third parties, or the procedure has been postponed due to a settlement or repayment. In Turkey and South Eastern Europe enforcement of collateral or exhaustion of legal actions take significantly less time than in Greece.

The majority of these loans are secured with properties, for which foreclosure was probable and the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy.

The fair value of the properties was estimated by qualified external or internal appraisers using one or more of the market approach, the income approach or the replacement cost approach. The key inputs, upon which these estimates are based, are market prices of similar properties, market yields and cost estimates.

Collateral

The most common practice we use to mitigate credit risk is the taking of security for funds advances. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans and advances are:

•       mortgages over residential properties;

•       charges over business assets such as premises, ships;

•       vehicles, inventory and accounts receivable;

•       charges over financial instruments such as debt securities and equities;

•       cash collaterals; and

•       state, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans and advances.

Collateral dependent loans

Impaired loans net of allowance for loan losses include collateral dependent loans of EUR 538,316 thousand and EUR 1,216,833 thousand at December 31, 2010 and December 31, 2011, respectively. In general, a loan is classified as collateral dependent when the loan agreement is terminated, foreclosure is probable and as a result the impairment is measured based on the fair value of the collateral. The time between the termination of the agreement and the loan being classified as collateral dependent may vary significantly because the timing of both actions is determined on a case by case basis. In Greece, the typical length of time between classification of the loan as collateral dependent and foreclosure is about 4 years, however there are a number of cases in which this period can be prolonged because either injunctions to the foreclosure procedure are raised by the customer or third parties, or the procedure has been postponed due to a settlement or repayment. In Turkey and South Eastern Europe enforcement of collateral or exhaustion of legal actions take significantly less time than in Greece.

The majority of these loans are secured with properties, for which foreclosure was probable and the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy.

The fair value of the properties was estimated by qualified external or internal appraisers using one or more of the market approach, the income approach or the replacement cost approach. The key inputs, upon which these estimates are based, are market prices of similar properties, market yields and cost estimates. According to the Group impairment methodology, corporate business units that are responsible for the impairment assessment have to ensure that in cases where cash flows are expected from collateral liquidation, collateral value has to be based on a recent (within the current year) independent appraisal from qualified appraiser, unless loan exposures are significantly lower than the collateral values.

Securitized loans and Covered bonds
Loans include securitized loans and loans used as collateral in the covered bonds programs, as follows:

Securitized loans	2010	2011
	(EUR in thousands)
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,161,510	1,035,809
Credit cards (Revolver 2008-1 Plc-December 2008)	1,244,399	1,065,395
Receivables from Public sector (Titlos Plc-February 2009)	5,276,774	4,760,210
Mortgages (Spiti Plc-September 2011)	0	1,677,571
Auto loans (Autokinito Plc-September 2011)	0	430,644
Consumer loans (Agorazo Plc-September 2011)	0	1,494,713
Total	7,682,683	10,464,342

Covered bonds	2010	2011
	(EUR in thousands)
Mortgages	15,561,399	16,550,590
of which eligible collateral	14,038,207	14,211,435

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2011:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class A	Consumer loans and credit card accounts	December 12, 2008	September 2020	1,000.0(1),(2)	Paid monthly at a fixed rate of 2.6% per annum
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class B	Consumer loans and credit card accounts	December 12, 2008	September 2020	268.9(2)	Paid monthly at a fixed rate of 2.9% per annum
Titlos Plc	Floating Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100.0(3)	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Spiti Plc	Asset Backed Floating Rate Notes- Class A	Residential mortgages	September 20, 2011	September 2058	1,500.0(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Spiti Plc	Asset Backed Floating Rate Notes- Class B	Residential mortgages	September 20, 2011	September 2058	249.5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 700 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class A	Auto loans	September 23, 2011	September 2023	400.0(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class B	Auto loans	September 23, 2011	September 2023	96.5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class A	Consumer loans	September 23, 2011	September 2033	1,250.0(2)	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class B	Consumer loans	September 23, 2011	September 2033	412.8(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
(1)	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2010 and 2011, the balances of the subordinated loans were EUR 307.3 million and EUR 199.8 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.
On February 28, 2011, a) EUR 500.0 million class A notes were cancelled and b) the interest was changed from one month-Euribor plus 30 bps to fixed 2.6% on the class A notes and from one-month Euribor plus 60 bps to fixed 2.9% on the class B notes. The class A notes have been rated B- by Fitch and CCC by Standard and Poor's.
(2)	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
(3)	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors.

With respect to all the above securitization transactions, the Bank has sold and assigned certain of its loans to VIEs. The VIEs have paid for the receivables acquired from the Bank with the proceeds from the issuance of the secured notes, which have been acquired by the Bank. Since the Bank has purchased and continuously owns all issued secured notes and, therefore, is the primary beneficiary of the above VIEs, we have not applied sales accounting at Group level for the above transactions. That is, in our consolidated financial statements, the loans are not derecognized and continue to be presented within "Loans" on our consolidated balance sheets. For the same reason we do not record a liability with respect to the notes issued or a servicing asset or liability.

Additionally, the following transaction was unwound with the loans being sold back to the transferor in exchange for the notes:
Issuer	Description	Type of collateral	Issue date	Maturity date	Cancelled date	Nominal amount in million EUR	Interest rate
Eterika Plc	Asset Backed Floating Rate Notes- Class A	Commercial loans	July 31, 2008	June 2035	May 2010	975.0	Paid quarterly at a rate of three-month Euribor plus 30 bps
Eterika Plc	Asset Backed Floating Rate Notes- Class B	Commercial loans	July 31, 2008	June 2035	May 2010	365.0	Paid quarterly at a rate of three-month Euribor plus 250 bps

All of the above notes issued were not presented within “Long-term debt” and the loans were not derecognized as the Bank is the owner of the issued secured notes and primary beneficiary of the above VIEs.

Covered bonds
Under the covered bond Programs I and II, the Bank has the following covered bond series in issue as at December 31, 2011:
Program	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Program I(1)	Third Series(3)	Residential mortgage loans	October 7, 2009	October 2016	1,500.0	Paid annually at a fixed coupon rate of 3.875%
Program II(2)	First Series(4)	Residential mortgage loans	June 24, 2010	June 2015 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps
Program II(2)	Second Series(4)	Residential mortgage loans	June 24, 2010	June 2017 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps
Program II(2)	Third Series(4)	Residential mortgage loans	June 24, 2010	June 2019 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Fourth Series	Residential mortgage loans	November 25, 2010	November 2018 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps
Program II(2)	Fifth Series(5)	Residential mortgage loans	May 6, 2011	September 2013 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Sixth Series	Residential mortgage loans	May 6, 2011	September 2014 (with an additional ten-year extension option)	1,300.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps
(1)	EUR 10.0 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated B1 by Moody's and BB- by Fitch.
(2)	EUR 15.0 billion covered bonds program ("Program II") established on June 21, 2010. The issues under this Program are currently rated B1 by Moody's and BBB- by Fitch.
(3)	This issue is presented within ''Long-term debt''(see Note 24) since all bonds were sold to domestic and foreign investors.
(4)	Initially, on June 24, 2010 the Bank issued the three Series of EUR 1.0 billion each and on July 29, 2010, the Bank issued the second tranches of EUR 500.0 million each. On September 24, 2010 the two tranches of each Series were funged.
(5)	Initially, on May 6, 2011 the Bank issued the fifth Series of EUR 500.0 million and on June 20, 2011, the Bank issued the second tranche of EUR 1.0 billion and funged.

Other than the third Series of Program I, all the above issues have not been sold to investors, are held by the Bank and therefore are not presented within ''Long-term debt'' (see Note 24).
Information regarding covered bonds can be found at the Bank’s website (www.nbg.gr) under "Investor Relations\Debt Investors".

Furthermore, the Bank, in 2010 and 2011, has cancelled the following issues under the covered bond Program I of EUR 10.0 billion:
Series number	Issue date	Cancellation date	Original nominal amount in EUR		Cancelled amount in million EUR
Fourth Series	March 18, 2010	November 30, 2010	1.5	billion	1,000.0
First Series	November 28, 2008	May 6, 2011	1.0	billion	650.0
Second Series	November 28, 2008	May 6, 2011	1.0	billion	800.0
Fifth Series	May 11, 2010	May 6, 2011	1.0	billion	350.0
Second Series	November 28, 2008	June 2, 2011	1.0	billion	150.0
First Series	November 28, 2008	June 20, 2011	1.0	billion	300.0
Fifth Series	May 11, 2010	June 20, 2011	1.0	billion	650.0
First Series	November 28, 2008	August 3, 2011	1.0	billion	50.0(1)
Second Series	November 28, 2008	August 3, 2011	1.0	billion	50.0(1)
(1)	Repurchase and cancellation of EUR 50.0 million covered bonds, as these issues were sold on September 1, 2009 to institutional investors and presented within “Long-term debt” (see Note 24).

GOODWILL, SOFTWARE AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2011
Goodwill Software And Other Intagibles [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES
NOTE 14: GOODWILL, SOFTWARE AND OTHER INTANGIBLES
The following presents the allocation of goodwill by segment for December 31:

	2010
	Opening	Additions and foreign exchange differences	Impairment/	Closing
	2010		write-offs	2010
	(EUR in thousands)
Global Markets and Asset Management	7,956	-		7,956
International	476,221	(6,274)	(6,320)	463,627
Turkish Operations	2,600,143	107,303	-	2,707,446
Insurance	239,297	-	-	239,297
Other	82,630	(1,878)	-	80,752
Total	3,406,247	99,151	(6,320)	3,499,078

The change in International relates to net additions in other private equity business activities of the Group as well as to negative foreign exchange differences amounting to EUR 6.1 million and EUR 18.6 million respectively. The increase in Turkish Operations is due to the positive foreign exchange differences amounting to EUR 107.1 million. The Group recognized EUR 6.3 million impairment losses for goodwill relating to private equity investments.

	2011
	Opening	Additions and foreign exchange differences	Impairment/	Closing
	2011		write-offs	2011
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	(7,956)	-
International	463,627	24,216	(125,148)	362,695
Turkish Operations	2,707,446	(414,015)	-	2,293,431
Insurance	239,297	-	(236,727)	2,570
Other	80,752	-	(48,584)	32,168
Total	3,499,078	(389,799)	(418,415)	2,690,864

The change in International relates to additions in other private equity business activities of the Group as well as to positive foreign exchange differences amounting to EUR 20.6 million and EUR 3.6 million respectively and to impairment of EUR 125.1 million mainly relating to Vojvodjanska Banka, Banca Romaneasca and NBG Leasing IFN. The decrease in Turkish Operations is due to the foreign exchange differences amounting to EUR 414.0 million. Finally the change in insurance relates to impairment of the total amount of goodwill relating to Ethniki Hellenic General Insurance S.A. (“EH”) of EUR 236.7 million due to the continuing adverse developments in the Greek economy and the profound effect of the PSI on the subsidiary's equity. Finally, the Group wrote-off EUR 56.5 million of goodwill relating to certain other domestic operations.

The reporting units utilized for goodwill impairment tests are the business segments or one level below the business segments, based on the level at which discrete financial information is available and management regularly reviews the operating results of that unit. The reporting units where significant goodwill is allocated are the Turkish banking operations and the Serbian operations within the International banking segment. The goodwill relates to the acquisitions of Finansbank and Vojvodjanska Banka, respectively.

Goodwill is tested for impairment annually, at December 31. In 2011, in step 1 of the goodwill impairment test the fair value of the above reporting units was estimated using the income approach and in particular the Dividend Discount Model (“DDM”) because (a) the reporting units consist of subsidiaries of the Group, and therefore their operations are directed by the Group, (b) the DDM incorporates the earnings variability associated with the restructuring of these subsidiaries operations following their acquisition, and (c) the DDM incorporates management's views of the near and medium term as well as detailed views of current and near future market conditions and strategy.

The DDM is based on management's forecasts, long-term growth rates based on the respective country GDP rates adjusted for inflation and discount rates based on observable market long term government bond yields and average industry betas.

The result of the DDM is cross-checked with other valuation methods, such as book value and earnings market multiples. These multiples corroborate the result or the DDM.

Underlying assumptions to the valuation models are that the entities comprising these reporting units will remain subsidiaries of the Group, that the general macroeconomic and political conditions in the respective markets will remain stable, that economic activity will continue to grow in the medium term and that the reporting units will continue to be able to fund their operations. If any of these conditions changes in the future, it may reduce the value of the reporting units and cause an impairment charge with respect to the goodwill.

The methodology applied has not changed since the previous assessment; however, the estimated cash flows were updated to reflect the current management estimates and market conditions.

Based on the results of step 1 of the impairment test, we determined that the fair value of Turkish banking operations, based on a 6.8% (2010: 5.8%) terminal growth rate and 18.1% (2010: 17.7%) pretax discount rate, exceeded the carrying amount by EUR 0.1 billion (2010: EUR 0.6 billion). A 1% increase in the discount rate or a 1% decrease in the terminal growth rate would decrease the fair value by approximately EUR 0.3 billion (2010: EUR 0.4 billion) and EUR 0.2 billion (2010: EUR 0.3 billion) respectively. In addition, a 5% decrease in the forecast amounts available for dividends would decrease the fair value by approximately EUR 0.2 billion (2010: EUR 0.2 billion).

The fair value of Serbian operations, based on a 8.0% (2010: 8.0%) terminal growth rate and 13.5% (2010: 13.7%) pre tax discount rate, was less than the carrying amount by EUR 80.8 million (2010: greater by EUR 169.2 million). A 1% increase in the discount rate or a 1% decrease in the terminal growth rate would decrease the fair value by EUR 57.1 million (2010: EUR 95.1 million) and EUR 47.4 million (2010: EUR 77.8 million) respectively. In addition, a 5% decrease in the forecast pre-tax earnings would decrease the fair value by EUR 16.8 million (2010: EUR 29.7 million). Based on the results of step 1 of the impairment test for Serbian operations, we performed step 2 of the impairment test and concluded to recognize an impairment charge of EUR 100.0 million. Since the DDM is based on management's forecasts that are unobservable inputs, the measurement of the goodwill impairment charge relating Serbian operations is classified as a Level 3 fair value measurement.

The gross carrying amount and accumulated amortization relating to software and other intangibles at December 31 are presented below:

	2010			2011
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in thousands)
Gross carrying amount	504,164	393,186	897,350	543,019	367,523	910,542
Accumulated amortization	(298,092)	(139,367)	(437,459)	(343,368)	(168,182)	(511,550)
Net book value	206,072	253,819	459,891	199,651	199,341	398,992

As at December 31, 2011, other intangibles include intangibles identified upon the acquisition of acquired entities and consist of core deposits of EUR 12,060 thousand (2010: EUR 18,990 thousand), customer relationships of EUR 37,049 thousand (2010: EUR 59,917 thousand), software of EUR 7,052 thousand (2010: EUR 9,264 thousand), all of which have finite lives and trade names of EUR 127,061 thousand (2010: EUR 148,185 thousand) and mutual funds contracts of EUR 2,191 thousand (2010: EUR 2,587 thousand) which have indefinite lives. The estimated useful lives of core deposits and customer relationships are 6-11 years and software 11-14 years.

Amortization expense on software and other intangibles amounted to EUR 65,260 thousand, EUR 79,906 thousand and EUR 98,930 thousand in 2009, 2010 and 2011 respectively. The Group estimates that aggregate amortization expense for the five succeeding fiscal years will be EUR 81,214 thousand, EUR 60,375 thousand, EUR 35,429 thousand, EUR 23,660 thousand and EUR 16,276 thousand for years 2012 through 2016 respectively.

PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS
NOTE 15: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2010	2011
	(EUR in thousands)
Land	214,575	216,445
Buildings	892,541	970,246
Leasehold improvements	244,506	240,874
Furniture, fittings, machinery and vehicles	1,040,914	1,079,042
Total, at cost	2,392,536	2,506,607
Less: accumulated depreciation	(1,170,547)	(1,233,152)
Net book value	1,221,989	1,273,455
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 110,296 thousand, EUR 120,386 thousand and EUR 119,226 thousand for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum rental commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases.

Operating Leases
(EUR in thousands)
2012	87,842
2013	77,699
2014	68,339
2015	59,097
2016	55,015
Thereafter	140,856
Total minimum lease payments	488,848

OTHER ASSETS	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 16: OTHER ASSETS

Other assets at December 31, comprised:
	2010	2011
	As restated
	(EUR in thousands)
Insurance related assets	808,429	620,383
Deferred tax assets	1,087,276	259,092
Prepaid income taxes	191,821	282,275
Assets acquired through foreclosure proceedings	175,541	184,790
Brokerage auxiliary funds	10,378	10,156
Private equity: Investees Assets	87,289	127,150
Prepaid expenses	165,246	139,105
Advances to employees	27,037	17,826
Unlisted equity securities	94,222	101,070
Hellenic Deposit and Investment Guarantee Fund	227,078	288,090
Receivables from Greek State	204,282	361,204
Checks and credit card transactions under settlement	221,922	176,312
Securities transactions under settlement	16,082	9,177
Trade and other receivables	112,164	113,256
Other	363,853	544,924
Total	3,792,620	3,234,810

In accordance with article 6 of Greek Law 3714/2008, the amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) is EUR 100 thousand per client. Accordingly, the contributions paid by banks to HDIGF increased from 2008 onwards. The Greek Law 3746/2009 concerning HDIGF provides that the excess of annual contributions calculated in accordance with the above article 6 of Greek Law 3714/2008, are included in a special reserve which will be jointly owned by the credit institutions in proportion to their participation. In accordance with article 10 of Greek Law 3746/2009, HDIGF guarantees up to an amount of EUR 30 thousand per client for investing activities. In 2010, the participating credit institutions paid the first contributions relating to article 10 of Greek Law 3746/2009 which provides that the said contributions are included in a special reserve which will be jointly owned by the credit institutions in proportion to their participation.

HELLENIC REPUBLIC BANK SUPPORT PLAN	12 Months Ended
Dec. 31, 2011
Hellenic Republic Bank Support Plan [Abstract]
Hellenic Republic Bank Support Plan

NOTE 17: HELLENIC REPUBLIC BANK SUPPORT PLAN

We participated in the Hellenic Republic Bank Support Plan as follows:

Pillar I - Preference share facility

On January 22, 2009, an Extraordinary General Meeting of the Bank's Shareholders was held, which approved the issue of 70 million redeemable preference shares at a par value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State in accordance with Law 3723/2008 for the Bank's participation in the part (1) of the Hellenic Republic Bank Support Plan. On May 21, 2009, the Bank's Board of Directors certified that the Greek State fully covered the said issue of preferred shares. This increase was covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of six-month Euribor plus 130 basis points. On May 25, 2009, the Board of Directors' minutes for the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank's share capital increased by EUR 350 million.

On December 22, 2011, the Extraordinary General Meeting of the Bank's Shareholders approved a) the share capital increase by EUR 1,000.0 million through the issue of additional 200 million Redeemable Preference Shares at a nominal value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State, in accordance with the Law 3723/2008 and b) the revocation of the decision of the Extraordinary General Meeting of the Bank's Shareholders held on November 26, 2010 regarding the repurchase by the Bank of the 70 million Redeemable Preference Shares in favor of the Greek State, in accordance with the Law 3723/2008.

On December 30, 2011, following the above decision, the Bank issued the 200 million Redeemable Preference Shares at a nominal value of EUR 5.00 each. For the redeemable preference shares in favor of the Greek State, please also refer to Note 32.

Pillar II - Government guaranteed short-term borrowings facility
Under the government-guaranteed borrowings facility, we participated in the second pillar of Greek Law 3723/2008 as follows:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Floating Rate Notes	April 26, 2010	April 2013	2,500.0	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	May 4, 2010	May 2013	1,345.0(1)	Three-month Euribor plus 500 bps	Quarterly
Floating Rate Notes	May 4, 2010	May 2013	655.0	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	June 28, 2010	June 2013	4,265.6	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	December 23, 2010	December 2013	4,107.7	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	June 7, 2011	June 2014	1,925.0	Three-month Euribor plus 1,200 bps	Quarterly(2)
Total			14,798.3
(1)	On December 20, 2011 and December 23, 2011, the Bank repurchased Notes of amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million, respectively) that were held by third parties and included in the Group’s Long-term debt (see Note 24 to the U.S. GAAP Financial Statements).
(2)	On June 3, 2011, the annual interest rate increased to three-month Euribor plus a margin of 1,200 bps.

The notes described above are held by the Bank and therefore, are not presented as liabilities on the Consolidated Balance sheet. Additionally, the notes are currently rated Caa2 by Moody's and B- by Fitch.

Pillar III - Debt instruments issued by the Public Debt Management Agency

Under the government guaranteed short-term borrowings facility, on June 4, 2009, we issued EUR 500 million of floating rate notes bearing interest at a rate of three month Euribor plus a margin of 0.25%, due in December 2009 that we repaid in December 2009.

In early 2010 we took up our full allotment under the second and third pillars of the Hellenic Republic bank support plan. On April 12, 2010, the Bank, under the government guaranteed borrowings facility provided by Law 3723/2008, (the third pillar) obtained from Public Debt Management Agency, Greek government bonds having a nominal value of EUR 787.0 million collateralized with shipping and mortgage loans. These bonds can only be used as collateral for financing and therefore are reflected in off-balance sheet items.

PLEDGED ASSETS	12 Months Ended
Dec. 31, 2011
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 18: PLEDGED ASSETS

At December 31, 2010 and 2011, the Group pledged to central banks and other third parties for funding purposes, bonds, loans and other securities, of EUR 24,811.3 million and EUR 32,665.5 million, respectively.

The pledged amounts as at December 31, 2011 relate to:

  trading, available-for-sale and held-to-maturity debt securities of EUR 6,631.1 million pledged for funding purposes with the ECB, the European Investment Bank (“EIB”) and other central banks, as well as, for the purposes of transactions through TARGET with the Bank of Greece and with the derivatives clearing house (ETESEP);
  bonds covered with mortgage loans amounting to EUR 8,800.0 million pledged for funding purposes with ECB; and
  loans and advances to customers amounting to EUR 17,234.4 million pledged mainly with Bank of Greece for funding purposes.

Additionally, the Bank has pledged with the ECB for funding purposes:

  floating Rate notes of EUR 14,798.3 million, issued under the government-guaranteed borrowing facility provided by Greek Law 3723/2008 (pillar II) and held by the Bank (see Note 17); and
  special Greek government bonds of EUR 787.0 million obtained from Public Debt Management Agency under the provisions of Greek Law 3723/2008 (pillar III), collateralized with shipping and mortgage loans and loans to small businesses (see Note 17 ).

NOTE 18: PLEDGED ASSETS

At December 31, 2010 and 2011, the Group pledged to central banks and other third parties for funding purposes, bonds, loans and other securities, of EUR 24,811.3 million and EUR 32,665.5 million, respectively.

The pledged amounts as at December 31, 2011 relate to:

  trading, available-for-sale and held-to-maturity debt securities of EUR 6,631.1 million pledged for funding purposes with the ECB, the European Investment Bank (“EIB”) and other central banks, as well as, for the purposes of transactions through TARGET with the Bank of Greece and with the derivatives clearing house (ETESEP);
  bonds covered with mortgage loans amounting to EUR 8,800.0 million pledged for funding purposes with ECB; and
  loans and advances to customers amounting to EUR 17,234.4 million pledged mainly with Bank of Greece for funding purposes.

Additionally, the Bank has pledged with the ECB for funding purposes:

  floating Rate notes of EUR 14,798.3 million, issued under the government-guaranteed borrowing facility provided by Greek Law 3723/2008 (pillar II) and held by the Bank (see Note 17); and
  special Greek government bonds of EUR 787.0 million obtained from Public Debt Management Agency under the provisions of Greek Law 3723/2008 (pillar III), collateralized with shipping and mortgage loans and loans to small businesses (see Note 17 ).

DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 19: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 75,590, which approximates USD 100,000, was EUR 132,190 thousand at December 31, 2011 (2010: EUR 539,376 thousand). At December 31, 2011, interest-bearing deposits with scheduled maturities in excess of one year were EUR 650,187 thousand (2010: EUR 656,107 thousand).

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2010			2011
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)			(EUR in thousands)
Interest bearing:
Public sector	3,221,218	131,267	3,352,485	1,740,647	56,266	1,796,913
Private sector:
Corporations	3,268,323	6,687,729	9,956,052	2,773,259	4,802,960	7,576,219
Individuals	42,006,925	10,113,819	52,120,744	34,977,371	12,159,912	47,137,283
Interbank	24,261,740	1,607,811	25,869,551	31,576,223	906,713	32,482,936
Total interest bearing deposits	72,758,206	18,540,626	91,298,832	71,067,500	17,925,851	88,993,351
Non-interest bearing:
Public sector	132,164	47,256	179,420	353,244	18,353	371,597
Private sector:
Corporations	666,511	721,179	1,387,690	561,296	763,524	1,324,820
Individuals	261,623	510,278	771,901	158,755	547,265	706,020
Interbank	55,005	202,633	257,638	118,616	60,898	179,514
Total non-interest bearing deposits	1,115,303	1,481,346	2,596,649	1,191,911	1,390,040	2,581,951
Total:
Public sector	3,353,382	178,523	3,531,905	2,093,891	74,619	2,168,510
Private sector:
Corporations	3,934,834	7,408,908	11,343,742	3,334,555	5,566,484	8,901,039
Individuals	42,268,548	10,624,097	52,892,645	35,136,126	12,707,177	47,843,303
Interbank	24,316,745	1,810,444	26,127,189	31,694,839	967,611	32,662,450
Total deposits	73,873,509	20,021,972	93,895,481	72,259,411	19,315,891	91,575,302

Included in the above table are interest bearing deposits of EUR 1,240,756 thousand and EUR 1,779,727 thousand for 2010 and 2011 respectively for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2010 and 2011 losses of EUR (12,389) thousand and EUR (48,979) thousand, respectively, relating to fair value changes of these deposits were included in net trading loss, of which EUR NIL and a gain of EUR 10,973 thousand, respectively, relate to credit risk.

Interest bearing interbank deposits under “Greek residents” mainly include the funding from the ECB and ELA type facility (through the Bank of Greece) amounting to EUR 24,214,517 thousand and EUR 31,307,746 thousand for 2010 and 2011 respectively.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2011
Securities Sold Under Agreements To Repurchase [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
NOTE 20: SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2010	2011
	(EUR in thousands)
Securities sold under agreements to repurchase	3,538,289	1,302,239
Securities sold under agreements to repurchase:
Average outstanding during the year	5,120,716	3,221,314
Weighted average interest rate during the year	1.48%	3.79%
Weighted average interest rate at year end	3.15%	3.63%
Amount outstanding at month end:
January	9,861,416	5,125,395
February	8,549,200	4,698,535
March	8,192,043	5,187,643
April	4,910,773	4,360,673
May	3,992,152	2,976,276
June	4,318,192	2,606,337
July	4,517,778	2,661,253
August	4,279,021	2,309,891
September	4,004,623	1,930,242
October	3,218,453	3,144,079
November	2,701,563	2,036,228
Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.

OTHER BORROWED FUNDS	12 Months Ended
Dec. 31, 2011
Short Term Debt Other Disclosures [Abstract]
OTHER BORROWED FUNDS

NOTE 21: OTHER BORROWED FUNDS

Included in other borrowed funds are facilities with a maturity of one year or less. These borrowings had a balance of EUR 1,111,663 thousand and EUR 925,971 thousand in 2010 and 2011, respectively.

The weighted average interest rate of other borrowed funds was 2.29% and 2.61% in 2010 and 2011 respectively.

The financial conditions of the major short-term of other borrowed funds as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Fixed rate notes
Finansbank	Fixed Rate Bonds(1)	November 2, 2011	30-Apr-12	TL	150.0	34.8	Fixed rate of 10.66%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	November 30, 2011	May 2012	TL	200.0	37.0	Fixed rate of 10.45%	Single payment at maturity including capital amount
Floating rate notes
Finansbank	Amended Facility Agreement	November 30, 2011	November 2012	EUR	210.6(2)	0	Libor plus 0.7%.	Quarterly
Finansbank	Amended Facility Agreement(2)	November 30, 2011	November 2012	USD	220.5(2)	0	Libor plus 0.7%.	Quarterly
(1)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to one year in the domestic market valued up to TL 1,000,000.
(2)	On December 2, 2010, Finansbank signed a dual tranche term loan facility amounting to USD 333.0 million and EUR 352.0 million with a one year maturity which was amended on November 30, 2011, based on which, the dual tranche amounts of USD 333.0 million and EUR 352.0 million were replaced with USD 220.5 million and EUR 210.6 million, respectively.

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
Accounts Payable Accrued Expenses And Other Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 22: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2010	2011
	As restated
	(EUR in thousands)
Accrued expenses and deferred income	129,436	96,689
Amounts due to re-insurers	23,391	23,820
Income and other taxes payable	165,153	153,236
Accounts payable	349,991	218,651
Payroll related accruals	52,192	57,365
Private equity: liabilities of investee entities	134,028	208,064
Unsettled transactions on debt securities	1,065	2,727
Accrued interest and commissions	357,546	420,999
Deferred tax liability (Note 39)	138,012	62,213
Amounts due to third-parties under collection agreements	28,277	82,205
Pension liability	299,933	224,743
Dividends payable	30,923	4,080
Amounts due to government agencies	145,379	180,043
European Re-development Fund	27,612	19,960
Liabilities relating to deposit administration funds (DAF)	232,337	198,040
Checks and credit card transactions under settlement	676,610	1,010,478
Other	534,125	585,023
Total	3,326,010	3,548,336

INSURANCE RESERVES	12 Months Ended
Dec. 31, 2011
Insurance Loss Reserves [Abstract]
INSURANCE RESERVES
NOTE 23: INSURANCE RESERVES

EH has consistently made a provision for loss reserves by estimating the potential liability on a claim-by-claim basis. Activity in the liability for unpaid claims and claim adjustment expenses for the year ended December 31, comprises of:

	2010	2011
	(EUR in thousands)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	700,711	735,476
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	293,974	245,894
Change in provision for insured events of prior years	(33,644)	16,079
Total incurred claims and claim adjustment expenses	260,330	261,973
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(121,149)	(83,739)
Claims and claim adjustment expenses attributable to insured events of prior years	(103,082)	(118,257)
Total payments	(224,231)	(201,996)
Changes in unearned premium reserves	(1,334)	(45,657)
Reserves for unpaid claims and claim adjustment expenses as at December 31,	735,476	749,796

	2010	2011
	(EUR in thousands)
Life insurance reserves
Mathematical and other life insurance reserves at 1 January	1,620,662	1,795,868
Increase in reserves	457,143	618,976
Paid claims and other movements	(281,937)	(403,799)
Mathematical and other life insurance reserves at December 31,	1,795,868	2,011,045
Total insurance reserves	2,531,344	2,760,841

Reinsurance arrangements
The reinsurance program of EH is designed to minimize the Group’s exposure to large claims and reduce accumulation against catastrophic risks. The level of risk retained by the Group is determined by the levels of Shareholder Equity, Gross Written Premia and Possible Maximum Loss per type of risk underwritten.

Income from insurance operations at December 31, comprised:

	2009	2010	2011
	(EUR in thousands)
Gross written premiums	985,777	1,008,320	776,301
Cancellation commissions	1,676	2,790	3,140
Other insurance related income	2,601	6,061	(2,161)
Total income from insurance operations	990,054	1,017,171	777,280

Reinsurance

We assume and cede reinsurance with other insurance companies, mainly in the property and casualty lines of business.
Our reinsurance program consists of non-proportional treaties in motor and property, per risk and catastrophe business, which are our main lines of property and casualty business. Other lines of business are covered mainly by proportional treaties.
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

Short-duration life insurance contracts
	2009	2010	2011
	(EUR in thousands)
Premiums written	247,449	248,887	226,629
Reinsurance ceded	(15,089)	(8,305)	(4,861)
Net written premiums	232,360	240,582	221,768

Premiums earned	257,056	249,901	203,929
Reinsurance ceded	(14,960)	(8,319)	(10,324)
Net earned premiums	242,096	241,582	193,605

Included in premiums earned for 2009, 2010 and 2011 are premiums assumed of EUR 1.0 million, EUR 1.3 million and EUR .4 million respectively.
Premiums earned on long-duration life insurance contracts amounted to EUR 216.6 million, EUR 172.0 million and EUR 86.3 million for 2009, 2010 and 2011 respectively.

Property and casualty insurance contracts
	2009	2010	2011
	(EUR in thousands)
Direct premiums written	516,337	578,919	452,460
Reinsurance assumed	5,407	8,436	10,913
Reinsurance ceded	(103,516)	(108,698)	(70,749)
Net premiums written	418,228	478,657	392,624

Direct premiums earned	469,969	581,142	512,988
Reinsurance assumed	7,961	6,921	3,136
Reinsurance ceded	(103,174)	(108,071)	(80,602)
Net premiums earned	374,756	479,992	435,522

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
Long Term Debt [Abstract]
LONG-TERM DEBT
NOTE 24: LONG-TERM DEBT
Long-term debt (original maturities of more than one year) at December 31, comprised:

	2010
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	202,722	126,084	1,147,016	1,475,822
Variable Rate	103,958	947,999	272,258	1,324,215
Subordinated Debt:
Fixed Rate	13,864	550,378	52,081	616,323
Variable Rate	6,042	139,560	-	145,602
Other
Fixed Rate	38,554	37,557	38,250	114,361
Variable Rate	6,447	72,354	50,826	129,627
Total	371,587	1,873,932	1,560,431	3,805,950

	2011
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	115,588	1,467,999	-	1,583,587
Variable Rate	56,438	298,876	23,009	378,323
Subordinated Debt:
Fixed Rate	13,823	470,694	-	484,517
Variable Rate	5,265	141,774	-	147,039
Other
Fixed Rate	51,611	49,389	39,318	140,318
Variable Rate	29,608	172,500	1,479	203,587
Total	272,333	2,601,232	63,806	2,937,371

Certain debt instruments were issued by 100% owned “finance subsidiaries” of the Bank, NBG Funding Ltd (unconsolidated) and NBG Finance Plc (consolidated), NBG Finance (Sterling) Plc (consolidated) and NBG Finance (Dollar) Plc (consolidated) (the “finance subsidiaries”). The Bank has fully and unconditionally guaranteed all securities issued by these companies. There are no restrictions on the ability of these “finance subsidiaries” to transfer funds to the Bank in the form of cash dividends, loans and advances.

The Group does not consolidate NBG Funding Ltd as the Group is not deemed to be the primary beneficiary of the entity. The Group does not have the obligation to absorb losses or the right to receive benefits as the only assets of NBG Funding Ltd are loans to and deposits with NBG.

The proceeds of the instruments issued by NBG Funding Ltd were lent to NBG Finance Plc, NBG Finance (Sterling) Plc and NBG Finance (Dollar) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each of the instruments referred to above but with a 31 year maturity.

(a)       Long-Term Senior debt

Long-term debt Senior Notes and the related rates and maturity dates at December 31, comprise:

2010
(EUR in thousands)
Fixed, with a weighted average rate of 3.78%, maturing up until 2016 and denominated in EUR	1,234,210
Fixed, with a weighted average rate of 6.37%, maturing up until 2013 and denominated in USD	98,613
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	142,999
Total	1,475,822
Variable, with a weighted average rate of 4.75%, maturing up until 2018 and denominated in EUR	1,203,963
Variable, with a weighted average rate of 2.17%, maturing up until 2012 and denominated in USD	97,145
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,107
Total	1,324,215

2011
(EUR in thousands)
Fixed, with a weighted average rate of 3.75%, maturing up until 2016 and denominated in EUR	1,139,485
Fixed, with a weighted average rate of 5.62%, maturing up until 2016 and denominated in USD	444,102
Total	1,583,587
Variable, with a weighted average rate of 2.42%, maturing up until 2016 and denominated in EUR	335,944
Variable, with a weighted average rate of 2.06%, maturing up until 2012 and denominated in USD	19,134
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,245
Total	378,323

Long-Term Senior fixed rate debt
The financial conditions of the long-term senior fixed rate debt as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Corporate bonds
Finansbank (via a VIE)	Fixed Rate Notes	March 24, 2006	March 2013	USD	110.0	39.0	Fixed interest rate of 6.5%	Semi-annually
Covered bonds
NBG	Fixed rate covered bonds- Third Series	October 7, 2009	October 2016	EUR	1,500.0(1)	6.1	Fixed coupon rate of 3.875%	Annually
Fixed rate notes
NBG Finance Plc	Fixed Rate Notes, guaranteed by the Bank	September 21, 2010	February 22, 2012	EUR	80.0(2)	-	Fixed interest rate of 2.07%	Semi-annually
Finansbank	Senior Unsecured Notes	May 11, 2011	May 2016	USD	500.0	3	Fixed interest rate of 5.5%	Semi-annually
(1)	Includes fixed rate covered bonds issued by the Bank, which are described in Note 13 and has been designated as financial liability at fair value through profit or loss. During 2011, net gains of EUR 103.3 million (2010: net gains of EUR 224.4 million) resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 190.3 million were attributable to changes in instrument specific credit risk (2010: EUR 284.9 million), measured based on changes in the Bank’s own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2011 were EUR 1,059.3 million and EUR 1,497.8 million respectively (2010: EUR 1,160.7 million and EUR 1,495.9 million, respectively).
(2)	The proceeds of the Notes issued by NBG Finance Plc were ultimately lent to the Bank.

Long-term senior fixed rate debt redeemed in 2011 are as follows:
Issuer	Type	Issue date	Redemption date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)
Corporate bonds
Finansbank (via a VIE)	Fixed Rate Notes	March 24, 2006	March 24, 2011	USD	110.0	(December 31, 2010: 50.0)
Fixed rate loans
Finansbank	Credit card secured loan	March 31, 2006	April 13, 2011	TL	300.0	0

Long-Term Senior variable rate debt
The financial conditions of the major long-term senior variable rate debt as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Corporate bonds
Finansbank (via a VIE)	Series 2005-A Floating Rate Notes ( secured on Finansbank’s Diversified Payment Rights)	March 15, 2005	March 2012	USD	500.0(1)	55.5	Three-month Libor plus 180 bps	Quarterly
Variable rate notes
European Investment Bank	Fixed Rate Notes, guaranteed by the Bank	September 1, 2009	September, 2016	EUR	250.0	0	Three-month Euribor plus 0.576 bps	Quarterly
(1)	The outstanding amount of Series 2005-A as of December 31, 2011 was USD 31.0 million (2010: USD 156.0 million).

Long-term senior variable rate debt repurchased in 2011, are as follows:

Issuer	Type	Issue date	Repurchased date	Currency	Nominal amount in million
Covered bonds
NBG	Floating rate covered bonds-First Series(1)	November 28, 2008	August 3, 2011	EUR	50.0
NBG	Floating rate covered bonds-Second Series(1)	November 28, 2008	August 3, 2011	EUR	50.0
Financings under the Hellenic Republic Bank Support Plan
NBG	Floating Rate Notes-Pillar II	May 4, 2010	December 20, 2011	EUR	700.0(2)
NBG	Floating Rate Notes-Pillar II	May 4, 2010	December 20, 2011	EUR	207.0(2)
(1)	The Bank proceeded with the repurchase and cancellation of EUR 50.0 million covered bonds which was the remaining part of the 1st Series of EUR 1.0 billion and EUR 50.0 million covered bonds which was the remaining part of the 2nd Series of EUR 1.0 billion, both of which were issued on November 28, 2008 and under the first covered bond program of EUR 10.0 billion (see also Note 13).
(2)	The Bank repurchased Notes of total amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million) that were held by third parties. Therefore, the total amount based on the original issue of EUR 1,345.0 million is held by the Bank (see Note 18 to the U.S. GAAP Financial Statements).

Long-Term Subordinated debt
Long-term Subordinated debt Senior Notes and the related rates and maturity dates at December 31, comprise:
2010
(EUR in thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	463,032
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	52,850
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	100,441
Total	616,323
Variable, with a weighted average rate of 2.74%, redeemable on or after July 2013 and denominated in EUR	57,292
Variable, with a weighted average rate of 2.87%, redeemable on or after Nov. 2014 and denominated in EUR	27,444
Variable, with a weighted average rate of 7.42%, redeemable on or after Feb. 2015 and denominated in EUR	33,642
Variable, with a weighted average rate of 2.84%, redeemable on or after Nov. 2014 and denominated in USD	27,224
Total	145,602

2011
(EUR in thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	443,292
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	41,225
Total	484,517
Variable, with a weighted average rate of 3.33%, redeemable on or after July 2013 and denominated in EUR	50,756
Variable, with a weighted average rate of 2.60%, redeemable on or after Nov. 2014 and denominated in EUR	27,070
Variable, with a weighted average rate of 5.91%, redeemable on or after Feb. 2015 and denominated in EUR	31,548
Variable, with a weighted average rate of 2.30%, redeemable on or after Nov. 2014 and denominated in USD	37,665
Total	147,039

Long-Term Subordinated debt
The financial conditions of the long-term subordinated fixed and variable rate debt as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Subordinated fixed rate notes
NBG Funding Ltd(1)	Guaranteed Fixed/Floating Rate Subordinated Callable Notes due 2037-Series E	November 8, 2006	November 2037	GBP	375.0	-	6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%	Quarterly
NBG Finance Plc(2)	Fixed Rate Notes- Lower Tier II	August 3, 2010	August 2020 (Early redemption 2015)	EUR	450.0	20.0	7.0% for the first five years and 9.5% thereafter.	Annually
Subordinated variable rate notes
NBG Funding Ltd(1)	Guaranteed Floating Rate Subordinated Callable Notes due 2034-Series A	July 11, 2003	July 2034	EUR	350.0	-	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	Quarterly
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series B	November 3, 2004	November 2035	EUR	350.0	-	The difference of the 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series C	November 3, 2004	November 2035	USD	180.0	-	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series D	February 16, 2005	February 2036	EUR	230.0	-	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	Annually
(1)	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity. Within 2010, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 47.9 million of series A, B and D, GBP 51.1 million of series E and USD 4.0 million of series C. Within 2011, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.0 million of series A, B and D, GBP 11.1 million of series E and USD 1.9 million of series C.
(2)	On July 23, 2010, the Bank completed the sale through a private placement, of a Lower Tier II note, totaling EUR 450.0 million through its UK-based subsidiary NBG Finance Plc, under NBG guarantee, and has been listed for trading on the Luxembourg Stock Exchange.

Subordinated debt repurchased in 2011 is as follows:

Issuer	Type	Issue date	Repurchased date	Currency	Nominal amount in billion
Subordinated fixed rate notes
NBG Finance Plc	Subordinated Callable Fixed Rate Notes	June 28, 2005	June 20, 2011	JPY	30.0
(1)	On June 20, 2011, the Bank proceeded in the entire repurchase of the JPY 30.0 billion Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc in June 2005 and guaranteed on a subordinated basis by the Bank. The Notes mature in June 2035, however they could be redeemed at the option of the Bank in or after June 2011. These notes had been designated as financial liability at fair value through profit or loss. The carrying amount and amortized cost as at December 31, 2010 were EUR 100.4 million and EUR 276.2 million, respectively.

(c)       Long-Term Other debt

“Other” primarily includes fixed rate borrowings of Finansbank and Finans Leasing amounting to EUR 127,722 thousand (of which EUR 73,806 thousand, EUR 5,154 thousand and EUR 48,762 thousand denominated in EUR, TL and USD respectively) and floating rate borrowings of the above mentioned companies, amounting to EUR 101,670 thousand (of which EUR 92,818 thousand, and EUR 8,852 thousand denominated in EUR and USD).

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 25: COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Group enters into a number of off-balance sheet commitments to meet the financing needs of its customers, through the use of commitments to extend credit and commercial and standby letters of credit.

The Group's exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and commercial and standby letters of credit is represented by the contractual notional amount of those instruments. The Group uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The following table summarizes the Group's off-balance-sheet financial instruments, whose contract amounts represent credit risk, as of December 31:

	2010	2011
	(EUR in thousands)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*:
Commercial and personal	17,878,471	14,584,516
Commercial real estate	3,472	0
Residential real estate	326,940	94,602
Commercial letters of credit	539,790	589,924
Standby letters of credit and financial guarantees written	6,684,876	5,970,422

*	Commitments to extend credit at December 31, 2010 and 2011 include amounts of EUR 1,318.6 million and EUR 1,685.7 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.

Commitments to Extend Credit. Commitments to extend credit are agreements to lend to a customer, as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Management evaluates each customer's credit worthiness in determining the amount of collateral to obtain. Collateral held varies and may include accounts receivable, inventory, property, plant and equipment and real estate.

Commercial Letters of Credit. Commercial letters of credit ensure payment by a bank to a third party for a customer's foreign or domestic trade transactions, generally to finance a commercial contract for the shipment of goods. A significant portion of commercial letters of credit is on an immediate payment basis. The Group's credit risk in these transactions is limited since the contracts are collateralized by the merchandise being shipped and are generally of short duration.

Standby Letters of Credit and Financial Guarantees Written. Standby letters of credit and financial guarantees written are conditional commitments issued by the Group to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support the financing needs of the Bank's commercial customers, and are short-term in nature. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Legal Contingencies. The Group and certain of its subsidiaries is defendant in certain claim and legal actions and proceedings arising in the ordinary course of business. These actions and proceedings are generally based on alleged violations of consumer protection, banking, employment and other laws. None of these actions and proceedings is individually material. In accordance with ASC 450 the Group establishes accruals for all litigations, for which it believes it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. These accruals may change from time to time, as appropriate, in light of additional information. At December 31, 2010 and 2011 the Group has accrued for cases under litigation the amount of EUR 43.6 million and EUR 85.4 million respectively for those litigations for which the Group believes that this loss is probable and reasonably estimated. For the cases for which an accrual has not been recognized, management is unable to estimate a range of reasonably possible losses because the proceedings may last for many years, many of the proceedings are in early stages, there is uncertainty of the likelihood of the final result, there is uncertainty as to the outcome of pending appeals and there are significant issues to be resolved. However, in the opinion of the management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the consolidated balance sheet, results of operation or cash flows.

Staff leaving indemnity contingencies. In accordance with Greek Law 4046/2012 and Board of Ministers' Decision (6/28.2.2012), from February 14, 2012 onwards, the employment contracts that lapse on attainment of the normal retirement age or based on the particular retirement conditions, are considered as indefinite duration employment contracts and therefore, the provisions for employees statutory retirement indemnity of Greek Law 2112/1920, are applied. During the years 2010 and 2011 the Group has been subject to litigation claims in relation to the benefits available to employees under the finite duration employment contracts reliant on interpretation of certain clauses of Greek Law 2112/1920. Such claims have been upheld by the court. As a result the Group concluded that based on the available evidence the obligation for the remaining populous of employees under the finite employment contracts is both probable and the amount of the obligation is reasonable estimable under the provisions of Greek Law 2112/1920 based on an actuarial valuation carried out in accordance with ASC 715-30. Following the above, the Group recognized in the income statement as at December 31, 2011, an amount of EUR 169.9 million which is included under “Other non-interest expense”.The estimates included in this amount are based on the Group's analysis of currently available information, and as new information is obtained the Group may change its estimates. Prior to 2011, the Bank concluded that the obligation with respect to employment contracts with its employees as finite duration contracts was remote, therefore no provision for staff leaving indemnity was recognized

Voluntary Retirement Schemes

On December 31, 2010 the Bank's wholly owned subsidiary EH completed the voluntary retirement scheme, that had been announced on November 25, 2008, whereby employees fulfilling certain criteria had the opportunity to leave service receiving additional benefits to those provided by law, subject to the approval of the Voluntary Retirement Scheme Committee which included representatives of the company and its employees. A total of 237 employees have left service taking advantage of the provisions of the scheme (not including those who had subscribed to the scheme and subsequently withdrew their interest). The Group has recognized a total expense of EUR 46.7 million in respect of this scheme (EUR 16.8 million in 2008, EUR 24.6 million in 2009 and EUR 5.3 million in 2010). No further cost in respect of this scheme is expected to be incurred.

OTHER FEES AND COMMISSIONS	12 Months Ended
Dec. 31, 2011
Fees And Commissions [Abstract]
OTHER FEES AND COMMISSIONS
NOTE 26: OTHER FEES AND COMMISSIONS
Other fees and commissions for the years ended December 31, comprised:
	2009	2010	2011
	(EUR in thousands)
Custody, brokerage & investment banking	96,711	79,953	61,903
Retail lending fees	54,794	50,410	41,446
Corporate lending fees	148,884	149,364	136,546
Banking fees & similar charges	168,112	164,947	171,221
Fund management fees	33,639	31,018	24,305
Total	502,140	475,692	435,421

NET TRADING LOSS	12 Months Ended
Dec. 31, 2011
Net Trading Profit Loss [Abstract]
NET TRADING (LOSS)

NOTE 27: NET TRADING LOSS

In addition to the losses on derivative instruments (see Note 10), the losses on deposits and the gains on long-term debt at fair value (see Note 19 and Note 24, respectively), net trading loss in 2009, 2010 and 2011 also includes gains from the re-purchase by the Group from the open market of debt securities issued by the Group of EUR 224,683 thousand, EUR 10,855 thousand and EUR 7,651 thousand respectively.

OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2011
Other Noninterest Income [Abstract]
OTHER NON-INTEREST INCOME
NOTE 28: OTHER NON-INTEREST INCOME
Other non-interest income at December 31, comprised:
	2009	2010	2011
	(EUR in thousands)
Income from insurance operations	990,054	1,017,172	777,280
Gain on disposal of premises	3,259	2,643	12,744
Hotel revenues	34,737	33,986	31,274
Other	62,740	107,452	41,067
Total	1,090,790	1,161,253	862,365

OTHER NON-INTEREST EXPENSE	12 Months Ended
Dec. 31, 2011
Other Noninterest Expense [Abstract]
OTHER NON-INTEREST EXPENSE
NOTE 29: OTHER NON-INTEREST EXPENSE
Other non-interest expense at December 31, comprised:
	2009	2010	2011
	(EUR in thousands)
Insurance claims, reserves movement, commissions and reinsurance premia ceded	898,934	941,589	1,013,879
Credit card costs	29,580	30,067	31,868
Hotel running costs	37,143	37,125	35,128
Broker costs	10,507	6,996	4,623
Rental expense	110,296	120,386	119,226
Taxes and duties other than income tax	73,197	97,835	94,201
Promotion and advertising	83,325	78,502	56,946
Third party fees	135,966	139,599	135,216
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II	-	46,012	159,109
Other	349,242	359,717	583,044
Total	1,728,190	1,857,828	2,233,240

Insurance claims, reserves movement, commissions and reinsurance premia ceded for the years ended December 31 comprised:
	2009	2010	2011
	(EUR in thousands)
Reinsurance premiums ceded	118,605	117,003	75,499
Insurance benefits and claims incurred	557,030	625,970	600,701
Less: reinsurance recoveries	(76,374)	(70,547)	(49,569)
Net insurance claims and benefits incurred	480,656	555,423	551,132
Movement in mathematical and other reserves	187,592	103,443	226,875
Less: share of reinsurers	(4,264)	3,258	16,698
Net movement in mathematical and other reserves	183,328	106,701	243,573
Commission expense	89,948	120,401	107,492
Other insurance related expenses	26,397	42,061	36,183
Total	898,934	941,589	1,013,879

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 30: INCOME TAX
The income tax information as at December 31, 2010 and for the years ended December 31, 2009, 2010 and 2011 has been resolved to reflect the impacts discussed in Note 43. The significant components of the income tax/(expense)/benefit for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Income tax (expense) / benefit:
Current tax expense domestic	(84,783)	(110,967)	(46,297)
Current tax expense foreign	(78,965)	(149,212)	(107,342)
Deferred tax (expense)/benefit domestic	(2,707)	182,121	(307,995)
Deferred tax (expense)/benefit foreign	(10,131)	35,747	2,289
Total income tax (expense) / benefit	(176,586)	(42,311)	(459,345)
The allocation of income before income tax between domestic and foreign is presented in Note 37.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Tax calculated based on statutory income tax rate of 20% (2009:25% & 2010:24%)	157,468	(63,766)	(2,809,627)
Effect of tax exempt income	(141,447)	(35,029)	(18,132)
Effect of different tax rates in other countries	(59,068)	(60,839)	10,535
Non deductible expenses	26,456	52,769	120,968
Statutory revaluation of fixed assets	89,768	-	-
Effect of change in income tax rate	26,330	43,987	9,851
General allowance for loans losses recognized only for tax purposes	(2,638)	-	-
Valuation allowance for deferred tax assets	-	-	3,115,613
Non-offsettable income taxes with current year income taxes	22,754	14,059	12,740
Tax audit settlement	-	2,494	8,223
Other	9,227	9,535	9,174
Income tax expense / (benefit) before additional income taxes	128,850	(36,790)	459,345

Additional tax under Greek tax laws 3808/2009 and 3845/2010	47,736	26,126	-
Non-offsettable income taxes in accordance with Law 3842/2010	-	52,975	-
Income tax expense / (benefit) after additional income taxes	176,586	42,311	459,345
In 2011, the increase in the effect on taxes of the expenses non-deductible for tax purposes is mainly due to the impairment of goodwill of investments in subsidiaries (see Note 14).

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2010	2011
	As restated
	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	6,980	477,575
Mark to market valuation of securities and derivatives	683,246	2,433,242
Pension and other post retirement benefits	53,117	53,519
Insurance reserves	18,867	93,940
Revaluation of land and buildings	140,875	137,640
Intangibles recognized upon acquisition and other assets	311	192
Tax free reserves	17	-
Tax loss carried forward	289,134	210,461
Other	51,728	98,340
Gross deferred tax assets	1,244,275	3,504,909
Deferred tax assets / liabilities for netting	(156,999)	(130,204)
Net deferred tax assets	1,087,276	3,374,705
Valuation allowance for deferred tax assets	-	(3,115,613)
Net deferred tax assets after valuation allowance	1,087,276	259,092

Deferred Tax Liabilities:
Allowance for loan losses	(39,971)	(22,455)
Mark to market valuation of securities and derivatives	(43,134)	(31,477)
Revaluation of land and buildings	(1,351)	(1,358)
Intangibles recognized upon acquisition and other assets	(49,515)	(37,644)
Tax free reserves	(95,202)	(92,556)
Other	(65,838)	(6,927)
Gross deferred tax liabilities	(295,011)	(192,417)
Deferred tax liabilities / assets for netting	156,999	130,204
Net deferred tax liabilities	(138,012)	(62,213)

Realization of deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, the Group believes that the realization of the net deferred tax assets after valuation allowance of EUR 1,087,276 thousand and EUR 259,092 thousand, at December 31, 2010 and 2011 respectively, is more likely than not based upon all available positive and negative evidence in Greece and the other countries where the Group operates.

 A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2008, 2009 and 2010 in the Bank. Such objective evidence limits the ability to consider other subjective evidence in taxable entities where there is a cumulative loss.

Greek Law 4046/2012 was enacted on February 14, 2012 and effectively extends the period over which the tax losses realized on implementation of the PSI exchange may be utilized from a 5 year loss carry-forward to an amortization period over the life of the New Greek government bonds. The Group will assess in 2012 whether this change in tax law impacts the valuation allowance for deferred tax assets.

The Group as at December 31, 2011 has a deferred tax asset of EUR 210,461 thousand on the tax losses carry-forward of EUR 1,102,083 thousand which expire as follows:

(EUR in thousands)
Year
2012 ………………..………………..………………..………………..………………..………………..………………..	11,285
2013 ………………..………………..………………..………………..………………..………………..………………..	15,601
2014 ………………..………………..………………..………………..………………..………………..………………..	223,011
2015 ………………..………………..………………..………………..………………..………………..………………..	757,180
2016 ………………..………………..………………..………………..………………..………………..………………..	24,007
2017 ………………..………………..………………..………………..………………..………………..………………..	24,111
2018 ………………..………………..………………..………………..………………..………………..………………..	36,543
Unlimited ………………..………………..………………..………………..………………..………………..…………	10,345
Total ………………..………………..………………..………………..………………..………………..………	1,102,083

The applicable Greek statutory corporation income tax rate was 25% for 2009, 24% for 2010 and 20% for 2011. The Greek Law 3943/2011 which was enacted in March 2011 provides that for the periods commencing from January 1, 2011 thereon, the nominal corporation tax rate is reduced to 20%. Furthermore, upon profit distribution a 25% withholding tax is imposed on distributed profits.

Based on the above, the Group examined the timing of the reversal of the temporary differences for all Greek entities and adjusted the deferred tax asset/liability amounts accordingly in order to reflect the reduction in the nominal tax rates. The total effect, for the years ended December 31, 2009, 2010 and 2011, was an expense of EUR 26.3 million, EUR 44.0 and EUR 9.9 million respectively.

In accordance with paragraph 3, article 10 of Greek Law 3842/2010 regarding tax issues, the receivable amount of withholding taxes which is reflected in the Bank's corporate income tax returns for the year 2009 is not refunded provided that it relates to taxes withheld on bond interest income. In this respect the Bank recognized in 2010 the amount of EUR 53.0 million in the income statement and reserved its legal rights on this issue.

In accordance with Greek Law 3845/2010 “Measures for the implementation of the support mechanism of the Greek economy through the eurozone Member-States and the International Monetary Fund”, a non-recurring tax was imposed on legal entities for social responsibility purposes and is calculated on the total net income for the year 2009, provided that it exceeded EUR 100 thousand. In 2010, the Group recognised a tax expense of EUR 26.1 million.

On December 10, 2009, a tax law (Greek Law 3808/2009) was enacted, according to which entities with profits exceeding EUR 5.0 million in 2008, were required to pay a special tax levy calculated on the higher of the taxable profits or IFRS profits reported for that year. The tax levy accrued to the Group's income statement of 2009 amounted to EUR 47.7 million.

Non-offsettable income taxes relate to the excess amount of withholding taxes over the capacity to absorb tax credits in the current year.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Balance, at beginning of year	10,125	18,873	10,763
Decreases related to positions taken during prior years	-	(32)	-
Increases related to positions taken during the current year	15,525	3,500	344
Settlements	(7,008)	(11,606)	(185)
Effect of foreign exchange differences	231	28	(31)
Balance, at end of year	18,873	10,763	10,891

During 2009, 2010 and 2011, the Group recognized within income tax the amount of EUR 44 thousand, EUR 50 thousand and EUR 11 thousand respectively, relating to interest. As of December 2009, 2010 and 2011, the Group's cumulative interest related to income taxes was EUR 199 thousand, EUR 57 thousand and EUR 68 thousand respectively.

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

The financial year 2011 of the Bank and certain of its Greek subsidiaries, according to amended article 82 of Greek Law 2238/1994, will be audited for tax purposes by the certified auditors of the Bank and its Greek subsidiaries, Deloitte Hadjipavlou, Sofianos and Cambanis S.A. The previous open tax years, up to and including the year 2010, will be audited by the tax authorities.

During 2011, the tax settlement of “open” tax years of certain branches and subsidiaries amounted to EUR 185 thousand.

The open tax years of the major companies of the Group at December 31, 2011, are as follows:

Company	Open tax years
National Bank of Greece S.A.	2009-2011
NBG London Branch (United Kingdom)	2009-2011
Finansbank A.S. (Turkey)	2007-2008 & 2010-2011
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2010-2011
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2005-2011
Banca Romaneasca S.A. (Romania)	2006-2011
National Securities S.A. (Greece)	2009-2011
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2011
Ethniki Leasing S.A. (Greece)	2010-2011
Ethniki Hellenic General Insurance S.A. (Greece)	2010-2011

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transaction Due From To Related Party [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 31: RELATED PARTY TRANSACTIONS

The Group has entered into transactions with the members of the Board of Directors of the Bank, the General Managers and the members of the Executive Committees of the Bank, the key management of other Group companies, as well as with the close members of family and entities controlled or jointly controlled by those persons.

All loans granted to related parties (i) were made in the ordinary course of business, (ii) were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and (iii) did not involve more than the normal risk of collectibility or present other unfavorable features, except for the following transactions:

The Bank grants loans to its employees on preferential terms compared to customers that are not employees. This policy, which is common practice for banks in Greece, applies only to employees and not to close members of family and entities controlled by them. The preferential terms mainly refer to a lower fixed interest rate of 3.0% for mortgage loans, while collateral is required as in the ordinary course of business. As such, certain General Managers and members of the Executive Committees of the Bank have taken loans with reduced interest rates of total amount EUR 25.6 million as of December 31, 2011.

The aggregate amount of loans, deposits and letters of guarantee to such related parties totaled EUR 26.2 million, EUR 10.9 million and EUR 0.2 million respectively as at December 31, 2011 (2010: EUR 256.3 million, EUR 22.2 million and EUR 13.6 million respectively). The Group has also entered into transactions with its affiliates, which are accounted for by the equity method (see Note 12). The aggregate amount of receivables from affiliates totaled EUR 3.8 million, the amount of payables to affiliates totaled EUR 776.2 million and the amount of letters of guarantee to affiliates totaled EUR 14.9 million as at December 31, 2011 (2010: EUR 8.8 million, EUR 766.6 million and EUR 13.4 million respectively). The aggregate amount of income from affiliates totaled EUR 1.6 million and the amount of expense to affiliates totaled EUR 31.7 million (2010: EUR 2.6 million and EUR 32.9 million respectively).

The total receivables of the Group from the employee benefits related funds as at December 31, 2011, amounted to EUR 413.7 million (2010: EUR 298.1 million). The total payables of the Group to the employee benefits related funds as at December 31, 2011, amounted to EUR 116.0 million (2010: EUR 87.6 million).

PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2011
Paid In Capital [Abstract]
PAID-IN CAPITAL

NOTE 32: PAID-IN CAPITAL

Redeemable preference shares in favor of the Greek State

On January 22, 2009, an Extraordinary General Meeting of the Bank's Shareholders was held, which approved the issue of 70.0 million redeemable preference shares at a par value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State in accordance with Greek Law 3723/2008 for the Bank's participation in the part (1) of the Hellenic Republic Bank Support Plan. On May 21, 2009, the Bank's Board of Directors certified that the Greek State fully covered the said issue of preference shares. This increase was covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points. On May 25, 2009, the Board of Directors' minutes for the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank's share capital increased by EUR 350.0 million.

The preference shares issued by the Bank in favor of the Greek State are not transferable and embody the following privileges:

(a)       the right to receive payment of a fixed return, calculated on a 10% basis over the issue price of each preference share which is payable within one month as of the Bank's Annual Shareholders Meeting (i) in priority over the common shares, (ii) in priority over the dividend amounts distributed pursuant to article 1 par. 3 of Greek Law 3723/2008 and (iii) irrespective of distribution of dividend to other classes of shareholders and provided that, following payment of the said fixed return, the Bank's and Group's capital adequacy ratios, meet the respective capital adequacy requirements set by the Bank of Greece.

The fixed return on the said preference shares is to be calculated accrued on an annual basis pro rata to the time period during which the Greek State remains a Preferred Shareholder and paid within one month as of the Bank's Annual Shareholders Meeting approval of the annual financial statements for the respective year, subject to availability of distributable funds, in accordance with Article 44a of the Companies Act, specifically profits from the last and/or previous financial years and/or reserves, and subject to prior authorization of the distribution of such available funds by a Bank's Annual Shareholders Meeting resolution. In case of inadequacy of distributable funds, the Preferred Shareholder is entitled to receive payment of fixed return on the preference shares in priority over the Common Shareholders, up to exhaustion of such distributable funds; and

(b)       upon liquidation, the right in liquidation proceeds in priority over all other shareholders.

(c)       The Greek State could appoint a member in the Bank's Board of Directors as a representative of the Greek State. The representative has a right to exercise a veto over any decision of a strategic nature, or on decisions which materially affect the Bank's legal or financial status and require Bank's Shareholders Meeting approval, or on decisions related to dividend distributions and bonus policies for the Bank's management, by resolution of the Minister of Economy and Finance, or that may be deemed by the Greek State representative that such decisions affect the depositors' interests or materially affect the Bank's credit standing and normal course of business. Furthermore, the representative has the right of free access to the Bank's books and records, restructuring and viability reports, medium-term financing plans, and data regarding the level of credit provided to the real economy, for the purposes of Greek Law 3723/2008.

The Ministry of Economy and Finance, through its letter to the Bank of Greece (Protocol Number 39389/B2038/7.8.2009) clarified that the funds provided by the Greek State to the financial institutions through the issuance of preference shares, are for the support of the capital adequacy of the Greek banking sector and not for medium term funding. In this respect the Government issued Greek Law 3844/2010 under which, the preference shares are not mandatorily redeemable. However, if not redeemed after five years following their issuance and if the participating bank's general meeting of shareholders has not approved their redemption, the Greek Minister of Finance will impose, pursuant to a recommendation by the Bank of Greece, a gradual cumulative increase of 2% per year on the 10% fixed return provided for during the first five years from the issuance of the shares to the Hellenic Republic.

In accordance with Ministerial Decision 2/98029/0023A/17-01-2012, the redemption of the preference shares issued in favor to the Greek State, will, from December 31, 2011 onwards, be effected at the original par value of the preference shares through the exchange of Greek government bonds or treasury bills. At any redemption date the Greek government bonds or treasury bills to be exchanged should have the following characteristics:

  their nominal value should be of equal to the nominal value of the bonds issued as consideration for the preference shares issued by the Bank their maturity date should be the same or up to one month beyond the corresponding maturity date of the bonds issued as consideration for the preference shares issued by the Bank their market value as at the date of redemption should match their nominal value. If this is not applicable the difference will be settled between the parties in cash.

On November 26, 2010, the Bank's Shareholders Extraordinary General Meeting approved the repurchase by the Bank of the Greek Law 3723/2008 preference shares of a nominal value of EUR 350.0 million through payment in cash, subject to obtaining Bank of Greece and other statutory approvals.

On December 22, 2011, the Extraordinary General Meeting of the Bank's Shareholders approved a) the share capital increase by EUR 1.000.0 million through the issue of additional 200.0 million Redeemable Preference Shares at a nominal value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State, in accordance with Greek Law 3723/2008 and b) the revocation of the decision of the Extraordinary General Meeting of the Bank's Shareholders held on November 26, 2010 regarding the repurchase by the Bank of the 70.0 million Redeemable Preference Shares in favor of the Greek State, in accordance with Greek Law 3723/2008.

On December 30, 2011, following the above decision, the Bank issued the 200.0 million Redeemable Preference Shares at a nominal value of EUR 5.00 each.

Other capital increases

On February 18, 2010, the 2nd Repeat General Meeting of the Bank's shareholders approved the assignment to the Board of Directors of the right to issue bonds convertible to shares, as per the provisions of articles 3a and 13 of the Companies Act and Article 5 of the Bank's Articles of Association, for a period of five years, up to an amount corresponding to 50% of the paid-up share capital of the Bank as at the time of the assignment of the said right, that is EUR 1,696.0 million. The Meeting authorized the Board of Directors to decide the particular terms and details of such issuance, as well as the procedure by which the bonds will be converted to shares.

The Annual General Meeting of the Bank's Shareholders held on May 15, 2008, authorized the Board of Directors to increase the Bank's share capital through the issue of common shares with a pre-emptive right in favor of existing shareholders within a period of three years as of the date of the said Annual General Meeting and up to the amount that corresponds to 50% of the Bank's paid up share capital.

On September 10, 2010, following the above authorizations, the Board of Directors, approved the increase of the Bank's ordinary share capital through a rights issue by offering:

•       121,408,315 new ordinary shares of nominal value of EUR 5.0 each and subscription price of EUR 5.2 each. The shares were offered to existing ordinary shareholders at a ratio of 1 new share for every 5 shares held. The total capital raised amounted to EUR 631,323 thousand of which EUR 607,041 thousand was credited to common stock and the remaining EUR 24,282 thousand to additional paid-in capital. The new shares were listed on the ATHEX on October 19, 2010; and

•       227,640,590 convertible bonds to 227,640,590 new ordinary shares of nominal value of EUR 5.0 each and subscription price of EUR 5.2 each. The bonds were offered to existing ordinary shareholders at a ratio of 3 convertible bonds for every 8 shares held. The convertible bonds carried no interest and were convertible to ordinary shares after 7 days from their issuance. The total capital raised amounted to EUR 1,183,731 thousand of which EUR 1,138,203 thousand was credited to common stock and the remaining EUR 45,528 thousand to additional paid-in capital. The new shares were listed on the ATHEX on October 25, 2010.

On December 22, 2009, the Board of Directors of the Bank approved the share capital increase by EUR 99 thousand through the issue of 19.693 ordinary shares derived from the exercise of stock options under Programs A and B.

In July 2009, following the Board of Directors' resolution on June 18, 2009, the Bank increased its ordinary share capital by offering 110,367,615 new ordinary shares of nominal value of EUR 5.00 each and subscription price of EUR 11.30 each through a rights issue. The shares were initially offered to existing ordinary shareholders at a ratio of 2 new shares for every 9 shares held. The total capital raised amounted to EUR 1,247,154 thousand, EUR 551,838 thousand of which was credited to common stock and the remaining amount less expenses incurred of EUR 653,518 thousand was credited to additional paid-in-capital.

REDEEMABLE NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
Redeemable Non Controlling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTEREST

Of the redeemable NCI outstanding as at December 31, 2010December 31, 2011, EUR 257.4 EUR 242.1 million relates to the fair value of the arrangement with the IFC IFC regarding 5% of Finansbank ordinary shares (December 31, 2010, EUR 242.1 million). In April 2007, the Bank disposed of 5% of Finansbank ordinary shares to IFC for USD 259.2 million. The price per share received from the IFC was determined to be the price per share paid by the Bank to the Finansbank shareholders during the Mandatory Tender Offer. This stake is subject to put and call arrangements, as provided for in the shareholders' agreement between the Bank and IFC, exercisable after 5 and 7 years, respectively. The put option price is the higher of (i) the fair market value of the shares as determined by independent valuation specialists and (ii) the price received compounded semiannually with 6-month Libor plus 25 basis points. These put and call agreements are neither legally detachable nor separately exercisable from the respective shares held by IFC.

The remaining redeemable NCI outstanding as at December 31, 2011 and 2010 relates to similar put and call arrangements with the European Bank for Reconstruction and Development (the “EBRD”) EBRD with respect to 10.21% of Banca Romaneasca's share capital. These arrangements were settled in January 2012.

Similar put/call agreements that existed with the EBRD and the IFC with respect to 10.8% each of Stopanska Banka's share capital were settled in August 2010 following the exercise by EBRD and IFC of their put options.

Based on the terms of the above agreements, the ordinary shares subject to the put options described above are accounted for as redeemable non-controlling interest as described in note 3, in accordance with ASU 2009-04 (EITF Topic D-98). The redeemable NCI are currently or probably redeemable as of each balance sheet date presented. The amount presented as “Non-controlling interest—Temporary equity” relates to the redemption amount as estimated at each reporting date. Any changes in the redemption amount are recognized in “Accumulated Surplus”.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings per share [Abstract]
EARNINGS PER SHARE
NOTE 34: EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income for the year attributable to ordinary shareholders after deducting dividends declared to preferred shareholders by the weighted average number of ordinary shares outstanding during the year (amounts are presented in EUR thousand, except share and per share data).

	2009	2010	2011
	As restated	As restated
Net income / (loss) attributable to NBG shareholders	391,052	(354,772)	(14,539,668)
Dividends to preference shares	(42,192)	(71,558)	-
Net income / (loss) adjusted for EPS computation	348,860	(426,330)	(14,539,668)
Weighted average common shares outstanding for basic earnings per share	663,812,717	762,275,390	955,341,356
Weighted average common shares outstanding for dilutive earnings per share	663,812,717	762,275,390	955,341,356
Basic earnings / (losses) per share	0.53	(0.56)	(15.22)
Diluted earnings / (losses) per share	0.53	(0.56)	(15.22)

The per-share computations above reflect the additional shares relating to the stock dividend and the effect of the bonus element (i.e. issue of common stock at discount to market price) in the share capital increase took place in 2010, as described in Note 32. The adjustment, which corresponds to the factor of 1.1769 is applied retrospectively to all periods presented.
Common shares from stock options were not included in the computation of the dilutive EPS for 2009, 2010 and 2011 because their impact was anti dilutive based on current market prices. In 2011 all stock options lapsed.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
REGULATORY MATTERS

NOTE 35: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios determined on a risk-weighted basis, capital (as defined) to assets, certain off-balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk, of at least 8%. At least half of the required capital must consist of “Tier I” capital (as defined), and the rest of “Tier II” capital (as defined). The framework applicable to Greek banks conforms to European Union requirements, in particular the Own Funds, the Solvency Ratio and the Capital Adequacy Directives. However, under the relevant European legislation, supervisory authorities of the member states have some discretion in determining whether to include particular instruments as capital guidelines and to assign different weights, within a prescribed range, to various categories of assets.

The unique events that occurred during 2011, such as the continuation, for a third year in a row, of the crisis in the Greek economy and the impairment losses recognized due to the completion of the PSI (see Note 11), have adversely impacted the regulatory capital of the Group and the Bank which has been reduced significantly, and there is need for recapitalization. The recapitalization plan for Greek banks forms an integral part of the financial assistance under the Program.

The Program, which has already been approved by the Troika along with a specific sequence of disbursements, commits funds for the recapitalization plan, amounting up to EUR 50.0 billion and is now in the implementation phase under the auspices of the Bank of Greece. The main features of this Program are:

All Greek banks are required to achieve a Core Tier I capital ratio of 9% by September 2012 and 10% by June 2013. In addition, banks' capital needs will be determined on the basis of a requirement to maintain a 7% Core Tier I capital ratio under a three-year adverse stress scenario;

From January 1, 2012 until the Group achieves the minimum level of capital required, the Bank of Greece will allow the Bank to operate at a Core Tier I ratio lower than 9%;

The Bank of Greece, with the support of external consultants, is undertaking a comprehensive assessment of the banks' capital needs and viability. This assessment will be based, inter alia, on a stress-test exercise built on the results from an independent loan diagnostic exercise, the PSI impact, and the business and capital plans that banks have already submitted, and will be revised in accordance with Bank of Greece.

Banks which are deemed viable based on their business and capital raising plans, as assessed by the Bank of Greece, will be given the opportunity to raise capital in the market, prior to September 30, 2012. Residual capital needs will be met from public support from the HFSF through common shares with restricted voting rights or contingent convertible bonds, in a manner that preserves private sector incentives to inject capital;

The voting rights of the common shares held by the HFSF will be strictly limited to specific strategic decisions, unless the private participation in the form of common shares is less than a given minimum percentage of the bank's total capital needs (to be defined in a separate law).

NOTE 35: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios determined on a risk-weighted basis, capital (as defined) to assets, certain off-balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk, of at least 8%. At least half of the required capital must consist of “Tier I” capital (as defined), and the rest of “Tier II” capital (as defined). The framework applicable to Greek banks conforms to European Union requirements, in particular the Own Funds, the Solvency Ratio and the Capital Adequacy Directives. However, under the relevant European legislation, supervisory authorities of the member states have some discretion in determining whether to include particular instruments as capital guidelines and to assign different weights, within a prescribed range, to various categories of assets.

The unique events that occurred during 2011, such as the continuation, for a third year in a row, of the crisis in the Greek economy and the impairment losses recognized due to the completion of the PSI (see Note 11), have adversely impacted the regulatory capital of the Group and the Bank which has been reduced significantly, and there is need for recapitalization. The recapitalization plan for Greek banks forms an integral part of the financial assistance under the Program.

The Program, which has already been approved by the Troika along with a specific sequence of disbursements, commits funds for the recapitalization plan, amounting up to EUR 50.0 billion and is now in the implementation phase under the auspices of the Bank of Greece. The main features of this Program are:

All Greek banks are required to achieve a Core Tier I capital ratio of 9% by September 2012 and 10% by June 2013. In addition, banks' capital needs will be determined on the basis of a requirement to maintain a 7% Core Tier I capital ratio under a three-year adverse stress scenario;

From January 1, 2012 until the Group achieves the minimum level of capital required, the Bank of Greece will allow the Bank to operate at a Core Tier I ratio lower than 9%;

The Bank of Greece, with the support of external consultants, is undertaking a comprehensive assessment of the banks' capital needs and viability. This assessment will be based, inter alia, on a stress-test exercise built on the results from an independent loan diagnostic exercise, the PSI impact, and the business and capital plans that banks have already submitted, and will be revised in accordance with Bank of Greece.

Banks which are deemed viable based on their business and capital raising plans, as assessed by the Bank of Greece, will be given the opportunity to raise capital in the market, prior to September 30, 2012. Residual capital needs will be met from public support from the HFSF through common shares with restricted voting rights or contingent convertible bonds, in a manner that preserves private sector incentives to inject capital;

The voting rights of the common shares held by the HFSF will be strictly limited to specific strategic decisions, unless the private participation in the form of common shares is less than a given minimum percentage of the bank's total capital needs (to be defined in a separate law).

The actual capital amounts and ratios (based on IFRS figures) for the Group are presented in the table below:
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
	(EUR in thousands)		(EUR in thousands)
As of December 31, 2011:
Total Capital	(1,664,113)	-2.6%	(5,139,827)	8.0%
(to Risk-Weighted Assets)
Tier I Capital	(2,367,343)	-3.7%	(3,212,392)	5.0%
(to Risk-Weighted Assets)
As of December 31, 2010:
Total Capital	9,311,414	13.7%	5,455,878	8.0%
(to Risk-Weighted Assets)
Tier I Capital	8,958,703	13.1%	3,409,922	5.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	7,590,412	11.3%	5,392,548	8.0%
(to Risk-Weighted Assets)
Tier I Capital	7,590,412	11.3%	3,370,343	5.0%
(to Risk-Weighted Assets)

In accordance with the Bank of Greece directives (Governor's Act 2630/29.10.2010) the Group's capital base includes all types of regulatory eligible Own Funds, among others, the share capital, the share premium account, the reserves and retained earnings, preferred securities and subordinated debt issues.

However, at December 31, 2011, the Group's capital adequacy ratio was below the minimum threshold of 8% required (negative 2.6%) due to the recognition of losses from the Groups' participation in the PSI, and to this extend the Tier I and Total capital have been calculated before the application of the regulatory limits prescribed in the Bank of Greece Governor's Act 2630/2010. Specifically, in case of negative regulatory equity the recognition of minority rights as well as Lower Tier I capital and Tier II is prohibited and certain investments in financial institutions are deducted from Tier I capital.

In the context of actions designed to fortify the Bank's capital position, in December 2011 the Bank raised EUR 1 billion through the issue of redeemable preference shares that were taken up in full by the Hellenic Republic and in January 2012 completed a tender offer to repurchase all or part of the covered bonds and hybrid securities issued by the Group in the past. This move enabled the Bank to strengthen its Core Tier I and Tier I capital by EUR 302 million and EUR 77 million respectively.

By including the amount of EUR 6.9 billion of  capital confirmed by the HFSF (see Note 42) and the amount of EUR 77.0 million of capital created on January 17, 2012 from the voluntary tender offer for the acquisition of the preferred securities issued by NBG Funding Ltd and for the EUR 1,500.0 million Third Series fixed rate covered bonds due in 2016 (see Note 24), the Tier I and Total capital ratios for the Group are calculated at 7.2% and 8.3% respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 36: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following information should not be interpreted as an estimate of the fair value of the entire Group. A fair value calculation is only provided for a limited portion of the Group's assets. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Group's disclosures and those of other companies may not be meaningful.

The fair value information as at December 31,2010 has been restated to reflect the impact discussed in Note 43.

(a)       Financial instruments not measured at fair value

The following methods and assumptions were used to estimate the fair value of the Group's financial assets and liabilities, which are not recorded on the Group's balance sheet at fair value at December 31, 2010 and 2011:

Cash, deposits, repos: The carrying amount of cash, deposits with central bank and other banks and repurchase and resale agreements approximates their fair value.

Loans: Except for the loans designated at fair value (see (b) below), loans are not recorded at fair value on a recurring basis and their fair value is estimated for disclosure purposes only. The fair value of loans is estimated using discounted cash flow models. The discount rates are based on current market interest rates for loans with similar terms to borrowers of similar credit quality. For variable rate commercial loans that re-price frequently (within a relatively short time frame) and have no significant change in credit risk, fair value is based on carrying amount. Impaired loans secured with collateral are not considered to be “collateral dependent” if foreclosure is not probable and repayment is not expected to be provided solely by the underlying collateral, therefore such loans are not disclosed as Level 3 fair value measurements on a non-recurring basis. For impaired loans secured with collateral for which foreclosure is probable, the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy (see Note 13).

Held to maturity securities: The fair value of held to maturity investment securities is estimated using market prices, or if such are not available, using discounted cash flow models. The discount rates are based on current market interest rates offered for instruments with similar terms to the same borrowers or borrowers of similar credit quality. In particular, for Greek government bonds classified as held-to-maturity securities that were exchanged in the context of the PSI (see Note 11)

Deposits: The fair value for demand deposits and deposits with no defined maturity is determined to be the amount payable on demand at the reporting date. The fair value for fixed-maturity deposits is estimated using discounted cash flow models based on rates currently offered for the relevant product types with similar remaining maturities.

Other borrowed funds and Long-term debt: Fair value is estimated using market prices, or if such are not available, using a discounted cash flow analysis, based on current market rates of similar maturity debt securities.

The table below presents the carrying amount and fair value of those financial assets and liabilities not recorded on the Group's balance sheet at fair value and whose fair value is materially different from the carrying amount.

	Year ended December 31, 2010		Year ended December 31, 2011
	As restated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	6,398,767	6,399,000	3,767,624	3,771,226
Held to maturity securities	3,598,285	2,620,525	1,002,202	963,301
Loans at amortized cost, net of allowance	75,303,928	75,220,207	69,174,975	69,050,417
Financial Liabilities:
Deposits at amortized cost	92,654,725	92,641,905	89,795,575	89,807,018
Other borrowed funds	1,111,663	1,109,408	925,971	920,699
Long-term debt at amortized cost	2,544,850	2,669,250	1,878,074	1,838,635

(b)       Financial instruments measured at fair value on a recurring basis

The table below presents the fair value of those financial assets and liabilities that are measured at fair value on a recurring basis, analyzed by fair value measurement level as described in note 3.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2010				value
As restated	(EUR in thousands)
Assets
Trading assets	1,106,670	1,641,790	36,862	2,785,322
Greek government bonds	-	797,377	-	797,377
Debt securities issued by other governments and public sector entities	128,347	48,986	-	177,333
Debt securities issued by Greek financial institutions	-	299,962	79	300,041
Debt securities issued by foreign financial institutions	1,000	361,062	36,783	398,845
Corporate debt securities issued by Greek companies	-	16,956	-	16,956
Corporate debt securities issued by foreign companies	-	110,448	-	110,448
Equity securities issued by Greek companies	6,082	-	-	6,082
Equity securities issued by foreign companies	10,272	-	-	10,272
Greek treasury bills	934,552	-	-	934,552
Foreign treasury bills	6,563	6,999	-	13,562
Mutual fund units	19,854	-	-	19,854
Derivative assets	3,448	1,592,588	38,234	1,634,270
Available-for-sale securities	4,169,976	9,326,970	191,564	13,688,510
Greek government bonds	-	6,583,084	72,980	6,656,064
Debt securities issued by other governments and public sector entities	3,359,284	401,422	-	3,760,706
Corporate debt securities issued by companies incorporated in Greece	-	824,442	14,346	838,788
Corporate debt securities issued by companies incorporated outside Greece	27,016	1,291,038	104,238	1,422,292
Equity securities issued by companies incorporated in Greece	138,480	8,016	-	146,496
Equity securities issued by companies incorporated outside Greece	145,850	648	-	146,498
Foreign treasury bills	-	218,320	-	218,320
Mutual Fund units	499,346	-	-	499,346
Loans at fair value(1)	-	559,107	-	559,107
Other assets	200,009	33,567	-	233,576
Total Assets	5,480,103	13,154,022	266,660	18,900,785
Liabilities
Deposits at fair value(2)	-	1,240,133	623	1,240,756
Derivative liabilities	10,214	1,760,160	12,096	1,782,470
Long-term debt fair value(1)	-	1,261,100	-	1,261,100
Total liabilities	10,214	4,261,393	12,719	4,284,326

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2011				fair value
	(EUR in thousands)
Assets
Trading assets	198,857	2,472,853	292,378	2,964,088
Greek government bonds	-	-	259,233	259,233
Debt securities issued by other governments and public entities	176,932	42,875	-	219,807
Debt securities issued by financial institutions incorporated in Greece	-	44,025	370	44,395
Debt securities issued by financial institutions incorporated outside Greece	-	77,251	32,775	110,026
Corporate debt securities issued by companies incorporated in Greece	-	10,876	-	10,876
Corporate debt securities issued by companies incorporated outside Greece	-	5,547	-	5,547
Equity securities issued by Greek companies	7,767	-	-	7,767
Equity securities issued by foreign companies	8,750	-	-	8,750
Greek treasury bills	-	2,268,222	-	2,268,222
Foreign treasury bills	-	24,057	-	24,057
Mutual funds	5,408	-	-	5,408
Derivative assets	9,349	3,523,423	73,193	3,605,965
Available-for-sale securities	3,272,302	1,425,813	3,873,609	8,571,724
Greek government bonds	-	-	3,697,378	3,697,378
Debt securities issued by other governments and public entities	2,706,134	347,617	-	3,053,751
Corporate debt securities issued by companies incorporated in Greece	-	365,645	94,881	460,526
Corporate debt securities issued by companies incorporated outside Greece	16,469	557,063	81,350	654,882
Equity securities issued by companies incorporated in Greece	57,620	-	-	57,620
Equity securities issued by companies incorporated outside Greece	44,343	612	-	44,955
Foreign treasury bills	25,574	154,876	-	180,450
Mutual Funds	422,162	-	-	422,162
Loans at fair value(1)	-	277,247	-	277,247
Other assets	137,190	21,829	9,341	168,360
Total Assets	3,617,698	7,721,165	4,248,521	15,587,384
Liabilities
Deposits at fair value(2)	-	1,779,727	-	1,779,727
Derivative liabilities	8,371	4,301,180	10,937	4,320,488
Accounts payable, accrued expenses and other liabilities (Securities short position)	5,009	-	-	5,009
Long term debt(1)	-	1,059,297	-	1,059,297
Total Liabilities	13,380	7,140,204	10,937	7,164,521
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

(c)       Transfers from Level 1 to Level 2

In 2010, Greek government bonds amounting to EUR 6.3 million in financial assets at fair value through profit and loss and EUR 5,600.4 million in available-for-sale investment securities were transferred from Level 1 to Level 2, due to the significant reduction or disappearance of trading activity. For the same reason, long term debt for which the Group has elected the fair value option were also transferred from Level 1 to Level 2. The deteriorating macroeconomic conditions during 2010 in Greece, the severe recession of Greek economy, the unprecedented pressure on the public finances of the Hellenic Republic and the tensions related to Greek public finance have affected the liquidity of Greek government bonds traded on HDAT (the electronic dealing platform for Greek government bonds). As a result of this significant reduction in liquidity the Bank has reclassified the Greek government bonds from Level 1 to Level 2.

In 2011, there were no transfers from Level 1 to Level 2.

(d)       Valuation techniques:

The fair value of trading assets and AFS debt securities are generally based on quoted market prices. For certain debt securities, market price quotes may not be readily available, or trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using key inputs such as credit and interest rate risk. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security. In particular, available for sale securities valued using valuation techniques with significant unobservable inputs principally comprise of securities that require correlation between various interest indices.

The fair values of derivative assets and liabilities traded in the over-the-counter market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Estimation risk is greater for derivative asset and liability positions that are option-based where observable market inputs are less readily available or are unobservable. In particular, derivative products valued using valuation techniques with significant unobservable inputs include certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input.

(e)       Reconciliation of Level 3 financial instruments:

Level 3 financial instruments at December 31, 2011 include:

  Greek government bonds that were eligible for the PSI transferred into Level 3 at December 31, 2011 because the fair market value was based on a discount rate of 12%, which was derived from an internal analysis.
  Derivative products, which are valued using valuation techniques with significant unobservable inputs, including certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input and derivatives for which the CVA is based on significant unobservable inputs and the amount of the CVA is significant relative to the total fair value of the derivative.
  Securities at fair value through profit or loss and available-for-sale securities, which are valued using valuation techniques with significant unobservable inputs, principally comprised of securities that require correlation between various interest indices.
  Available-for-sale corporate bonds, transferred into Level 3 at December 31, 2011 because the fair value was estimated based on the prices with which the issuers completed tender offers with respect to these or similar instruments.

The tables below present a reconciliation of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2010 and December 31, 2011 including realized and unrealized gains/(losses) included in earnings and OCI.

	2010
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
	As restated
	(EUR in thousands)
Trading assets	63,117	(6,921)	-	(10,568)	(8,766)	36,862
Greek government bonds	8,766	-	-	-	(8,766)	-
Debt securities issued by Greek financial institutions	-	(57)	-	136	-	79
Debt securities issued by foreign financial institutions	53,689	(6,906)	-	(10,000)	-	36,783
Corporate debt securities issued by foreign companies	662	42	-	(704)	-	-
Net Derivatives	28,309	38,415	-	(28,534)	(12,052)	26,138
Available-for-sale securities	578,402	(14,015)	(48)	(294,348)	(78,427)	191,564
Greek government bonds	146,230	3	(29,470)	1,027	(44,810)	72,980
Debt securities issued by other governments and public sector entities	328,074	(15,360)	5,573	(284,670)	(33,617)	-
Corporate debt securities issued by companies incorporated in Greece	14,886	9	(549)	-	-	14,346
Corporate debt securities issued by companies incorporated outside Greece	89,212	1,333	24,398	(10,705)	-	104,238
Deposits at fair value	4,893	241	-	(4,511)	-	623

	2011
	Balance at	Gain/(losses)	Gain/(losses)	Purchases	Settlements	Transfer
	beginning	included	included			into/(out of)	Balance at
	of year	in earnings	in OCI			level 3	end of year
Trading assets	36,862	(4,053)	-	-	-	259,569	292,378
Greek government bonds	-	-	-	-	-	259,233	259,233
Debt securities issued by Greek financial institutions	79	(45)	-	-	-	336	370
Debt securities issued by foreign financial institutions	36,783	(4,008)	-	-	-	-	32,775
Net Derivatives	26,138	4,242	-	2,994	(13,136)	42,018	62,256
Available-for-sale securities	191,564	(12,875)	(46,274)	-	-	3,741,194	3,873,609
Greek government bonds	72,980	(12,884)	(23,766)	-	-	3,661,048	3,697,378
Corporate debt securities issued by companies incorporated in Greece	14,346	-	389	-	-	80,146	94,881
Corporate debt securities issued by companies incorporated outside Greece	104,238	9	(22,897)	-	-	-	81,350
Other assets	-	-	-	9,341	-	-	9,341
Deposits at fair value	623	114	-		(737)	-	-

Gains and losses included in net income / loss are reported in Net trading loss, except for bonds' amortization of premium/discount which amounts to EUR 381 thousand for the year ended December 31, 2010 and to EUR 27  thousand for the year ended December 31, 2011 which is reported in Net interest income before provision for loan losses.

For the year ended December 31, 2011, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to Nil, EUR 2,232 thousand and EUR 114 thousand for trading assets, derivatives and deposits respectively.

For the year ended December 31, 2010, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR (7,578) thousand, EUR 37,329 thousand and EUR 10 thousand for trading assets, derivatives and deposits respectively.

The transfers out of Level 3 in 2010 relate to securities that have been reclassified in the held-to-maturity portfolio and therefore are no longer measured at fair value.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 37: SEGMENT INFORMATION

We measure the performance of each of our business segments primarily in terms of “profit before tax”. Profit before tax and the business segment information of the Group, set forth below, is derived from the internal management reporting system used by management to measure the performance of the business segments. Unlike financial accounting, there is no authoritative body of guidance for management accounting. The business segment information, set forth below, is based on the financial information prepared in accordance with IFRS. Accordingly, the format and information is presented primarily on the basis of IFRS and is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total profit/(loss) before tax with income/(loss) before income tax.

NBG Group manages its business through the following business segments:

Retail Banking

Retail banking includes all individual customers, professionals, small-medium and small sized companies (companies with annual turnover of up to EUR 2.5 million) in Greece. The Bank, through its extended network of branches, offers to its retail customers various types of loan, deposit and investment products as well as a wide range of other traditional services and products.

Corporate & Investment Banking

Corporate & Investment banking includes lending to all large and medium-sized companies, shipping finance and investment banking activities. The Group offers its corporate customers a wide range of products and services, including financial and investment advisory services, deposit accounts, loans (denominated in both euro and foreign currency), foreign exchange and trade service activities.

Global Markets & Asset Management

Global Markets and Asset management includes all treasury activities, private banking, asset management (mutual funds and closed end funds), custody services, private equity and brokerage.

Insurance

The Group offers a wide range of insurance products through its subsidiary company, EH and other subsidiaries in SE Europe and Turkey.

International Banking Operations

The Group's international banking activities, other than its Turkish operations, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits. In addition, the Group offers shipping finance, investment banking and brokerage services through certain of its foreign branches and subsidiaries.

Turkish Banking Operations

The Group's banking activities in Turkey through Finansbank and its subsidiaries, include a wide range of traditional commercial banking services, such of commercial and retail credit, trade financing, foreign exchange and taking of deposits.

Other

Includes proprietary real estate management, hotel and warehousing business as well as unallocated income and expense of the Group (interest expense of subordinate debt, loans to personnel etc.) and intersegment eliminations.

Breakdown by business segment

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2009	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,402,316	536,138	584,022	48,832	488,762	968,856	(62,611)	3,966,315
Net fee and commission income / (loss)	166,243	72,270	95,488	3,872	94,040	228,546	(71)	660,388
Other	(26,448)	(67,169)	268,099	149,498	17,873	96,860	11,679	450,392
Total operating income / (loss)	1,542,111	541,239	947,609	202,202	600,675	1,294,262	(51,003)	5,077,095
Direct costs	(670,025)	(53,509)	(79,390)	(182,192)	(302,526)	(523,994)	(255,232)	(2,066,868)
Allocated costs and provisions	(798,813)	(207,704)	(190,290)	(70,431)	(189,914)	(250,085)	(51,042)	(1,758,279)
Share of profit of associates	-	-	(1,429)	560	783	(190)	393	117
Profit / (loss) before tax	73,273	280,026	676,500	(49,861)	109,018	519,993	(356,884)	1,252,065

Segment assets as at December 31, 2009
Segment assets	31,961,306	18,639,070	26,859,396	2,851,745	11,446,389	15,819,570	5,453,008	113,030,484
Tax assets								363,699
Total assets								113,394,183

Other Segment items
Depreciation, amortization(1)	20,096	1,021	3,538	9,127	32,688	42,186	104,784	213,440
Credit provisions and other impairment charges	442,576	151,257	171,804	69,813	189,914	250,085	28,196	1,303,645
Non- current assets additions	14,814	634	11,741	8,289	62,445	58,782	115,725	272,430

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2010	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,368,231	621,918	472,177	54,066	461,836	1,053,634	116,095	4,147,957
Net fee and commission income / (loss)	127,788	77,841	37,556	8,054	102,260	262,723	(6,297)	609,925
Other	(25,223)	(73,770)	(205,549)	101,146	28,456	47,939	8,595	(118,406)
Total operating income / (loss)	1,470,796	625,989	304,184	163,266	592,552	1,364,296	118,393	4,639,476
Direct costs	(683,711)	(53,058)	(77,823)	(159,653)	(300,583)	(659,239)	(160,099)	(2,094,166)
Allocated costs and provisions	(1,155,003)	(259,477)	(60,472)	(37,603)	(209,568)	(144,586)	(42,569)	(1,909,278)
Share of profit of associates	-	-	310	903	1,055	289	(959)	1,598
Profit / (loss) before tax	(367,918)	313,454	166,199	(33,087)	83,456	560,760	(85,234)	637,630

Segment assets as at December 31, 2010
Segment assets	30,079,448	18,957,278	29,793,880	3,052,124	10,506,104	20,619,183	7,129,220	120,137,237
Tax assets								607,368
Total assets								120,744,605

Other Segment items
Depreciation, amortization(1)	19,746	1,291	5,968	9,698	35,483	53,633	101,441	227,260
Credit provisions and other impairment charges	796,593	204,037	39,865	36,987	209,528	144,586	18,731	1,450,327
Non- current assets additions	8,730	13,254	4,093	5,137	52,360	67,704	105,934	257,212

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2011	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,203,449	775,789	371,353	62,831	387,197	903,357	138,832	3,842,808
Net fee and commission income / (loss)	101,398	81,691	(106,766)	6,935	94,218	313,622	2,751	493,849
Other	(25,192)	(61,766)	8,674	178,720	5,824	35,646	(106,603)	35,303
Total operating income / (loss)	1,279,655	795,714	273,261	248,486	487,239	1,252,625	34,980	4,371,960
Direct costs	(687,823)	(52,153)	(65,095)	(135,460)	(293,350)	(656,414)	(249,029)	(2,139,324)
Allocated costs and provisions	(1,514,674)	(2,151,714)	(10,723,025)	(633,054)	(202,164)	(147,058)	(282,246)	(15,653,935)
Share of profit of associates	-	-	(2,592)	1,051	1,193	94	1,433	1,179
Profit / (loss) before tax	(922,842)	(1,408,153)	(10,517,451)	(518,977)	(7,082)	449,247	(494,862)	(13,420,120)

Segment assets as at December 31, 2011
Segment assets	27,368,430	16,195,725	24,903,725	2,041,287	9,856,192	20,671,864	4,280,798	105,318,021
Tax assets								1,551,968
Total assets								106,869,989

Other Segment items
Depreciation, amortization(1)	18,759	1,688	4,848	8,895	36,261	54,593	101,187	226,231
Provision for loans impairment & advances	1,180,171	2,101,421	10,702,049	631,329	200,322	147,058	259,932	15,222,282
Non- current assets additions	5,517	10,805	35,736	3,112	18,872	80,175	66,134	220,351

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Profit before tax per IFRS reported for the segments to Income / (loss) before income tax per US GAAP	2009	2010	2011
	(EUR in thousands)
Profit / (loss) before tax	1,252,065	637,630	(13,420,120)
Dividend paid and transactions on financial instruments classified within equity under IFRS	186,289	(369)	(39,252)
Hedging of Interest Rate Risk and Net Investment Hedge	(430,170)	(693,471)	(68,125)
Fixed assets measurement difference	26,810	8,733	38,322
Effective Interest Rate income recognition method	(88,820)	(40,776)	(12,457)
Redeemable non-controlling interests	(1,282)	29,636	15,117
Foreign exchange differences on AFS debt securities	28,800	(78,220)	103,584
Difference of equity in earnings of investees	(21,515)	1,797	16,074
Insurance reserves	(1,272)	(67,508)	(307,243)
Impairment of goodwill	-	-	(298,241)
Impairment of AFS securities	(120,538)	(23,979)	127,793
Bond's portfolio classification	-	-	(187,722)
Other	(20,462)	76,175	(15,864)
US GAAP restatements	(180,035)	(115,341)	-
Income/(loss) before income tax	629,870	(265,693)	(14,048,134)

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue	Income / (loss) before income tax	Net income / (loss) attributable to NBG shareholders
	(EUR in thousands)
12-month period ended December 31, 2009 - As restated
Domestic …………………………………………	81,933,706	4,638,099	62,868	(56,499)
Foreign …………………………………………..	31,181,173	3,132,746	567,002	447,551
Group …………………………………………….	113,114,879	7,770,845	629,870	391,052

12-month period ended December 31, 2010 - As restated
Domestic …………………………………………	83,757,213	3,666,315	(896,685)	(863,141)
Foreign …………………………………………..	34,974,665	3,150,344	630,992	508,369
Group …………………………………………….	118,731,878	6,816,659	(265,693)	(354,772)

12-month period ended December 31, 2011
Domestic …………………………………………	71,599,902	(6,399,383)	(14,511,072)	(14,888,328)
Foreign …………………………………………..	31,867,333	3,172,016	462,938	348,660
Group …………………………………………….	103,467,235	(3,227,367)	(14,048,134)	(14,539,668)

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 38: EMPLOYEE BENEFIT PLANS

(a)       Defined Contribution Plans

National Bank of Greece Pension Plan

In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank's main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 25.5 million per annum into IKA—ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

National Bank of Greece Auxiliary Pension Plan

In 2005 and 2006, the Hellenic Republic passed legislation permitting bank employee auxiliary pension schemes to merge with the new Insurance Fund of Bank Employees (“ETAT”). The relevant legislation provides that, in connection with the merger of auxiliary schemes with ETAT, the relevant employer shall make a payment to ETAT solely in an amount to be determined by an independent financial report commissioned by the Ministry of Finance pursuant to this legislation. Subsequently, in April 2006 the Bank applied under Greek Law 3371/2005, as amended, to merge its Auxiliary Pension Fund, a defined-contribution plan, into ETAT. Consequently, the Bank may have to contribute a significant amount to ETAT in relation to this merger.

The Bank's employees' Auxiliary Pension Plan provides for defined contributions to be made by the Bank at a rate of 9% of the employee's salary. Benefits paid are determined by years of service with the Bank and the employee's final pensionable pay. Under Greek Law 3371/2005 employees hired after January 1, 2005 are insured in the auxiliary social security fund IKA—ETAM. The Bank pays its contributions to IKA—ETAM since May 1, 2007.

Ethniki Hellenic General Insurance Company Benefit Plan

As for the Bank's main pension plan, following legislation passed in April 2008, the post-retirement and health plan of EH has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Employer contributions made by EH will be reduced every three years in equal increments starting from 2013, until they reach 13.3%. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

Other Defined Contribution Pension Plans

The London branch of the Bank and Group companies among which UBB, SABA, NBG Ethniki Asset Management Mutual Funds, EH, NBGI Private Equity Ltd and NBGI Private Equity Funds also make contributions to other defined contribution pension plans and funds for their employees.

Defined contribution health plans

Contributions by the Bank to the National Bank of Greece Health Plan (T.Y.P.E.T.) amount to 6.25% of employees' salaries. Employees' contributions amount to 2.5% of their salaries. Additional contributions are paid for insured members of the employees' families (such as spouse that does not work and children), and are increased further in the event that the insured spouse is employed or that members of the paternal family are also insured. Contributions of retired employees amount to 4% of their pensions, while additional contributions are paid for other insured members of their families. T.Y.P.E.T. offers health benefits to employees before and after their retirement, and to insured members of their families.

Total contributions to social security funds, state run plans and defined contribution plans for 2010 and 2011 were EUR 371.3 million and EUR 353.1 million respectively. As mentioned above, as of August 1, 2008, the Bank's pension plan and the pension branch of EH benefitpost-retirement and health plan were incorporated into IKA-ETAM and therefore ceased to exist as separate defined contribution plans.

(b)       Plans that the Bank does not contribute to

National Bank of Greece Lump Sum Benefit Plan

The Group does not pay contributions to the aforementioned plan.

(c)       Defined Benefit Plans

Retirement indemnities

Most NBG Group companies are required by local law to offer retirement indemnities to employees leaving service to retire. Such retirement indemnities are in the form of a lump-sum based usually on final salary and years of service, the calculation of which depends on the jurisdiction in which the company operates and the employee's profession (e.g. Greek law provides for different indemnities for salaried employees, wage earners and lawyers). In some cases, Group company regulations provide for additional benefits to employees above the statutory minimum.

Lump sum and annuity benefits

Most EH and former Ethnokarta employees are entitled to benefits from Deposit Administration Fund (DAF) type policies, which offer lump sum benefits and pension benefits additional to those offered by social security funds or main pension plans. Such benefits are usually based on the employees' salary and years of service, and vary depending on the provisions of each policy. NBG Cyprus sponsors a Gratuity Plan for its employees, offering lump sum benefits based on final pay and years of service.

Benefits for the employees' children

Benefits to employees' children are lump sum and are also based on the parents' salary and pension where applicable and on the age at which the child receives the benefits. Such benefits are offered to former Ethnokarta employees' children through a DAF type policy, as well as to the Bank's employees' children through a separate fund. Net periodic pension costs for these defined benefit plans and termination indemnities includes the following components which are recognized in the income statement for the periods ended:

	2009	2010	2011
	(EUR in thousands)
Service cost	15,918	17,546	14,010
Interest cost	21,695	22,519	19,434
Expected return on plan assets	(2,281)	(2,968)	(4,749)
Amortization of actuarial losses	17,816	14,883	13,838
Amortization of prior past service cost	1,769	294	137
Costs of additional benefits	29,466	9,821	7,412
Net periodic pension cost	84,383	62,095	50,082

Cost of additional benefits in 2009 and 2010 include the voluntary retirement schemes of EH amounting to EUR 24.6 million and EUR 5.3 million, respectively. The amount in 2011 mainly relates to the additional cost of extra benefits in excess of the benefits provided for Finansbank and Vojvodjanska, amounting to EUR 3.4 million and EUR 2.9 million, respectively.

Weighted average assumptions used to determine the net periodic pension cost for the years ended December 31:

	2009	2010	2011
Discount rate	5.4%	5.2%	5.3%
Expected return on plan assets	6.1%	6.4%	5.5%
Rate of compensation increase	5.3%	5.1%	3.5%

To set the expected long-term rate of return assumptions the Group uses forward looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the ATHEX. As regards Deposit Administration Fund assets, the guaranteed return interest rate was used.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2009	2010	2011
	(EUR in thousands)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	482,069	472,896	402,143
Service cost	15,918	17,546	14,010
Interest cost	21,695	22,519	19,434
Employee contributions	6,752	6,353	5,065
Actuarial loss/(gain)	14,016	(30,682)	(37,680)
Adjustment for disposal and other	(1,566)	1,291	(3,137)
Benefits paid from the Fund	(56,795)	(68,744)	(85,684)
Benefits paid directly by the Group	(25,610)	(25,552)	(18,694)
Settlements/Terminations/Curtailments	15,085	6,418	5,649
Prior service cost arising over last period	1,332	98	-
PBO, end of year	472,896	402,143	301,106

	2009	2010	2011
	(EUR in thousands)
Change in plan assets:
Fair value of plan assets, beginning of year	68,001	68,968	102,210
Actual return on plan assets	19,517	(31,839)	(18,132)
Employer contributions	38,713	127,472	72,904
Employee contributions	6,752	6,353	5,065
Expenses	(7,220)	-	-
Benefits paid	(56,795)	(68,744)	(85,684)
Fair value of plan assets, end of year	68,968	102,210	76,363

Employer contributions paid by the Group, are in excess of the EUR 15.8 million total expected contributions for funded plans for 2011.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2009	2010	2011
	(EUR in thousands)
Funded status, end of year	(403,928)	(299,933)	(224,743)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2009	2010	2011
Discount rate	5.2%	5.3%	5.0%
Rate of compensation increase	5.1%	3.4%	2.5%
Pension increase	2.5%	2.5%	0.0%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2009	2010	2011
	(EUR in thousands)
Projected benefit obligation	472,896	402,143	301,106
Accumulated benefit obligation	369,281	328,602	259,542
Fair value of plan assets	68,968	102,210	76,363

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2009	2010	2011
	(EUR in thousands)
Net actuarial losses	184,321	170,532	139,368
Prior Service cost	2,340	1,756	1,441

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2009	2010	2011
	(EUR in thousands)
Net Loss / (Gain)	(3,220)	4,125	(14,799)
Prior Service Cost / (Credit)	2,223	98	-
Amortization of (Losses) / Gains	(27,574)	(18,340)	(15,504)
Amortization of Prior Service Cost	(1,769)	(396)	(137)
Total recognized on Other comprehensive income / (loss)	(30,340)	(14,513)	(30,440)

The estimated amounts to be amortized from accumulated other comprehensive income into net periodic benefit cost during financial year 2012 are EUR 0.1 million of prior service cost and EUR 11.5 million of net actuarial loss.

The following table indicates actual and targeted plan asset allocation for the Group's funded defined benefit pension plans:

	2010		2011		2012
	Amount	Proportion	Amount	Proportion
	(EUR in thousands)		(EUR in thousands)
Equity securities	28,885	28%	7,735	10%	10%-80%
Other	73,325	72%	68,628	90%	20%-90%
Total	102,210	100%	76,363	100%

All equity securities are the Bank's own equity securities and “other” relate to deposits and assets of deposit administration fund policies issued by the Group's main insurance company EH. Equity securities are measured based on closing prices in an active market as at the measurement date (Level 1) and deposit administration fund assets and deposits are measured at the fund balance plus any accrued return to policyholders.

Benefit payments projected to be made from the defined benefit plans are as follows:

Benefit
payments projected
(EUR in thousands)
2012	35,625
2013	14,495
2014	18,063
2015	16,693
2016	19,354
2016-2020	173,683
In 2012, the Group is expected to make EUR 8.7 million in contributions to funded plans and EUR 11.1 million in retirement indemnities.

SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2011
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
SHARE BASED PAYMENT

NOTE 39: SHARE BASED PAYMENT

At the General Meeting held on June 22, 2005, a stock option program was approved for the executive directors, executive management and personnel of the Group (Program A). The maximum number of new ordinary shares to be issued under Program A was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program A was set to last for five years and expired in 2010. Under the terms of Program A, the exercise price range was between EUR 5.0 and 70% of the average market price for the ordinary shares over a period starting on January 1 of the financial year during which such rights were granted until and including the first exercise date.

At the repeat General Meeting held on June 1, 2006, a new Group-wide stock option program was approved for the Bank's executive directors, executive management and personnel of the Group (Program B). The maximum number of new ordinary shares to be issued under Program B was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program B was set to last five years and expired in 2011. Under the terms of Program B, the exercise price range was between EUR 5.0 and 70% of the average market price for the ordinary shares over a period starting on June 2, 2006 until the date at which such rights were first exercised.

At the repeat General Meeting held on June 28, 2007, the shareholders of the Bank approved a new Group-wide stock option program for the Bank's executive directors, executive management and personnel of the Group (Program C). Program C is set to last eight years and expires in 2015. The stock options were to be granted up until 2010. The maximum number of new ordinary shares to be issued under Program C was originally set at 12.0 million and adjusted to approximately 12.5 million as a consequence of four for every hundred shares held issue as stock dividend, in accordance with the resolution passed at the repeat General Meeting held on May 15, 2008. The maximum number of options that could have been granted per year could not exceed 1% of the total number of ordinary shares outstanding. The strike price should be within the range of EUR 5.0 to 85% of the average market price of the ordinary shares within the time period from January 1 of the year the options are granted until October 31 of that same year. No stock options have been granted under this program.

The total number of share options granted, exercised and cancelled per Program, are analyzed as follows:

		Program A 1st Grant	Program A 2nd Grant	Program B
Total Shares options granted per Program		2,992,620	496,500	3,014,100
Adjustments due to share capital increases		120,315	35,632	162,720
Number of share options exercised		(1,426,883)	(53,475)	(798,590)
Number of share options cancelled		(1,686,052)	(478,657)	(2,378,230)

At December 10, 2010 the outstanding options of Program A 1st and 2nd grant expired. All outstanding options of Program B would have been exercised between June 1, 2011 and June 10, 2011. After June 10, 2011, the unexercised options expired. Details of the share options outstanding during the period to December 31, 2011 and December 31, 2010 are as follows:

Stock options	Balance		Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
		price	term	value
		(EUR)		(EUR)
Outstanding at January 1, 2011	1,998,496	20.45	-	-
Expired during the year	(1,998,496)	20.45	-	-

The weighted average remaining contractual term of options outstanding is 0.5 and NIL years for 2010 and 2011 respectively.

No new options were granted in 2010 or 2011. The total fair value of options vested during 2010 and 2011 was EUR 4,814 thousand and EUR NIL.

The total expense recognized during 2009, 2010 and 2011 amounted to, EUR 8.3 million, EUR 10.5 million and EUR NIL respectively.

On May 25, 2007, the Annual General Meeting of the Shareholders of the Bank approved the distribution to the staff of 350,000 bonus shares to derive from the Bank's share capital increase by EUR 1,750 thousand through capitalization of profits. For a period of three years following their issuance (up to October 6, 2010), such new ordinary shares may be transferred only pursuant to approval granted at the General Meeting. The total expense recognized during 2009, 2010 and 2011 amounted to EUR 4,433 thousand, EUR 1,847 thousand and EUR NIL respectively.

ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
Comprehensive Income Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
NOTE 40: ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
The components of accumulated other comprehensive income, net of taxes, comprise:

		Unrealized
		gains/(losses) on		Accumulated
	Foreign	Available-		Other
	Currency	for-Sale	Pension	Comprehensive
	Items	Securities	liability	Income
	(EUR in thousands)
Balance, January 1, 2009	(725,131)	(797,461)	(174,247)	(1,696,839)
Changes during 2009	(55,790)	211,144	24,358	179,712
Balance, December 31, 2009	(780,921)	(586,317)	(149,889)	(1,517,127)
Changes during 2010	182,099	(2,065,236)	14,668	(1,868,469)
Balance, December 31, 2010	(598,822)	(2,651,553)	(135,221)	(3,385,596)
Changes during 2011	(925,522)	2,343,084	29,456	1,447,018
Balance, December 31, 2011	(1,524,344)	(308,469)	(105,765)	(1,938,578)

FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2011
Foreign Exchange Position [Abstract]
FOREIGN EXCHANGE POSITION

NOTE 41: FOREIGN EXCHANGE POSITION

At December 31, 2011, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 29,678,928 thousand (EUR 31,173,624 thousand for 2010 and EUR 27,067,368 thousand for 2009) and EUR 22,768,716 thousand (EUR 23,830,041 thousand for 2010 and EUR 20,759,384 thousand for 2009), respectively.

POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2011
Post Balance Sheet Events [Abstract]
POST BALANCE SHEET EVENTS

NOTE 42: POST BALANCE SHEET EVENTS

  On January 3, 2012, the Bank announced a voluntary tender offer for the acquisition of any and all of the five series of the preferred securities issued by NBG Funding and for the EUR 1.5 billion 3rd Series fixed rate covered bonds due in 2016 (which form part of the existing Bank's EUR 10.0 billion covered bonds program).
  On January 31, 2012, the Bank acquired 10.2% of Banca Romaneasca from EBRD through put and call arrangements as provided for in the 2005 shareholders agreement, between the Bank and EBRD. The total consideration paid amounted to EUR 26.1 million.
  On February 14, 2012, Greek Law 4046/2012 was enacted based on which the employment contracts that lapse on attainment of the normal retirement age or of the particular retirement conditions, are considered as indefinite duration employment contracts and therefore, the provisions for employees statutory retirement indemnity of Greek Law 2112/1920, are applied. Please see Note 25.
  On February 24, 2012, the Bank issued EUR 3.0 billion Fixed Rate Notes maturing on May 24, 2012, bearing a 13% coupon payable quarterly in arrears.
  At the European Summit on October 26, 2011, the heads of states of eurozone members agreed on a comprehensive set of measures, including a voluntary bond exchange with a nominal discount of 50% on notional Greek debt held by private investors. Together with an ambitious reform program for the Greek economy, supporting growth, the PSI is expected to secure the reduction of the Greek debt to GDP ratio to 120% by 2020.

Following the above, Greek Parliament voted Greek Law 4046/2012 “Approval of the Draft Financial Assistance Facility Agreements between the European Financial Stability Facility (EFSF), the Hellenic Republic and the Bank of Greece, approval of the Draft Memorandum of Understanding between the European Commission, the Hellenic Republic and the Bank of Greece and other urgent provisions for the reduction of the public debt and the rescue of the national economy”, which among others approved:

  the Draft Financial Assistance Facility Agreement, between EFSF, the Hellenic Republic and the Bank of Greece for the provision of financing of up to the amount of EUR 30.0 billion in order to finance part of the voluntary exchange of Greek Bonds between private sector investors, as described in the statement of the European Summit on October 26, 2011;
  the Draft Co-Financing Agreement, between the Hellenic Republic, the Bank of Greece, EFSF and Wilmington Trust (London) Limited for the determination with respect to the above agreement the amount, payments and other liabilities as well as the methods of payments under common paying agent;
  the Draft Financial Assistance Facility Agreement, between EFSF, the Hellenic Republic and the Bank of Greece for the provision of financial aid up to the amount of EUR 35.0 billion, in order to provide to the Hellenic Republic the ability to finance the potential repurchase of Government bonds which have been pledged as collateral to the Eurosystem, with bond issues of EFSF; and
  the Draft Financial Assistance Facility Agreement, between EFSF, the Hellenic Republic and the Bank of Greece of up to the amount of EUR 5.7 billion in order to facilitate bond accrued interest prior to their exchange in the context of PSI.

On February 24, 2012, the Hellenic Republic Ministry of Finance (the “MiFin”) published the invitation memoranda (the “Memoranda”) whereby it invited the holders of the Greek government bonds that were eligible for the PSI (the “eligible Greek government bonds”) to offer to exchange their eligible Greek government bonds subject to the terms described in the Memoranda (the “Offer”).

The Group participated in the Offer under the terms of the Memoranda. The exchange of the Greek government bonds that were subject to Greek law took place on March 12, 2012, while the exchange of bonds subject to foreign law and the loans that were included in the PSI (see Note 13) took place in April 2012.

The key terms of the Offer are as follows:

  53.5% haircut on the nominal value of the eligible Greek government bonds.
  Receipt of EFSF bonds with total nominal value 15% of the nominal amount of the exchanged bonds, half of which mature in 12 months and half in 24 months.
  Receipt of new bonds (the “New Greek government bonds”) with the following characteristics:

  Issuer: Hellenic Republic;
  Nominal value: 31.5% of the nominal amount of the exchanged bonds;
  Payment of principal: 20 separate bonds with staggered bullet maturities of between 11 and 30 years; and
  Coupon rate: 2.0% per annum for payment dates in 2013 - 2015, 3.0% per annum for payment dates in 2016 - 2020, 3.65% per annum for payment date 2021 and 4.3% per annum for payment dates in 2022 and thereafter.

  Receipt of detachable GDP-linked securities issued by the Hellenic Republic (the “GDP-linked Securities”) traded in the market with a notional amount equal to the face amount of the New Greek government bonds s received. The GDP-linked Securities will provide for annual payments beginning in 2015 of an amount of up to 1% of their notional amount in the event the Hellenic Republic's nominal GDP exceeds a defined threshold and the Hellenic Republic has positive GDP growth in real terms in excess of specified targets.
  Any accrued and unpaid interest (including additional amounts, if any) on the exchanged bonds will be paid with 6-month securities issued by the EFSF.

The New Greek government bonds and the GDP-linked Securities will be governed by English law and will be ranked pari passu with all other borrowed monies of the Hellenic Republic.

The Offer is considered as adjusting event after the reporting period in relation to the annual financial statements for the year ended December 31, 2011, because it provides evidence of conditions that existed at the end of the reporting period, and therefore, the Group and the Bank recognized an impairment loss in the annual financial statements for the year ended December 31, 2011.

  On March 9 and April 11, 2012, the Bank proceeded with the cancellation of covered bonds of EUR 170.0 million and EUR 70.0 million respectively, related to the 4th series under its second covered bond program.
  On March 15, 2012, Agorazo Plc proceeded with the partial redemption of class A notes of EUR 58.1 million.
  On March 20, 2012, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 106.9 million and of EUR 79.4 million, respectively.
  On March 23, 2012, following completion of the competition process carried out under article 63D of Greek Law 3601/2007, the Bank has been assigned to assume the total deposits amounting to EUR 325.6 million, of the following cooperative banks: Achaiki Cooperative Bank, Cooperative Bank of Lamia, and Cooperative Bank of Lesvos-Limnos. NBG will undertake only the deposits of the said banks and no other assets or liabilities thereof.
  In fact, in its letter to the Bank on April 20, 2012, the HFSF stated that, on April 19, 2012, the Bank of Greece replied to HFSF with the following:

  the Bank is evaluated as viable;
  the Bank submitted a business plan that includes the time schedule for the implementation of the capital actions described therein, and this plan is evaluated as viable and reliable;
  the amount required for the restoration of the capital adequacy ratio to the minimum 8% is estimated by the Bank of Greece at EUR 6.9 billion; and
  the HFSF should officially reply to the Bank that it intends to participate in the share capital increase or in the issuance of a convertible bond by the Bank under the provisions of Greek Law 3864/2010 up to the amount that has been determined by the Bank of Greece and is adequate to restore the Group's capital adequacy ratio (i.e. EUR 6.9 billion).

In the same letter to the Bank, HFSF stated that it will participate in the share capital increase or in the issuance of a convertible bond by the Bank up to the amount of EUR 6.9 billion. Furthermore, the HFSF stated that it will cover any amount of unsubscribed share capital and / or the convertible bonds, and that this commitment is valid until September 30, 2012.

  On May 14, 2012, the Bank proceeded with the cancellation of covered bonds of EUR 160 million, related to the 4th series under its second covered bond program.

RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Restatement Of Consolidated Financial Statements [Abstract]
Restatement Of Consolidated Financial Statements [Text Block]

##D<RESTATEMENT>

In our 2011 U.S. GAAP Financial Statements, certain comparative information has been restated as follows:

1.       Reversal of reclassifications of securities out of the trading category

During 2010, in accordance with our policy, at that time, regarding transfers of investments between categories, and due to the crisis in the Greek bond markets, we reclassified certain trading securities to available-for-sale and to held-to-maturity at three different dates during the first five months of 2010 (January 1, March 31 and June 1, 2010). Although we are of the opinion that management exercised reasonable judgment in reaching the conclusion that it is possible to effect more than one reclassification in response to the single rare event of the Greek crisis, in 2011, we changed our policy to not allow more than one reclassification in response to a single rare event in line with industry practice in the United States of America (see Note 3). As such, we assessed the impact of reversing the reclassifications made after the initial reclassification in 2010. The reversal of these subsequent reclassifications resulted in a EUR 97.8 million increase of our net loss for the year ended December 31, 2010 including EUR 147.0 thousand related to foreign currency translation adjustment, which we believe is material and as a result, we restated our financial statements for the year ended December 31, 2010 to reverse all reclassifications performed after the initial reclassification in 2010.

2.       Quantification of the bilateral credit value adjustment

As part of our work on the December 31, 2011 financial statements, we have revisited our assumptions and computation methodology relating to the impact on the Group of credit risk on derivatives (for both counterparty and own credit risk). In particular, we have changed our methodology to include the impact of credit risk on derivatives with (i) the Hellenic Republic, and (ii) counterparties with which we had in place CSAs under ISDA agreements that require daily placement of collateral, and the ISDA agreement provides for netting of asset and liability positions in case of default.

This has resulted in the identification of an adjustment of EUR 62.2 million, EUR (136.0) million and EUR 1.8 million in the net income/(loss) for the year ended December 31, 2008, 2009 and 2010, respectively, and an adjustment of EUR 62.2 million, EUR (73.8) million and EUR (71.9) million in total permanent equity. As a result, we restated our financial statements for the years ended December 31, 2009 and 2010, respectively, to record the bilateral CVA.

In addition, we have also made certain reclassifications to prior year amounts in order to conform to current year presentation.

  Until the December 31, 2010 financial statements money market investments have been presented separately on the balance sheet. For the December 31, 2011 financial statements we have concluded to present money market investments in the respective balance sheet line items in accordance with their measurement category, that is trading, available-for-sale and held-to-maturity. As a result, we have amended the presentation of the comparative balance sheet at December 31, 2010 to reclassify the money market investments in the respective balance sheet line items in accordance with their measurement category.

  Until the December 31, 2010 financial statements, other-than-temporary-impairment had been presented within net gains/(losses) on available-for-sale securities in the statement of income and comprehensive income together with net realized gains/(losses) on sales of available-for-sale securities. For the December 31, 2011 financial statements we have concluded to present other-than-temporary-impairment separately from net realized gains/(losses) on sales of available-for-sale securities in the statement of income and comprehensive income. As a result, we have amended the presentation of the comparative statements of income and comprehensive income for the years ended December 31, 2009 and 2010 to present other-than-temporary-impairment separately from net realized gains/(losses) on sales of available-for-sale securities.

The tables below present the impact of the above restatements on the balance sheets as at December 31, 2010 and statements of income and comprehensive income for the years ended December 31, 2009 and 2010.

	As of December 31, 2010
	As reported	Adjustments	Reclassifications	As restated
	(EUR in thousands)
ASSETS
Money market investments	1,180,274	0	-1,180,274	0
Trading assets	774,374	1,062,834	948,114	2,785,322
Derivative assets	1,731,192	-96,922	0	1,634,270
Available-for-sale securities	14,512,870	-1,042,680	218,320	13,688,510
Held-to-maturity securities	3,611,797	-27,352	13,840	3,598,285
Other assets	3,771,924	20,696	0	3,792,620
TOTAL ASSETS	118,815,302	-83,424	0	118,731,878

LIABILITIES AND SHAREHOLDERS’ EQUITY
Derivative liabilities	1,787,351	-4,881	0	1,782,470
Accounts payable, accrued expenses and other liabilities	3,327,044	-1,034	0	3,326,010
Total liabilities	109,997,122	-5,915	0	109,991,207

PERMANENT EQUITY:
NBG shareholders' equity
Accumulated surplus	2,182,661	-160,519	0	2,022,142
Accumulated other comprehensive loss	-3,468,821	83,225	0	-3,385,596
Total NBG shareholders’ equity	7,730,352	-77,294	0	7,653,058
Non-controlling interest	821,846	-215	0	821,631
Total permanent equity	8,552,198	-77,509	0	8,474,689
TOTAL LIABILITIES AND EQUITY	118,815,302	-83,424	0	118,731,878

	Year ended December 31, 2009				Year ended December 31, 2010
	As reported	Adjustments	Reclassifications	As restated	As reported	Adjustments	Reclassifications	As restated
	(EUR in thousands)
Interest Income:
Securities available-for-sale	836,080	0	7,994	844,074	749,990	-63,966	14,938	700,962
Securities held-to-maturity	9,425	0	0	9,425	95,304	-1,218	809	94,895
Trading assets	185,720	0	11,984	197,704	134,356	60,586	34,258	229,200
Other	68,162	0	-19,978	48,184	91,678	0	-50,005	41,673
Total interest income	6,231,380	0	0	6,231,380	6,153,434	-4,598	0	6,148,836
Net interest income before provision for loan losses	3,786,265	0	0	3,786,265	4,088,199	-4,598	0	4,083,601
Net interest income after provision for loan losses	2,787,817	0	0	2,787,817	2,883,204	-4,598	0	2,878,606
Net trading loss	-87,096	-180,035	0	-267,131	-1,085,160	-160,162	0	-1,245,322
Total non-interest income / (loss) excluding gains / (losses) on investment securities	1,727,899	-180,035	0	1,547,864	802,523	-160,162	0	642,361
Net realized gains/(losses) on available-for-sale securities	-8,399	0	358,328	349,929	-23,957	49,419	89497	114,959
Other -Than-Temporary-Impairment (of which nil was recognized in OCI)	0	0	-358,328	-358,328	0	0	-89497	-89,497
Net gains/(losses) on available-for-sale and held- to-maturity securities	-8,399	0	0	-8,399	-23,957	49,419	0	25,462
Total non-interest income / (loss)	1,719,500	-180,035	0	1,539,465	778,566	-110,743	0	667,823
Income / (loss) before income tax	809,905	-180,035	0	629,870	-150,352	-115,341	0	-265,693
Income tax (expense ) / benefit	-220,624	44,038	0	-176,586	-61,634	19,323	0	-42,311
Net income / (loss)	589,281	-135,997	0	453,284	-211,986	-96,018	0	-308,004
Less: Net income attributable to the non-controlling interest	-62,232	0	0	-62,232	-56,075	9,307	0	-46,768
NET INCOME / (LOSS) attributable to NBG shareholders	527,049	-135,997	0	391,052	-268,061	-86,711	0	-354,772

STATEMENT OF COMPREHENSIVE INCOME	Year ended December 31, 2009			Year ended December 31, 2010
	As reported	Adjustments	As restated	As reported	Adjustments	As restated
	(EUR in thousands)
Net income / (loss)	589,281	-135,997	453,284	-211,986	-96,018	-308,004
Other comprehensive income / (loss) net of tax:
Foreign currency translation adjustments	-56,969	0	-56,969	191,150	154	191,304
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period, net of tax	212,057	0	212,057	-2,169,098	130,710	-2,038,388
Less: reclassification adjustment for net (gains)/losses included in net income, net of tax	-274,969	0	-274,969	-55,425	-38,547	-93,972
Total net (losses)/gains on available-for-sale securities	210,581	0	210,581	-2,154,010	92,163	-2,061,847
Total other comprehensive income / (loss), net of tax	177,844	0	177,844	-1,948,255	92,316	-1,855,938
Comprehensive income / (loss)	767,125	-135,997	631,128	-2,160,241	-3,701	-2,163,942
Less: Comprehensive (income) /loss attributable to the non-controlling interest	-60,364	0	-60,364	-59,514	215	-59,299
Comprehensive income / (loss) attributable to NBG shareholders	706,761	-135,997	570,764	-2,219,755	-3,486	-2,223,241
Earnings / (loss) per share
Basic EPS	0.73	-0.20	0.53	-0.45	-0.11	-0.56
Diluted EPS	0.73	-0.20	0.53	-0.45	-0.11	-0.56

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Principles of consolidation	Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (“VIEs”), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The effects of inter-company transactions and balances have been eliminated.
Redeemable non-controlling interest

Redeemable non-controlling interest—Non-controlling interests (NCI) that are subject to put options held by third parties are accounted for as redeemable equity instruments. Redeemable NCI is presented outside “Permanent equity” as “Temporary equity”. Such redeemable NCI is measured initially at fair value and subsequently at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value, with any subsequent changes recognized immediately as they occur, and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. This adjustment is determined after the attribution of net income or loss of the subsidiary, pursuant to ASC 810-10. Such changes are recognized directly in “Accumulated Surplus”.

Foreign currency translation

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder's equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption “Cash and due from banks”.

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM)	Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM)—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management’s intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading profit or loss. All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income/(loss) on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method at the individual security level. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income/(loss) for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment). The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (OTTI) exists. Any credit related OTTI related to debt securities that the Group does not plan to sell and is not likely to be required to sell, is recognized in earnings as unrealized losses, with the non-credit related OTTI retained in accumulated other comprehensive income/(loss). For other impaired debt securities and equity securities, the entire OTTI is recognized in earnings as unrealized losses. Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists. When the Group lacks that intent or ability, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings. Available-for-sale equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and cost recognized in earnings.
Reclassifications between categories of investments

Reclassifications between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group reclassifies such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet definition of the respective category at the date of reclassification. Such reclassifications can occur only once in response to a single rare event.

If there is a change in intention or ability to hold a debt security to maturity, the Group reclassifies such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter, at the date of reclassification.

For securities reclassified as described above, the fair value at the date of reclassification becomes the new amortized cost at that date.

When the securities reclassified out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

Derivatives

Derivatives—The Group maintains an overall risk management strategy that incorporates the use of derivative instruments to reduce certain risks related to interest rate and foreign currency volatility. On the date the Group enters into a derivative contract, the Group designates the derivative instrument as either hedging or as a freestanding derivative instrument. At December 31, 2011 and 2010 the Group did not have any of its derivative instruments designated as hedging instruments. For freestanding derivative instruments, changes in fair values are reported in current period net income and included in the net trading profit/(loss).

All derivatives are recognized on the consolidated balance sheet at fair value, without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Derivatives are recorded as derivative assets or liabilities. The Group's management exercises judgment in determining the fair value of financial assets and liabilities. For exchange traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values also take into account the Group's own credit standing, thus the valuation of the derivative instruments includes, the value of the net credit differential between the counterparties to the derivative contract.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Equity method investments	Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group’s share of the earnings or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group’s net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments. The excess of the cost of acquisition of the investments and the Group’s equity in the investee’s underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.
Loans and leases	Loans and leases—Loans are included at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest rate method. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield of the related loans. There are no loans that have been originated which are intended for sale in the secondary market. Loans include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment. A loan is determined to be past due when any amount with respect to the loan is not collected when contractually due. The Group has identified two portfolio segments in accordance with ASC 310-10-20 and its internal policies, consumer loans and commercial loans. Consumer loans consist of a large number of homogeneous loans of small amounts given to individuals. Therefore, the consumer loans portfolio is diversified and more resilient to specific risks associated with individual borrowers, but may be more severely affected by changes in macroeconomic conditions (e.g. GDP evolution, unemployment and disposable income). Commercial loans in general consist of large exposures to fewer borrowers to cover their business financing needs. The commercial loans portfolio is less diversified, and therefore, more vulnerable to risks associated with individual borrowers. As described in Note 13 the Group has elected fair value accounting for certain loans.
Write Offs

Write-offs—The Group's write-off policy prescribes which loans and receivables fall into its scope and the criteria that must be met for each type of asset in order for each write-off to be approved by the relevant competent committee.

Loan amounts to be written off for accounting purposes are individually identified and fully provided for.

For all loan amounts written-off for accounting purposes, documentation is retained and is available to evidence and support the reasoning for the write-off and that the appropriate actions have been taken.

The following factors are taken into consideration when qualifying a loan for write-off:

(i)       The past due status of the loan.

(ii)       The existence of collateral held by the Group to secure the loan and the ability to liquidate that collateral.

(iii)       The status of legal actions undertaken by the Group as well as the results of recent research regarding the borrower's real property. However, completion of such legal actions is not a necessary condition to write-off a loan if the claim against the borrower would remain valid after the loan is written-off.

(iv)       The existence of other assets held by the borrower identified through available databases.

(v)       An assessment of the costs expected to be incurred for pursuing recovery compared to the expected recovery.

In particular:

(i)       Mortgages are written-off for accounting purposes after a maximum period in past-due of at least 10 years and when there is no realistic prospect of recovering those amounts. The competent business units ensure that all appropriate actions have been taken in order to collect and no further recovery action is possible or practicable.

(ii)       Unsecured consumer, credit card and SBL exposures may not be written-off for accounting purposes even after a period of at least 60 months after the agreement is terminated.

(iii)       Corporate and secured SBL exposures are considered for write-off for accounting purposes on a case by case analysis, based on the general requirements (i)-(v) above.

In specific cases corroborated with legal evidence, such as for example fraud or bankruptcy of the borrower, exposures can be written-off for accounting purposes regardless of whether the criteria above are satisfied.

Written-off loans, either retail or corporate, are monitored until completion and exhaustion of legal actions having taken into consideration of the efforts and cost required.

Write-offs are approved by each competent committee in accordance with its authority limits prescribed in its charter.

Non-accruing loans	Non-accruing loans—In general, for domestic loans the accrual of interest is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual status at the time the loan is 180 days delinquent. For foreign loans the accrual of interest is typically discontinued at the time the loan is 90 days delinquent. In all cases, loans are placed on non-accrual status, or written-off at an earlier date, if collection of principal or interest is considered doubtful. The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Interest income is recognized upon receipt of the cash. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame (except for loans that the agreement has been terminated), or when the loans are modified (see below).
Modifications and troubled debt restructurings ("TDRs")

Modifications and Troubled Debt Restructurings (“TDRs”)—Modifications are considered TDRs if, for economic or legal reasons related to the debtor's financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves the reduction of interest accrued off-balance sheet or the prolongation of maturity, without receiving additional collateral.

Each modified loan resets the number of days past due. TDRs that were non-accruing at the time of the restructuring remain non-accruing until a minimum number of payments are made by the borrower, ranging from 4 to 12 depending on the loan product.

TDRs are considered impaired and a loan loss allowance is estimated for these loans that take into consideration the fact that the loans were not accruing before the restructuring.

Allowance for loan losses	Allowance for loan losses—The allowance for loan losses is management’s estimate of probable incurred loan losses in the lending portfolios. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement. Individually significant exposures are considered those which, if impaired would have a material impact on profit. Specifically, individually significant exposures are those customer exposures that, for each NBG Group entity, exceed the lower of 0.1% of the entity’s equity and EUR 750,000. Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses. The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. Specifically, our methodology has three primary components: specific allowances, coefficient analysis and homogeneous analysis. Specific allowance: For individually significant commercial loans, specific allowances are recorded based on: historical loss experience, current economic conditions and performance trends within specific industry sectors, payment history, cash flow analysis, collateral value and any other pertinent information. Future expected cash flows take into consideration the customer’s risk profile, historical information for similar customers as well as an estimate of the impact of current economic conditions and negative credit trends existing at the time of the assessment. These estimates are management’s best estimates regarding the probable impact of the current economic environment on credit losses. If necessary, an allowance for loan losses is established for loans subject to specific allowance. Loss is measured as the difference between the loan’s carrying amount and the present value of estimated future cash flows expected to be received. Coefficient analysis: Most non-significant commercial loans are subject to coefficient analysis. A coefficient analysis is performed on commercial loans, for which no specific allowance is calculated, as described above and the related allowance is calculated using internal credit ratings and loss rates. Individual loans are grouped into 22 risk categories based on common characteristics such as industry, payment history (including delinquency), collateral values and other factors. The rating of each individual corporate customer is re-assessed at least once a year (and more frequently if necessary) and its rating may change based on the customer’s financial position and prospects, qualitative criteria and current market conditions. Allowance percentages, or coefficients, based on historic loss rates among these groupings are then applied to determine the allowance for loan losses to be recorded. Our coefficient analysis for the commercial portfolio uses historical data to estimate the default rate assigned to each credit rating. Our rating model was first validated in 2005 by an internationally recognized and independent advisor, and optimized for use in Greece. Since then, it is monitored regularly and its predictive ability is back-tested on an annual basis by our Group Risk Management Division following the Basel II guidelines on monitoring of rating models. The back testing has shown that the predictive ability of the model is strong, so no change in criteria and weights was necessary. Loss rates are estimated at least annually as at the reporting date. Homogeneous analysis: The allowance on certain homogeneous loan portfolios, which generally consist of mortgage loans, credit cards and other consumer loans in the consumer loans portfolio segment, and certain non-significant commercial loans is based on the valuation of aggregated portfolios of homogeneous loans, generally by loan type, products or channel of distribution. Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures (see Note 13).The period analyzed for the estimation of the loss rates takes into consideration the long recovery periods historically observed in Greece, and is six years for credit cards and consumer loans and twelve years for mortgage loans. These longer recovery periods follow from Greek legislation and judicial system, as well as business practices. Allowances for losses inherent in loans made through our branches and subsidiaries outside of Greece are estimated by the branch or subsidiary which originated the loan. Methodologies applied are similar to those employed by the Group, for loans in Greece. Additions to the allowance for loan losses are made by charges to the provision for loan losses, credit exposures deemed to be uncollectible are charged against the allowance for loan losses. Recoveries of amounts previously charged as uncollectible are credited to the allowance for loan losses. Subject to compliance with tax laws in each jurisdiction, a loan which is deemed to be uncollectible or forgiven is written off against the related provision for loans impairment. Subsequent recoveries are credited to provision for loan losses in the Income statement. Under Greek regulations, loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Similar regulations apply to our subsidiaries outside Greece, however the legal process takes, in general, significant less time than in Greece. Historical loss amounts are based on recoveries relating both to balances written off and to balances not written off because not all legal actions for recovery have been fully exhausted. In addition to the allowance for loan losses, the Group also estimates probable losses related to unfunded commitments, such as commercial letters of credit, standby letters of credit and financial guarantees written. The allowance is estimated using the methodology applied to commercial loans.
Fair Value	Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 “Fair Value Measurements and Disclosures”, which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 “Financial Instruments”, including certain loans and long-term debt. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis. The fair value disclosures are presented in Note 36 . The levels of hierarchy with respect to the fair values are the following: Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market. Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter derivative contracts. Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. Transfers between levels are recognized at the end of the reporting period. Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable, respectively, in the current marketplace.
Goodwill, software and other intangibles

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. The Group accounts for changes in an ownership interest in a subsidiary that does not result in deconsolidation as an equity transaction if it retains its controlling financial interest in the subsidiary. Identified intangibles are amortized on a straight-line basis over the period benefited. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. Intangible assets that are not subject to amortization are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Intangible assets are amortized using an estimated range of anticipated lives, which are 3 to 12 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment

Premises and equipment—Premises and equipment, including buildings, are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets, including those that are to be disposed of, are evaluated for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is evaluated by determining if the difference between the expected undiscounted future cash flows of a long-lived asset is lower than its carrying value. If not recoverable, the Group recognizes an impairment loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Variable Interest Entities

Variable Interest Entities—The Group is involved with VIEs in the normal course of business. The primary use of VIEs is to obtain sources of liquidity for the Group. The Group is also involved in VIEs used for the securitization of certain loans as discussed below.

VIEs are entities defined in ASC 810 “Consolidation” as entities which either have a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity.

The Group is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The Group continually reassess whether it is the primary beneficiary of a VIE.

For additional information on certain of our VIEs, see Note 12.

Securitization

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to VIEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 “Transfers and Servicing”. When a financial asset is transferred, the Group assesses whether the transferor and its consolidated affiliates have surrendered control over the transferred financial assets, determining first whether the transferee should be consolidated. A transfer of an entire financial asset, or a portion of a financial asset that meets the definition of a participating interest, in which the Group has surrendered control over those financial assets shall be accounted for as a sale if and only if all of the following conditions are met:

(a)       the transferred financial assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership;

(b)       each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group; and

(c)       the Group does not maintain effective control over the transferred assets through either (1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call or (3) an agreement that permits the transferee to require the Group to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the Group to repurchase them.

For transfers of financial assets recorded as sales, the Group recognizes and initially measures at fair value all assets obtained (including beneficial interests) and liabilities incurred. The Group recognizes a gain or loss in net trading profit/(loss) for the difference between the carrying amount and the fair value of the assets sold.

Income taxes

Income taxes—Income tax payable on profits, based on the applicable tax laws in each jurisdiction, is recognized as an expense in the period in which profits arise. The Group accounts for deferred income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on management's belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to that amount that is at least more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 “Income taxes”. A benefit can only be recognized if it is “more likely than not” that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations

Insurance operations—Insurance operations include both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Traditional basic individual life insurance policies as well as endowment and annuity policies offered through the Group's network, are accounted for as long-duration contracts whereas group life insurance policies, including optional life and disability and payment protection policies offered with the Group's mortgage loans and supplementary coverage in individual life insurance policies, are accounted for as short-duration contracts. Property and Casualty insurance policies are accounted for as short-duration contracts.

The insurance liability related to such contracts (outstanding claims reserve and provision for claims incurred but not reported (“IBNR”)) is included in Insurance Reserves in the Balance Sheet. Income and expenses from insurance operations are included in other non-interest income and expenses. In particular, premiums from life insurance and mortgage payment insurance plans are included in “Other non-interest income”, whereas claims, reserve movement and commissions are included in “Other non-interest expense”.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Variable costs incurred in the acquisition of such policies are capitalized and expensed proportionately with the recognition of premium revenues. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policy holders and are reported in the period that the amounts are assessed. Premium income from short duration contracts, including reinsurance assumed, is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Claims relating to property and casualty policies are recognized as and when these become known based on the information available.

Insurance reserves for expected costs relating to life insurance policies are accrued over the current and expected renewal periods of the contracts. The present value of estimated future policy benefits payable, less the present value of estimated future net premiums to be collected is estimated using approved actuarial methods that use assumptions about future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and any premium deficiency estimated is charged off to income for the period. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used.

Insurance reserves for property and casualty insurance include, apart from an unearned premium reserve, a provision for outstanding claims and a provision for claims IBNR. Loss estimates rely on observations of loss experience for similar historic events that relate to cumulative gross paid claim amount, settled claim amount, incurred claim amount and claim number developments. Such observations are periodically revised and any premium deficiency is charged to income for the period. Projections are based on historical development patterns. The development ratios are adjusted in a small number of cases to remove the effect of claim developments, which appear to be of an exceptional nature. Projections of reinsurance recoveries are also undertaken. Allowance is made for claim adjustment expenses and an appropriate discount factor is used.

Pensions	Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates. Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group. With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan’s benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group’s plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group’s income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.
Other assets and other liabilities

Other assets and other liabilities—Other assets includes, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities includes, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Foreclosed assets

Foreclosed assets—Foreclosed assets arise when the Group initiates legal actions for debt collection upon the recognition that repayment or restructuring of the debt cannot be achieved. In case the exposures are collateralized with assets, legal actions involve the initiation of an auction program that targets the repayment of the loans through the collateral liquidation value.

Assets that are classified as “foreclosed assets” are included in other assets upon actual foreclosure or when physical possession of the collateral is taken, through mutual agreement or court action. These assets are reported as held for sale in accordance with ASC 360-10-45-9. Foreclosed properties are initially measured at the fair value of the property less estimated costs to sell. Prior to foreclosure, any write-downs, if necessary, are charged to the allowance for loan losses. Subsequent to foreclosure, gains or losses on the sale of, and losses on the periodic revaluation of, foreclosed properties are recorded in “Net other income/(expense)”.

Discontinued operations

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale. Discontinued operations are presented on the face of the income statement.

Dividend policy

Dividend policy—The Bank, on the basis of its statutory financial statements prepared in accordance with IFRS as endorsed by the EU, pays dividends out of:

•       distributable profits for the year (i.e., profits net of: a) tax; b) losses carried forward; and c) prior year tax audit differences); and

•       retained earnings, special reserves or ordinary reserves to the extent they exceed the amount required to be maintained by law.

Each year the Bank is required, by Greek Law 2190/1920, to declare and distribute a minimum dividend out of its net profits, if any, equal to 35% of the net profits for the year less statutory reserves, any profits resulting from the sale of equity participations that represent at least 20% of the paid up share capital of a subsidiary company in which the Bank has held an equity participation for at least ten years and unrealized net gains from financial instruments.

Any distribution of the remainder of the distributable profits must be approved by a General Meeting of the Shareholders with the ordinary quorum and majority voting requirements. No distribution can be effected if, on the closing date of the last financial year, the total shareholders' equity is, or will become after that distribution, lower than the sum of share capital and the reserves, the distribution of which is prohibited by Greek law or the Bank's Articles of Association.

A majority representing at least 65% of the paid-up share capital may vote to waive this. The undistributed dividend (up to 35% minimum dividend) must then be transferred to a special reserve which must, within four years following the General Meeting, be distributed in the form of a stock dividend. Furthermore, a majority representing at least 70% of the Bank's paid-up capital may vote to waive this stock dividend.

According to the provisions of article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, banks participating in the plan to strengthen the liquidity of the Greek banking sector and economy (the “Hellenic Republic bank support plan”) are allowed to distribute dividends to ordinary shareholders up to 35% of distributable profits at the parent company level. Moreover, pursuant to Greek Law 3723/2008, article 28 of Greek Law 3756/2009 and article 39 of Greek Law 3844/2010, for 2008 and 2009, banks participating in the plan were allowed to distribute dividends to ordinary shareholders only in the form of shares, which cannot be treasury shares. As it is clearly stipulated in the above law and decision, the above restrictions, do not apply to any dividend or fixed return on preference shares that are being traded in foreign organized markets.

In accordance with Greek Law 3965/2011, banks participating in the plan are allowed to distribute dividends, for 2010, only in the form of shares, however, these cannot be treasury shares.

Normally, dividends are declared and paid in the year subsequent to the reporting period. For 2011, the Group approved the non-distribution of dividends to any class of shares, that is, to the redeemable preference shares held by the Greek State, the non-cumulative, non-voting redeemable preference shares and the ordinary shares.

Resale and repurchase agreements	Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively. The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.
Repurchase of own debt

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 “Liabilities—Extinguishment of liabilities”. On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Share based payment transactions	Share-based payment transactions—The Bank has approved Group-wide share options plans for the executive members of the Board of Directors (“BoD”), management and staff of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as a compensation cost, with the corresponding credit recognized in equity. The total amount to be expensed over the requisite period, which is determined by reference to the fair value of the share options granted, is calculated with the graded vesting attribution method. The fair value of the options is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the options, the expected volatility of and the expected dividends on the underlying stock, and the risk-free interest rate over the expected life of the option. When the options are exercised and new shares are issued, the proceeds received net of any transaction costs are credited to common stock and additional paid-in capital.
Accumulated other comprehensive income / (loss) (Accumulated OCI)

Accumulated other comprehensive income/(loss) (Accumulated OCI)—The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to Net income/(loss) as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to Net income/(loss) at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to Net income/(loss) upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock

Treasury stock—The Group parent company's common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded in equity.

Earnings per share

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

Adjustments to the carrying amount of redeemable non-controlling interest in the form of a common stock instrument with a fair value redemption feature do not impact earnings per share.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates	Use of estimates— In preparing these consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated balance sheets and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.
Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

       In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20), an update to ASC Topic 310– Receivables. The amendments in ASU 2010-20 enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As a result of the update, entities are required to provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. Entities are also required to disclose credit quality indicators, past due information, and modifications of its financing receivables. The enhanced disclosures are designed to help financial statement users assess an entity's credit risk exposures and its allowance for credit losses. The disclosures as of the end of a reporting period were effective for the first interim or annual reporting period ending after December 15, 2010. The disclosures about activity that occurred during a reporting period are effective for the first annual reporting period beginning after December 15, 2010 and the disclosures regarding Troubled Debt Restructurings will be effective for the for the first interim or annual reporting period beginning on or after June 15, 2011. ASU 2010-20 is an update only for disclosures and as such did not impact the Group's financial position, results of operations or cash flows. The Group adopted ASU 2010-20 on December 31, 2010 and provided the disclosures under this ASU that were effective for the first annual reporting period ending after December 15, 2010 in the Group's consolidated financial statements in the Group's Annual Report 2010. Disclosures about activity that occurred during the reporting period were provided for the year ended December 31, 2011 for the first time. For further information, refer to Note 13.

In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06), an update to ASC Topic 820 – Fair Value Measurement. ASU 2010-06 requires both new and clarifies existing fair value measurement disclosures. The new requirements include disclosure of significant transfers in and out of Level 1 and 2 and gross presentation of purchases, sales, issuances, and settlements in the reconciliation of beginning and ending balances of Level 3 instruments. The clarifications required by ASU 2010-06 include the level of disaggregation in the fair value hierarchy and Level 3 reconciliation of assets and liabilities by class of financial instrument. In addition, the ASU expanded disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements included in Levels 2 and 3 of the fair value hierarchy.

       The new disclosures and clarifications were effective for interim and annual periods beginning after December 15, 2009, except the disclosures about purchases, sales, issuances, and settlements in reconciliation of beginning and ending balances of Level 3 instruments, which are effective for interim and annual periods beginning after December 15, 2010. ASU 2010-06 is an update only for disclosures and as such did not impact the Group's financial position, results of operations or cash flows. For further information, refer to Note 36.

In December 2010, the FASB issued ASU 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. The amendments in this ASU modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. These amendments were effective for the Group's consolidated financial statements for the year ended December 31, 2011 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

In April 2010, the FASB issued ASU 2010-15, “How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments”. This ASU clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. This ASU also amends Subtopic 944-80 to clarify that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary. The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. These amendments were effective for the Group's consolidated financial statements for the year ended December 31, 2011 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

In April 2010, the FASB issued ASU 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. This ASU clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. This ASU was effective for the Group's consolidated financial statements for the year ended December 31, 2011 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. These amendments were effective for the Group's consolidated financial statements for the year ended December 31, 2011 and had no impact on the Group's disclosures since no new business combination occurred during the year.

       In September 2011, FASB issued ASU 2011-09 “Disclosures about an Employer's Participation in a Multiemployer Plan”, requiring companies participating in multiemployer pension plans to disclose more information about their involvement in those plans. Multiemployer pension plans are typically defined benefit plans to which two or more unrelated employers contribute, usually in accordance with one or more collective bargaining agreements. However, because the assets and obligations of different employers are commingled, employers record an expense only for contributions due to the plan each reporting period, as they would for a defined contribution plan. Companies do not have to record a liability for future benefit payments to employees, even though future contributions represent significant potential obligations for some companies that participate in the plans, including those in the construction, entertainment, trucking and maritime, and retail food industries. This ASU was effective for the Group's consolidated financial statements for the year ended December 31, 2011 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

       In December, 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which requires the disclosure of information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments are effective for annual and interim for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Group has not yet determined the impact of this guidance on the Group's financial position or results of operations.

       In September, 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment”, which amends the guidance in ASC 350-202 on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, the ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The implementation of this guidance is not expected to have a significant impact on the Group's financial position or results of operations.

       In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income”. This amendment requires comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The amendments do not change what items are reported in other comprehensive income or the requirement to report classification of items from other comprehensive income to net income. These amendments are effective prospectively for the Group's consolidated financial statements for the year beginning January 1, 2012, involves disclosures only, and is not expected to have a significant impact on the consolidated statements of income and consolidated balance sheets. In December 2011, FASB issued ASU 2011-12 which deferred certain aspects of ASC 2011-05. These deferred aspects did not include the requirement to report comprehensive income in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The deferral period will begin for the Group on January 1, 2012 and would remain in effect indefinitely.

       In May 2011, FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. These amendments result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the amendments in this ASU do not result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. These amendments are effective prospectively for the Group's consolidated financial statements for the year beginning January 1, 2012. The implementation of this guidance is not expected to have a significant impact on the Group's financial position or results of operations.

       In April 2011, FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. The ASU removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The ASU does not change the other criteria in ASC 860. Accordingly, a transferor in a repo transaction is deemed to have effective control if the following conditions are met: (1) the financial assets to be repurchased or redeemed are the same or substantially the same as those transferred; (2) the agreement is to repurchase or redeem them before maturity, at a fixed or determinable price; and (3) the agreement is entered into contemporaneously with, or in contemplation of, the transfer. The guidance is effective prospectively for transactions, or modification of existing transactions, of the Group that occur on or after January 1, 2012, and is not expected to have an impact on the consolidated statements of income and consolidated balance sheets.

       In April 2011, FASB issued ASU 2011-02, “A Creditor's Determination of whether a Restructuring Is a Troubled Debt Restructuring”, to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The new guidance requires for creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered troubled debt restructurings. In addition, the amendments to Topic 310 clarify that a creditor is precluded from using the effective interest rate test in the debtor's guidance on restructuring of payables when evaluating whether a restructuring constitutes a troubled debt restructuring. These amendments are effective for the Group's consolidated financial statements for the year beginning January 1, 2012 and are not expected to have an impact on the consolidated statements of income and consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26 “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”. The amendments in this ASU specify that certain costs incurred in the successful acquisition of new and renewal contracts should be capitalized. Those costs include incremental direct costs of contract acquisition that result directly from and are essential to the contract transaction(s) and would not have been incurred by the insurance entity had the contract transaction(s) not occurred. Additionally, advertising costs are only to be capitalized as deferred acquisition costs if the capitalization criteria for direct-response advertising in Subtopic 340-20 are met. All other acquisition-related costs—including costs incurred by the insurer for soliciting potential customers, market research, training, administration, unsuccessful acquisition or renewal efforts, and product development—should be charged to expense as incurred. Administrative costs, rent, depreciation, occupancy, equipment, and all other general overhead costs are considered indirect costs and should also be charged to expense as incurred. These amendments are effective for the Group's consolidated financial statements for the year for the year beginning January 1, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets.

Basis of preparation

Basis of preparation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Greek Books and Records Code and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with US GAAP.

Going concern

Going concern— The crisis in the Greek economy resulted in impairment losses recorded in several classes of assets, such as Greek government bonds and other loans in Greece (see Note 11 and Note 13). These have adversely impacted the financial position, the results of operations, cash flows and regulatory ratios of the Bank, and consequently of the Group. Furthermore, the crisis has limited the Bank's access to liquidity from other financial institutions.

In addition, during 2011 the Bank has relied on liquidity facilities provided by the Eurosystem liquidity facilities.

Article 47 of Greek Law 2190/1920 requires that any entity whose total equity is less than 50% of its share capital is obliged to convene shareholders' meeting within six months after its prior year end in order to approve actions for improving this ratio. In addition, article 48 of Greek Law 2190/1920 provides that an entity, whose total equity is less than 10% of its share capital and whose shareholders' meeting fails to take any decision for the restoration of the equity ratio, may be liquidated following a court decision, which may be requested by anyone who has a legitimate interest.

At December 31, 2011, the Group's capital adequacy ratio was below the minimum threshold of 8% (negative 2.6%). The amount required for the restoration of the capital adequacy ratio to 8% is estimated by the Bank of Greece at EUR 6.9 billion.

The going concern of the Bank is dependent on (a) raising sufficient funds to restore the Group's and the Bank's financial positions and maintain adequate levels of capital and (b) the continuing reliance on and the continuation of the Eurosystem liquidity facilities. The Directors have considered the following main factors in concluding that the Group and the Bank can continue to operate for the foreseeable future:

•       The Group's and the Bank's funding and capital plans for the next 12 months from the date of approval of these accounts assume continuing reliance on and the continuation of these measures. These plans have been shared with the Bank of Greece.

•       The recapitalization plan for Greek banks forms an integral part of the financial assistance under the second economic adjustment program in March 2012 jointly supported by the International Monetary Fund (the “IMF”) and the member states of the eurozone (the “Program”).

The Program, which has already been approved by the IMF, the European Central Bank (the “ECB”) and the European Commission (collectively referred to as the “Troika”) along with a specific sequence of disbursements, commits funds for the recapitalization plan, amounting up to EUR 50.0 billion and is now in the implementation phase under the auspices of the Bank of Greece. The main features of this Program are:

(a)       All Greek banks are required to achieve a Core Tier I capital ratio of 9% by September 2012 and 10% by June 2013. In addition, banks' capital needs will be determined on the basis of a requirement to maintain a 7% Core Tier I capital ratio under a three-year adverse stress scenario;

(b)       from January 1, 2012 until the Group achieves the minimum level of capital required, the Bank of Greece will allow the Bank to operate at a Core Tier I ratio lower than 9%;

(c)       the Bank of Greece, with the support of external consultants, is undertaking a comprehensive assessment of the banks' capital needs and viability. This assessment will be based on a stress-test exercise built, inter alia, on the results from an independent loan diagnostic exercise, the PSI impact, and the business and capital plans that banks have already submitted, and will be revised in accordance with the Bank of Greece comments;

(d)       banks that are deemed viable based on their business and capital raising plans, as assessed by the Bank of Greece, will be given the opportunity to raise capital in the market, prior to September 30, 2012. Residual capital needs will be met from public support from the Hellenic Financial Stability Fund (the “HFSF”) through common shares with restricted voting rights or contingent convertible bonds, in a manner that preserves private sector incentives to inject capital; and

(e)       the voting rights of the common shares held by the HFSF will be strictly limited to specific strategic decisions, unless the private participation in the form of common shares is less than a given minimum percentage of the banks' total capital needs (to be defined in a separate law);

The Directors consider that it is appropriate to continue to adopt the going concern basis in preparing the financial statements for the Group and the Bank because:

a)       Although the Bank has received no guarantees, the Directors have a reasonable expectation that the Bank will continue to have access to the Eurosystem liquidity facilities; and

b)       the temporary measures provided by the Bank of Greece and ECB as described above in relation to the minimum capital requirements will give the Bank enough time to raise the necessary capital or to tap into the facility provided by the HFSF.

In fact, in its letter to the Bank on April 20, 2012, the HFSF stated that, on April 19, 2012, the Bank of Greece replied to HFSF with the following:

(a)       The Bank is evaluated as viable;

(b)       The Bank submitted a business plan that includes the time schedule for the implementation of the capital actions described therein, and this plan is evaluated as viable and reliable;

(c)       The amount required for the restoration of the capital adequacy ratio to the minimum 8%, is estimated by the Bank of Greece at EUR 6.9 billion; and

(d)       The HFSF should officially reply to the Bank that it intends to participate in the share capital increase or in the issuance of a convertible bond by the Bank under the provisions of Greek Law 3864/2010 up to the amount that has been determined by the Bank of Greece and is adequate to restore the Group's capital adequacy ratio (i.e. EUR 6.9 billion).

In the same letter to the Bank, HFSF stated that it will participate in the share capital increase or in the issuance of a convertible bond by the Bank up to the amount of EUR 6.9 billion. Furthermore, the HFSF stated that it will cover any amount of unsubscribed share capital and/or the convertible bonds and that this commitment is valid until September 30, 2012.

Subsequent events

Subsequent events—All material events that occurred after the date of the consolidated financial statements and before these were issued, have been either recognized or disclosed in the Notes to the consolidated financial statements.

The Group evaluated events from the date of these consolidated financial statements on December 31, 2011, through the issuance of these consolidated financial statements.

Reclassifications	Reclassifications— Certain reclassifications have been made to prior year amounts to conform to the current year presentation. See Note 43 for disclosure of the respective impact.

MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)	12 Months Ended
Dec. 31, 2011
Mergers Acquisitions Disposals Disclosure Tables [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)

	2009	2010	2011
	As restated1	As restated1
	(EUR in thousands)
Net income / (loss) attributable to NBG shareholders	391,052	(354,772)	(14,539,668)
Transfers (to) / from the non-controlling interest
Increase in NBG's paid-in-capital for purchase of 49,9% of CPT Investments Ltd	-	-	216,861
Increase / (decrease) in NBG's paid-in-capital duo to minor changes in participations in other subsidiaries	(297)	4,078	2,623
Net transfers to / from non-controlling interest	(297)	4,078	219,484
Change from net income attributable to NBG shareholders and transfers (to) / from non-controling interest	390,755	(350,694)	(14,320,184)
1 See Note 43 for more information

CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2011
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2010	2011
	(EUR in thousands)
Current accounts with banks	183,738	444,730
Cash and similar items	992,265	1,058,153
Current account with central bank	254,114	209,730
Other	6,040	5,123
Total	1,436,157	1,717,736

INTEREST BEARING DEPOSITS WITH BANKS (Tables)	12 Months Ended
Dec. 31, 2011
Interest Bearing Deposits In Banks Details [Abstract]
Interest Bearing Deposits In Banks Tables

	2010	2011
	(EUR in thousands)
Placements in EUR	5,894,673	2,886,597
Placements in other currencies	504,094	881,027
Total	6,398,767	3,767,624
Maturity analysis:
Up to 3 months	6,179,752	3,567,531
From 3 months to 1 year	44,742	26,045
Over 1 year	174,273	174,048
Total	6,398,767	3,767,624

TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Trading Securities Balance Sheet Reported Amounts Tables [Abstract]
Trading Account Assets Tables [Text Block]
	As restated1
	2010	2011
	(EUR in thousands)
Greek government bonds	797,377	259,233
Debt securities issued by other governments and public sector entities	177,333	219,807
Debt securities issued by Greek financial institutions	300,041	44,395
Debt securities issued by foreign financial institutions	398,845	110,026
Corporate debt securities issued by Greek companies	16,956	10,876
Corporate debt securities issued by foreign companies	110,448	5,547
Equity securities issued by Greek companies	6,082	7,767
Equity securities issued by foreign companies	10,272	8,750
Greek treasury bills	934,552	2,268,222
Foreign treasury bills	13,562	24,057
Mutual fund units	19,854	5,408
Total	2,785,322	2,964,088
1 See Note 43 for more information

Trading Account Assets Transfers From Trading Tables [Text Block]

	As restated1
	Transferred to AFS	Transferred to HTM	Total
	(EUR in thousands)
Greek Government bonds	24,875	263,791	288,666
Debt securities issued by other government and public sector entities	29,376	-	29,376
Debt securities issued by Greek financial institutions	4,810	-	4,810
Corporate debt securities issued by Greek companies	141,320	-	141,320
Total	200,381	263,791	464,172
1 See Note 43 for more information

DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)
	As restated2
	2010		2011
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	3,454,366	181,275	6,736,338	792,046
Financial futures	3,335,302	3,252	346,708	8,142
Foreign exchange swaps	3,706,230	142,146	3,003,201	55,768
Forward rate agreements	70,070	1,334	69,865	608
Interest rate swaps	31,524,946	1,209,336	22,598,883	2,594,929
Options	3,431,994	87,433	4,794,160	114,378
Outright foreign exchange forwards	352,532	7,932	889,417	39,744
Credit Derivatives	-	-	7,803	65
Commodity swaps and other	22,041	1,562	1,293	285
Total	45,897,481	1,634,270	38,447,668	3,605,965
2 See Note 43 for more information
Derivative Liabilities(1)
	As restated2
	2010		2011
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	3,624,583	372,528	4,328,113	542,310
Financial futures	814,882	10,014	1,433,408	8,369
Foreign exchange swaps	2,257,001	86,943	1,643,232	27,359
Forward rate agreements	23,968	6,020	80,441	2,463
Interest rate swaps	22,884,544	1,202,172	26,376,089	3,580,272
Options	2,687,135	90,202	3,033,158	108,859
Outright foreign exchange forwards	402,030	12,668	1,422,942	47,114
Credit Derivatives	-	-	46,820	3,503
Commodity swaps and other	22,571	1,923	1,444	239
Total	32,716,714	1,782,470	38,365,647	4,320,488

(1) Includes both long and short derivative positions.
(2) See Note 43 for more information

Gains and losses on derivative instruments are presented within Net trading income / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2009, 2010 and 2011 and are analyzed as follows:
	2009	2010	2011
	As restated1	As restated1
	Net	Net	Net
	gains/(losses)	gains/(losses)	gains/(losses)
	(EUR in thousands)	(EUR in thousands)	(EUR in thousands)
Interest rate swaps and cross currency interest rate swaps	(410,451)	(590,551)	(1,588,841)
Financial futures	(6,590)	(227,366)	(92,185)
Foreign exchange swaps	51,582	13,433	(9,723)
Forward rate agreements	3,948	(8,928)	3,829
Options	(916)	(123,067)	415,621
Outright foreign exchange forwards	14,696	(8,235)	96,158
Commodity swaps and other	0	5,453	(236)
Total	(347,731)	(939,261)	(1,175,377)
1 See Note 43 for more information

INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities Details [Abstract]
Investment Securities Available For Sale Tables [Text Block]

	2010
	As restated1
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	9,581,861	-	(2,925,797)	6,656,064
Debt securities issued by other governments and public sector entities	3,671,148	92,991	(3,433)	3,760,706
Corporate debt securities issued by companies incorporated in Greece	1,093,095	3	(254,310)	838,788
Corporate debt securities issued by companies incorporated outside Greece	1,414,465	66,649	(58,822)	1,422,292
Equity securities issued by companies incorporated in Greece	145,444	1,535	(483)	146,496
Equity securities issued by companies incorporated outside Greece	145,022	4,394	(2,918)	146,498
Foreign treasury bills	220,121	2	(1,803)	218,320
Mutual Fund units	510,566	6,296	(17,516)	499,346
Total available-for-sale securities	16,781,722	171,870	(3,265,082)	13,688,510
1 See Note 43 for more information
	2011
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,730,682	-	(33,304)	3,697,378
Debt securities issued by other governments and public sector entities	3,154,367	7,840	(108,456)	3,053,751
Corporate debt securities issued by companies incorporated in Greece	701,889	685	(242,048)	460,526
Corporate debt securities issued by companies incorporated outside Greece	715,904	32,653	(93,675)	654,882
Equity securities issued by companies incorporated in Greece	56,968	817	(165)	57,620
Equity securities issued by companies incorporated outside Greece	42,107	6,121	(3,273)	44,955
Foreign treasury bills	181,130	53	(733)	180,450
Mutual Fund units	452,200	2,254	(32,292)	422,162
Total available-for-sale securities	9,035,247	50,423	(513,946)	8,571,724

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2010
	As restated1
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	2,359,733	(688,778)	3,944,167	(2,237,019)	6,303,900	(2,925,797)
Debt securities issued by other governments and public sector entities	149,404	(2,966)	46,623	(467)	196,027	(3,433)
Corporate debt securities issued by companies incorporated in Greece	203,619	(12,047)	632,081	(242,263)	835,700	(254,310)
Corporate debt securities issued by companies incorporated outside Greece	112,656	(4,294)	417,257	(54,528)	529,913	(58,822)
Equity securities issued by companies incorporated in Greece	1,334	(453)	127	(30)	1,461	(483)
Equity securities issued by companies incorporated outside Greece	14,829	(2,040)	2,024	(878)	16,853	(2,918)
Foreign treasury bills	54,026	(1,803)	-	-	54,026	(1,803)
Mutual Fund units	248,259	(4,209)	131,327	(13,307)	379,586	(17,516)
Total available-for-sale securities	3,143,860	(716,590)	5,173,606	(2,548,492)	8,317,466	(3,265,082)
1 See Note 43 for more information

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2011. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities in unrealized loss position
Greek government bonds	1,327,674	(33,304)	-	-	1,327,674	(33,304)
Debt securities issued by other governments and public sector entities	2,403,878	(91,797)	60,037	(16,659)	2,463,915	(108,456)
Corporate debt securities issued by companies incorporated in Greece	17,900	(9,467)	335,976	(232,581)	353,876	(242,048)
Corporate debt securities issued by companies incorporated outside Greece	137,609	(16,698)	216,391	(76,977)	354,000	(93,675)
Equity securities issued by companies incorporated in Greece	506	(165)	-	-	506	(165)
Equity securities issued by companies incorporated outside Greece	3,274	(3,063)	1,121	(210)	4,395	(3,273)
Foreign treasury bills	29,322	(733)	-	-	29,322	(733)
Mutual Fund units	231,391	(23,362)	74,011	(8,930)	305,402	(32,292)
Total available-for-sale securities	4,151,554	(178,589)	687,536	(335,357)	4,839,090	(513,946)

The scheduled maturities of available-for-sale securities at December 31, 2010 and 2011 were as follows:
	2010		2011
	As restated1
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	1,110,912	1,096,958	541,384	520,431
Due from one to five years	6,121,884	5,633,279	4,524,571	4,293,808
Due from five to ten years	4,672,859	3,627,756	2,085,817	1,947,161
Due after ten years	4,075,035	2,538,177	1,332,200	1,285,587
Total debt securities	15,980,690	12,896,170	8,483,972	8,046,987
Other non debt securities	801,032	792,340	551,275	524,737
Total	16,781,722	13,688,510	9,035,247	8,571,724
1 See Note 43 for more information

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their approximate fair values at December 31, comprised:
	2010
	As restated
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	3,473,774	-	(983,862)	2,489,912
Debt securities issued by other governments and public sector entities	105,671	8,263	(2,161)	111,773
Corporate debt securities issued by companies incorporated outside Greece	5,000	-	-	5,000
Foreign Treasury bills	13,840	-	-	13,840
Total held-to-maturity securities	3,598,285	8,263	(986,023)	2,620,525

	2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	845,015	-	(40,589)	804,426
Debt securities issued by other governments and public sector entities	107,206	8,258	(6,570)	108,894
Foreign Treasury bills	49,981	-	-	49,981
Total held-to-maturity securities	1,002,202	8,258	(47,159)	963,301

	2010
	As restated
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	1,291,452	(278,360)	1,198,461	(705,502)	2,489,913	(983,862)
Debt securities issued by other governments and public sector entities	-	-	19,194	(2,161)	19,194	(2,161)
Total held to maturity investments	1,291,452	(278,360)	1,217,655	(707,663)	2,509,107	(986,023)

	2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	-	-	15,432	(40,589)	15,432	(40,589)
Debt securities issued by other governments and public sector entities	5,326	(2,973)	17,239	(3,597)	22,565	(6,570)
Total	5,326	(2,973)	32,671	(44,186)	37,997	(47,159)

The scheduled maturities of held-to-maturity securities at December 31, 2010 and 2011 were as follows:
	2010		2011
	As restated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	186,284	182,659	148,409	148,481
Due from one to five years	1,319,602	1,084,346	376,198	332,636
Due from five to ten years	1,946,552	1,228,937	389,799	386,202
Due after ten years	145,847	124,583	87,796	95,982
Total	3,598,285	2,620,525	1,002,202	963,301

Investment Securities Net Gains Losses Tables [Text Block]

The following table presents the net gains / (losses) on available-for-sale and held-to-maturity securities for 2009, 2010 and 2011.
	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Gross realized gains on sales of available for sale securities
Greek government bonds	222,052	3,138	83,573
Debt securities issued by other governments and public sector entities	125,462	177,592	21,607
Corporate debt securities	19,041	4,666	13,108
Equity securities	12,924	4,388	1,716
Mutual Fund units	18,670	8,226	11,832
Total gross realized gains on sales of available for sale securities	398,149	198,010	131,836
Gross realized losses on sales of available for sale securities
Greek government bonds	(16,153)	(68,507)	(142,205)
Debt securities issued by other governments and public sector entities	(3,439)	(12,387)	(7,410)
Corporate debt securities	(20,512)	(2,143)	(316)
Equity securities	(7,738)	-	(1,284)
Mutual Fund units	(378)	(14)	(87)
Total gross realized losses on sales of available for sale securities	(48,220)	(83,051)	(151,302)
Net realized gains / (losses) on sales of available for sale securities	349,929	114,959	(19,466)

Other-Than-Temporary-Impairment
OTTI of Greek government bonds due to Private Sector Involvement	-	-	(8,770,914)
Corporate debt securities	(151,474)	-	(142,973)
Equity securities	(187,142)	(85,198)	(223,366)
Mutual Fund units	(19,712)	(4,299)	(36,460)
Total Other-Than-Temporary-Impairment	(358,328)	(89,497)	(9,173,713)
Net gains / (losses) on available for sale and held to maturity securities	(8,399)	25,462	(9,193,179)

Investment Securities Scheduled Impact Of Psi For Eligible Greek Government Bonds Tables [Text Block]

Impact of PSI for eligible Greek government bonds, December 31, 2011
	Nominal amount	Carrying amount before impairment	Fair value	Impact on earnings due to OTTI	Impact on equity due to OTTI	Amount reclassified from AOCI
	(EUR in thousands)
Available for sale(1)	8,929,319	2,369,692	2,369,692	(6,304,467)	-	(6,304,467)
Held to Maturity	3,050,551	3,136,285	788,965	(2,466,447)	(2,347,320)	(119,127)
Total	11,979,870	5,505,977	3,158,657	(8,770,914)	(2,347,320)	(6,423,594)

(1) The impact on earnings due to OTTI for available for sale securities includes a gain of EUR 135.7 million relating to foreign currency translation differences on eligible Greek government bonds denominated in foreign currencies.

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2009	2010	2011
	(EUR in thousands)
Equity method investments	25,327	50,094	59,139
Revenue	258,841	127,630	77,406
Gross profit	(19,054)	40,056	29,804
Net earnings	(128,247)	12,510	6,774
Group’s equity in net earnings	(18,550)	9,245	8,661
Dividends received by the Group	389	1,541	2,785
Balance Sheet data as at December 31
Current assets	177,876	79,766	91,871
Non-current assets	696,071	486,486	511,932
Current liabilities	235,615	28,696	30,077
Non-current liabilities	642,407	461,376	488,387
Net assets	(4,075)	76,180	85,339
Group’s equity in net assets	23,136	47,695	38,974

LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2011
Loans And Leases Receivable Gross Carrying Amount Tables [Abstract]
Loans And Allowance For Loan Losses (Tables)

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2010 and 2011 comprised:
	2010			2011
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)
Consumer:
Residential mortgages	19,544,275	4,725,702	24,269,977	18,762,689	4,148,062	22,910,751
Credit card	1,773,156	3,503,593	5,276,749	1,527,119	3,763,261	5,290,380
Auto financing	405,734	205,996	611,730	308,598	144,085	452,683
Other consumer	4,852,444	3,084,471	7,936,915	4,763,063	2,990,411	7,753,474
Total consumer	26,575,609	11,519,762	38,095,371	25,361,469	11,045,819	36,407,288
Commercial:
Industry and mining	3,675,468	2,974,037	6,649,505	4,084,213	3,020,134	7,104,347
Small scale industry	2,090,239	1,449,556	3,539,795	1,962,344	1,295,509	3,257,853
Trade	7,788,532	3,784,789	11,573,321	7,374,620	3,600,619	10,975,239
Construction	1,226,936	1,597,771	2,824,707	1,131,868	1,629,284	2,761,152
Tourism	484,394	396,622	881,016	479,955	279,303	759,258
Shipping and transportation	2,152,631	780,670	2,933,301	2,216,777	799,940	3,016,717
Commercial mortgages	880,697	700,715	1,581,412	774,709	647,331	1,422,040
Public sector	8,860,862	392,521	9,253,383	8,711,152	280,712	8,991,864
Other	247,319	1,707,828	1,955,147	88,376	1,479,101	1,567,477
Total commercial	27,407,078	13,784,509	41,191,587	26,824,014	13,031,933	39,855,947
Total loans	53,982,687	25,304,271	79,286,958	52,185,483	24,077,752	76,263,235
Unearned income	(58,824)	(189,694)	(248,518)	(92,749)	(167,629)	(260,378)
Loans, net of unearned income	53,923,863	25,114,577	79,038,440	52,092,734	23,910,123	76,002,857
Less: Allowance for loan losses	(2,122,803)	(1,052,602)	(3,175,405)	(5,433,828)	(1,116,807)	(6,550,635)
Total Net Loans	51,801,060	24,061,975	75,863,035	46,658,906	22,793,316	69,452,222

	December 31, 2010			December 31, 2011
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in thousands)			(EUR in thousands)
Greek
Satisfactory	1,317,834	20,428,464	21,746,298	906,577	11,283,505	12,190,082
Watchlist	1,889,368	2,021,343	3,910,711	1,528,817	9,486,380	11,015,197
Substandard	1,015,079	734,990	1,750,069	1,434,829	2,183,906	3,618,735
	4,222,281	23,184,797	27,407,078	3,870,223	22,953,791	26,824,014
Foreign
Satisfactory	1,121,790	10,529,810	11,651,600	1,156,800	9,800,548	10,957,348
Watchlist	192,343	819,501	1,011,844	687,173	769,048	1,456,221
Substandard	407,278	713,787	1,121,065	414,089	204,275	618,364
	1,721,411	12,063,098	13,784,509	2,258,062	10,773,871	13,031,933

Total	5,943,692	35,247,895	41,191,587	6,128,285	33,727,662	39,855,947

	At and for the year ended December 31, 2010
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Other commercial loans	39,691	-	40,342	-	-

With related allowance:
Residential mortgages	1,733,171	(201,261)	1,251,762	3,623	3,857
Credit cards	490,513	(318,815)	423,935	9,594	46
Other consumer loans	1,413,059	(564,400)	983,960	9,914	9,117
Small business loans	1,060,754	(362,827)	745,503	4,960	67
Other Commercial loans	893,384	(572,631)	758,007	10,982	10,982
Total Greek impaired loans	5,630,572	(2,019,934)	4,203,509	39,073	24,069

Foreign
With no related allowance:
Residential mortgages	58	-	58	-	-
Other consumer loans	172	-	87	-	-
Small business loans	175,366	-	146,531	17,616	-
Other Commercial loans	195,032	-	188,933	16,562	-

With related allowance:
Residential mortgages	122,052	(39,052)	106,753	8	586
Credit cards	318,868	(211,212)	288,394	-	15,344
Other consumer loans	305,615	(189,702)	279,818	4,536	15,853
Small business loans	373,159	(101,364)	216,889	6,367	39
Other Commercial loans	1,265,081	(367,743)	1,164,736	32,353	30,851
Total Foreign impaired loans	2,755,403	(909,073)	2,392,199	77,442	62,673

	At and for the year ended December 31, 2011
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Residential mortgages	20,749	-	20,469	-	-
Consumer loans	35,760	-	34,810	1,899	-
Small business loans	2,770	-	-	-	-
Other commercial loans	300,323	-	107,137	2,344	-

With related allowance:
Residential mortgages	2,798,057	(464,239)	2,264,525	-	20,433
Credit cards	540,059	(398,737)	511,309	5,251	40
Other consumer loans	1,994,087	(983,433)	1,709,580	3,447	17,347
Small business loans	1,493,055	(555,348)	1,250,425	2,247	68
Other Commercial loans	9,366,605	(2,886,287)	3,046,392	30,264	5,529
Total Greek impaired loans	16,551,465	(5,288,044)	8,944,647	45,452	43,417

Foreign
With no related allowance:
Residential mortgages	299	-	-	-	-
Other consumer loans	208	-	14	-	-
Small business loans	3,866	-	479	-	-
Other Commercial loans	92,174	-	54,508	-	113

With related allowance:
Residential mortgages	234,935	(50,065)	199,139	7,378	810
Credit cards	354,851	(243,331)	322,110	5	18,329
Other consumer loans	502,651	(283,580)	444,415	12,408	17,824
Small business loans	609,818	(170,255)	551,683	20,032	337
Other Commercial loans	1,591,724	(330,580)	1,318,137	65,680	26,756
Total Foreign impaired loans	3,390,526	(1,077,811)	2,890,485	105,503	64,169

The increase in Greek impaired loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI.

			2009	2010	2011
			(EUR in thousands)
Average recorded investment in impaired loans			3,035,646	6,595,708	11,835,132
Interest income recognized on a cash basis			30,377	86,742	107,586

Loans And Allowance For Loan Losses Delinquent And Non Accrual Loans By Loan Class Tables [Text Block]

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2010 and 2011:
	December 31, 2010
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	932,421	1,804,213	2,736,634	16,807,641	-	19,544,275	582,407	1,221,806
Credit card	106,041	490,398	596,439	1,176,717	-	1,773,156	46,866	443,532
Other consumer	286,487	1,145,713	1,432,200	3,825,978	-	5,258,178	36,534	1,109,179
Small business loans	197,777	745,299	943,076	3,279,205	-	4,222,281	23,482	721,817
Other commercial loans	281,222	893,968	1,175,190	22,009,607	-	23,184,797	41,997	851,971
Total Greek loans	1,803,948	5,079,591	6,883,539	47,099,148	-	53,982,687	731,286	4,348,305

Foreign
Residential mortgages	204,578	158,984	363,562	3,811,916	550,224	4,725,702	97	158,887
Credit card	77,014	327,366	404,380	3,099,213	-	3,503,593	-	327,366
Other consumer	140,375	351,502	491,877	2,798,590	-	3,290,467	780	350,722
Small business loans	150,102	403,044	553,146	1,168,265	-	1,721,411	67,684	335,360
Other commercial loans	494,221	1,104,962	1,599,183	10,455,032	8,883	12,063,098	200,315	904,646
Total Foreign loans	1,066,290	2,345,858	3,412,148	21,333,016	559,107	25,304,271	268,876	2,076,981
Total loans	2,870,238	7,425,449	10,295,687	68,432,164	559,107	79,286,958	1,000,162	6,425,286

	December 31, 2011
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	1,180,533	2,629,140	3,809,673	14,953,016	-	18,762,689	591,445	2,798,058
Credit card	64,609	540,059	604,668	922,451	-	1,527,119	22,561	517,498
Other consumer	326,768	1,669,764	1,996,532	3,075,129	-	5,071,661	71,133	1,994,051
Small business loans	213,343	1,094,178	1,307,521	2,562,702	-	3,870,223	15,488	1,477,372
Other commercial loans	285,165	1,753,830	2,038,995	20,914,796	-	22,953,791	69,278	1,936,790
Total Greek loans	2,070,418	7,686,971	9,757,389	42,428,094	-	52,185,483	769,905	8,723,769

Foreign
Residential mortgages	203,456	177,586	381,042	3,492,116	274,904	4,148,062	174	248,797
Credit card	116,981	341,014	457,995	3,305,266	-	3,763,261	-	360,289
Other consumer	169,789	398,985	568,774	2,565,722	-	3,134,496	253	505,627
Small business loans	98,124	511,061	609,185	1,648,877	-	2,258,062	677	582,707
Other commercial loans	339,631	984,436	1,324,067	9,447,461	2,343	10,773,871	155,977	1,045,752
Total Foreign loans	927,981	2,413,082	3,341,063	20,459,442	277,247	24,077,752	157,081	2,743,172
Total loans	2,998,399	10,100,053	13,098,452	62,887,536	277,247	76,263,235	926,986	11,466,941

(1) loans less than 30 days past due are included in current loans

Loans And Allowance For Loan Losses Allowance For Loan Losses Tables [Text Block]

	2010	2011
	(EUR in thousands)
Opening balance as of January 1,	4,965,712	8,385,975
Impaired loans in the period	4,102,230	12,712,334
Loans transferred to non-impaired status	(174,282)	(238,211)
Impaired loans paid-off	(394,035)	(450,205)
Sale of impaired loans	0	(107,244)
Impaired loans written-off	(140,371)	(169,512)
Foreign Exchange differences	26,721	(191,146)
Closing balance as of December 31,	8,385,975	19,941,991

The increase in new impaired loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI

Allowance for loan losses

An analysis of the change in the allowance for loan losses for the years ended December 31, follows:
	2009	2010			2011
	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in thousands)
Balance at beginning of year	1,232,626	1,004,147	1,061,031	2,065,178	1,677,340	1,498,065	3,175,405
Provision for loan losses	998,448	711,805	493,190	1,204,995	999,000	1,384,529	2,383,529
Provision for loans eligible to PSI[1]	0	0	0	0	0	1,319,740	1,319,740
Write-offs	(196,312)	(53,743)	(86,628)	(140,371)	(85,451)	(84,061)	(169,512)
Recoveries	29,663	11,078	12,171	23,249	23,635	7,565	31,200
Net Write-offs	(166,649)	(42,665)	(74,457)	(117,122)	(61,816)	(76,496)	(138,312)
Sale of impaired loans	0	0	0	0	0	(107,244)	(107,244)
Translation differences	753	4,053	18,301	22,354	(53,496)	(28,987)	(82,483)
Allowance at end of year	2,065,178	1,677,340	1,498,065	3,175,405	2,561,028	3,989,607	6,550,635

1	Provision due to PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI.

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment And Methodology Tables [Text Block]

The following table set forth the allowances for loan losses by portfolio segment and by methodology and the respective recorded investment as at December 31, 2010 and December 31, 2011

December 31, 2010	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
	(EUR in thousands)

Specific allowance			908,611	564,598	908,611	564,598
Coefficient allowance			22,445,983	106,415	22,445,983	106,415
Homogeneous allowance	26,575,609	1,157,423	4,052,484	294,367	30,628,093	1,451,790
Foreign	10,969,538	519,917	13,775,626	532,685	24,745,164	1,052,602
Total loans	37,545,147	1,677,340	41,182,704	1,498,065	78,727,851	3,175,405

December 31, 2011	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
	(EUR in thousands)

Specific allowance	0	0	9,033,028	2,811,450	9,033,028	2,811,450
Coefficient allowance	0	0	14,155,120	198,160	14,155,120	198,160
Homogeneous allowance	25,361,469	1,954,616	3,635,866	469,602	28,997,335	2,424,218
Foreign	10,770,915	606,107	13,029,590	510,700	23,800,505	1,116,807
Total loans	36,132,384	2,560,723	39,853,604	3,989,912	75,985,988	6,550,635

Loans And Allowance For Loan Losses Exposure To Greek State Tables [Text Block]
Total exposure to the Greek State and its related allowance at December 31, 2011, are the following:
	Total loans	Allowance for loan losses
	(EUR in thousands)
Loan to Greek state	5,160,819	-400,609
Loans eligible to PSI	1,779,022	-1,319,739
Loans to public sector entities	905,007	-134,883
Corporate and Small Business loans	766,551	-98,425
Mortgage loans	1,410,907	-
Total loans	10,022,306	-1,953,656
Securities purchased under agreements to resell	342,050	-
Other assets	400,604	-39,400
Total Exposure to Greek state	10,764,960	-1,993,056

Loans And Allowance For Loan Losses Securitized Loans And Covered Bonds Tables [Text Block]

Securitized loans	2010	2011
	(EUR in thousands)
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,161,510	1,035,809
Credit cards (Revolver 2008-1 Plc-December 2008)	1,244,399	1,065,395
Receivables from Public sector (Titlos Plc-February 2009)	5,276,774	4,760,210
Mortgages (Spiti Plc-September 2011)	0	1,677,571
Auto loans (Autokinito Plc-September 2011)	0	430,644
Consumer loans (Agorazo Plc-September 2011)	0	1,494,713
Total	7,682,683	10,464,342

Covered bonds	2010	2011
	(EUR in thousands)
Mortgages	15,561,399	16,550,590
of which eligible collateral	14,038,207	14,211,435

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2011:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class A	Consumer loans and credit card accounts	December 12, 2008	September 2020	1,000.0(1),(2)	Paid monthly at a fixed rate of 2.6% per annum
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class B	Consumer loans and credit card accounts	December 12, 2008	September 2020	268.9(2)	Paid monthly at a fixed rate of 2.9% per annum
Titlos Plc	Floating Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100.0(3)	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Spiti Plc	Asset Backed Floating Rate Notes- Class A	Residential mortgages	September 20, 2011	September 2058	1,500.0(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Spiti Plc	Asset Backed Floating Rate Notes- Class B	Residential mortgages	September 20, 2011	September 2058	249.5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 700 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class A	Auto loans	September 23, 2011	September 2023	400.0(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class B	Auto loans	September 23, 2011	September 2023	96.5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class A	Consumer loans	September 23, 2011	September 2033	1,250.0(2)	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class B	Consumer loans	September 23, 2011	September 2033	412.8(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
(1)	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2010 and 2011, the balances of the subordinated loans were EUR 307.3 million and EUR 199.8 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.
On February 28, 2011, a) EUR 500.0 million class A notes were cancelled and b) the interest was changed from one month-Euribor plus 30 bps to fixed 2.6% on the class A notes and from one-month Euribor plus 60 bps to fixed 2.9% on the class B notes. The class A notes have been rated B- by Fitch and CCC by Standard and Poor's.
(2)	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
(3)	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors.

Additionally, the following transaction was unwound with the loans being sold back to the transferor in exchange for the notes:
Issuer	Description	Type of collateral	Issue date	Maturity date	Cancelled date	Nominal amount in million EUR	Interest rate
Eterika Plc	Asset Backed Floating Rate Notes- Class A	Commercial loans	July 31, 2008	June 2035	May 2010	975.0	Paid quarterly at a rate of three-month Euribor plus 30 bps
Eterika Plc	Asset Backed Floating Rate Notes- Class B	Commercial loans	July 31, 2008	June 2035	May 2010	365.0	Paid quarterly at a rate of three-month Euribor plus 250 bps

Covered bonds
Under the covered bond Programs I and II, the Bank has the following covered bond series in issue as at December 31, 2011:
Program	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Program I(1)	Third Series(3)	Residential mortgage loans	October 7, 2009	October 2016	1,500.0	Paid annually at a fixed coupon rate of 3.875%
Program II(2)	First Series(4)	Residential mortgage loans	June 24, 2010	June 2015 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps
Program II(2)	Second Series(4)	Residential mortgage loans	June 24, 2010	June 2017 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps
Program II(2)	Third Series(4)	Residential mortgage loans	June 24, 2010	June 2019 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Fourth Series	Residential mortgage loans	November 25, 2010	November 2018 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps
Program II(2)	Fifth Series(5)	Residential mortgage loans	May 6, 2011	September 2013 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Sixth Series	Residential mortgage loans	May 6, 2011	September 2014 (with an additional ten-year extension option)	1,300.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps
(1)	EUR 10.0 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated B1 by Moody's and BB- by Fitch.
(2)	EUR 15.0 billion covered bonds program ("Program II") established on June 21, 2010. The issues under this Program are currently rated B1 by Moody's and BBB- by Fitch.
(3)	This issue is presented within ''Long-term debt''(see Note 24) since all bonds were sold to domestic and foreign investors.
(4)	Initially, on June 24, 2010 the Bank issued the three Series of EUR 1.0 billion each and on July 29, 2010, the Bank issued the second tranches of EUR 500.0 million each. On September 24, 2010 the two tranches of each Series were funged.
(5)	Initially, on May 6, 2011 the Bank issued the fifth Series of EUR 500.0 million and on June 20, 2011, the Bank issued the second tranche of EUR 1.0 billion and funged.

Furthermore, the Bank, in 2010 and 2011, has cancelled the following issues under the covered bond Program I of EUR 10.0 billion:
Series number	Issue date	Cancellation date	Original nominal amount in EUR		Cancelled amount in million EUR
Fourth Series	March 18, 2010	November 30, 2010	1.5	billion	1,000.0
First Series	November 28, 2008	May 6, 2011	1.0	billion	650.0
Second Series	November 28, 2008	May 6, 2011	1.0	billion	800.0
Fifth Series	May 11, 2010	May 6, 2011	1.0	billion	350.0
Second Series	November 28, 2008	June 2, 2011	1.0	billion	150.0
First Series	November 28, 2008	June 20, 2011	1.0	billion	300.0
Fifth Series	May 11, 2010	June 20, 2011	1.0	billion	650.0
First Series	November 28, 2008	August 3, 2011	1.0	billion	50.0(1)
Second Series	November 28, 2008	August 3, 2011	1.0	billion	50.0(1)
(1)	Repurchase and cancellation of EUR 50.0 million covered bonds, as these issues were sold on September 1, 2009 to institutional investors and presented within “Long-term debt” (see Note 24).

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment Tables [Text Block]

Allowance for loan losses by portfolio segment
The following table provides the allowance for credit losses by portfolio segment and the respective recorded investment at December 31, 2010.

	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,157,423	965,380	2,122,803
of which:
for impaired loans	1,084,476	935,458	2,019,934
for non-impaired loans	72,947	29,922	102,869

Impaired loans	3,636,743	1,993,829	5,630,572
Non-impaired loans	22,938,866	25,413,249	48,352,115

Foreign
Allowance for loan losses at year end	519,917	532,685	1,052,602
of which:
for impaired loans	439,966	469,107	909,073
for non-impaired loans	79,951	63,578	143,529

Impaired loans	746,765	2,008,638	2,755,403
Non-impaired loans	10,222,773	11,766,988	21,989,761

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2011.
	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,954,921	3,478,907	5,433,828
of which:
for impaired loans	1,846,409	3,441,635	5,288,044
for non-impaired loans	108,512	37,272	145,784

Impaired loans	5,388,712	11,162,753	16,551,465
Non-impaired loans	19,972,757	15,661,261	35,634,018

Foreign
Allowance for loan losses at year end	606,107	510,700	1,116,807
of which:
for impaired loans	576,975	500,836	1,077,811
for non-impaired loans	29,132	9,864	38,996

Impaired loans	1,092,944	2,297,582	3,390,526
Non-impaired loans	9,677,971	10,732,008	20,409,979

GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2010
	Opening	Additions and foreign exchange differences	Impairment/	Closing
	2010		write-offs	2010
	(EUR in thousands)
Global Markets and Asset Management	7,956	-		7,956
International	476,221	(6,274)	(6,320)	463,627
Turkish Operations	2,600,143	107,303	-	2,707,446
Insurance	239,297	-	-	239,297
Other	82,630	(1,878)	-	80,752
Total	3,406,247	99,151	(6,320)	3,499,078

	2011
	Opening	Additions and foreign exchange differences	Impairment/	Closing
	2011		write-offs	2011
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	(7,956)	-
International	463,627	24,216	(125,148)	362,695
Turkish Operations	2,707,446	(414,015)	-	2,293,431
Insurance	239,297	-	(236,727)	2,570
Other	80,752	-	(48,584)	32,168
Total	3,499,078	(389,799)	(418,415)	2,690,864

	2010			2011
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in thousands)
Gross carrying amount	504,164	393,186	897,350	543,019	367,523	910,542
Accumulated amortization	(298,092)	(139,367)	(437,459)	(343,368)	(168,182)	(511,550)
Net book value	206,072	253,819	459,891	199,651	199,341	398,992

PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Tables [Abstract]
Property Plant And Equipment Tables

	2010	2011
	(EUR in thousands)
Land	214,575	216,445
Buildings	892,541	970,246
Leasehold improvements	244,506	240,874
Furniture, fittings, machinery and vehicles	1,040,914	1,079,042
Total, at cost	2,392,536	2,506,607
Less: accumulated depreciation	(1,170,547)	(1,233,152)
Net book value	1,221,989	1,273,455
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 110,296 thousand, EUR 120,386 thousand and EUR 119,226 thousand for the years ended December 31, 2009, 2010 and 2011, respectively.

Operating Leases
(EUR in thousands)
2012	87,842
2013	77,699
2014	68,339
2015	59,097
2016	55,015
Thereafter	140,856
Total minimum lease payments	488,848

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
Other assets at December 31, comprised:
	2010	2011
	As restated
	(EUR in thousands)
Insurance related assets	808,429	620,383
Deferred tax assets	1,087,276	259,092
Prepaid income taxes	191,821	282,275
Assets acquired through foreclosure proceedings	175,541	184,790
Brokerage auxiliary funds	10,378	10,156
Private equity: Investees Assets	87,289	127,150
Prepaid expenses	165,246	139,105
Advances to employees	27,037	17,826
Unlisted equity securities	94,222	101,070
Hellenic Deposit and Investment Guarantee Fund	227,078	288,090
Receivables from Greek State	204,282	361,204
Checks and credit card transactions under settlement	221,922	176,312
Securities transactions under settlement	16,082	9,177
Trade and other receivables	112,164	113,256
Other	363,853	544,924
Total	3,792,620	3,234,810

HELLENIC REPUBLIC BANK SUPPORT PLAN (Tables)	12 Months Ended
Dec. 31, 2011
Hellenic Republic Bank Support Plan Tables [Abstract]
Hellenic Republic Bank Support Plan Tables [Text Block]

Pillar II - Government guaranteed short-term borrowings facility
Under the government-guaranteed borrowings facility, we participated in the second pillar of Greek Law 3723/2008 as follows:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Floating Rate Notes	April 26, 2010	April 2013	2,500.0	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	May 4, 2010	May 2013	1,345.0(1)	Three-month Euribor plus 500 bps	Quarterly
Floating Rate Notes	May 4, 2010	May 2013	655.0	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	June 28, 2010	June 2013	4,265.6	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	December 23, 2010	December 2013	4,107.7	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	June 7, 2011	June 2014	1,925.0	Three-month Euribor plus 1,200 bps	Quarterly(2)
Total			14,798.3
(1)	On December 20, 2011 and December 23, 2011, the Bank repurchased Notes of amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million, respectively) that were held by third parties and included in the Group’s Long-term debt (see Note 24 to the U.S. GAAP Financial Statements).
(2)	On June 3, 2011, the annual interest rate increased to three-month Euribor plus a margin of 1,200 bps.

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2011
Deposits Liabilities Balance Sheet Reported Amounts Tables [Abstract]
Deposit Liabilities Disclosures Tables [Text Block]

	2010			2011
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)			(EUR in thousands)
Interest bearing:
Public sector	3,221,218	131,267	3,352,485	1,740,647	56,266	1,796,913
Private sector:
Corporations	3,268,323	6,687,729	9,956,052	2,773,259	4,802,960	7,576,219
Individuals	42,006,925	10,113,819	52,120,744	34,977,371	12,159,912	47,137,283
Interbank	24,261,740	1,607,811	25,869,551	31,576,223	906,713	32,482,936
Total interest bearing deposits	72,758,206	18,540,626	91,298,832	71,067,500	17,925,851	88,993,351
Non-interest bearing:
Public sector	132,164	47,256	179,420	353,244	18,353	371,597
Private sector:
Corporations	666,511	721,179	1,387,690	561,296	763,524	1,324,820
Individuals	261,623	510,278	771,901	158,755	547,265	706,020
Interbank	55,005	202,633	257,638	118,616	60,898	179,514
Total non-interest bearing deposits	1,115,303	1,481,346	2,596,649	1,191,911	1,390,040	2,581,951
Total:
Public sector	3,353,382	178,523	3,531,905	2,093,891	74,619	2,168,510
Private sector:
Corporations	3,934,834	7,408,908	11,343,742	3,334,555	5,566,484	8,901,039
Individuals	42,268,548	10,624,097	52,892,645	35,136,126	12,707,177	47,843,303
Interbank	24,316,745	1,810,444	26,127,189	31,694,839	967,611	32,662,450
Total deposits	73,873,509	20,021,972	93,895,481	72,259,411	19,315,891	91,575,302

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2011
Securities Sold Under Agreements To Repurchase Tables [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	2010	2011
	(EUR in thousands)
Securities sold under agreements to repurchase	3,538,289	1,302,239
Securities sold under agreements to repurchase:
Average outstanding during the year	5,120,716	3,221,314
Weighted average interest rate during the year	1.48%	3.79%
Weighted average interest rate at year end	3.15%	3.63%
Amount outstanding at month end:
January	9,861,416	5,125,395
February	8,549,200	4,698,535
March	8,192,043	5,187,643
April	4,910,773	4,360,673
May	3,992,152	2,976,276
June	4,318,192	2,606,337
July	4,517,778	2,661,253
August	4,279,021	2,309,891
September	4,004,623	1,930,242
October	3,218,453	3,144,079
November	2,701,563	2,036,228
Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.

OTHER BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2011
Short Term Debt Other Disclosures Tables [Abstract]
Short Term Debt Tables [Text Block]

The financial conditions of the major short-term of other borrowed funds as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Fixed rate notes
Finansbank	Fixed Rate Bonds(1)	November 2, 2011	30-Apr-12	TL	150.0	34.8	Fixed rate of 10.66%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	November 30, 2011	May 2012	TL	200.0	37.0	Fixed rate of 10.45%	Single payment at maturity including capital amount
Floating rate notes
Finansbank	Amended Facility Agreement	November 30, 2011	November 2012	EUR	210.6(2)	0	Libor plus 0.7%.	Quarterly
Finansbank	Amended Facility Agreement(2)	November 30, 2011	November 2012	USD	220.5(2)	0	Libor plus 0.7%.	Quarterly
(1)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to one year in the domestic market valued up to TL 1,000,000.
(2)	On December 2, 2010, Finansbank signed a dual tranche term loan facility amounting to USD 333.0 million and EUR 352.0 million with a one year maturity which was amended on November 30, 2011, based on which, the dual tranche amounts of USD 333.0 million and EUR 352.0 million were replaced with USD 220.5 million and EUR 210.6 million, respectively.

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable Accrued Expenses And Other Liabilities Tables [Abstract]
Accounts Payable Accrued Expenses And Other Liabilities

NOTE 22: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2010	2011
	As restated
	(EUR in thousands)
Accrued expenses and deferred income	129,436	96,689
Amounts due to re-insurers	23,391	23,820
Income and other taxes payable	165,153	153,236
Accounts payable	349,991	218,651
Payroll related accruals	52,192	57,365
Private equity: liabilities of investee entities	134,028	208,064
Unsettled transactions on debt securities	1,065	2,727
Accrued interest and commissions	357,546	420,999
Deferred tax liability (Note 39)	138,012	62,213
Amounts due to third-parties under collection agreements	28,277	82,205
Pension liability	299,933	224,743
Dividends payable	30,923	4,080
Amounts due to government agencies	145,379	180,043
European Re-development Fund	27,612	19,960
Liabilities relating to deposit administration funds (DAF)	232,337	198,040
Checks and credit card transactions under settlement	676,610	1,010,478
Other	534,125	585,023
Total	3,326,010	3,548,336

INSURANCE RESERVES (Tables)	12 Months Ended
Dec. 31, 2011
Insurance Loss Reserves Tables [Abstract]
INSURANCE RESERVES

	2010	2011
	(EUR in thousands)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	700,711	735,476
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	293,974	245,894
Change in provision for insured events of prior years	(33,644)	16,079
Total incurred claims and claim adjustment expenses	260,330	261,973
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(121,149)	(83,739)
Claims and claim adjustment expenses attributable to insured events of prior years	(103,082)	(118,257)
Total payments	(224,231)	(201,996)
Changes in unearned premium reserves	(1,334)	(45,657)
Reserves for unpaid claims and claim adjustment expenses as at December 31,	735,476	749,796

	2010	2011
	(EUR in thousands)
Life insurance reserves
Mathematical and other life insurance reserves at 1 January	1,620,662	1,795,868
Increase in reserves	457,143	618,976
Paid claims and other movements	(281,937)	(403,799)
Mathematical and other life insurance reserves at December 31,	1,795,868	2,011,045
Total insurance reserves	2,531,344	2,760,841

Insurance Reserves Reinsurance Arrangements Tables [Text Block]

Income from insurance operations at December 31, comprised:

	2009	2010	2011
	(EUR in thousands)
Gross written premiums	985,777	1,008,320	776,301
Cancellation commissions	1,676	2,790	3,140
Other insurance related income	2,601	6,061	(2,161)
Total income from insurance operations	990,054	1,017,171	777,280

Insurance Reserves Reinsurance Tables [Text Block]

Reinsurance

We assume and cede reinsurance with other insurance companies, mainly in the property and casualty lines of business.
Our reinsurance program consists of non-proportional treaties in motor and property, per risk and catastrophe business, which are our main lines of property and casualty business. Other lines of business are covered mainly by proportional treaties.
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

Short-duration life insurance contracts
	2009	2010	2011
	(EUR in thousands)
Premiums written	247,449	248,887	226,629
Reinsurance ceded	(15,089)	(8,305)	(4,861)
Net written premiums	232,360	240,582	221,768

Premiums earned	257,056	249,901	203,929
Reinsurance ceded	(14,960)	(8,319)	(10,324)
Net earned premiums	242,096	241,582	193,605

Included in premiums earned for 2009, 2010 and 2011 are premiums assumed of EUR 1.0 million, EUR 1.3 million and EUR .4 million respectively.
Premiums earned on long-duration life insurance contracts amounted to EUR 216.6 million, EUR 172.0 million and EUR 86.3 million for 2009, 2010 and 2011 respectively.

Property and casualty insurance contracts
	2009	2010	2011
	(EUR in thousands)
Direct premiums written	516,337	578,919	452,460
Reinsurance assumed	5,407	8,436	10,913
Reinsurance ceded	(103,516)	(108,698)	(70,749)
Net premiums written	418,228	478,657	392,624

Direct premiums earned	469,969	581,142	512,988
Reinsurance assumed	7,961	6,921	3,136
Reinsurance ceded	(103,174)	(108,071)	(80,602)
Net premiums earned	374,756	479,992	435,522

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Debt Tables [Abstract]
LONG-TERM DEBT

	2010
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	202,722	126,084	1,147,016	1,475,822
Variable Rate	103,958	947,999	272,258	1,324,215
Subordinated Debt:
Fixed Rate	13,864	550,378	52,081	616,323
Variable Rate	6,042	139,560	-	145,602
Other
Fixed Rate	38,554	37,557	38,250	114,361
Variable Rate	6,447	72,354	50,826	129,627
Total	371,587	1,873,932	1,560,431	3,805,950

	2011
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	115,588	1,467,999	-	1,583,587
Variable Rate	56,438	298,876	23,009	378,323
Subordinated Debt:
Fixed Rate	13,823	470,694	-	484,517
Variable Rate	5,265	141,774	-	147,039
Other
Fixed Rate	51,611	49,389	39,318	140,318
Variable Rate	29,608	172,500	1,479	203,587
Total	272,333	2,601,232	63,806	2,937,371

Long Term Debt Long Term Senior Debt Tables [Text Block]

2010
(EUR in thousands)
Fixed, with a weighted average rate of 3.78%, maturing up until 2016 and denominated in EUR	1,234,210
Fixed, with a weighted average rate of 6.37%, maturing up until 2013 and denominated in USD	98,613
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	142,999
Total	1,475,822
Variable, with a weighted average rate of 4.75%, maturing up until 2018 and denominated in EUR	1,203,963
Variable, with a weighted average rate of 2.17%, maturing up until 2012 and denominated in USD	97,145
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,107
Total	1,324,215

2011
(EUR in thousands)
Fixed, with a weighted average rate of 3.75%, maturing up until 2016 and denominated in EUR	1,139,485
Fixed, with a weighted average rate of 5.62%, maturing up until 2016 and denominated in USD	444,102
Total	1,583,587
Variable, with a weighted average rate of 2.42%, maturing up until 2016 and denominated in EUR	335,944
Variable, with a weighted average rate of 2.06%, maturing up until 2012 and denominated in USD	19,134
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,245
Total	378,323

The financial conditions of the long-term senior fixed rate debt as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Corporate bonds
Finansbank (via a VIE)	Fixed Rate Notes	March 24, 2006	March 2013	USD	110.0	39.0	Fixed interest rate of 6.5%	Semi-annually
Covered bonds
NBG	Fixed rate covered bonds- Third Series	October 7, 2009	October 2016	EUR	1,500.0(1)	6.1	Fixed coupon rate of 3.875%	Annually
Fixed rate notes
NBG Finance Plc	Fixed Rate Notes, guaranteed by the Bank	September 21, 2010	February 22, 2012	EUR	80.0(2)	-	Fixed interest rate of 2.07%	Semi-annually
Finansbank	Senior Unsecured Notes	May 11, 2011	May 2016	USD	500.0	3	Fixed interest rate of 5.5%	Semi-annually
(1)	Includes fixed rate covered bonds issued by the Bank, which are described in Note 13 and has been designated as financial liability at fair value through profit or loss. During 2011, net gains of EUR 103.3 million (2010: net gains of EUR 224.4 million) resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 190.3 million were attributable to changes in instrument specific credit risk (2010: EUR 284.9 million), measured based on changes in the Bank’s own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2011 were EUR 1,059.3 million and EUR 1,497.8 million respectively (2010: EUR 1,160.7 million and EUR 1,495.9 million, respectively).
(2)	The proceeds of the Notes issued by NBG Finance Plc were ultimately lent to the Bank.

Long-term senior fixed rate debt redeemed in 2011 are as follows:
Issuer	Type	Issue date	Redemption date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)
Corporate bonds
Finansbank (via a VIE)	Fixed Rate Notes	March 24, 2006	March 24, 2011	USD	110.0	(December 31, 2010: 50.0)
Fixed rate loans
Finansbank	Credit card secured loan	March 31, 2006	April 13, 2011	TL	300.0	0

The financial conditions of the major long-term senior variable rate debt as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Corporate bonds
Finansbank (via a VIE)	Series 2005-A Floating Rate Notes ( secured on Finansbank’s Diversified Payment Rights)	March 15, 2005	March 2012	USD	500.0(1)	55.5	Three-month Libor plus 180 bps	Quarterly
Variable rate notes
European Investment Bank	Fixed Rate Notes, guaranteed by the Bank	September 1, 2009	September, 2016	EUR	250.0	0	Three-month Euribor plus 0.576 bps	Quarterly
(1)	The outstanding amount of Series 2005-A as of December 31, 2011 was USD 31.0 million (2010: USD 156.0 million).

Long-term senior variable rate debt repurchased in 2011, are as follows:

Issuer	Type	Issue date	Repurchased date	Currency	Nominal amount in million
Covered bonds
NBG	Floating rate covered bonds-First Series(1)	November 28, 2008	August 3, 2011	EUR	50.0
NBG	Floating rate covered bonds-Second Series(1)	November 28, 2008	August 3, 2011	EUR	50.0
Financings under the Hellenic Republic Bank Support Plan
NBG	Floating Rate Notes-Pillar II	May 4, 2010	December 20, 2011	EUR	700.0(2)
NBG	Floating Rate Notes-Pillar II	May 4, 2010	December 20, 2011	EUR	207.0(2)
(1)	The Bank proceeded with the repurchase and cancellation of EUR 50.0 million covered bonds which was the remaining part of the 1st Series of EUR 1.0 billion and EUR 50.0 million covered bonds which was the remaining part of the 2nd Series of EUR 1.0 billion, both of which were issued on November 28, 2008 and under the first covered bond program of EUR 10.0 billion (see also Note 13).
(2)	The Bank repurchased Notes of total amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million) that were held by third parties. Therefore, the total amount based on the original issue of EUR 1,345.0 million is held by the Bank (see Note 18 to the U.S. GAAP Financial Statements).

Long Term Debt Long Term Subordinated Debt Tables [Text Block]

Long-Term Subordinated debt
Long-term Subordinated debt Senior Notes and the related rates and maturity dates at December 31, comprise:
2010
(EUR in thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	463,032
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	52,850
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	100,441
Total	616,323
Variable, with a weighted average rate of 2.74%, redeemable on or after July 2013 and denominated in EUR	57,292
Variable, with a weighted average rate of 2.87%, redeemable on or after Nov. 2014 and denominated in EUR	27,444
Variable, with a weighted average rate of 7.42%, redeemable on or after Feb. 2015 and denominated in EUR	33,642
Variable, with a weighted average rate of 2.84%, redeemable on or after Nov. 2014 and denominated in USD	27,224
Total	145,602

2011
(EUR in thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	443,292
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	41,225
Total	484,517
Variable, with a weighted average rate of 3.33%, redeemable on or after July 2013 and denominated in EUR	50,756
Variable, with a weighted average rate of 2.60%, redeemable on or after Nov. 2014 and denominated in EUR	27,070
Variable, with a weighted average rate of 5.91%, redeemable on or after Feb. 2015 and denominated in EUR	31,548
Variable, with a weighted average rate of 2.30%, redeemable on or after Nov. 2014 and denominated in USD	37,665
Total	147,039

Long-Term Subordinated debt
The financial conditions of the long-term subordinated fixed and variable rate debt as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Subordinated fixed rate notes
NBG Funding Ltd(1)	Guaranteed Fixed/Floating Rate Subordinated Callable Notes due 2037-Series E	November 8, 2006	November 2037	GBP	375.0	-	6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%	Quarterly
NBG Finance Plc(2)	Fixed Rate Notes- Lower Tier II	August 3, 2010	August 2020 (Early redemption 2015)	EUR	450.0	20.0	7.0% for the first five years and 9.5% thereafter.	Annually
Subordinated variable rate notes
NBG Funding Ltd(1)	Guaranteed Floating Rate Subordinated Callable Notes due 2034-Series A	July 11, 2003	July 2034	EUR	350.0	-	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	Quarterly
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series B	November 3, 2004	November 2035	EUR	350.0	-	The difference of the 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series C	November 3, 2004	November 2035	USD	180.0	-	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series D	February 16, 2005	February 2036	EUR	230.0	-	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	Annually
(1)	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity. Within 2010, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 47.9 million of series A, B and D, GBP 51.1 million of series E and USD 4.0 million of series C. Within 2011, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.0 million of series A, B and D, GBP 11.1 million of series E and USD 1.9 million of series C.
(2)	On July 23, 2010, the Bank completed the sale through a private placement, of a Lower Tier II note, totaling EUR 450.0 million through its UK-based subsidiary NBG Finance Plc, under NBG guarantee, and has been listed for trading on the Luxembourg Stock Exchange.

Subordinated debt repurchased in 2011 is as follows:

Issuer	Type	Issue date	Repurchased date	Currency	Nominal amount in billion
Subordinated fixed rate notes
NBG Finance Plc	Subordinated Callable Fixed Rate Notes	June 28, 2005	June 20, 2011	JPY	30.0
(1)	On June 20, 2011, the Bank proceeded in the entire repurchase of the JPY 30.0 billion Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc in June 2005 and guaranteed on a subordinated basis by the Bank. The Notes mature in June 2035, however they could be redeemed at the option of the Bank in or after June 2011. These notes had been designated as financial liability at fair value through profit or loss. The carrying amount and amortized cost as at December 31, 2010 were EUR 100.4 million and EUR 276.2 million, respectively.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies Tables [Abstract]
COMMITMENTS AND CONTINGENCIES

	2010	2011
	(EUR in thousands)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*:
Commercial and personal	17,878,471	14,584,516
Commercial real estate	3,472	0
Residential real estate	326,940	94,602
Commercial letters of credit	539,790	589,924
Standby letters of credit and financial guarantees written	6,684,876	5,970,422

*	Commitments to extend credit at December 31, 2010 and 2011 include amounts of EUR 1,318.6 million and EUR 1,685.7 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.

OTHER FEES AND COMMISSIONS (Tables)	12 Months Ended
Dec. 31, 2011
Fees And Commissions Tables [Abstract]
Brokers And Dealers Disclosure Tables [Text Block]
Other fees and commissions for the years ended December 31, comprised:
	2009	2010	2011
	(EUR in thousands)
Custody, brokerage & investment banking	96,711	79,953	61,903
Retail lending fees	54,794	50,410	41,446
Corporate lending fees	148,884	149,364	136,546
Banking fees & similar charges	168,112	164,947	171,221
Fund management fees	33,639	31,018	24,305
Total	502,140	475,692	435,421

OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2011
Other Noninterest Income Tables [Abstract]
Other Noninterest Income Tables [Text Block]
Other non-interest income at December 31, comprised:
	2009	2010	2011
	(EUR in thousands)
Income from insurance operations	990,054	1,017,172	777,280
Gain on disposal of premises	3,259	2,643	12,744
Hotel revenues	34,737	33,986	31,274
Other	62,740	107,452	41,067
Total	1,090,790	1,161,253	862,365

OTHER NON-INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Other Noninterest Expense Tables [Abstract]
Other Noninterest Expense Tables [Text Block]
Other non-interest expense at December 31, comprised:
	2009	2010	2011
	(EUR in thousands)
Insurance claims, reserves movement, commissions and reinsurance premia ceded	898,934	941,589	1,013,879
Credit card costs	29,580	30,067	31,868
Hotel running costs	37,143	37,125	35,128
Broker costs	10,507	6,996	4,623
Rental expense	110,296	120,386	119,226
Taxes and duties other than income tax	73,197	97,835	94,201
Promotion and advertising	83,325	78,502	56,946
Third party fees	135,966	139,599	135,216
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II	-	46,012	159,109
Other	349,242	359,717	583,044
Total	1,728,190	1,857,828	2,233,240

Other Noninterest Expense Insurance Claims Reserves Movement Tables [Text Block]

Insurance claims, reserves movement, commissions and reinsurance premia ceded for the years ended December 31 comprised:
	2009	2010	2011
	(EUR in thousands)
Reinsurance premiums ceded	118,605	117,003	75,499
Insurance benefits and claims incurred	557,030	625,970	600,701
Less: reinsurance recoveries	(76,374)	(70,547)	(49,569)
Net insurance claims and benefits incurred	480,656	555,423	551,132
Movement in mathematical and other reserves	187,592	103,443	226,875
Less: share of reinsurers	(4,264)	3,258	16,698
Net movement in mathematical and other reserves	183,328	106,701	243,573
Commission expense	89,948	120,401	107,492
Other insurance related expenses	26,397	42,061	36,183
Total	898,934	941,589	1,013,879

INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 30: INCOME TAX
The income tax information as at December 31, 2010 and for the years ended December 31, 2009, 2010 and 2011 has been resolved to reflect the impacts discussed in Note 43. The significant components of the income tax/(expense)/benefit for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Income tax (expense) / benefit:
Current tax expense domestic	(84,783)	(110,967)	(46,297)
Current tax expense foreign	(78,965)	(149,212)	(107,342)
Deferred tax (expense)/benefit domestic	(2,707)	182,121	(307,995)
Deferred tax (expense)/benefit foreign	(10,131)	35,747	2,289
Total income tax (expense) / benefit	(176,586)	(42,311)	(459,345)
The allocation of income before income tax between domestic and foreign is presented in Note 37.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Tax calculated based on statutory income tax rate of 20% (2009:25% & 2010:24%)	157,468	(63,766)	(2,809,627)
Effect of tax exempt income	(141,447)	(35,029)	(18,132)
Effect of different tax rates in other countries	(59,068)	(60,839)	10,535
Non deductible expenses	26,456	52,769	120,968
Statutory revaluation of fixed assets	89,768	-	-
Effect of change in income tax rate	26,330	43,987	9,851
General allowance for loans losses recognized only for tax purposes	(2,638)	-	-
Valuation allowance for deferred tax assets	-	-	3,115,613
Non-offsettable income taxes with current year income taxes	22,754	14,059	12,740
Tax audit settlement	-	2,494	8,223
Other	9,227	9,535	9,174
Income tax expense / (benefit) before additional income taxes	128,850	(36,790)	459,345

Additional tax under Greek tax laws 3808/2009 and 3845/2010	47,736	26,126	-
Non-offsettable income taxes in accordance with Law 3842/2010	-	52,975	-
Income tax expense / (benefit) after additional income taxes	176,586	42,311	459,345
In 2011, the increase in the effect on taxes of the expenses non-deductible for tax purposes is mainly due to the impairment of goodwill of investments in subsidiaries (see Note 14).

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2010	2011
	As restated
	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	6,980	477,575
Mark to market valuation of securities and derivatives	683,246	2,433,242
Pension and other post retirement benefits	53,117	53,519
Insurance reserves	18,867	93,940
Revaluation of land and buildings	140,875	137,640
Intangibles recognized upon acquisition and other assets	311	192
Tax free reserves	17	-
Tax loss carried forward	289,134	210,461
Other	51,728	98,340
Gross deferred tax assets	1,244,275	3,504,909
Deferred tax assets / liabilities for netting	(156,999)	(130,204)
Net deferred tax assets	1,087,276	3,374,705
Valuation allowance for deferred tax assets	-	(3,115,613)
Net deferred tax assets after valuation allowance	1,087,276	259,092

Deferred Tax Liabilities:
Allowance for loan losses	(39,971)	(22,455)
Mark to market valuation of securities and derivatives	(43,134)	(31,477)
Revaluation of land and buildings	(1,351)	(1,358)
Intangibles recognized upon acquisition and other assets	(49,515)	(37,644)
Tax free reserves	(95,202)	(92,556)
Other	(65,838)	(6,927)
Gross deferred tax liabilities	(295,011)	(192,417)
Deferred tax liabilities / assets for netting	156,999	130,204
Net deferred tax liabilities	(138,012)	(62,213)

(EUR in thousands)
Year
2012 ………………..………………..………………..………………..………………..………………..………………..	11,285
2013 ………………..………………..………………..………………..………………..………………..………………..	15,601
2014 ………………..………………..………………..………………..………………..………………..………………..	223,011
2015 ………………..………………..………………..………………..………………..………………..………………..	757,180
2016 ………………..………………..………………..………………..………………..………………..………………..	24,007
2017 ………………..………………..………………..………………..………………..………………..………………..	24,111
2018 ………………..………………..………………..………………..………………..………………..………………..	36,543
Unlimited ………………..………………..………………..………………..………………..………………..…………	10,345
Total ………………..………………..………………..………………..………………..………………..………	1,102,083

Reconciliation of the Change in Unrecognized Tax Benefits
	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Balance, at beginning of year	10,125	18,873	10,763
Decreases related to positions taken during prior years	-	(32)	-
Increases related to positions taken during the current year	15,525	3,500	344
Settlements	(7,008)	(11,606)	(185)
Effect of foreign exchange differences	231	28	(31)
Balance, at end of year	18,873	10,763	10,891

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share Tables [Abstract]
Earnings Per Share Tables [Text Block]

	2009	2010	2011
	As restated	As restated
Net income / (loss) attributable to NBG shareholders	391,052	(354,772)	(14,539,668)
Dividends to preference shares	(42,192)	(71,558)	-
Net income / (loss) adjusted for EPS computation	348,860	(426,330)	(14,539,668)
Weighted average common shares outstanding for basic earnings per share	663,812,717	762,275,390	955,341,356
Weighted average common shares outstanding for dilutive earnings per share	663,812,717	762,275,390	955,341,356
Basic earnings / (losses) per share	0.53	(0.56)	(15.22)
Diluted earnings / (losses) per share	0.53	(0.56)	(15.22)

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

The actual capital amounts and ratios (based on IFRS figures) for the Group are presented in the table below:
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
	(EUR in thousands)		(EUR in thousands)
As of December 31, 2011:
Total Capital	(1,664,113)	-2.6%	(5,139,827)	8.0%
(to Risk-Weighted Assets)
Tier I Capital	(2,367,343)	-3.7%	(3,212,392)	5.0%
(to Risk-Weighted Assets)
As of December 31, 2010:
Total Capital	9,311,414	13.7%	5,455,878	8.0%
(to Risk-Weighted Assets)
Tier I Capital	8,958,703	13.1%	3,409,922	5.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	7,590,412	11.3%	5,392,548	8.0%
(to Risk-Weighted Assets)
Tier I Capital	7,590,412	11.3%	3,370,343	5.0%
(to Risk-Weighted Assets)

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	Year ended December 31, 2010		Year ended December 31, 2011
	As restated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	6,398,767	6,399,000	3,767,624	3,771,226
Held to maturity securities	3,598,285	2,620,525	1,002,202	963,301
Loans at amortized cost, net of allowance	75,303,928	75,220,207	69,174,975	69,050,417
Financial Liabilities:
Deposits at amortized cost	92,654,725	92,641,905	89,795,575	89,807,018
Other borrowed funds	1,111,663	1,109,408	925,971	920,699
Long-term debt at amortized cost	2,544,850	2,669,250	1,878,074	1,838,635

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2010				value
As restated	(EUR in thousands)
Assets
Trading assets	1,106,670	1,641,790	36,862	2,785,322
Greek government bonds	-	797,377	-	797,377
Debt securities issued by other governments and public sector entities	128,347	48,986	-	177,333
Debt securities issued by Greek financial institutions	-	299,962	79	300,041
Debt securities issued by foreign financial institutions	1,000	361,062	36,783	398,845
Corporate debt securities issued by Greek companies	-	16,956	-	16,956
Corporate debt securities issued by foreign companies	-	110,448	-	110,448
Equity securities issued by Greek companies	6,082	-	-	6,082
Equity securities issued by foreign companies	10,272	-	-	10,272
Greek treasury bills	934,552	-	-	934,552
Foreign treasury bills	6,563	6,999	-	13,562
Mutual fund units	19,854	-	-	19,854
Derivative assets	3,448	1,592,588	38,234	1,634,270
Available-for-sale securities	4,169,976	9,326,970	191,564	13,688,510
Greek government bonds	-	6,583,084	72,980	6,656,064
Debt securities issued by other governments and public sector entities	3,359,284	401,422	-	3,760,706
Corporate debt securities issued by companies incorporated in Greece	-	824,442	14,346	838,788
Corporate debt securities issued by companies incorporated outside Greece	27,016	1,291,038	104,238	1,422,292
Equity securities issued by companies incorporated in Greece	138,480	8,016	-	146,496
Equity securities issued by companies incorporated outside Greece	145,850	648	-	146,498
Foreign treasury bills	-	218,320	-	218,320
Mutual Fund units	499,346	-	-	499,346
Loans at fair value(1)	-	559,107	-	559,107
Other assets	200,009	33,567	-	233,576
Total Assets	5,480,103	13,154,022	266,660	18,900,785
Liabilities
Deposits at fair value(2)	-	1,240,133	623	1,240,756
Derivative liabilities	10,214	1,760,160	12,096	1,782,470
Long-term debt fair value(1)	-	1,261,100	-	1,261,100
Total liabilities	10,214	4,261,393	12,719	4,284,326

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2011				fair value
	(EUR in thousands)
Assets
Trading assets	198,857	2,472,853	292,378	2,964,088
Greek government bonds	-	-	259,233	259,233
Debt securities issued by other governments and public entities	176,932	42,875	-	219,807
Debt securities issued by financial institutions incorporated in Greece	-	44,025	370	44,395
Debt securities issued by financial institutions incorporated outside Greece	-	77,251	32,775	110,026
Corporate debt securities issued by companies incorporated in Greece	-	10,876	-	10,876
Corporate debt securities issued by companies incorporated outside Greece	-	5,547	-	5,547
Equity securities issued by Greek companies	7,767	-	-	7,767
Equity securities issued by foreign companies	8,750	-	-	8,750
Greek treasury bills	-	2,268,222	-	2,268,222
Foreign treasury bills	-	24,057	-	24,057
Mutual funds	5,408	-	-	5,408
Derivative assets	9,349	3,523,423	73,193	3,605,965
Available-for-sale securities	3,272,302	1,425,813	3,873,609	8,571,724
Greek government bonds	-	-	3,697,378	3,697,378
Debt securities issued by other governments and public entities	2,706,134	347,617	-	3,053,751
Corporate debt securities issued by companies incorporated in Greece	-	365,645	94,881	460,526
Corporate debt securities issued by companies incorporated outside Greece	16,469	557,063	81,350	654,882
Equity securities issued by companies incorporated in Greece	57,620	-	-	57,620
Equity securities issued by companies incorporated outside Greece	44,343	612	-	44,955
Foreign treasury bills	25,574	154,876	-	180,450
Mutual Funds	422,162	-	-	422,162
Loans at fair value(1)	-	277,247	-	277,247
Other assets	137,190	21,829	9,341	168,360
Total Assets	3,617,698	7,721,165	4,248,521	15,587,384
Liabilities
Deposits at fair value(2)	-	1,779,727	-	1,779,727
Derivative liabilities	8,371	4,301,180	10,937	4,320,488
Accounts payable, accrued expenses and other liabilities (Securities short position)	5,009	-	-	5,009
Long term debt(1)	-	1,059,297	-	1,059,297
Total Liabilities	13,380	7,140,204	10,937	7,164,521
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

	2010
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
	As restated
	(EUR in thousands)
Trading assets	63,117	(6,921)	-	(10,568)	(8,766)	36,862
Greek government bonds	8,766	-	-	-	(8,766)	-
Debt securities issued by Greek financial institutions	-	(57)	-	136	-	79
Debt securities issued by foreign financial institutions	53,689	(6,906)	-	(10,000)	-	36,783
Corporate debt securities issued by foreign companies	662	42	-	(704)	-	-
Net Derivatives	28,309	38,415	-	(28,534)	(12,052)	26,138
Available-for-sale securities	578,402	(14,015)	(48)	(294,348)	(78,427)	191,564
Greek government bonds	146,230	3	(29,470)	1,027	(44,810)	72,980
Debt securities issued by other governments and public sector entities	328,074	(15,360)	5,573	(284,670)	(33,617)	-
Corporate debt securities issued by companies incorporated in Greece	14,886	9	(549)	-	-	14,346
Corporate debt securities issued by companies incorporated outside Greece	89,212	1,333	24,398	(10,705)	-	104,238
Deposits at fair value	4,893	241	-	(4,511)	-	623

	2011
	Balance at	Gain/(losses)	Gain/(losses)	Purchases	Settlements	Transfer
	beginning	included	included			into/(out of)	Balance at
	of year	in earnings	in OCI			level 3	end of year
Trading assets	36,862	(4,053)	-	-	-	259,569	292,378
Greek government bonds	-	-	-	-	-	259,233	259,233
Debt securities issued by Greek financial institutions	79	(45)	-	-	-	336	370
Debt securities issued by foreign financial institutions	36,783	(4,008)	-	-	-	-	32,775
Net Derivatives	26,138	4,242	-	2,994	(13,136)	42,018	62,256
Available-for-sale securities	191,564	(12,875)	(46,274)	-	-	3,741,194	3,873,609
Greek government bonds	72,980	(12,884)	(23,766)	-	-	3,661,048	3,697,378
Corporate debt securities issued by companies incorporated in Greece	14,346	-	389	-	-	80,146	94,881
Corporate debt securities issued by companies incorporated outside Greece	104,238	9	(22,897)	-	-	-	81,350
Other assets	-	-	-	9,341	-	-	9,341
Deposits at fair value	623	114	-		(737)	-	-

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Tables [Abstract]
Segment Reporting Tables [Text Block]

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2009	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,402,316	536,138	584,022	48,832	488,762	968,856	(62,611)	3,966,315
Net fee and commission income / (loss)	166,243	72,270	95,488	3,872	94,040	228,546	(71)	660,388
Other	(26,448)	(67,169)	268,099	149,498	17,873	96,860	11,679	450,392
Total operating income / (loss)	1,542,111	541,239	947,609	202,202	600,675	1,294,262	(51,003)	5,077,095
Direct costs	(670,025)	(53,509)	(79,390)	(182,192)	(302,526)	(523,994)	(255,232)	(2,066,868)
Allocated costs and provisions	(798,813)	(207,704)	(190,290)	(70,431)	(189,914)	(250,085)	(51,042)	(1,758,279)
Share of profit of associates	-	-	(1,429)	560	783	(190)	393	117
Profit / (loss) before tax	73,273	280,026	676,500	(49,861)	109,018	519,993	(356,884)	1,252,065

Segment assets as at December 31, 2009
Segment assets	31,961,306	18,639,070	26,859,396	2,851,745	11,446,389	15,819,570	5,453,008	113,030,484
Tax assets								363,699
Total assets								113,394,183

Other Segment items
Depreciation, amortization(1)	20,096	1,021	3,538	9,127	32,688	42,186	104,784	213,440
Credit provisions and other impairment charges	442,576	151,257	171,804	69,813	189,914	250,085	28,196	1,303,645
Non- current assets additions	14,814	634	11,741	8,289	62,445	58,782	115,725	272,430

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2010	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,368,231	621,918	472,177	54,066	461,836	1,053,634	116,095	4,147,957
Net fee and commission income / (loss)	127,788	77,841	37,556	8,054	102,260	262,723	(6,297)	609,925
Other	(25,223)	(73,770)	(205,549)	101,146	28,456	47,939	8,595	(118,406)
Total operating income / (loss)	1,470,796	625,989	304,184	163,266	592,552	1,364,296	118,393	4,639,476
Direct costs	(683,711)	(53,058)	(77,823)	(159,653)	(300,583)	(659,239)	(160,099)	(2,094,166)
Allocated costs and provisions	(1,155,003)	(259,477)	(60,472)	(37,603)	(209,568)	(144,586)	(42,569)	(1,909,278)
Share of profit of associates	-	-	310	903	1,055	289	(959)	1,598
Profit / (loss) before tax	(367,918)	313,454	166,199	(33,087)	83,456	560,760	(85,234)	637,630

Segment assets as at December 31, 2010
Segment assets	30,079,448	18,957,278	29,793,880	3,052,124	10,506,104	20,619,183	7,129,220	120,137,237
Tax assets								607,368
Total assets								120,744,605

Other Segment items
Depreciation, amortization(1)	19,746	1,291	5,968	9,698	35,483	53,633	101,441	227,260
Credit provisions and other impairment charges	796,593	204,037	39,865	36,987	209,528	144,586	18,731	1,450,327
Non- current assets additions	8,730	13,254	4,093	5,137	52,360	67,704	105,934	257,212

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2011	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,203,449	775,789	371,353	62,831	387,197	903,357	138,832	3,842,808
Net fee and commission income / (loss)	101,398	81,691	(106,766)	6,935	94,218	313,622	2,751	493,849
Other	(25,192)	(61,766)	8,674	178,720	5,824	35,646	(106,603)	35,303
Total operating income / (loss)	1,279,655	795,714	273,261	248,486	487,239	1,252,625	34,980	4,371,960
Direct costs	(687,823)	(52,153)	(65,095)	(135,460)	(293,350)	(656,414)	(249,029)	(2,139,324)
Allocated costs and provisions	(1,514,674)	(2,151,714)	(10,723,025)	(633,054)	(202,164)	(147,058)	(282,246)	(15,653,935)
Share of profit of associates	-	-	(2,592)	1,051	1,193	94	1,433	1,179
Profit / (loss) before tax	(922,842)	(1,408,153)	(10,517,451)	(518,977)	(7,082)	449,247	(494,862)	(13,420,120)

Segment assets as at December 31, 2011
Segment assets	27,368,430	16,195,725	24,903,725	2,041,287	9,856,192	20,671,864	4,280,798	105,318,021
Tax assets								1,551,968
Total assets								106,869,989

Other Segment items
Depreciation, amortization(1)	18,759	1,688	4,848	8,895	36,261	54,593	101,187	226,231
Provision for loans impairment & advances	1,180,171	2,101,421	10,702,049	631,329	200,322	147,058	259,932	15,222,282
Non- current assets additions	5,517	10,805	35,736	3,112	18,872	80,175	66,134	220,351

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Profit before tax per IFRS reported for the segments to Income / (loss) before income tax per US GAAP	2009	2010	2011
	(EUR in thousands)
Profit / (loss) before tax	1,252,065	637,630	(13,420,120)
Dividend paid and transactions on financial instruments classified within equity under IFRS	186,289	(369)	(39,252)
Hedging of Interest Rate Risk and Net Investment Hedge	(430,170)	(693,471)	(68,125)
Fixed assets measurement difference	26,810	8,733	38,322
Effective Interest Rate income recognition method	(88,820)	(40,776)	(12,457)
Redeemable non-controlling interests	(1,282)	29,636	15,117
Foreign exchange differences on AFS debt securities	28,800	(78,220)	103,584
Difference of equity in earnings of investees	(21,515)	1,797	16,074
Insurance reserves	(1,272)	(67,508)	(307,243)
Impairment of goodwill	-	-	(298,241)
Impairment of AFS securities	(120,538)	(23,979)	127,793
Bond's portfolio classification	-	-	(187,722)
Other	(20,462)	76,175	(15,864)
US GAAP restatements	(180,035)	(115,341)	-
Income/(loss) before income tax	629,870	(265,693)	(14,048,134)

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue	Income / (loss) before income tax	Net income / (loss) attributable to NBG shareholders
	(EUR in thousands)
12-month period ended December 31, 2009 - As restated
Domestic …………………………………………	81,933,706	4,638,099	62,868	(56,499)
Foreign …………………………………………..	31,181,173	3,132,746	567,002	447,551
Group …………………………………………….	113,114,879	7,770,845	629,870	391,052

12-month period ended December 31, 2010 - As restated
Domestic …………………………………………	83,757,213	3,666,315	(896,685)	(863,141)
Foreign …………………………………………..	34,974,665	3,150,344	630,992	508,369
Group …………………………………………….	118,731,878	6,816,659	(265,693)	(354,772)

12-month period ended December 31, 2011
Domestic …………………………………………	71,599,902	(6,399,383)	(14,511,072)	(14,888,328)
Foreign …………………………………………..	31,867,333	3,172,016	462,938	348,660
Group …………………………………………….	103,467,235	(3,227,367)	(14,048,134)	(14,539,668)

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

	2009	2010	2011
	(EUR in thousands)
Service cost	15,918	17,546	14,010
Interest cost	21,695	22,519	19,434
Expected return on plan assets	(2,281)	(2,968)	(4,749)
Amortization of actuarial losses	17,816	14,883	13,838
Amortization of prior past service cost	1,769	294	137
Costs of additional benefits	29,466	9,821	7,412
Net periodic pension cost	84,383	62,095	50,082

	2009	2010	2011
Discount rate	5.4%	5.2%	5.3%
Expected return on plan assets	6.1%	6.4%	5.5%
Rate of compensation increase	5.3%	5.1%	3.5%

To set the expected long-term rate of return assumptions the Group uses forward looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the ATHEX. As regards Deposit Administration Fund assets, the guaranteed return interest rate was used.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2009	2010	2011
	(EUR in thousands)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	482,069	472,896	402,143
Service cost	15,918	17,546	14,010
Interest cost	21,695	22,519	19,434
Employee contributions	6,752	6,353	5,065
Actuarial loss/(gain)	14,016	(30,682)	(37,680)
Adjustment for disposal and other	(1,566)	1,291	(3,137)
Benefits paid from the Fund	(56,795)	(68,744)	(85,684)
Benefits paid directly by the Group	(25,610)	(25,552)	(18,694)
Settlements/Terminations/Curtailments	15,085	6,418	5,649
Prior service cost arising over last period	1,332	98	-
PBO, end of year	472,896	402,143	301,106

	2009	2010	2011
	(EUR in thousands)
Change in plan assets:
Fair value of plan assets, beginning of year	68,001	68,968	102,210
Actual return on plan assets	19,517	(31,839)	(18,132)
Employer contributions	38,713	127,472	72,904
Employee contributions	6,752	6,353	5,065
Expenses	(7,220)	-	-
Benefits paid	(56,795)	(68,744)	(85,684)
Fair value of plan assets, end of year	68,968	102,210	76,363

Employer contributions paid by the Group, are in excess of the EUR 15.8 million total expected contributions for funded plans for 2011.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2009	2010	2011
	(EUR in thousands)
Funded status, end of year	(403,928)	(299,933)	(224,743)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2009	2010	2011
Discount rate	5.2%	5.3%	5.0%
Rate of compensation increase	5.1%	3.4%	2.5%
Pension increase	2.5%	2.5%	0.0%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2009	2010	2011
	(EUR in thousands)
Projected benefit obligation	472,896	402,143	301,106
Accumulated benefit obligation	369,281	328,602	259,542
Fair value of plan assets	68,968	102,210	76,363

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2009	2010	2011
	(EUR in thousands)
Net actuarial losses	184,321	170,532	139,368
Prior Service cost	2,340	1,756	1,441

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2009	2010	2011
	(EUR in thousands)
Net Loss / (Gain)	(3,220)	4,125	(14,799)
Prior Service Cost / (Credit)	2,223	98	-
Amortization of (Losses) / Gains	(27,574)	(18,340)	(15,504)
Amortization of Prior Service Cost	(1,769)	(396)	(137)
Total recognized on Other comprehensive income / (loss)	(30,340)	(14,513)	(30,440)

	2010		2011		2012
	Amount	Proportion	Amount	Proportion
	(EUR in thousands)		(EUR in thousands)
Equity securities	28,885	28%	7,735	10%	10%-80%
Other	73,325	72%	68,628	90%	20%-90%
Total	102,210	100%	76,363	100%

Benefit
payments projected
(EUR in thousands)
2012	35,625
2013	14,495
2014	18,063
2015	16,693
2016	19,354
2016-2020	173,683
In 2012, the Group is expected to make EUR 8.7 million in contributions to funded plans and EUR 11.1 million in retirement indemnities.

SHARE BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2011
Employee Service Share Based Compensation Aggregate Disclosures Tables [Abstract]
SHARE BASED PAYMENT

	Program A 1st Grant	Program A 2nd Grant	Program B
Total Shares options granted per Program	2,992,620	496,500	3,014,100
Adjustments due to share capital increases	120,315	35,632	162,720
Number of share options exercised	(1,426,883)	(53,475)	(798,590)
Number of share options cancelled	(1,686,052)	(478,657)	(2,378,230)

Stock options	Balance		Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
		price	term	value
		(EUR)		(EUR)
Outstanding at January 1, 2011	1,998,496	20.45	-	-
Expired during the year	(1,998,496)	20.45	-	-

ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2011
Comprehensive Income Note Tables [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS

		Unrealized
		gains/(losses) on		Accumulated
	Foreign	Available-		Other
	Currency	for-Sale	Pension	Comprehensive
	Items	Securities	liability	Income
	(EUR in thousands)
Balance, January 1, 2009	(725,131)	(797,461)	(174,247)	(1,696,839)
Changes during 2009	(55,790)	211,144	24,358	179,712
Balance, December 31, 2009	(780,921)	(586,317)	(149,889)	(1,517,127)
Changes during 2010	182,099	(2,065,236)	14,668	(1,868,469)
Balance, December 31, 2010	(598,822)	(2,651,553)	(135,221)	(3,385,596)
Changes during 2011	(925,522)	2,343,084	29,456	1,447,018
Balance, December 31, 2011	(1,524,344)	(308,469)	(105,765)	(1,938,578)

RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Restatement Of Consolidated Financial Statements Tables [Abstract]
Restatement Of Consolidated Financial Statements Tables [Text Block]

	As of December 31, 2010
	As reported	Adjustments	Reclassifications	As restated
	(EUR in thousands)
ASSETS
Money market investments	1,180,274	0	-1,180,274	0
Trading assets	774,374	1,062,834	948,114	2,785,322
Derivative assets	1,731,192	-96,922	0	1,634,270
Available-for-sale securities	14,512,870	-1,042,680	218,320	13,688,510
Held-to-maturity securities	3,611,797	-27,352	13,840	3,598,285
Other assets	3,771,924	20,696	0	3,792,620
TOTAL ASSETS	118,815,302	-83,424	0	118,731,878

LIABILITIES AND SHAREHOLDERS’ EQUITY
Derivative liabilities	1,787,351	-4,881	0	1,782,470
Accounts payable, accrued expenses and other liabilities	3,327,044	-1,034	0	3,326,010
Total liabilities	109,997,122	-5,915	0	109,991,207

PERMANENT EQUITY:
NBG shareholders' equity
Accumulated surplus	2,182,661	-160,519	0	2,022,142
Accumulated other comprehensive loss	-3,468,821	83,225	0	-3,385,596
Total NBG shareholders’ equity	7,730,352	-77,294	0	7,653,058
Non-controlling interest	821,846	-215	0	821,631
Total permanent equity	8,552,198	-77,509	0	8,474,689
TOTAL LIABILITIES AND EQUITY	118,815,302	-83,424	0	118,731,878

	Year ended December 31, 2009				Year ended December 31, 2010
	As reported	Adjustments	Reclassifications	As restated	As reported	Adjustments	Reclassifications	As restated
	(EUR in thousands)
Interest Income:
Securities available-for-sale	836,080	0	7,994	844,074	749,990	-63,966	14,938	700,962
Securities held-to-maturity	9,425	0	0	9,425	95,304	-1,218	809	94,895
Trading assets	185,720	0	11,984	197,704	134,356	60,586	34,258	229,200
Other	68,162	0	-19,978	48,184	91,678	0	-50,005	41,673
Total interest income	6,231,380	0	0	6,231,380	6,153,434	-4,598	0	6,148,836
Net interest income before provision for loan losses	3,786,265	0	0	3,786,265	4,088,199	-4,598	0	4,083,601
Net interest income after provision for loan losses	2,787,817	0	0	2,787,817	2,883,204	-4,598	0	2,878,606
Net trading loss	-87,096	-180,035	0	-267,131	-1,085,160	-160,162	0	-1,245,322
Total non-interest income / (loss) excluding gains / (losses) on investment securities	1,727,899	-180,035	0	1,547,864	802,523	-160,162	0	642,361
Net realized gains/(losses) on available-for-sale securities	-8,399	0	358,328	349,929	-23,957	49,419	89497	114,959
Other -Than-Temporary-Impairment (of which nil was recognized in OCI)	0	0	-358,328	-358,328	0	0	-89497	-89,497
Net gains/(losses) on available-for-sale and held- to-maturity securities	-8,399	0	0	-8,399	-23,957	49,419	0	25,462
Total non-interest income / (loss)	1,719,500	-180,035	0	1,539,465	778,566	-110,743	0	667,823
Income / (loss) before income tax	809,905	-180,035	0	629,870	-150,352	-115,341	0	-265,693
Income tax (expense ) / benefit	-220,624	44,038	0	-176,586	-61,634	19,323	0	-42,311
Net income / (loss)	589,281	-135,997	0	453,284	-211,986	-96,018	0	-308,004
Less: Net income attributable to the non-controlling interest	-62,232	0	0	-62,232	-56,075	9,307	0	-46,768
NET INCOME / (LOSS) attributable to NBG shareholders	527,049	-135,997	0	391,052	-268,061	-86,711	0	-354,772

STATEMENT OF COMPREHENSIVE INCOME	Year ended December 31, 2009			Year ended December 31, 2010
	As reported	Adjustments	As restated	As reported	Adjustments	As restated
	(EUR in thousands)
Net income / (loss)	589,281	-135,997	453,284	-211,986	-96,018	-308,004
Other comprehensive income / (loss) net of tax:
Foreign currency translation adjustments	-56,969	0	-56,969	191,150	154	191,304
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period, net of tax	212,057	0	212,057	-2,169,098	130,710	-2,038,388
Less: reclassification adjustment for net (gains)/losses included in net income, net of tax	-274,969	0	-274,969	-55,425	-38,547	-93,972
Total net (losses)/gains on available-for-sale securities	210,581	0	210,581	-2,154,010	92,163	-2,061,847
Total other comprehensive income / (loss), net of tax	177,844	0	177,844	-1,948,255	92,316	-1,855,938
Comprehensive income / (loss)	767,125	-135,997	631,128	-2,160,241	-3,701	-2,163,942
Less: Comprehensive (income) /loss attributable to the non-controlling interest	-60,364	0	-60,364	-59,514	215	-59,299
Comprehensive income / (loss) attributable to NBG shareholders	706,761	-135,997	570,764	-2,219,755	-3,486	-2,223,241
Earnings / (loss) per share
Basic EPS	0.73	-0.20	0.53	-0.45	-0.11	-0.56
Diluted EPS	0.73	-0.20	0.53	-0.45	-0.11	-0.56

REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS (Details)	Apr. 30, 2012	Dec. 31, 2011
Exchange Rate [Abstract]
Exchange Rate Eur To Usd		0.7729
Foreign Currency Translation Abstract
Foreign Currency Exchange Rate Translation	0.7559

MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Sep. 30, 2009 EUR (€)	Jun. 29, 2011 Cpt Investments Ltd [Member] EUR (€)	Dec. 31, 2009 Hellenic Postal Savings Bank Sa [Member]	Jun. 30, 2009 Hellenic Postal Savings Bank Sa [Member]	Jan. 18, 2010 Aktor Fm Sa [Member] EUR (€)	Sep. 30, 2009 Nbg Pangaea Sa [Member]	Sep. 15, 2009 Phosphoric Fertilisers Industry Sa [Member] EUR (€)	Oct. 14, 2009 Larco Sa [Member] EUR (€)	Aug. 17, 2010 Stopanska Banka Ad Skopje [Member] EUR (€)	Sep. 03, 2010 Nbg Factoring Romania Ifn Sa [Member]	Nov. 04, 2010 Finansbank [Member] USD ($)	Nov. 04, 2010 Finansbank [Member] TRY	Aug. 13, 2010 Finans Leasing [Member] EUR (€)	Aug. 13, 2010 Finans Leasing [Member] TRY	Dec. 31, 2011 Finans Yatrim Ortakligi As [Member] TRY	Apr. 30, 2010 Finans Yatrim Ortakligi As [Member] TRY	Dec. 31, 2010 Finans Finansal Kiralama As [Member] TRY
Effects Of Changes In Ownership [Abstract]
Net income / (loss) attributable to NBG shareholders	$ (19,234,907,000)	€ (14,539,668,000)	€ (354,772,000)	[1]	€ 391,052,000	[1]
Increase in NBG's paid-in-capital for purchase of 49,9% of CPT Investments Ltd		216,861,000	0		0
Increase Decrease In Paid In Capital Due To Minor Changes In Participations In Other Subsidiaries		2,623,000	4,078,000		(297,000)
Net transfers to/from noncontrolling interest		219,484,000	4,078,000	[1]	(297,000)	[1]
Change From Net Income Loss And Transfers To From Noncontrolling Interest		(14,320,184,000)	(350,694,000)	[1]	390,755,000	[1]
Mergers Acquisitions Disposals Disclosure Textual Details [Line Items]
Disposal by the Bank/ Group of (in %)																					20.88%	10.73%
Total consideration agreed (in EUR)								587,800,000					18,900,000	20,500,000	35,200,000
Acquisition by Bank / Group (in %)								49.90%											27.30%	27.30%			5.11%
Total consideration agreed											161,500								42,300,000
Total consideration agreed (in TL)																				81,700,000	5,000,000	2,700,000	20,500,000
Total Group shareholding including this transaction								100.00%			35.00%								90.90%	90.90%	52.10%	71.93%
Aquisition by the Bank due to its participation to share capital increase of PSB (in number of shares)										9,420,000
Aquisition by the Bank of shares (in number of shares)									200,000		53,846
Total Bank shareholding in PSB including this transaction									6.69%
Price per share (in EUR)											€ 3
Bank contributed to NBG Pangaea S.A. (number of properties)												241
Net book value of 241 properties (in EUR)							164,800,000
Amount deposited in escrow account (in EUR)													2,600,000
Loss on disposal (in EUR)													10,000,000
Total Bank shareholding in Larco before this transaction (in %)														36.43%
Total Bank shareholding in Larco including this transaction (in %)														33.36%
The Bank aquired from European Bank for Reconstruction and Development (EBRD) % of share capital of (in %)															21.60%
The Bank aquired from International Finance Association (IFC) % of share capital of (in %)															10.80%
Banca Romaneasca owns (in %)																99.00%
NBG Leasing IFN S.A. owns (in %)																1.00%
Share capital increase (in TL)																		551,300,000
Of which in cash (in TL)																		547,100,000
and the remaining by capitalisation of reserves																		4,100,000
Cash contribution by the Bank / Group to share capital increase of (in TL)																		518,700,000
The contribution was partially covered by the proceeds from repayment by Finasbank of subordinated debt (in TL)																		495,800,000
The contribution covered by the proceeds from repayment by Finasbank of subordinated debt (in USD)																	325,000,000
The contribution was partially covered by the reinvestment of dividend (in TL)																		22,900,000
Consideration paid in cash (in EUR)								42,900,000
Consideration used to waive of debt (in EUR)								€ 544,900,000
Mergers Acquisitions Disposals Parentheticals [Abstract]
purchase of CPT Investments Ltd	49.90%	49.90%

[1]	As restated. See Note 43 for more information.

CASH AND DUE FROM BANKS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2008 EUR (€)
Cash And Due From Banks Details [Abstract]
Current accounts with banks		€ 444,730		€ 183,738
Cash and similar items		1,058,153		992,265
Current account with central bank		209,730		254,114
Other		5,123		6,040
Total	$ 2,272,438	€ 1,717,736	$ 1,899,930	€ 1,436,157	[1]	€ 1,430,381	[1]	€ 1,540,180	[1]

[1]	As restated. See Note 43 for more information.

DEPOSITS WITH CENTRAL BANK (Details)	Dec. 31, 2011
Deposits With Central Bank Details [Abstract]
Obligatory Deposits In Central Bank As Percentage Of Total Customer Deposits	2.00%
Interest Rate Of Obligatory Deposits In Central Bank	1.00%

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities Purchased Under Agreements To Resell Details [Abstract]
Customer Securities For Which Entity Has Right To Sell Or Repledge Fair Value Of Securities Sold Or Repledged	€ 328,031	€ 98,500

INTEREST BEARING DEPOSITS WITH BANKS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Placements [Abstract]
Placements In EUR		€ 2,886,597	€ 5,894,673
Placements in other currencies		881,027	504,094
Total	4,984,289	3,767,624	6,398,767	[1]
Maturity analysis:
Up to 3 months		3,567,531	6,179,752
From 3 months to 1 year		26,045	44,742
Over 1 year		174,048	174,273
Total	$ 4,984,289	€ 3,767,624	€ 6,398,767	[1]

[1]	As restated. See Note 43 for more information.

TRADING ASSETS (Details)	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Trading Greek Government Bonds [Member] EUR (€)		Dec. 31, 2010 Trading Greek Government Bonds [Member] EUR (€)		Dec. 31, 2011 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2011 Trading Debt Securities Issued By Greek Financial Institutions [Member] EUR (€)		Dec. 31, 2010 Trading Debt Securities Issued By Greek Financial Institutions [Member] EUR (€)		Dec. 31, 2011 Trading Debt Securities Issued By Foreign Financial Institutions [Member] EUR (€)	Dec. 31, 2010 Trading Debt Securities Issued By Foreign Financial Institutions [Member] EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)		Dec. 31, 2011 Trading Equity Securities Issued By Domestic Companies [Member] EUR (€)	Dec. 31, 2010 Trading Equity Securities Issued By Domestic Companies [Member] EUR (€)		Dec. 31, 2011 Trading Equity Securities Issued By Foreign Companies [Member] EUR (€)	Dec. 31, 2010 Trading Equity Securities Issued By Foreign Companies [Member] EUR (€)		Dec. 31, 2011 Trading Mutual Fund Units [Member] EUR (€)	Dec. 31, 2010 Trading Mutual Fund Units [Member] EUR (€)		Dec. 31, 2011 Trading Greek Treasury Bills [Member] EUR (€)	Dec. 31, 2010 Trading Greek Treasury Bills [Member] EUR (€)		Dec. 31, 2011 Trading Foreign Treasury Bills [Member] EUR (€)	Dec. 31, 2010 Trading Foreign Treasury Bills [Member] EUR (€)
Schedule Of Trading Securities And Other Trading Assets
Trading assets	€ 2,964,088,000	€ 2,785,322,000	[1]		$ 3,921,270,000	€ 259,233,000		€ 797,377,000	[1]	€ 219,807,000		€ 177,333,000	[1]	€ 44,395,000		€ 300,041,000	[1]	€ 110,026,000	€ 398,845,000	[1]	€ 10,876,000		€ 16,956,000	[1]	€ 5,547,000	€ 110,448,000	[1]	€ 7,767,000	€ 6,082,000	[1]	€ 8,750,000	€ 10,272,000	[1]	€ 5,408,000	€ 19,854,000	[1]	€ 2,268,222,000	€ 934,552,000	[1]	€ 24,057,000	€ 13,562,000	[1]
Transfer Of Investments [Abstract]
Transferred to AFS		200,381,000	[1]			24,875,000	[1]			29,376,000	[1]			4,810,000	[1]						141,320,000	[1]
Transferred to HTM		263,791,000	[1]			263,791,000	[1]			0	[1]			0	[1]						0	[1]
Total		464,172,000	[1]			288,666,000	[1]			29,376,000	[1]			4,810,000	[1]						141,320,000	[1]
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	713,711,000	288,545,000		78,316,000
Securities that are pledged as collateral incleded in trading assets	€ 927,300,000	€ 1,564,500,000

[1]	As restated. See Note 43 for more information.

DERIVATIVES (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Credit Value Adjustment [Abstract]
Credit Value Adjustment Cumulative Loss			€ (92,000,000)		€ (97,100,000)
Credit Value Adjustment Cumulative Gain	158,700,000
Cash And Securities Posted As Collateral Under Derivatives Agreements	2,178,300,000		1,189,800,000
Cash And Securities Held As Collateral Under Derivatives Agreements	501,700,000		179,100,000
OTC two day cash settlement	27,000,000		38,700,000
Interest rate swaps and cross currency interestrate swaps
Derivative Instruments Gain Loss
Net gains/(losses)	(1,588,841,000)		(590,551,000)	[1]	(410,451,000)	[1]
Financial Futures [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	(92,185,000)		(227,366,000)	[1]	(6,590,000)	[1]
Foreign exchange swaps
Derivative Instruments Gain Loss
Net gains/(losses)	(9,723,000)		13,433,000	[1]	51,582,000	[1]
Forward Rate Agreements [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	3,829,000		(8,928,000)	[1]	3,948,000	[1]
Options [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	415,621,000		(123,067,000)	[1]	(916,000)	[1]
Outright foreign exchange forwards
Derivative Instruments Gain Loss
Net gains/(losses)	96,158,000		(8,235,000)	[1]	14,696,000	[1]
Commodity Swaps And Other [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	(236,000)		5,453,000	[1]	0	[1]
Cross Currency Interest Rate Swap [Member]
Derivative Assets [Abstract]
Contract / Notional amount	6,736,338,000	[2]	3,454,366,000	[1],[2]
Fair value	792,046,000	[2]	181,275,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	4,328,113,000	[2]	3,624,583,000	[1],[2]
Fair value	542,310,000	[2]	372,528,000	[1],[2]
Financial Futures
Derivative Assets [Abstract]
Contract / Notional amount	346,708,000	[2]	3,335,302,000	[1],[2]
Fair value	8,142,000	[2]	3,252,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,433,408,000	[2]	814,882,000	[1],[2]
Fair value	8,369,000	[2]	10,014,000	[1],[2]
Foreign exchange swaps
Derivative Assets [Abstract]
Contract / Notional amount	3,003,201,000	[2]	3,706,230,000	[1],[2]
Fair value	55,768,000	[2]	142,146,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,643,232,000	[2]	2,257,001,000	[1],[2]
Fair value	27,359,000	[2]	86,943,000	[1],[2]
Forward Rate Agreements [Member]
Derivative Assets [Abstract]
Contract / Notional amount	69,865,000	[2]	70,070,000	[1],[2]
Fair value	608,000	[2]	1,334,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	80,441,000	[2]	23,968,000	[1],[2]
Fair value	2,463,000	[2]	6,020,000	[1],[2]
Interest rate swaps and cross currency interestrate swaps
Derivative Assets [Abstract]
Contract / Notional amount	22,598,883,000	[2]	31,524,946,000	[1],[2]
Fair value	2,594,929,000	[2]	1,209,336,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	26,376,089,000	[2]	22,884,544,000	[1],[2]
Fair value	3,580,272,000	[2]	1,202,172,000	[1],[2]
Options [Member]
Derivative Assets [Abstract]
Contract / Notional amount	4,794,160,000	[2]	3,431,994,000	[1],[2]
Fair value	114,378,000	[2]	87,433,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	3,033,158,000	[2]	2,687,135,000	[1],[2]
Fair value	108,859,000	[2]	90,202,000	[1],[2]
Outright foreign exchange forwards
Derivative Assets [Abstract]
Contract / Notional amount	889,417,000	[2]	352,532,000	[1],[2]
Fair value	39,744,000	[2]	7,932,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,422,942,000	[2]	402,030,000	[1],[2]
Fair value	47,114,000	[2]	12,668,000	[1],[2]
Commodity Swaps And Other [Member]
Derivative Assets [Abstract]
Contract / Notional amount	1,293,000	[2]	22,041,000	[1],[2]
Fair value	285,000	[2]	1,562,000	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,444,000	[2]	22,571,000	[1],[2]
Fair value	239,000	[2]	1,923,000	[1],[2]
Credit Derivatives [Member]
Derivative Assets [Abstract]
Contract / Notional amount	7,803,000	[2]	0	[1],[2]
Fair value	65,000	[2]	0	[1],[2]
Derivative Liabilities [Abstract]
Contract / Notional amount	46,820,000	[2]	0	[1],[2]
Fair value	€ 3,503,000	[2]	€ 0	[1],[2]

[1]	As restated. See Note 43 for more information.
[2]	Includes both long and short derivative positions.

INVESTMENT SECURITIES (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2010 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2009 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2011 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2009 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2011 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)		Dec. 31, 2011 Domestic Equity Securities [Member] EUR (€)	Dec. 31, 2010 Domestic Equity Securities [Member] EUR (€)		Dec. 31, 2011 Foreign Equity Securities [Member] EUR (€)	Dec. 31, 2010 Foreign Equity Securities [Member] EUR (€)		Dec. 31, 2011 Mutual Fund Units [Member] EUR (€)	Dec. 31, 2010 Mutual Fund Units [Member] EUR (€)		Dec. 31, 2009 Mutual Fund Units [Member] EUR (€)	Dec. 31, 2011 Total Available For Sale Securities [Member] EUR (€)	Dec. 31, 2010 Total Available For Sale Securities [Member] EUR (€)		Dec. 31, 2011 Foreign Treasury Bills [Member] EUR (€)	Dec. 31, 2010 Foreign Treasury Bills [Member] EUR (€)		Dec. 31, 2011 Corporate Debt Securities Member EUR (€)	Dec. 31, 2010 Corporate Debt Securities Member EUR (€)	Dec. 31, 2009 Corporate Debt Securities Member EUR (€)	Dec. 31, 2011 Equity Securities Member EUR (€)	Dec. 31, 2010 Equity Securities Member EUR (€)	Dec. 31, 2009 Equity Securities Member EUR (€)	Dec. 31, 2011 Other Than Temporary Impairment Of Greek Government Bonds Due To Private Sector Involvement [Member] EUR (€)	Dec. 31, 2010 Other Than Temporary Impairment Of Greek Government Bonds Due To Private Sector Involvement [Member] EUR (€)	Dec. 31, 2009 Other Than Temporary Impairment Of Greek Government Bonds Due To Private Sector Involvement [Member] EUR (€)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost							€ 3,730,682,000	€ 9,581,861,000	[1]		€ 3,154,367,000	€ 3,671,148,000	[1]		€ 701,889,000	€ 1,093,095,000	[1]	€ 715,904,000	€ 1,414,465,000	[1]	€ 56,968,000	€ 145,444,000	[1]	€ 42,107,000	€ 145,022,000	[1]	€ 452,200,000	€ 510,566,000	[1]		€ 9,035,247,000	€ 16,781,722,000	[1]	€ 181,130,000	€ 220,121,000	[1]
Gross Unrealized Gains							0	0	[1]		7,840,000	92,991,000	[1]		685,000	3,000	[1]	32,653,000	66,649,000	[1]	817,000	1,535,000	[1]	6,121,000	4,394,000	[1]	2,254,000	6,296,000	[1]		50,423,000	171,870,000	[1]	53,000	2,000	[1]
Gross unrealized (Losses)							(33,304,000)	(2,925,797,000)	[1]		(108,456,000)	(3,433,000)	[1]		(242,048,000)	(254,310,000)	[1]	(93,675,000)	(58,822,000)	[1]	(165,000)	(483,000)	[1]	(3,273,000)	(2,918,000)	[1]	(32,292,000)	(17,516,000)	[1]		(513,946,000)	(3,265,082,000)	[1]	(733,000)	(1,803,000)	[1]
Available-for-sale securities	11,339,759,000	8,571,724,000	13,688,510,000	[1]			3,697,378,000	6,656,064,000	[1]		3,053,751,000	3,760,706,000	[1]		460,526,000	838,788,000	[1]	654,882,000	1,422,292,000	[1]	57,620,000	146,496,000	[1]	44,955,000	146,498,000	[1]	422,162,000	499,346,000	[1]		8,571,724,000	13,688,510,000	[1]	180,450,000	218,320,000	[1]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months							1,327,674,000	2,359,733,000	[1]		2,403,878,000	149,404,000	[1]		17,900,000	203,619,000	[1]	137,609,000	112,656,000	[1]	506,000	1,334,000	[1]	3,274,000	14,829,000	[1]	231,391,000	248,259,000	[1]		4,151,554,000	3,143,860,000	[1]	29,322,000	54,026,000	[1]
Unrealized Losses Less than 12 months							(33,304,000)	(688,778,000)	[1]		(91,797,000)	(2,966,000)	[1]		(9,467,000)	(12,047,000)	[1]	(16,698,000)	(4,294,000)	[1]	(165,000)	(453,000)	[1]	(3,063,000)	(2,040,000)	[1]	(23,362,000)	(4,209,000)	[1]		(178,589,000)	(716,590,000)	[1]	(733,000)	(1,803,000)	[1]
Fair Value 12 months or longer							0	3,944,167,000	[1]		60,037,000	46,623,000	[1]		335,976,000	632,081,000	[1]	216,391,000	417,257,000	[1]	0	127,000	[1]	1,121,000	2,024,000	[1]	74,011,000	131,327,000	[1]		687,536,000	5,173,606,000	[1]	0	0	[1]
Unrealized Losses 12 months or longer							0	(2,237,019,000)	[1]		(16,659,000)	(467,000)	[1]		(232,581,000)	(242,263,000)	[1]	(76,977,000)	(54,528,000)	[1]	0	(30,000)	[1]	(210,000)	(878,000)	[1]	(8,930,000)	(13,307,000)	[1]		(335,357,000)	(2,548,492,000)	[1]	0	0	[1]
Fair Value Total							1,327,674,000	6,303,900,000	[1]		2,463,915,000	196,027,000	[1]		353,876,000	835,700,000	[1]	354,000,000	529,913,000	[1]	506,000	1,461,000	[1]	4,395,000	16,853,000	[1]	305,402,000	379,586,000	[1]		4,839,090,000	8,317,466,000	[1]	29,322,000	54,026,000	[1]
Unrealized Losses Total							(33,304,000)	(2,925,797,000)	[1]		(108,456,000)	(3,433,000)	[1]		(242,048,000)	(254,310,000)	[1]	(93,675,000)	(58,822,000)	[1]	(165,000)	(483,000)	[1]	(3,273,000)	(2,918,000)	[1]	(32,292,000)	(17,516,000)	[1]		(513,946,000)	(3,265,082,000)	[1]	(733,000)	(1,803,000)	[1]
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales		131,836,000	198,010,000		398,149,000		83,573,000	3,138,000		222,052,000	21,607,000	177,592,000		125,462,000													11,832,000	8,226,000		18,670,000							13,108,000	4,666,000	19,041,000	1,716,000	4,388,000	12,924,000
Gross realized losses on sales of available for sale securities		(151,302,000)	(83,051,000)		(48,220,000)		(142,205,000)	(68,507,000)		(16,153,000)	(7,410,000)	(12,387,000)		(3,439,000)													(87,000)	(14,000)		(378,000)							(316,000)	(2,143,000)	(20,512,000)	(1,284,000)	0	(7,738,000)
Net gains/(losses) on available-for-sale securities	(25,752,000)	(19,466,000)	114,959,000	[1]	349,929,000	[1]
Other-Than-Temporary-Impairment		(9,173,713,000)	(89,497,000)		(358,328,000)																						(36,460,000)	(4,299,000)		(19,712,000)							(142,973,000)	0	(151,474,000)	(223,366,000)	(85,198,000)	(187,142,000)	(8,770,914,000)	0	0
Net gains / (losses) on investment securities	(12,161,898,000)	(9,193,179,000)	25,462,000	[1]	(8,399,000)	[1]
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less		541,384,000	1,110,912,000	[1]
Due from one to five years		4,524,571,000	6,121,884,000	[1]
Due from five to ten years		2,085,817,000	4,672,859,000	[1]
Due after ten years		1,332,200,000	4,075,035,000	[1]
Total debt securities		8,483,972,000	15,980,690,000	[1]
Other non debt securities		551,275,000	801,032,000	[1]
Total		9,035,247,000	16,781,722,000	[1]
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less		520,431,000	1,096,958,000	[1]
Due from one to five years		4,293,808,000	5,633,279,000	[1]
Due from five to ten years		1,947,161,000	3,627,756,000	[1]
Due after ten years		1,285,587,000	2,538,177,000	[1]
Total debt securities		8,046,987,000	12,896,170,000	[1]
Other non debt securities		524,737,000	792,340,000	[1]
Total		8,571,724,000	13,688,510,000	[1]
Available For Sale Securities Textuals [Abstract]
Trading Reclass to AFS			200,400,000
AFS Reclass to HTM			1,912,600,000
AFS pledged as collateral		€ 4,923,700,000	€ 6,483,000,000
For the majority of these investments the unrealized loss is less than					20.00%
And the remaining unrealized loss is marginally above					20.00%
All mutual fund units with unrealized losses existing for twelve months or more have losses of less than					20.00%

[1]	As restated. See Note 43 for more information.

INVESTMENT SECURITIES (Details 2)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 Impact Of Psi Available For Sale [Member] EUR (€)	Dec. 31, 2011 Impact Of Psi Held To Maturity [Member] EUR (€)	Dec. 31, 2011 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2010 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2011 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)		Dec. 31, 2011 Foreign Treasury Bills [Member] EUR (€)	Dec. 31, 2010 Foreign Treasury Bills [Member] EUR (€)
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	$ 1,325,839,000	€ 1,002,202,000	€ 3,598,285,000	[1]			€ 845,015,000	€ 3,473,774,000	[2]	€ 107,206,000	€ 105,671,000	[2]			€ 0	€ 5,000,000	[2]	€ 49,981,000	€ 13,840,000	[2]
Gross Unrecognized Gains		8,258,000	8,263,000	[2]			0	0	[2]	8,258,000	8,263,000	[2]	0	[2]	0	0	[2]
Gross Unrecognized (Losses)		(47,159,000)	(986,023,000)	[2]			(40,589,000)	(983,862,000)	[2]	(6,570,000)	(2,161,000)	[2]	0	[2]	0	0	[2]
Fair Value							804,426,000	2,489,912,000	[2]	108,894,000	111,773,000	[2]			0	5,000,000	[2]	49,981,000	13,840,000	[2]
Held To Maturity Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months		5,326,000	1,291,452,000				0	1,291,452,000		5,326,000	0
Unrealized Losses Less than 12 months		(2,973,000)	(278,360,000)				0	(278,360,000)		(2,973,000)	0
Fair Value 12 months or longer		32,671,000	1,217,655,000				15,432,000	1,198,461,000		17,239,000	19,194,000
Unrealized Losses 12 months or longer		(44,186,000)	(707,663,000)				(40,589,000)	(705,502,000)		(3,597,000)	(2,161,000)
Fair Value Total		37,997,000	2,509,107,000				15,432,000	2,489,913,000		22,565,000	19,194,000
Unrealized Losses Total		(47,159,000)	(986,023,000)				(40,589,000)	(983,862,000)		(6,570,000)	(2,161,000)
Scheduled Maturities Of Held To Maturity Securities Amortized Cost [Abstract]
Due in one year or less		148,409,000	186,284,000
Due from one to five years		376,198,000	1,319,602,000
Due from five to ten years		389,799,000	1,946,552,000
Due after ten years		87,796,000	145,847,000
Total		1,002,202,000	3,598,285,000
Scheduled Maturities Of Held To Maturity Securities Fair Value [Abstract]
Due in one year or less		148,481,000	182,659,000
Due from one to five years		332,636,000	1,084,346,000
Due from five to ten years		386,202,000	1,228,937,000
Due after ten years		95,982,000	124,583,000
Total		963,301,000	2,620,525,000
Held To Maturity Securities Textuals [Abstract]
Trading and AFS Reclass to HTM			2,176,400,000
Unrealized losses in AOCI relating to HTM securities reclassified from AFS		16,700,000	171,000,000
Unrealized losses for 12 months or longer in AOCI relating to HTM securities reclassified from AFS		16,700,000	169,100,000
HTM pledged as collateral		780,000,000	1,963,500,000
Impact Of Psi [Line Items]
Nominal amount		11,979,870,000			8,929,319,000	3,050,551,000
Carrying amount before impairment		5,505,977,000			2,369,692,000	3,136,285,000
Fair Value		3,158,657,000			2,369,692,000	788,965,000
Impact on earnings due to OTTI		(8,770,914,000)			(6,304,467,000)	(2,466,447,000)
Impact on equity due to OTTI		(2,347,320,000)			0	(2,347,320,000)
Amount reclassified from AOCI		(6,423,594,000)			(6,304,467,000)	(119,127,000)
FX Gain included in income statement due to OTTI from PSI		135,700,000
a bond in the available-for-sale investment securities with nominal amount		1,434,700,000
a bond in available-for-sale investment securities with fair value		1,322,700,000
unrealized loss on greek government bonds		27,400,000
Available for sale investment securities bond with nominal value		12,100,000
Available for sale investment securities bond with carrying value		5,000,000
Held To Maturity Investment Securities Bond With Nominal Amount		57,700,000
Held To Maturity Investment Securities Bond With Carrying Amount		€ 56,000,000

[1]	As restated. See Note 43 for more information.
[2]	As restated

EQUITY METHOD INVESTMENTS (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 Phosphoric Fertilizers Industry Sa [Member] EUR (€)	Dec. 31, 2011 Social Securities Funds Management Sa [Member] EUR (€)	Dec. 31, 2009 Social Securities Funds Management Sa [Member] EUR (€)	Dec. 31, 2011 Planet Sa [Member] EUR (€)
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments	€ 59,139,000	€ 50,094,000	[1]	€ 25,327,000	$ 78,237,000
Revenue	77,406,000	127,630,000		258,841,000
Gross profit	29,804,000	40,056,000		(19,054,000)
Net earnings	6,774,000	12,510,000		(128,247,000)
Group's equity in net earnings	8,661,000	9,245,000		(18,550,000)
Dividends received by the Group	2,785,000	1,541,000		389,000
Current assets	91,871,000	79,766,000		177,876,000
Non-current assets	511,932,000	486,486,000		696,071,000
Current liabilities	30,077,000	28,696,000		235,615,000
Non-current liabilities	488,387,000	461,376,000		642,407,000
Net assets	85,339,000	76,180,000		(4,075,000)
Group's equity in net assets	38,974,000	47,695,000		23,136,000
Schedule Of Equity Method Investments
Percentage of disposal								20.00%
Total consideration agreed on disposal of investment								1,300,000
The loss realized upon disposal						10,000,000
The gain realized upon disposa							600,000
Impairment Loss For Investment									€ 1,700,000

[1]	As restated. See Note 43 for more information.

LOANS AND ALLOWANCE FOR LOAN LOSSES (Details)	12 Months Ended																													12 Months Ended
	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 USD ($)	Dec. 31, 2011 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2010 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2011 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2010 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2011 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2010 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2011 Loans Past Due 31 To 89 Days [Member] EUR (€)	Dec. 31, 2010 Loans Past Due 31 To 89 Days [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2011 Loans Current [Member] EUR (€)	Dec. 31, 2010 Loans Current [Member] EUR (€)	Dec. 31, 2011 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2010 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2011 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2010 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2011 Commercial Portfolio Segment [Member] EUR (€)		Dec. 31, 2010 Commercial Portfolio Segment [Member] EUR (€)		Dec. 31, 2011 Consumer Portfolio Segment [Member] EUR (€)		Dec. 31, 2010 Consumer Portfolio Segment [Member] EUR (€)		Dec. 31, 2011 Loans Greek [Member] EUR (€)	Dec. 31, 2010 Loans Greek [Member] EUR (€)	Dec. 31, 2011 Loans Foreign [Member] EUR (€)	Dec. 31, 2010 Loans Foreign [Member] EUR (€)
Consumer:
Residential mortgages																																						€ 18,762,689,000	€ 19,544,275,000	€ 4,148,062,000	€ 4,725,702,000
Credit card																																						1,527,119,000	1,773,156,000	3,763,261,000	3,503,593,000
Auto financing																																						308,598,000	405,734,000	144,085,000	205,996,000
Other consumer																																						4,763,063,000	4,852,444,000	2,990,411,000	3,084,471,000
Total consumer																																						25,361,469,000	26,575,609,000	11,045,819,000	11,519,762,000
Commercial:
Industry and mining																																						4,084,213,000	3,675,468,000	3,020,134,000	2,974,037,000
Small scale industry																																						1,962,344,000	2,090,239,000	1,295,509,000	1,449,556,000
Trade																																						7,374,620,000	7,788,532,000	3,600,619,000	3,784,789,000
Construction																																						1,131,868,000	1,226,936,000	1,629,284,000	1,597,771,000
Tourism																																						479,955,000	484,394,000	279,303,000	396,622,000
Shipping and transportation																																						2,216,777,000	2,152,631,000	799,940,000	780,670,000
Commercial mortgages																																						774,709,000	880,697,000	647,331,000	700,715,000
Public sector																																						8,711,152,000	8,860,862,000	280,712,000	392,521,000
Other																																						88,376,000	247,319,000	1,479,101,000	1,707,828,000
Total commercial																																						26,824,014,000	27,407,078,000	13,031,933,000	13,784,509,000
Total loans																																						52,185,483,000	53,982,687,000	24,077,752,000	25,304,271,000
Unearned income																																						(92,749,000)	(58,824,000)	(167,629,000)	(189,694,000)
Loans, net of unearned income	76,002,857,000		79,038,440,000	[1]			100,546,179,000																															52,092,734,000	53,923,863,000	23,910,123,000	25,114,577,000
Less: Allowance for loan losses	(6,550,635,000)		(3,175,405,000)	[1]	(2,065,178,000)		(8,666,007,000)																							(3,989,607,000)		(1,498,065,000)		(2,561,028,000)		(1,677,340,000)		(5,433,828,000)	(2,122,803,000)	(1,116,807,000)	(1,052,602,000)
Net loans	69,452,222,000		75,863,035,000	[1]			91,880,172,000																															46,658,906,000	51,801,060,000	22,793,316,000	24,061,975,000
Allowance For Loan Losses [Abstract]
Balance at beginning of year	3,175,405,000	[1]	2,065,178,000		1,232,626,000		8,666,007,000																							1,498,065,000		1,061,031,000		1,677,340,000		1,004,147,000		5,433,828,000	2,122,803,000	1,116,807,000	1,052,602,000
Provision for loan losses	2,383,529,000		1,204,995,000		998,448,000																									1,384,529,000		493,190,000		999,000,000		711,805,000
Write-offs	(169,512,000)		(140,371,000)		(196,312,000)																									(84,061,000)		(86,628,000)		(85,451,000)		(53,743,000)
Recoveries	31,200,000		23,249,000		29,663,000																									7,565,000		12,171,000		23,635,000		11,078,000
Net write-offs	(138,312,000)		(117,122,000)		(166,649,000)																									(76,496,000)		(74,457,000)		(61,816,000)		(42,665,000)
Translation differences	(82,483,000)		22,354,000		753,000																									(28,987,000)		18,301,000		(53,496,000)		4,053,000
Allowance at end of year	6,550,635,000		3,175,405,000	[1]	2,065,178,000		8,666,007,000																							3,989,607,000		1,498,065,000		2,561,028,000		1,677,340,000		5,433,828,000	2,122,803,000	1,116,807,000	1,052,602,000
Provision For Loans Eligible To Psi	1,319,740,000	[2]	0	[2]	0	[2]																								1,319,740,000	[2]	0	[2]	0	[2]	0	[2]
Sale of impaired loans	(107,244,000)		0		0																									(107,244,000)				0		0
Roll Forward Of Impairment Loans [Abstract]
Opening balance as of January 1,	8,385,975,000		4,965,712,000
Impaired Loans In Period	12,712,334,000		4,102,230,000
Loans Transferred To Non Impaired Status	(238,211,000)		(174,282,000)
Impaired Loans Paid Off	(450,205,000)		(394,035,000)
Sale Of Impaired Loans	(107,244,000)		0
Impaired Loans Written Off	(169,512,000)		(140,371,000)
Foreign Exchange Differences	(191,146,000)		26,721,000
Closing balance as of December 31,	19,941,991,000		8,385,975,000		4,965,712,000
Impaired Loans For Greek State And Loans Exchanged In Psi	6,939,800,000
Total Loans To Greek State	5,160,819,000
Total Loans Eligible To Psi	1,779,022,000
Total Loans To Public Sector Entities	905,007,000
Total Corporate And Small Business Loans	766,551,000
Total Mortgage Loans	1,410,907,000
Total Loans	10,022,306,000
Total Securities	342,050,000
Total Other Assets	400,604,000
Total Loans Exposure To Greek State	10,764,960,000
Allowance For Loan Losses To Greek State	(400,609,000)
Allowance For Loan Losses Eligible To Psi	(1,319,739,000)
Allowance For Loan Losses To Public Sector Entities	(134,883,000)
Allowance For Corporate And Small Business Loan Losses	(98,425,000)
Allowance For Mortgage Loan Losses	0
Allowance For Total Loan Losses	(1,953,656,000)
Allowance For Securities Losses	0
Allowance For Other Assets Losses	(39,400,000)
Total Allowance For Loan Losses Exposure To Greek State	(1,993,056,000)
Greek
Residential mortgages														1,180,533,000	932,421,000	2,629,140,000	1,804,213,000	3,809,673,000	2,736,634,000	14,953,016,000	16,807,641,000	0	0	18,762,689,000	19,544,275,000	591,445,000	582,407,000	2,798,058,000	1,221,806,000
Credit card														64,609,000	106,041,000	540,059,000	490,398,000	604,668,000	596,439,000	922,451,000	1,176,717,000	0	0	1,527,119,000	1,773,156,000	22,561,000	46,866,000	517,498,000	443,532,000
Other consumer														326,768,000	286,487,000	1,669,764,000	1,145,713,000	1,996,532,000	1,432,200,000	3,075,129,000	3,825,978,000	0	0	5,071,661,000	5,258,178,000	71,133,000	36,534,000	1,994,051,000	1,109,179,000
Small business loans														213,343,000	197,777,000	1,094,178,000	745,299,000	1,307,521,000	943,076,000	2,562,702,000	3,279,205,000	0	0	3,870,223,000	4,222,281,000	15,488,000	23,482,000	1,477,372,000	721,817,000
Other commercial loans														285,165,000	281,222,000	1,753,830,000	893,968,000	2,038,995,000	1,175,190,000	20,914,796,000	22,009,607,000	0	0	22,953,791,000	23,184,797,000	69,278,000	41,997,000	1,936,790,000	851,971,000
Total Greek loans														2,070,418,000	1,803,948,000	7,686,971,000	5,079,591,000	9,757,389,000	6,883,539,000	42,428,094,000	47,099,148,000	0	0	52,185,483,000	53,982,687,000	769,905,000	731,286,000	8,723,769,000	4,348,305,000
Residential mortgages														203,456,000	204,578,000	177,586,000	158,984,000	381,042,000	363,562,000	3,492,116,000	3,811,916,000	274,904,000	550,224,000	4,148,062,000	4,725,702,000	174,000	97,000	248,797,000	158,887,000
Credit card														116,981,000	77,014,000	341,014,000	327,366,000	457,995,000	404,380,000	3,305,266,000	3,099,213,000	0	0	3,763,261,000	3,503,593,000	0	0	360,289,000	327,366,000
Other consumer														169,789,000	140,375,000	398,985,000	351,502,000	568,774,000	491,877,000	2,565,722,000	2,798,590,000	0	0	3,134,496,000	3,290,467,000	253,000	780,000	505,627,000	350,722,000
Small business loans														98,124,000	150,102,000	511,061,000	403,044,000	609,185,000	553,146,000	1,648,877,000	1,168,265,000	0	0	2,258,062,000	1,721,411,000	677,000	67,684,000	582,707,000	335,360,000
Other commercial loans														339,631,000	494,221,000	984,436,000	1,104,962,000	1,324,067,000	1,599,183,000	9,447,461,000	10,455,032,000	2,343,000	8,883,000	10,773,871,000	12,063,098,000	155,977,000	200,315,000	1,045,752,000	904,646,000
Total foreign loans														927,981,000	1,066,290,000	2,413,082,000	2,345,858,000	3,341,063,000	3,412,148,000	20,459,442,000	21,333,016,000	277,247,000	559,107,000	24,077,752,000	25,304,271,000	157,081,000	268,876,000	2,743,172,000	2,076,981,000
Total loans														2,998,399,000	2,870,238,000	10,100,053,000	7,425,449,000	13,098,452,000	10,295,687,000	62,887,536,000	68,432,164,000	277,247,000	559,107,000	76,263,235,000	79,286,958,000	926,986,000	1,000,162,000	11,466,941,000	6,425,286,000
Greek
Satisfactory								906,577,000	1,317,834,000	11,283,505,000	20,428,464,000	12,190,082,000	21,746,298,000
Watchlist								1,528,817,000	1,889,368,000	9,486,380,000	2,021,343,000	11,015,197,000	3,910,711,000
Substandard								1,434,829,000	1,015,079,000	2,183,906,000	734,990,000	3,618,735,000	1,750,069,000
Total Greek								3,870,223,000	4,222,281,000	22,953,791,000	23,184,797,000	26,824,014,000	27,407,078,000
Satisfactory								1,156,800,000	1,121,790,000	9,800,548,000	10,529,810,000	10,957,348,000	11,651,600,000
Watchlist								687,173,000	192,343,000	769,048,000	819,501,000	1,456,221,000	1,011,844,000
Substandard								414,089,000	407,278,000	204,275,000	713,787,000	618,364,000	1,121,065,000
Total Foreign								2,258,062,000	1,721,411,000	10,773,871,000	12,063,098,000	13,031,933,000	13,784,509,000
Total								€ 6,128,285,000	€ 5,943,692,000	€ 33,727,662,000	€ 35,247,895,000	€ 39,855,947,000	€ 41,191,587,000

[1]	As restated. See Note 43 for more information.
[2]	Provision due to PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI.

LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Jun. 20, 2011	May 06, 2011	Feb. 28, 2011	Jul. 29, 2010	Jun. 24, 2010	Jun. 21, 2010	Nov. 26, 2008
Loans
Specific allowance	€ 0		€ 0
Coefficient allowance	0		0
Homogeneous allowance	25,361,469,000		26,575,609,000
Foreign	10,770,915,000		10,969,538,000
Total loans	36,132,384,000		37,545,147,000
Allowance for loan loses
Specific allowance	0		0
Coefficient allowance	0		0
Homogeneous allowance	1,954,616,000		1,157,423,000
Foreign	606,107,000		519,917,000
Total loans	2,560,723,000		1,677,340,000
Loans
Specific allowance	9,033,028,000		908,611,000
Coefficient allowance	14,155,120,000		22,445,983,000
Homogeneous allowance	3,635,866,000		4,052,484,000
Foreign	13,029,590,000		13,775,626,000
Total loans	39,853,604,000		41,182,704,000
Allowance for loan loses
Specific allowance	2,811,450,000		564,598,000
Coefficient allowance	198,160,000		106,415,000
Homogeneous allowance	469,602,000		294,367,000
Foreign	510,700,000		532,685,000
Total loans	3,989,912,000		1,498,065,000
Loans
Total loans specific allowance	9,033,028,000		908,611,000
Total loans coefficient allowance	14,155,120,000		22,445,983,000
Total loans homogeneous allowance	28,997,335,000		30,628,093,000
Total loans foreign	23,800,505,000		24,745,164,000
Total	75,985,988,000		78,727,851,000
Allowance for loan loses
Total specific allowance	2,811,450,000		564,598,000
Total coefficient allowance	198,160,000		106,415,000
Total homogeneous allowance	2,424,218,000		1,451,790,000
Total foreign	1,116,807,000		1,052,602,000
Total Allowance For Loan Losses	6,550,635,000		3,175,405,000
Greek
Allowance for loan losses at year end	5,433,828,000		2,122,803,000
of which:
for impaired loans	5,288,044,000		2,019,934,000
for non-impaired loans	145,784,000		102,869,000
Impaired loans	16,551,465,000		5,630,572,000
Non-impaired loans	35,634,018,000		48,352,115,000
Foreign
Allowance for loan losses at year end	1,116,807,000		1,052,602,000
of which:
for impaired loans	1,077,811,000		909,073,000
for non-impaired loans	38,996,000		143,529,000
Impaired loans	3,390,526,000		2,755,403,000
Non-impaired loans	20,409,979,000		21,989,761,000
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans	11,835,132,000		6,595,708,000	3,035,646,000
Interest income recognized on a cash basis	107,586,000		86,742,000	30,377,000
Collateral Dependent Loans [Abstract]
Collateral dependent loans	1,216,833,000		538,316,000
Covered Bonds [Abstract]
Mortgages	16,550,590,000		15,561,399,000
of whch eligible collateral	14,211,435,000		14,038,207,000
Covered Bonds Parentheticals [Abstract]
Issuance of covered bonds Program I											10,000,000,000
Issuance of covered bonds Program II										15,000,000,000
Issued amount for Program I Series									1,000,000,000
Issued amount for Program I second tranche								500,000,000
Issued amount for Program II fifth series						500,000,000
Issued amount of Program II second tranche					1,000,000,000
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	0
Loans At Fiar Value Textual Details [Abstract]
Fair value of loans for which the Group elected to apply the Fair Value Option	277,247,000		559,107,000
Outstanding principal balance of loans for which the Group elected to apply the Fair Value Option	266,258,000		517,210,000
Net gains / (losses) resulting from changes in the fair value of these loans, recorded in net interest income before provision for loan losses	(25,757,000)		(9,947,000)
Loans for lease financing	1,634,225,000		1,847,008,000
Securitized Loans And Covered Bonds [Abstract]
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,035,809,000		1,161,510,000
Credit cards (Revolver 2008-1 Plc-December 2008)	1,065,395,000		1,244,399,000
Receivables from Public sector (Titlos Plc-February 2009)	4,760,210,000		5,276,774,000
Total	10,464,342,000		7,682,683,000
Mortgages (Spiti Plc-September 2011)	1,677,571,000		0
Auto loans (Autokinito Plc-September 2011)	430,644,000		0
Consumer Loans Agorazo Transferred	1,494,713,000		0
Securitized loans and Covered bonds
Cancellation Date	February 28, 2011
Apc Subordinated Loan Agreement Outstanding Balance			307,300,000
Securitized Loans Parentheticals [Abstract]
Balance of subordinated loans	199,800,000		307,300,000
Cancellation of Class A notes	500
Cancellation of Class B notes							One month Euribor plus 30 bps One month Euribor plus 60 bps
Eterika Plc I [Member]
Securitized loans and Covered bonds
Interest rate	Paid quarterly at a rate of three-month Euribor plus 30 bps
Principal amount	975,000
Cancellation Date	May 2010
Issue Date	July 31, 2008
Maturity Date	June 2035
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Commercial loans
Revolver Plc I [Member]
Securitized loans and Covered bonds
Interest rate	Paid monthly at a fixed rate of 2.6% per annum
Principal amount	1,000,000	[1],[2]
Issue Date	December 12, 2008
Maturity Date	September 2020
Description	Secured Floating Rate Notes- Class A
Type Of Collateral	Consumer loans and credit card accounts
Titlos Plc [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Principal amount	5,100,000	[3]
Issue Date	February 26, 2009
Maturity Date	September 2039
Description	Floating Rate Asset Backed Notes
Type Of Collateral	Receivables from Public sector
Spiti Plc I [Member]
Securitized loans and Covered bonds
Issuance date	September 20, 2011
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Principal amount	1,500,000,000	[1]
Maturity Date	September 2058
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Residential mortgages
Spiti Plc Ii [Member]
Securitized loans and Covered bonds
Issuance date	September 20, 2011
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 700 bps
Principal amount	249,500,000	[1]
Maturity Date	September 2058
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Residential mortgages
Revolver Plc Ii [Member]
Securitized loans and Covered bonds
Interest rate	Paid monthly at a fixed rate of 2.9% per annum
Principal amount	268,900	[1]
Issue Date	December 12, 2008
Maturity Date	September 2020
Description	Secured Floating Rate Notes- Class B
Type Of Collateral	Consumer loans and credit card accounts
Autokinito Plc I [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Principal amount	400,000	[1]
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Auto loans
Autokinito Plc Ii [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Principal amount	96,500	[1]
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Auto loans
Agorazo Plc I [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Principal amount	1,250,000	[1]
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Consumer loans
Agorazo Plc Ii [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
Principal amount	412,800	[1]
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Consumer loans
Eterika Plc Ii [Member]
Securitized loans and Covered bonds
Interest rate	Paid quarterly at a rate of three-month Euribor plus 250 bps
Principal amount	365,000
Cancellation Date	May 2010
Issue Date	July 31, 2008
Maturity Date	June 2035
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Commercial loans
Program I Third Series [Member]
Securitized loans and Covered bonds
Issuance date	October 7, 2009	[4],[5]
Interest payment period	Paid annually at a fixed coupon rate of 3.875%	[4],[5]
Principal amount	1,500,000,000	[4],[5]
Maturity Date	October 2016	[4],[5]
Type Of Collateral	Residential mortgage loans	[4],[5]
Program Ii First Series [Member]
Securitized loans and Covered bonds
Issuance date	June 24, 2010	[6],[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps	[6],[7]
Principal amount	1,500,000,000	[6],[7]
Maturity Date	June 2015 (with an additional ten-year extension option)	[6],[7]
Type Of Collateral	Residential mortgage loans	[6],[7]
Program Ii Second Series [Member]
Securitized loans and Covered bonds
Issuance date	June 24, 2010	[6],[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps	[6],[7]
Principal amount	1,500,000,000	[6],[7]
Maturity Date	June 2017 (with an additional ten-year extension option)	[6],[7]
Type Of Collateral	Residential mortgage loans	[6],[7]
Program Ii Third Series [Member]
Securitized loans and Covered bonds
Issuance date	June 24, 2010	[6],[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps	[6],[7]
Principal amount	1,500,000,000	[6],[7]
Maturity Date	June 2019 (with an additional ten-year extension option)	[6],[7]
Type Of Collateral	Residential mortgage loans	[6],[7]
Program Ii Fourth Series [Member]
Securitized loans and Covered bonds
Issuance date	November 25, 2010	[6]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps	[6]
Principal amount	1,500,000,000	[6]
Maturity Date	November 2018 (with an additional ten-year extension option)	[6]
Type Of Collateral	Residential mortgage loans	[6]
Program Ii Fifth Series [Member]
Securitized loans and Covered bonds
Issuance date	May 6, 2011	[6],[8]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps	[6],[8]
Principal amount	1,500,000,000	[6],[8]
Maturity Date	September 2013 (with an additional ten-year extension option)	[6],[8]
Type Of Collateral	Residential mortgage loans	[6],[8]
Program Ii Sixth Series [Member]
Securitized loans and Covered bonds
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps	[6]
Principal amount	1,300,000,000	[6]
Issue Date	May 6, 2011	[6]
Maturity Date	September 2014 (with an additional ten-year extension option)	[6]
Type Of Collateral	Residential mortgage loans	[6]
Loans Impaired Greek With No Related Allowance [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	20,749,000
Loans Impaired Greek With No Related Allowance Credit Cards [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	0
Interest income recognized during the period the loan was impaired	0
Interest income recognized on a cash basis	0
Loans Impaired Greek With No Related Allowance Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	35,760,000
Related allowance	0
Average recorded balance	107,137,000
Interest income recognized during the period the loan was impaired	1,899,000
Interest income recognized on a cash basis	0
Loans Impaired Foreign With No Related Allowance Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	2,770,000
Loans Impaired Greek With No Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	300,323,000		39,691,000
Related allowance			0
Average recorded balance			40,342,000
Interest income recognized during the period the loan was impaired	2,344,000		0
Interest income recognized on a cash basis	0		0
Loans Impaired Greek With Related Allowance Consumer Loans Residentia Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	2,798,057,000		1,733,171,000
Related allowance	(464,239,000)		(201,261,000)
Average recorded balance	2,264,525,000		1,251,762,000
Interest income recognized during the period the loan was impaired	0		3,623,000
Interest income recognized on a cash basis	20,433,000		3,857,000
Loans Impaired Greek With Related Allowance Consumer Loans Credit Cards [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	540,059,000		490,513,000
Related allowance	(398,737,000)		(318,815,000)
Average recorded balance	511,309,000		423,935,000
Interest income recognized during the period the loan was impaired	5,251,000		9,594,000
Interest income recognized on a cash basis	40,000		46,000
Loans Impaired Greek With Related Allowance Consumer Loans Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	1,994,087,000		1,413,059,000
Related allowance	(983,433,000)		(564,400,000)
Average recorded balance	1,709,580,000		983,960,000
Interest income recognized during the period the loan was impaired	3,447,000		9,914,000
Interest income recognized on a cash basis	17,347,000		9,117,000
Loans Impaired Greek With Related Allowance Commercial Loans Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	1,493,055,000		1,060,754,000
Related allowance	(555,348,000)		(362,827,000)
Average recorded balance	1,250,425,000		745,503,000
Interest income recognized during the period the loan was impaired	2,247,000		4,960,000
Interest income recognized on a cash basis	68,000		67,000
Loans Impaired Greek With Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	9,366,605,000		893,384,000
Related allowance	(2,886,287,000)		(572,631,000)
Average recorded balance	3,046,392,000		758,007,000
Interest income recognized during the period the loan was impaired	30,264,000		10,982,000
Interest income recognized on a cash basis	5,529,000		10,982,000
Total Greek Impaired Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	16,551,465,000		5,630,572,000
Related allowance	(5,288,044,000)		(2,019,934,000)
Average recorded balance	8,944,647,000		4,203,509,000
Interest income recognized during the period the loan was impaired	45,452,000		39,073,000
Interest income recognized on a cash basis	43,417,000		24,069,000
Loans Impaired Foreign With No Related Allowance Consumer Loans Residential Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	299,000		58,000
Related allowance	0		0
Average recorded balance	0		58,000
Interest income recognized during the period the loan was impaired	0		0
Interest income recognized on a cash basis	0		0
Loans Impaired Foreign With No Related Allowance Consumer Loans Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	208,000		172,000
Related allowance	0		0
Average recorded balance	14,000		87,000
Interest income recognized during the period the loan was impaired	0		0
Interest income recognized on a cash basis	0		0
Loans Impaired Foreign With No Related Allowance Commercial Loans Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	3,866,000		175,366,000
Related allowance	0		0
Average recorded balance	479,000		146,531,000
Interest income recognized during the period the loan was impaired	0		17,616,000
Interest income recognized on a cash basis	0		0
Loans Impaired Foreign With No Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	92,174,000		195,032,000
Related allowance	0		0
Average recorded balance	54,508,000		188,933,000
Interest income recognized during the period the loan was impaired	0		16,562,000
Interest income recognized on a cash basis	113,000		0
Loans Impaired Foreign With Related Allowance Consumer Loans Residential Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	234,935,000		122,052,000
Related allowance	(50,065,000)		(39,052,000)
Average recorded balance	199,139,000		106,753,000
Interest income recognized during the period the loan was impaired	7,378,000		8,000
Interest income recognized on a cash basis	810,000		586,000
Loans Impaired Foreign With Related Allowance Consumer Loans Credit Cards [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	354,851,000		318,868,000
Related allowance	(243,331,000)		(211,212,000)
Average recorded balance	322,110,000		288,394,000
Interest income recognized during the period the loan was impaired	5,000		0
Interest income recognized on a cash basis	18,329,000		15,344,000
Loans Impaired Foreign With Related Allowance Consumer Loans Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	502,651,000		305,615,000
Related allowance	(283,580,000)		(189,702,000)
Average recorded balance	444,415,000		279,818,000
Interest income recognized during the period the loan was impaired	12,408,000		4,536,000
Interest income recognized on a cash basis	17,824,000		15,853,000
Loans Impaired Foreign With Related Allowance Commercial Loans Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	609,818,000		373,159,000
Related allowance	(170,255,000)		(101,364,000)
Average recorded balance	551,683,000		216,889,000
Interest income recognized during the period the loan was impaired	20,032,000		6,367,000
Interest income recognized on a cash basis	337,000		39,000
Loans Impaired Foreign With Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	1,591,724,000		1,265,081,000
Related allowance	(330,580,000)		(367,743,000)
Average recorded balance	1,318,137,000		1,164,736,000
Interest income recognized during the period the loan was impaired	65,680,000		32,353,000
Interest income recognized on a cash basis	26,756,000		30,851,000
Total Foreign Impaired Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	3,390,526,000		2,755,403,000
Related allowance	(1,077,811,000)		(909,073,000)
Average recorded balance	2,890,485,000		2,392,199,000
Interest income recognized during the period the loan was impaired	105,503,000		77,442,000
Interest income recognized on a cash basis	64,169,000		62,673,000
Loans Impaired Greek With No Related Allowance Residential Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	20,469,000
Interest income recognized during the period the loan was impaired	0
Interest income recognized on a cash basis	0
Loans Impaired Greek With No Related Allowance Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Average recorded balance	34,810,000
Loans Impaired Greek With No Related Allowance Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	0
Interest income recognized during the period the loan was impaired	0
Interest income recognized on a cash basis	0
Fourth Series [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	March 18, 2010
Cancellation Date	November 30, 2010
Original Nomimal Amount in EUR	1,500,000,000
Cancelled amount in million EUR	1,000,000,000
First Series I [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	May 6, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	650,000,000
Second Series I [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	May 6, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	800,000,000
Fifth Series I [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	May 11, 2010
Cancellation Date	May 6, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	350,000,000
Second Series Ii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	June 2, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	150,000,000
First Series Ii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	June 20, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	300,000,000
Fifth Series Ii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	May 11, 2010
Cancellation Date	June 20, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	650,000,000
First Series Iii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	August 3, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	50,000,000	[9]
Second Series Iii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	August 3, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	50,000,000	[9]
Portfolio Segment Commercial [Member]
Greek
Allowance for loan losses at year end	3,478,907,000		965,380,000
of which:
for impaired loans	3,441,635,000		935,458,000
for non-impaired loans	37,272,000		29,922,000
Impaired loans	11,162,753,000		1,993,829,000
Non-impaired loans	15,661,261,000		25,413,249,000
Foreign
Allowance for loan losses at year end	510,700,000		532,685,000
of which:
for impaired loans	500,836,000		469,107,000
for non-impaired loans	9,864,000		63,578,000
Impaired loans	2,297,582,000		2,008,638,000
Non-impaired loans	10,732,008,000		11,766,988,000
Portfolio Segment Consumer [Member]
Greek
Allowance for loan losses at year end	1,954,921,000		1,157,423,000
of which:
for impaired loans	1,846,409,000		1,084,476,000
for non-impaired loans	108,512,000		72,947,000
Impaired loans	5,388,712,000		3,636,743,000
Non-impaired loans	19,972,757,000		22,938,866,000
Foreign
Allowance for loan losses at year end	606,107,000		519,917,000
of which:
for impaired loans	576,975,000		439,966,000
for non-impaired loans	29,132,000		79,951,000
Impaired loans	1,092,944,000		746,765,000
Non-impaired loans	€ 9,677,971,000		€ 10,222,773,000

[1]	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
[2]	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2010 and 2011, the balances of the subordinated loans were EUR 307.3 million and EUR 199.8 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.On February 28, 2011, a) EUR 500.0 million class A notes were cancelled and b) the interest was changed from one month-Euribor plus 30 bps to fixed 2.6% on the class A notes and from one-month Euribor plus 60 bps to fixed 2.9% on the class B notes. The class A notes have been rated B- by Fitch and CCC by Standard and Poor's.
[3]	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors.
[4]	EUR 10.0 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated B1 by Moody's and BB- by Fitch.
[5]	This issue is presented within ''Long-term debt''(see Note 24) since all bonds were sold to domestic and foreign investors.
[6]	EUR 15.0 billion covered bonds program ("Program II") established on June 21, 2010. The issues under this Program are currently rated B1 by Moody's and BBB- by Fitch.
[7]	Initially, on June 24, 2010 the Bank issued the three Series of EUR 1.0 billion each and on July 29, 2010, the Bank issued the second tranches of EUR 500.0 million each. On September 24, 2010 the two tranches of each Series were funged.
[8]	Initially, on May 6, 2011 the Bank issued the fifth Series of EUR 500.0 million and on June 20, 2011, the Bank issued the second tranche of EUR 1.0 billion and funged.
[9]	Repurchase and cancellation of EUR 50.0 million covered bonds, as these issues were sold on September 1, 2009 to institutional investors and presented within “Long-term debt” (see Note 24).

GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2010 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2011 Other Intangible Assets [Member] EUR (€)	Dec. 31, 2010 Other Intangible Assets [Member] EUR (€)	Dec. 31, 2011 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2010 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2011 Goodwill From International [Member] EUR (€)	Dec. 31, 2010 Goodwill From International [Member] EUR (€)	Dec. 31, 2011 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2010 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2011 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2010 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2011 Goodwill From Other [Member] EUR (€)	Dec. 31, 2010 Goodwill From Other [Member] EUR (€)
Goodwill by segment
Goodwill, opening		€ 3,499,078	[1]									€ 7,956	€ 7,956	€ 463,627	€ 476,221	€ 2,707,446	€ 2,600,143	€ 239,297	€ 239,297	€ 80,752	€ 82,630
Additions and foreign exchange differences												0	0	24,216	(6,274)	(414,015)	107,303	0	0	0	(1,878)
Impairment/write-offs	553,532	418,415		6,320	[1]	0	[1]					(7,956)	0	(125,148)	(6,320)	0	0	(236,727)	0	(48,584)	0
Goodwill, closing	3,559,815	2,690,864		3,499,078	[1]							0	7,956	362,695	463,627	2,293,431	2,707,446	2,570	239,297	32,168	80,752
Software and other intangibles
Gross carrying amount								543,019	504,164	367,523	393,186
Accumulated amortization								(343,368)	(298,092)	(168,182)	(139,367)
Net book value	$ 527,837	€ 398,992		€ 459,891	[1]			€ 199,651	€ 206,072	€ 199,341	€ 253,819

[1]	As restated. See Note 43 for more information.

GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2)	12 Months Ended										12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Trade Names Member EUR (€)	Dec. 31, 2010 Trade Names Member EUR (€)	Dec. 31, 2011 Mutual Funds Contracts [Member] EUR (€)	Dec. 31, 2010 Mutual Funds Contracts [Member] EUR (€)	Dec. 31, 2011 Core Deposits Member EUR (€)	Dec. 31, 2010 Core Deposits Member EUR (€)	Dec. 31, 2011 Customer Relationships Member EUR (€)	Dec. 31, 2010 Customer Relationships Member EUR (€)	Dec. 31, 2011 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2010 Computer Software Intangible Asset Member EUR (€)
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	$ 130,877,000	€ 98,930,000	€ 79,906,000	[1]	€ 65,260,000	[1]
Change In International [Abstract]
additions and disposals in other private equity business		20,600,000	6,100,000
foreign exchange differences-international		3,600,000	(18,600,000)
foreign exchange differences-Turkish		414,000,000	107,100,000
Impairment Losses		125,100,000	6,300,000
Impairment Of Ethniki General Insurance S.A.		236,700,000
Write off of Goodwill relating to Domestic Operations		56,500,000
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One		81,214,000
Future Amortization Expense Year Two		60,375,000
Future Amortization Expense Year Three		35,429,000
Future Amortization Expense Year Four		23,660,000
Future Amortization Expense Year Five		16,276,000
Goodwill Software And Other Intagibles Textual Details [Line Items]
Net book value											12,060,000	18,990,000	37,049,000	59,917,000	7,052,000	9,264,000
Minimum Usefull lives											6		6		11
Maximum Usefull lives											11		11		14
Turkish Banking Operations Terminal Growth Rate	6.80%	6.80%	5.80%
Carying Amount Of Turkish Banking Operations Exceeded		100,000,000	600,000,000
Turkish Pretax Discount Rate	18.10%	18.10%	17.70%
Turkish Increase Of Discount Rate	1.00%	1.00%
Turkish Decrease In Terminal Growth Rate	1.00%	1.00%
Turkish Increase Of Discount Rate Leads To Decrease Fair Value		300,000,000	400,000,000
Turkish Decrease In Terminal Growth Rate Discount Rate Leads To Decrease Fair Value		200,000,000	300,000,000
Turkish Decrease In Forecast Amounts Available For Dividents Rate	5.00%	5.00%
Turkish Decrease In Forecast Amounts Available For Dividents Rate Leads To Decrease Fair Value		200,000,000	200,000,000
Carying Amount Of Serbian Banking Operations Less Than		80,800,000
Carying Amount Of Serbian Banking Operations Greater Than			169,200,000
Serbian Terminal Growth Rate	8.00%	8.00%	8.00%
Serbian Pretax Discount Rate	13.50%	13.50%	13.70%
Serbian Increase Of Discount Rate	1.00%	1.00%
Serbian Decrease In Terminal Growth Rate	1.00%	1.00%
Serbian Increase Of Discount Rate Leads To Decrease Fair Value		57,100,000	95,100,000
Serbian Decrease In Terminal Growth Rate Discount Rate Leads To Decrease Fair Value		47,400,000	77,800,000
Serbian Decrease In Forecast Amounts Available For Dividents Rate	5.00%	5.00%
Serbian Decrease In Forecast Amounts Available For Dividents Rate Leads To Decrease Fair Value		16,800,000	29,700,000
Serbian Impairment Charge		100,000,000
Acquired Indefinite Lived Intangible Assets [Line Items]
Net book value							€ 127,061,000	€ 148,185,000	€ 2,191,000	€ 2,587,000

[1]	As restated. See Note 43 for more information.

PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)
Capital Leases Future Minimum Payments Due Abstract
2012	€ 87,842
2013	77,699
2014	68,339
2015	59,097
2016	55,015
Thereafter	140,856
Total minimum lease payments	488,848
Property Plant And Equipment Details [Abstract]
Land	216,445	214,575
Buildings	970,246	892,541
Leasehold improvements	240,874	244,506
Furniture Fittings Machinery And Vehicles	1,079,042	1,040,914
Total, at cost	2,506,607	2,392,536
Less: accumulated depreciation	(1,233,152)	(1,170,547)
Net book value	1,273,455	1,221,989	[1]		1,684,687
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 119,226	€ 120,386		€ 110,296

[1]	As restated. See Note 43 for more information.

OTHER ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Other Assets Disclosure Details [Abstract]
Insurance related assets		€ 620,383	€ 808,429	[1]
Deferred tax assets		259,092	1,087,276	[1]
Prepaid income taxes		282,275	191,821	[1]
Assets acquired through foreclosure proceedings		184,790	175,541	[1]
Brokerage auxiliary funds		10,156	10,378	[1]
Private equity: Investees Assets		127,150	87,289	[1]
Prepaid expenses		139,105	165,246	[1]
Advances to employees		17,826	27,037	[1]
Unlisted equity securities		101,070	94,222	[1]
Hellenic Deposit and Investment Guarantee Fund		288,090	227,078	[1]
Receivables from Greek State		361,204	204,282	[1]
Checks and credit card transactions under settlement		176,312	221,922	[1]
Securities transactions under settlement		9,177	16,082	[1]
Trade and other receivables		113,256	112,164	[1]
Other		544,924	363,853	[1]
Total	4,279,415	3,234,810	3,792,620	[1],[2]
Other Assets Disclosure Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client		100
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)		€ 30	€ 0

[1]	As restated
[2]	As restated. See Note 43 for more information.

HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) (EUR €) In Millions, except Share data, unless otherwise specified	1 Months Ended								12 Months Ended
	May 31, 2009	Dec. 30, 2011	Dec. 23, 2011	Dec. 20, 2011	Jun. 03, 2011	Nov. 26, 2010	Apr. 12, 2010	May 21, 2009	Dec. 31, 2011 Floating Rate Notes I [Member]		Dec. 31, 2011 Floating Rate Notes Ii [Member]		Dec. 31, 2011 Floating Rate Notes Iii [Member]		Dec. 31, 2011 Floating Rate Notes Iv [Member]		Dec. 31, 2011 Floating Rate Notes V [Member]		Dec. 31, 2011 Floating Rate Notes Vi [Member]
Hellenic Republic Bank Support Plan Details [Abstract]
Bank's Share Capital Increase	€ 350
Issuance of preferred stock - Par value per share		€ 5						€ 5
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.								130
Issue Of Redeemable Preference Shares		200,000,000				70,000,000		70,000,000
Debt Instrument Line Items
Debt Instrument Issuance Date									April 26, 2010		May 4, 2010		May 4, 2010		June 28, 2010		December 23, 2010		June 7, 2011
Debt Instrument Maturity Date									Apr 1, 2013		May 1, 2013		May 1, 2013		Jun 1, 2013		Dec 1, 2013		Jun 1, 2014
Debt Instrument Face Amount									2,500		1,345	[1]	655		4,265.6		4,107.7		1,925
Debt Instrument Payment Terms									Three-month Euribor plus 1,200 bps		Three-month Euribor plus 500 bps		Three-month Euribor plus 1,200 bps		Three-month Euribor plus 1,200 bps		Three-month Euribor plus 1,200 bps		Three-month Euribor plus 1,200 bps
Debt Instrument Frequency Of Periodic Payment									Quarterly	[2]	Quarterly		Quarterly	[2]	Quarterly	[2]	Quarterly	[2]	Quarterly	[2]
Debt Instrument Basis Points									1,200		500		1,200		1,200		1,200		1,200
Hellenic Republic Bank Support Plan Parenthetical Information [Abstract]
Long Term Debt Repurchased Notes That Were Held By Third Parties			207	700
Long Term Debt Total Notes That Were Held By Third Parties Repurchased			907
Annual interest rate increase Basis Points					1,200
Nominal Value Of Greek Government Bonds							€ 787

[1]	On December 20, 2011 and December 23, 2011, the Bank repurchased Notes of amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million, respectively) that were held by third parties and included in the Group’s Long-term debt (see Note 24 to the U.S. GAAP Financial Statements).
[2]	On June 3, 2011, the annual interest rate increased to three-month Euribor plus a margin of 1,200 bps.

PLEDGED ASSETS (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Owned And Pledged As Collateral Details [Abstract]
Pledged amounts relating to notes backed with consumer loans and credit cards.	€ 32,665.5	€ 24,811.3
The carrying amount of trading, available for sale, money market investments and held to maturity securities that serve as collateral for borrowings.	6,631.1
Pledged amounts relating to bonds covered with mortgage loans	8,800
Special Greek government bonds	787
Floating Rate notes issued under the government guaranteed borrowing facility held by the Bank.	14,798.3
Loans And Advances To Customers pledged with Bank of Greece	€ 17,234.4

DEPOSITS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2010 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2011 Foreign Deposits [Member] EUR (€)	Dec. 31, 2010 Foreign Deposits [Member] EUR (€)
Deposits Liabilities Balance Sheet Reported Amounts Details [Line Items]
Public sector					€ 1,740,647	€ 3,221,218	€ 56,266	€ 131,267
Private sector:
Corporations					2,773,259	3,268,323	4,802,960	6,687,729
Individuals					34,977,371	42,006,925	12,159,912	10,113,819
Interbank					31,576,223	24,261,740	906,713	1,607,811
Total interest bearing deposits	117,731,646	88,993,351	91,298,832	[1]	71,067,500	72,758,206	17,925,851	18,540,626
Public sector					353,244	132,164	18,353	47,256
Private sector:
Corporations					561,296	666,511	763,524	721,179
Individuals					158,755	261,623	547,265	510,278
Interbank					118,616	55,005	60,898	202,633
Total non-interest bearing deposits	3,415,731	2,581,951	2,596,649	[1]	1,191,911	1,115,303	1,390,040	1,481,346
Public sector					2,093,891	3,353,382	74,619	178,523
Private sector:
Corporations					3,334,555	3,934,834	5,566,484	7,408,908
Individuals					35,136,126	42,268,548	12,707,177	10,624,097
Interbank					31,694,839	24,316,745	967,611	1,810,444
Total deposits	121,147,377	91,575,302	93,895,481	[1]	72,259,411	73,873,509	19,315,891	20,021,972
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000 (according to the Noon Buying Rate of US$1.00 = EUR 0.6956 on May 31, 2011).		75,590	69,560
The aggregate amount of short-term certificates of deposit (each with minimum denomination of EUR 69,560, which approximates USD 100,000).		132,190	539,376
Interest bearing deposits with scheduled maturities in excess of one year.		650,187	656,107
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.		1,779,727	1,240,756
Losses included in Net trading loss, relating to fair value changes of interest bearing deposits with embedded derivatives.		(48,979)	(12,389)
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.		31,307,746	24,214,517
Net Trading Loss Of Fair Value Changes Interest Bearing Deposits		€ 10,973	€ 0

[1]	As restated. See Note 43 for more information.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 USD ($)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	€ 1,302,239	€ 3,538,289	[1]	$ 1,722,766
Securities sold under agreements to repurchase:
Average outstanding during the year	3,221,314	5,120,716
Weighted average interest rate during the year	3.79%	1.48%
Weighted average interest rate at year end	3.63%	3.15%
Amount outstanding at month end:
January	5,125,395	9,861,416
February	4,698,535	8,549,200
March	5,187,643	8,192,043
April	4,360,673	4,910,773
May	2,976,276	3,992,152
June	2,606,337	4,318,192
July	2,661,253	4,517,778
August	2,309,891	4,279,021
September	1,930,242	4,004,623
October	3,144,079	3,218,453
November	€ 2,036,228	€ 2,701,563

[1]	As restated. See Note 43 for more information.

OTHER BORROWED FUNDS (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)		Jan. 20, 2011 TRY	Dec. 31, 2011 Fixed Rate Finansbank I [Member] EUR (€)		Dec. 31, 2011 Fixed Rate Finansbank Ii [Member] EUR (€)		Dec. 31, 2011 Floating Rate Finansbank I [Member] EUR (€)		Dec. 31, 2011 Floating Rate Finansbank Ii [Member] EUR (€)
Short Term Borrowings Details [Abstract]
Other borrowed funds, facilities with a maturity of one year or less.	$ 1,224,991,000	€ 925,971,000		€ 1,111,663,000	[1]
Finansbank's EURO dual tranche term loan facility (signed on December 2, 2010), with one year maturity.		210,600,000		352,000,000
Finansbank's USD dual tranche term loan facility (signed on December 2, 2010), with one year maturity.	220,500,000		333,000,000
The weighted average interest rate of other borrowed funds.	2.61%	2.61%	2.29%	2.29%
Issuing of bank bonds with maturity of up to 1 year by Finansbank						1,000,000
Maturity of bonds issuing by Finansbank						1
Short Term Debt Instrument [Line Items]
Short Term Debt Issuance Date							November 2, 2011	[2]	November 30, 2011	[2]	November 30, 2011		November 30, 2011	[3]
Short Term Maturity Date							30-Apr-12	[2]	May 2012	[2]	November 2012		November 2012	[3]
Short Term Face Amount							150,000,000	[2]	200,000,000	[2]	210,600,000	[3]	220,500,000	[3]
Short Term Debt Own Held By Group							€ 34,800,000	[2]	€ 37,000,000	[2]	€ 0		€ 0	[3]
Short Term Debt Interest Rate							Fixed rate of 10.66%	[2]	Fixed rate of 10.45%	[2]	Libor plus 0.7%.		Libor plus 0.7%.	[3]
Short Term Debt Frequency Of Payment							Single payment at maturity including capital amount	[2]	Single payment at maturity including capital amount	[2]	Quarterly		Quarterly	[3]
Short Term Debt Instrument Interest Rate Stated Percentage							10.66%		10.45%		0.70%		0.70%
Short Term Debt Instance Currency							TL	[2]	TL	[2]	EUR		USD	[3]

[1]	As restated. See Note 43 for more information.
[2]	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to one year in the domestic market valued up to TL 1,000,000.
[3]	On December 2, 2010, Finansbank signed a dual tranche term loan facility amounting to USD 333.0 million and EUR 352.0 million with a one year maturity which was amended on November 30, 2011, based on which, the dual tranche amounts of USD 333.0 million and EUR 352.0 million were replaced with USD 220.5 million and EUR 210.6 million, respectively.

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income		€ 96,689	€ 129,436	[1]
Amounts due to re-insurers		23,820	23,391	[1]
Income and other taxes payable		153,236	165,153	[1]
Accounts payable		218,651	349,991	[1]
Payroll related accruals		57,365	52,192	[1]
Private equity: liabilities of investee entities		208,064	134,028	[1]
Unsettled transactions on debt securities		2,727	1,065	[1]
Accrued interest and commissions		420,999	357,546	[1]
Deferred tax liability (Note 39)		62,213	138,012	[1]
Amounts due to third-parties under collection agreements		82,205	28,277	[1]
Pension liability		224,743	299,933	[1]
Dividends payable		4,080	30,923	[1]
Amounts due to government agencies		180,043	145,379	[1]
European Re-development Fund		19,960	27,612	[1]
Liabilities relating to deposit administration funds (DAF)		198,040	232,337	[1]
Checks and credit card transactions under settlement		1,010,478	676,610	[1]
Other		585,023	534,125	[1]
Total	$ 4,694,187	€ 3,548,336	€ 3,326,010	[1],[2]

[1]	As restated
[2]	As restated. See Note 43 for more information.

INSURANCE RESERVES (Details)	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)
Income From Insurance Operations [Abstract]
Gross written premiums	€ 776,301,000	€ 1,008,320,000		€ 985,777,000
Cancellation commissions	3,140,000	2,790,000		1,676,000
Other insurance related income	(2,161,000)	6,061,000		2,601,000
Total income from insurance operations	777,280,000	1,017,171,000		990,054,000
Income From Insurance Operations Textuals [Abstract]
premiums assumed included in premiums earned	400,000	1,300,000		1,000,000
Premiums earned on long-duration life insurance contracts	86,300,000	172,000,000		216,600,000
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	735,476,000	700,711,000
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	245,894,000	293,974,000
Change in provision for insured events of prior years	16,079,000	(33,644,000)
Total incurred claims and claims adjustment expenses	261,973,000	260,330,000
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(83,739,000)	(121,149,000)
Claims and claim adjustment expenses attributable to insured events of prior years	(118,257,000)	(103,082,000)
Total payments	(201,996,000)	(224,231,000)
Changes in unearned premium reserves	(45,657,000)	(1,334,000)
Reserve for unpaid claims and claim adjustment expenses as at December 31,	749,796,000	735,476,000		700,711,000
Life Insurance Reserves
Mathematical and other life insurance reserves at 1 January	1,795,868,000	1,620,662,000
Increase in reserves	618,976,000	457,143,000
Paid claims and other movements	(403,799,000)	(281,937,000)
Mathematical and other life insurance reserves at December 31,	2,011,045,000	1,795,868,000		1,620,662,000
Total insurance reserves	2,760,841,000	2,531,344,000	[1]		3,652,389,000
Short-duration life insurance contracts [Abstract]
Premiums written	226,629,000	248,887,000		247,449,000
Reinsurance ceded	(4,861,000)	(8,305,000)		(15,089,000)
Net written premiums	221,768,000	240,582,000		232,360,000
Premiums earned	203,929,000	249,901,000		257,056,000
Reinsurance ceded	(10,324,000)	(8,319,000)		(14,960,000)
Net earned premiums	193,605,000	241,582,000		242,096,000
Property and casualty insurance contracts
Direct premiums written	452,460,000	578,919,000		516,337,000
Reinsurance assumed	10,913,000	8,436,000		5,407,000
Reinsurance Ceded	(70,749,000)	(108,698,000)		(103,516,000)
Net premiums written	392,624,000	478,657,000		418,228,000
Direct Premiums Earned	512,988,000	581,142,000		469,969,000
Reinsurance assumed	3,136,000	6,921,000		7,961,000
Reinsurance Ceded	(80,602,000)	(108,071,000)		(103,174,000)
Net premiums earned	€ 435,522,000	€ 479,992,000		€ 374,756,000

[1]	As restated. See Note 43 for more information.

LONG-TERM DEBT (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fixed Rate
Under 1 year	€ 115,588	€ 202,722
Between 1- 5 year	1,467,999	126,084
After 5 years	0	1,147,016
Total Senior Debt Fixed Rate	1,583,587	1,475,822
Variable Rate
Under 1 year	56,438	103,958
Between 1- 5 year	298,876	947,999
After 5 years	23,009	272,258
Total Senior Debt Variable Rate	378,323	1,324,215
Fixed Rate
Under 1 year	13,823	13,864
Between 1-5 year	470,694	550,378
After 5 years	0	52,081
Total Subordinated Debt Fixed Rate	484,517	616,323
Variable Rate
Under 1 year	5,265	6,042
Between 1- 5 year	141,774	139,560
After 5 years	0	0
Total Subordinated Debt Variable Rate	147,039	145,602
Fixed Rate
Under 1 year	51,611	38,554
Between 1- 5 year	49,389	37,557
After 5 years	39,318	38,250
Total Other Debt fixed Rate	140,318	114,361
Variable Rate
Under 1 year	29,608	6,447
Between 1- 5 year	172,500	72,354
After 5 years	1,479	50,826
Total Other Debt Variable Rate	203,587	129,627
Total long-term debt under 1 year	272,333	371,587
Total long-term debt between 1-5 year	2,601,232	1,873,932
Total long-term debt after 5 years	63,806	1,560,431
Total long-term debt	2,937,371	3,805,950
Long-term Senior Debt
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2016 and denominated in EUR	3.75%	3.78%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2013 and denominated in USD	5.62%	6.37%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2011 denominated in TL		11.94%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 denominated in EUR		4.75%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2012 denominated in USD	2.06%	2.17%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 denominated in BGN	5.00%	5.00%
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and denominated in EUR	1,139,485	1,234,210
Carrying amount of Senior Fixed Rate Debt, maturing up until 2013 and denominated in USD		98,613
Carrying amount of Senior Fixed Rate Debt, maturing up until 2011 denominated in TL		142,999
Total Senior Debt Fixed Rate	1,583,587	1,475,822
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 denominated in EUR		1,203,963
Carrying amount of Senior Variable Rate Debt, maturing up until 2012 denominated in USD	19,134	97,145
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 denominated in BGN	23,245	23,107
Total Senior Debt Variable Rate	378,323	1,324,215
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2016 denominated in EUR	2.42%
Carrying amount of Senior Variable Rate Debt, maturing up until 2016 denominated in EUR	335,944
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and denominated in USD	444,102
Long-term Subordinated Debt
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	7.00%	7.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	6.29%	6.29%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and denominated in JPY		2.76%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR	3.33%	2.74%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	2.60%	2.87%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	5.91%	7.42%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	2.30%	2.84%
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	443,292	463,032
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	41,225	52,850
Carrying amountof Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and denominated in JPY		100,441
Total Subordinated Debt Fixed Rate	484,517	616,323
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR	50,756	57,292
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	27,070	27,444
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	31,548	33,642
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	37,665	27,224
Total Subordinated Debt Variable Rate	€ 147,039	€ 145,602

LONG-TERM DEBT (Details 2)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 GBP (£)	Dec. 31, 2011 TRY	Jun. 20, 2011 JPY (¥)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 GBP (£)	Jul. 23, 2010 EUR (€)	Dec. 31, 2011 Fixed Rate Notes Nbg Funding Ltd [Member]		Dec. 31, 2011 Subordinated Fixed Rate Notes Nbg Finance Plc I [Member]		Dec. 31, 2011 Variable Rate Notes Nbg Funding Ltd I [Member]		Dec. 31, 2011 Variable Rate Notes Nbg Funding Ltd Ii [Member]		Dec. 31, 2011 Variable Rate Notes Nbg Funding Ltd Iii [Member]		Dec. 31, 2011 Variable Rate Notes Nbg Funding Ltd Iv [Member]		Dec. 31, 2011 Subordinated Fixed Rate Notes Nbg Finance Plc Ii [Member]		Dec. 31, 2011 Fixed Corporate Bonds Finansbank I [Member]	Dec. 31, 2011 Fixed Covered Bonds Nbg [Member]		Dec. 31, 2011 Fixed Rate Notes Nbg Finance Plc [Member]		Dec. 31, 2011 Fixed Rate Notes Finansbank [Member]	Dec. 31, 2011 Fixed Corporate Bonds Finansbank Ii [Member]	Dec. 31, 2011 Fixed Rate Loans Finansbank [Member]	Dec. 31, 2011 Variable Corporate Bonds Finansbank [Member]		Dec. 31, 2011 Variable Rate Notes European Investment Bank [Member]	Dec. 31, 2011 Variable Covered Bonds Nbg I [Member]		Dec. 31, 2011 Variable Covered Bonds Nbg Ii [Member]		Dec. 31, 2011 Variable Financing Nbg I [Member]		Dec. 31, 2011 Variable Financing Nbg Ii [Member]
Outstanding Senior Debt [Line Items]
Issuance date																								March 24, 2006	October 7, 2009		September 21, 2010		May 11, 2011	March 24, 2006	March 31, 2006	March 15, 2005		September 1, 2009	November 28, 2008	[1]	November 28, 2008	[1]	May 4, 2010		May 4, 2010
Maturity date																								March 2013	October 2016		February 22, 2012		May 2016			March 2012		September, 2016
Interest rate																								Fixed interest rate of 6.5%	Fixed coupon rate of 3.875%		Fixed interest rate of 2.07%		Fixed interest rate of 5.5%			Three-month Libor plus 180 bps		Three-month Euribor plus 0.576 bps
Interest payment period																								Semi-annually	Annually		Semi-annually		Semi-annually			Quarterly		Quarterly
Redemption date																														March 24, 2011	April 13, 2011
Nomimal amount																								110.0	1,500.0	[2]	80.0	[3]	500.0	110.0	300.0	500.0	[4]	250.0	50.0	[1]	50.0	[1]	700.0	[5]	207.0	[5]
Repurchased Date																																			August 3, 2011	[1]	August 3, 2011	[1]	December 20, 2011		December 20, 2011
Own held by the group																								39.0	6.1		-		3	(December 31, 2010: 50.0)	0	55.5		0
Currency																								USD	EUR		EUR		USD	USD	TL	USD		EUR	EUR	[1]	EUR	[1]	EUR		EUR
Outstanding Senior Debt Fixed Parentheticals [Abstract]
Carrying amount		€ 1,059,300,000					€ 1,160,700
Amortized cost		1,497,800,000					1,495,900,000
Net gains resulting from changes in fair value		103,300,000					224,400,000
Fair value gains attributable to changes in instrument specific credit risk		190,300,000					284,900,000
Outstanding Senior Debt Variable Parentheticals [Abstract]
Outstanding amount of Series 2005-A	31,000,000		156,000,000
Repurchase and cancellation of 1st Series covered bonds		50,000,000
Remaining part of the 1st Series		1,000,000,000
Repurchase and cancellation of 2nd Series covered bonds		50,000,000
Remaining part of the 2nd Series		1,000,000,000
1st covered bond program		10,000,000,000
Total Repurchased Notes by the Bank that were held by third parties		907,000,000
Repurchased Notes by the Bank that were held by third parties I		700,000,000
Repurchased Notes by the Bank that were held by third parties II		207,000,000
Original issue held by the Bank		1,345,000,000
Outstanding Subordinated Debt [Line Items]
Issuance date										November 8, 2006	[6]	August 3, 2010	[7]	July 11, 2003	[6]	November 3, 2004	[6]	November 3, 2004	[6]	February 16, 2005	[6]	June 28, 2005	[8]
Debt instrument, maturity date										November 2037	[6]	August 2020 (Early redemption 2015)	[7]	July 2034	[6]	November 2035	[6]	November 2035	[6]	February 2036	[6]
Interest rate										6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%	[6]	7.0% for the first five years and 9.5% thereafter.	[7]	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	[6]	The difference of the 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	[6]	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	[6]	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	[6]
Interest payment period										Quarterly	[6]	Annually	[7]	Quarterly	[6]	Semi annually	[6]	Semi annually	[6]	Annually	[6]
Repurchased Date																						June 20, 2011	[8]
Nominal amount										375.0	[6]	450.0	[7]	350.0	[6]	350.0	[6]	180.0	[6]	230.0	[6]	30.0	[8]
Own held by group										-	[6]	20.0	[7]	-	[6]	-	[6]	-	[6]	-	[6]
Currency										GBP	[6]	EUR	[7]	EUR	[6]	EUR	[6]	USD	[6]	EUR	[6]	JPY	[8]
Outstanding Subordinated Debt Parentheticals [Abstract]
Additional nominal amount purchased in EUR		19,000,000					47,900,000
Additional nominal amount purchased in USD	1,900,000		4,000,000
Additional nominal amount purchased in GBP				11,100,000				51,100,000
Private Placement Lower Tier II note									450,000,000
Repurchase of the JPY Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc						30,000,000,000
Carrying amount of Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc		100,400,000
Amortized costs of Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc		276,200,000
Summary Of Outstanding Other Debt [Abstract]
Other Fixed debt in EUR		73,806,000
Other Fixed debt in TL					5,154,000
Other Fixed debt in USD	48,762,000
Other Floating debt in EUR		92,818,000
Other Floating debt in USD		€ 8,852,000

[1]	The Bank proceeded with the repurchase and cancellation of EUR 50.0 million covered bonds which was the remaining part of the 1st Series of EUR 1.0 billion and EUR 50.0 million covered bonds which was the remaining part of the 2nd Series of EUR 1.0 billion, both of which were issued on November 28, 2008 and under the first covered bond program of EUR 10.0 billion (see also Note 13).
[2]	Includes fixed rate covered bonds issued by the Bank, which are described in Note 13 and has been designated as financial liability at fair value through profit or loss. During 2011, net gains of EUR 103.3 million (2010: net gains of EUR 224.4 million) resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 190.3 million were attributable to changes in instrument specific credit risk (2010: EUR 284.9 million), measured based on changes in the Bank’s own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2011 were EUR 1,059.3 million and EUR 1,497.8 million respectively (2010: EUR 1,160.7 million and EUR 1,495.9 million, respectively).
[3]	The proceeds of the Notes issued by NBG Finance Plc were ultimately lent to the Bank.
[4]	The outstanding amount of Series 2005-A as of December 31, 2011 was USD 31.0 million (2010: USD 156.0 million).
[5]	The Bank repurchased Notes of total amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million) that were held by third parties. Therefore, the total amount based on the original issue of EUR 1,345.0 million is held by the Bank (see Note 18 to the U.S. GAAP Financial Statements).
[6]	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity. Within 2010, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 47.9 million of series A, B and D, GBP 51.1 million of series E and USD 4.0 million of series C. Within 2011, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.0 million of series A, B and D, GBP 11.1 million of series E and USD 1.9 million of series C.
[7]	On July 23, 2010, the Bank completed the sale through a private placement, of a Lower Tier II note, totaling EUR 450.0 million through its UK-based subsidiary NBG Finance Plc, under NBG guarantee, and has been listed for trading on the Luxembourg Stock Exchange.
[8]	On June 20, 2011, the Bank proceeded in the entire repurchase of the JPY 30.0 billion Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc in June 2005 and guaranteed on a subordinated basis by the Bank. The Notes mature in June 2035, however they could be redeemed at the option of the Bank in or after June 2011. These notes had been designated as financial liability at fair value through profit or loss. The carrying amount and amortized cost as at December 31, 2010 were EUR 100.4 million and EUR 276.2 million, respectively.

COMMITMENTS AND CONTINGENCIES (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2009	Dec. 31, 2008
Commitments to extend credit*:
Commercial and personal	€ 17,878,471,000	[1]	€ 14,584,516,000	[1]
Commercial real estate	3,472,000	[1]	0	[1]
Residential real estate	326,940,000	[1]	94,602,000	[1]
Commercial letters of credit	539,790,000	[1]	589,924,000	[1]
Standby letters of credit and financial guarantees written	6,684,876,000	[1]	5,970,422,000	[1]
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed	1,318,600,000		1,685,700,000
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for	43,600,000		85,400,000
Voluntary Retirement Schemes [Abstract]
Total expense recognized under Voluntary Retirement Schemes	5,300,000		46,700,000		24,600,000	16,800,000
Total number of employees participated under Voluntary Retirement Schemes	237
Staff Leaving Indemnity Contingencies [Abstract]
Staff Leaving Indemnity Contingencies Other Noninterest Expense			€ 169,900,000

[1]	Commitments to extend credit at December 31, 2010 and 2011 include amounts of EUR 1,318.6 million and EUR 1,685.7 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.

OTHER FEES AND COMMISSIONS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Fees And Commissions Details [Abstract]
Custody, brokerage & investment banking		€ 61,903	€ 79,953		€ 96,711
Retail lending fees		41,446	50,410		54,794
Corporate lending fees		136,546	149,364		148,884
Banking fees & similar charges		171,221	164,947		168,112
Fund management fees		24,305	31,018		33,639
Total	$ 576,030	€ 435,421	€ 475,692	[1]	€ 502,140	[1]

[1]	As restated. See Note 43 for more information.

NET TRADING LOSS (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Trading Profit Loss Details [Abstract]
Gains included in net rading loss from the re-purchase by the Group of debt securities issued by the Group.	€ 7,651	€ 10,855	€ 224,683

OTHER NON-INTEREST INCOME (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Other Noninterest Income Details [Abstract]
Income from insurance operations		€ 777,280	€ 1,017,172		€ 990,054
Gain on disposal of premises and foreclosed assets		12,744	2,643		3,259
Hotel revenues		31,274	33,986		34,737
Other		41,067	107,452		62,740
Total	$ 1,140,845	€ 862,365	€ 1,161,253	[1]	€ 1,090,790	[1]

[1]	As restated. See Note 43 for more information.

OTHER NON-INTEREST EXPENSE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Insurance Claims Reserves Movement [Abstract]
Reinsurance Premiums Ceded		€ 75,499	€ 117,003		€ 118,605
Insurance Benefits And Claims Incurred		600,701	625,970		557,030
Less: Reinsurance Recoveries		(49,569)	(70,547)		(76,374)
Net Insurance Claims And Benefits Incurred		551,132	555,423		480,656
Movement In Mathematical And Other Reserves		226,875	103,443		187,592
Less: Share Of Reinsurers		16,698	3,258		(4,264)
Net Movement In Mathematical And Other Reserves		243,573	106,701		183,328
Commission Expense		107,492	120,401		89,948
Other Insurance Related Expenses		36,183	42,061		26,397
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premia ceded		1,013,879	941,589		898,934
Credit card costs		31,868	30,067		29,580
Hotel running costs		35,128	37,125		37,143
Broker costs		4,623	6,996		10,507
Rental expense		119,226	120,386		110,296
Taxes and duties other than income tax		94,201	97,835		73,197
Promotion and advertising		56,946	78,502		83,325
Third party fees		135,216	139,599		135,966
Other		583,044	359,717		349,242
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II		159,109	46,012		0
Total	$ 2,954,412	€ 2,233,240	€ 1,857,828	[1]	€ 1,728,190	[1]

[1]	As restated. See Note 43 for more information.

INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2008 EUR (€)		Dec. 31, 2011 Expiration Date 2012 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2013 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2014 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2015 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2016 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2017 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2018 [Member] EUR (€)	Dec. 31, 2011 Unlimited [Member] EUR (€)
The Significant Components Of The Income Tax Expense
Current tax expense domestic					€ (46,297,000)		€ (110,967,000)	[1]	€ (84,783,000)	[1]
Current tax expense foreign					(107,342,000)		(149,212,000)	[1]	(78,965,000)	[1]
Deferred tax (expense)/benefit domestic					(307,995,000)		182,121,000	[1]	(2,707,000)	[1]
Deferred tax (expense)/benefit foreign					2,289,000		35,747,000	[1]	(10,131,000)	[1]
Income tax (expense) / income				(607,679,000)	(459,345,000)		(42,311,000)	[2]	(176,586,000)	[2]
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates
Tax calculated based on statutory income tax rate of 20% (2009:25% & 2010:24%)					(2,809,627,000)		(63,766,000)	[1]	157,468,000	[1]
Effect of tax exempt income					(18,132,000)		(35,029,000)	[1]	(141,447,000)	[1]
Effect of different tax rates in other countries					10,535,000		(60,839,000)	[1]	(59,068,000)	[1]
Non deductible expenses					120,968,000		52,769,000	[1]	26,456,000	[1]
Statutory revaluation of fixed assets								[1]	89,768,000	[1]
Effect of change in income tax rate					9,851,000		43,987,000	[1]	26,330,000	[1]
General allowance for loans losses recognized only for tax purposes								[1]	(2,638,000)	[1]
Non-offsettable income taxes with current year income taxes					12,740,000		14,059,000	[1]	22,754,000	[1]
Tax audit settlement					8,223,000		2,494,000	[1]		[1]
Other					9,174,000		9,535,000	[1]	9,227,000	[1]
Income tax expense / (benefit) before additional income taxes					459,345,000		(36,790,000)	[1]	128,850,000	[1]
Additional tax under Greek Tax Law 3808/2009 and Tax Law 3845/2010							26,126,000	[1]	47,736,000	[1]
Non-offsettable income taxes in accordance with Law 3842/2010							52,975,000	[1]		[1]
Income tax expense after additional income taxes					459,345,000		42,311,000	[1]	176,586,000	[1]
Valuation allowance for deferred tax assets					3,115,613,000			[1]		[1]
Deferred Tax Assets:
Allowance for loan losses					477,575,000		6,980,000	[1]
Mark to market valuation of securities and derivatives					2,433,242,000		683,246,000	[1]
Pension and other post retirement benefits					53,519,000		53,117,000	[1]
Insurance reserves					93,940,000		18,867,000	[1]
Revaluation of land and buildings					137,640,000		140,875,000	[1]
Intangibles recognised upon acquisition and other assets					192,000		311,000	[1]
Tax free reserves					0		17,000	[1]
Tax loss carried forward					210,461,000		289,134,000	[1]
Other					98,340,000		51,728,000	[1]
Gross deferred tax assets					3,504,909,000		1,244,275,000	[1]
Deferred tax assets / liabilities for netting					(130,204,000)		(156,999,000)	[1]
Net deferred tax assets					3,374,705,000		1,087,276,000	[1]
Valuation allowance for deferred tax assets					(3,115,613,000)		0	[1]
Deferred Tax Liabilities:
Allowance for loan losses					(22,455,000)		(39,971,000)	[1]
Mark to market valuation of securities and derivatives					(31,477,000)		(43,134,000)	[1]
Revaluation of land and buildings					(1,358,000)		(1,351,000)	[1]
Intangibles recognised upon acquisition and other assets					(37,644,000)		(49,515,000)	[1]
Tax free reserves					(92,556,000)		(95,202,000)	[1]
Deferred Tax Liabilities Other					(6,927,000)		(65,838,000)	[1]
Gross deferred tax liablities					(192,417,000)		(295,011,000)	[1]
Deferred tax liabilities / assets for netting					130,204,000		156,999,000	[1]
Net deferred tax liabilities					(62,213,000)		(138,012,000)	[1]
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Deferred tax asset													11,285,000	15,601,000	223,011,000	757,180,000	24,007,000	24,111,000	36,543,000	10,345,000
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year			10,891,000		10,763,000	[1]	18,873,000	[1]	10,125,000	[1]
Decreases related to positions taken during prior years					0		(32,000)	[1]	0	[1]
Increases related to positions taken during the current year					344,000		3,500,000	[1]	15,525,000	[1]
Settlements					(185,000)		(11,606,000)	[1]	(7,008,000)	[1]
Effect of foreign exchange differences					(31,000)		28,000	[1]	231,000	[1]
Balance, at end of year					10,891,000		10,763,000	[1]	18,873,000	[1]	10,125,000	[1]
Income Tax Disclosure Textual Details [Abstract]
Operating Loss Carryforwards					1,392,034,000
Existing law / New law	20.00%	20.00%	20.00%	20.00%	20.00%		24.00%		25.00%
Income Tax Reconciliation Change In Deferred Tax Assets Valuation Allowance					9,900,000		44,000,000		26,300,000
Profit distribution withholding tax				25.00%	25.00%
Withholding tax on bond interest income not refunded					53,000,000
Special tax levy / non-recurring tax							26,100,000		47,700,000
Profit limitation for additional tax									100,000		5,000,000
Interest					11,000		50,000		44,000
Cumulative interest					68,000		57,000		199,000
Settlement of open tax years					185,000
Realization Of Deferred Tax Assets					259,092,000		1,087,276,000
Tax Losses Carry Forward					€ 1,102,083,000

[1]	As restated
[2]	As restated. See Note 43 for more information.

RELATED PARTY TRANSACTIONS (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction Due From To Related Party Textual Details [Abstract]
Loans to related parties	€ 26.2	€ 256.3
Deposits to related parties	10.9	22.2
Letters of guarantee to related parties	0.2	13.6
Receivables from affiliates	3.8	8.8
Payables to affiliates	776.2	766.6
Letters of guarantee to affiliates	14.9	13.4
Income from affiliates	1.6	2.6
Expense to affiliates	31.7	32.9
Receivables from the employee benefits related funds	413.7	298.1
Payables to the employee benefits related funds	116	87.6
Loans with reduced interest rates	€ 25.6
Reduced Fixed Interst Rate For Employees Mortgage loans	3.00%

PAID-IN CAPITAL (Details) (EUR €)	1 Months Ended
	Sep. 30, 2010	Dec. 31, 2009	Jul. 31, 2009	May 31, 2009	Dec. 31, 2011	Dec. 30, 2011	Dec. 31, 2010	Nov. 30, 2010	Nov. 26, 2010	Sep. 10, 2010	Feb. 18, 2010	May 21, 2009	May 15, 2008
Paid In Capital Textual Details [Abstract]
Bank's Share Capital Increase				€ 350,000,000
Nominal Value of Bank's repurchase of Law 3723/2008 preferred shares.								350,000,000
The amount, as at the time of the assignment, of the right to issue bonds convertible to shares.											1,696,000,000
Issuance of preferred stock - Par value per share						€ 5						€ 5
Common Stock Par Or Stated Value Per Share			€ 5		€ 5		€ 5			€ 5
Subscription price of new ordinary shares.			€ 11.3							€ 5.2
Par value of convertible bonds to ordinary shares.										€ 5
Subscription price of convertible bonds to ordinary shares.										€ 5.2
Basis over the issue price of each preference share for calculation of the right to receive payment of a fixed return.					10.00%
Preferred shares coupon rate increase per annum if not redeemed after five years following their issuance.					2.00%
Maximum percentage of a paid-up shared capital for share caital increase purposes											50.00%		50.00%
Shares Issued through a Right Issue	121,408,315	19,693	110,367,615
Issuance of common stock from convertion of convertible bonds	227,640,590
The total capital raised from the increase of the Bank's ordinary share capital.	631,323,000		1,247,154,000
The total capital credited to common stock.	607,041,000	99,000	551,838,000
The total capital credited to additional paid-in capital.			653,518,000							24,282,000
Proceeds From Issuance Of Common Stock From Convertible Bonds	1,183,731,000
Additional paid in capital common stock from convertible bonds										45,528,000
The total capital credited to common stock from the increase of the Bank's ordinary share capital through offering of convertible bonds for ordinary shares.	€ 1,138,203,000
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.												130
Issue Of Redeemable Preference Shares						200,000,000			70,000,000			70,000,000

REDEEMABLE NON-CONTROLLING INTEREST (Details) In Millions, unless otherwise specified	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Aug. 31, 2010	Apr. 30, 2007 USD ($)
Redeemable Non Controlling Interest Details [Abstract]
Fair value of the arrangement with IFC regarding 5% of Finansbank ordinary shares	€ 257.4	€ 242.1
Consideration for the disposal of 5% of Finansbank ordinary shares to IFC				$ 259.2
Percentage Of disposal of Finansbank ordinary shares to IFC	5.00%			5.00%
Percentage Of Banca Romaneasca's Ordinary Shares Subject To Put Call Arrangements	10.21%
Put Call Agreement For Stopanska Bankas Share Capital			10.80%

EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Earnings Per Share Details [Abstract]
Net income / (loss) attributable to NBG shareholders	$ (19,234,907)	€ (14,539,668)	€ (354,772)	[1]	€ 391,052	[1]
Dividends to preference shares		0	(71,558)	[2]	(42,192)	[2]
Net income / (loss) adjusted for EPS computation		€ (14,539,668)	€ (426,330)	[2]	€ 348,860	[2]
Weighted average common shares outstanding for basic earnings per share	955,341,356	955,341,356	762,275,390	[2]	663,812,717	[2]
Adjusted weighted average common shares outstanding for dilutive earnings per share	955,341,356	955,341,356	762,275,390	[2]	663,812,717	[2]
Basic earnings / (losses) per share	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]
Diluted earnings / (losses) per share	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]
Adjustment factor to reflect the additional shares relating to the stock dividend and the effect of the bonus element in the share capital increase in 2010			1.1769

[1]	As restated. See Note 43 for more information.
[2]	As restated

REGULATORY MATTERS (Details) (EUR €)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2016	Dec. 31, 2011	Jan. 17, 2012	Dec. 31, 2010	Dec. 31, 2009
Regulatory Matters Texual Details [Abstract]
Minimum amounts and ratios determined on a risk weighted basis			8.00%
Issue of redeemable preference shares			€ 1,000,000,000
Strengthening of Banks Core Tier I	302,000,000
Strengthening of Banks Tier I capital	77,000,000
Capital amount confirmed by HFSF				6,900,000,000
Capital amount from voluntary tender offer for acquisition of preferred securities issued by subsidiary				77,000,000
Third Series fixed rate covered bonds issued by bank for ratio calculations		1,500,000,000
Tier I Ratio For Group				7.20%
Total Capital Ratios For Group				8.30%
Capital
Total Capital (to Risk-Weighted Assets)			5,139,827,000		5,455,878,000	5,392,548,000
Tier 1 Capital (to Risk-Weighted Assets)			3,212,392,000		3,409,922,000	3,370,343,000
Tier 1 Capital			(2,367,343,000)		8,958,703,000	7,590,412,000
Total Capital			€ (1,664,113,000)		€ 9,311,414,000	€ 7,590,412,000
Ratios
Tier I			(3.70%)		13.10%	11.30%
Total			(2.60%)		13.70%	11.30%
Capital Required For Capital Adequacy To Risk Weighted Assets			8.00%		8.00%	8.00%
Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets			5.00%		5.00%	5.00%

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 Trading Account Assets Member EUR (€)		Dec. 31, 2010 Trading Account Assets Member EUR (€)		Dec. 31, 2011 Trading Level 3 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2010 Trading Level 3 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2011 Trading Level 3 Greek Financial Institutions Debt Securities [Member] EUR (€)		Dec. 31, 2010 Trading Level 3 Greek Financial Institutions Debt Securities [Member] EUR (€)		Dec. 31, 2011 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)		Dec. 31, 2010 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)		Dec. 31, 2011 Trading Foreign Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2010 Trading Foreign Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2011 Derivatives Net Level 3 [Member] EUR (€)		Dec. 31, 2010 Derivatives Net Level 3 [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2011 Other Assets Fair Value [Member] EUR (€)	Dec. 31, 2011 Deposits At Fair Value Level 3 [Member] EUR (€)		Dec. 31, 2010 Deposits At Fair Value Level 3 [Member] EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)
Financial Assets:
Interest bearing deposits with banks																																																																						€ 3,767,624,000	€ 6,398,767,000	[1]	€ 3,771,226,000	€ 6,399,000,000	[1]
Held to maturity securities																																																																						1,002,202,000	3,598,285,000	[1]	963,301,000	2,620,525,000	[1]
Loans at amortized cost, net of allowance																																																																						69,174,975,000	75,303,928,000	[1]	69,050,417,000	75,220,207,000	[1]
Financial Liabilities:
Deposits at amortized cost																																																																						89,795,575,000	92,654,725,000	[1]	89,807,018,000	92,641,905,000	[1]
Other borrowed funds																																																																						925,971,000	1,111,663,000	[1]	920,699,000	1,109,408,000	[1]
Long-term debt at amortized cost																																																																						1,878,074,000	2,544,850,000	[1]	1,838,635,000	2,669,250,000	[1]
Assets
Trading assets																																																						198,857,000		1,106,670,000	[1]	2,472,853,000		1,641,790,000	[1]	292,378,000		36,862,000	[1]	2,964,088,000		2,785,322,000	[1]
Greek government bonds																																																						0		0	[1]	0		797,377,000	[1]	259,233,000		0	[1]	259,233,000		797,377,000	[1]
Debt securities issued by other governments and public entities																																																						176,932,000		128,347,000	[1]	42,875,000		48,986,000	[1]	0		0	[1]	219,807,000		177,333,000	[1]
Debt securities issued by Greek financial institutions																																																						0		0	[1]	44,025,000		299,962,000	[1]	370,000		79,000	[1]	44,395,000		300,041,000	[1]
Debt securities issued by foreign financial institutions																																																						0		1,000,000	[1]	77,251,000		361,062,000	[1]	32,775,000		36,783,000	[1]	110,026,000		398,845,000	[1]
Corporate debt securities issued by Greek companies																																																						0		0	[1]	10,876,000		16,956,000	[1]	0		0	[1]	10,876,000		16,956,000	[1]
Corporate debt securities issued by foreign companies																																																						0		0	[1]	5,547,000		110,448,000	[1]	0		0	[1]	5,547,000		110,448,000	[1]
Equity securities issued by Greek companies																																																						7,767,000		6,082,000	[1]	0		0	[1]	0		0	[1]	7,767,000		6,082,000	[1]
Equity securities issued by foreign companies																																																						8,750,000		10,272,000	[1]	0		0	[1]	0		0	[1]	8,750,000		10,272,000	[1]
Mutual fund units																																																						5,408,000		19,854,000	[1]	0		0	[1]	0		0	[1]	5,408,000		19,854,000	[1]
Greek treasury bills																																																						0		934,552,000	[1]	2,268,222,000		0	[1]	0		0	[1]	2,268,222,000		934,552,000	[1]
Foreign treasury bills																																																						0		6,563,000	[1]	24,057,000		6,999,000	[1]	0		0	[1]	24,057,000		13,562,000	[1]
Derivative assets	4,770,426,000	3,605,965,000	1,634,270,000	[2]																																																		9,349,000		3,448,000	[1]	3,523,423,000		1,592,588,000	[1]	73,193,000		38,234,000	[1]	3,605,965,000		1,634,270,000	[1]
Available-for-sale securities																																																						3,272,302,000		4,169,976,000	[1]	1,425,813,000		9,326,970,000	[1]	3,873,609,000		191,564,000	[1]	8,571,724,000		13,688,510,000	[1]
Greek government bonds																																																						0		0	[1]	0		6,583,084,000	[1]	3,697,378,000		72,980,000	[1]	3,697,378,000		6,656,064,000	[1]
Debt securities issued by other governments and public entities																																																						2,706,134,000		3,359,284,000	[1]	347,617,000		401,422,000	[1]	0		0	[1]	3,053,751,000		3,760,706,000	[1]
Corporate debt securities issued by companies incorporated in Greece																																																						0		0	[1]	365,645,000		824,442,000	[1]	94,881,000		14,346,000	[1]	460,526,000		838,788,000	[1]
Corporate debt securities issued by companies incorporated outside Greece																																																						16,469,000		27,016,000	[1]	557,063,000		1,291,038,000	[1]	81,350,000		104,238,000	[1]	654,882,000		1,422,292,000	[1]
Equity securities issued by companies incorporated in Greece																																																						57,620,000		138,480,000	[1]	0		8,016,000	[1]	0		0	[1]	57,620,000		146,496,000	[1]
Equity securities issued by companies incorporated outside Greece																																																						44,343,000		145,850,000	[1]	612,000		648,000	[1]	0		0	[1]	44,955,000		146,498,000	[1]
Mutual Fund units																																																						422,162,000		499,346,000	[1]	0		0	[1]	0		0	[1]	422,162,000		499,346,000	[1]
Foreign treasury bills																																																						25,574,000		0	[1]	154,876,000		218,320,000	[1]	0				180,450,000		218,320,000	[1]
Loans at fair value																																																						0	[3]	0	[1],[3]	277,247,000	[3]	559,107,000	[1],[3]	0	[3]	0	[1],[3]	277,247,000	[3]	559,107,000	[1],[3]
Other assets																																																						137,190,000		200,009,000	[1]	21,829,000		33,567,000	[1]	9,341,000		0	[1]	168,360,000		233,576,000	[1]
Total Assets																																																						3,617,698,000		5,480,103,000	[1]	7,721,165,000		13,154,022,000	[1]	4,248,521,000		266,660,000	[1]	15,587,384,000		18,900,785,000	[1]
Liabilities
Deposits at fair value																																																						0	[4]	0	[1],[4]	1,779,727,000	[4]	1,240,133,000	[1],[4]	0	[4]	623,000	[1],[4]	1,779,727,000	[4]	1,240,756,000	[1],[4]
Derivative liabilities																																																						8,371,000		10,214,000	[1]	4,301,180,000		1,760,160,000	[1]	10,937,000		12,096,000	[1]	4,320,488,000		1,782,470,000	[1]
Accounts payable, accured expenses and other liabilities (Securities short position)																																																						5,009,000				0				0				5,009,000
Long-term debt at fair value																																																						0	[3]	0	[1],[3]	1,059,297,000	[3]	1,261,100,000	[1],[3]	0	[3]	0	[1],[3]	1,059,297,000	[3]	1,261,100,000	[1],[3]
Total Liabilities																																																						13,380,000		10,214,000	[1]	7,140,204,000		4,261,393,000	[1]	10,937,000		12,719,000	[1]	7,164,521,000		4,284,326,000	[1]
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year					36,862,000	[1]	63,117,000	[1]	0	[1]	8,766,000	[1]	79,000	[1]	0	[1]	36,783,000	[1]	53,689,000	[1]	0	[1]	662,000	[1]	26,138,000	[1]	28,309,000	[1]	191,564,000	[1]	578,402,000	[1]	72,980,000	[1]	146,230,000	[1]	0	[1]	328,074,000	[1]	14,346,000	[1]	14,886,000	[1]	104,238,000	[1]	89,212,000	[1]	0	623,000	[1]	4,893,000	[1]
Gain / (losses) included in earnings					(4,053,000)		(6,921,000)	[1]	0		0	[1]	(45,000)		(57,000)	[1]	(4,008,000)		(6,906,000)	[1]	0		42,000	[1]	4,242,000		38,415,000	[1]	(12,875,000)		(14,015,000)	[1]	(12,884,000)		3,000	[1]	0		(15,360,000)	[1]	0		9,000	[1]	9,000		1,333,000	[1]	0	114,000		241,000	[1]
Gain/(losses) included in OCI					0		0	[1]	0		0	[1]	0		0	[1]	0		0	[1]	0		0	[1]	0		0	[1]	(46,274,000)		(48,000)	[1]	(23,766,000)		(29,470,000)	[1]	0		5,573,000	[1]	389,000		(549,000)	[1]	(22,897,000)		24,398,000	[1]	0	0		0	[1]
Purchases, issuances, and settlements							(10,568,000)	[1]			0	[1]			136,000	[1]			(10,000,000)	[1]			(704,000)	[1]			(28,534,000)	[1]			(294,348,000)	[1]			1,027,000	[1]			(284,670,000)	[1]			0	[1]			(10,705,000)	[1]				(4,511,000)	[1]
Purchases					0				0				0				0				0				2,994,000				0				0				0				0				0				9,341,000	0
Settlements					0				0				0				0				0				(13,136,000)				0				0				0				0				0				0	(737,000)
Transfer into/(out of) level 3					259,569,000		(8,766,000)	[1]	259,233,000		(8,766,000)	[1]	336,000		0	[1]	0		0	[1]	0		0	[1]	42,018,000		(12,052,000)	[1]	3,741,194,000		(78,427,000)	[1]	3,661,048,000		(44,810,000)	[1]	0		(33,617,000)	[1]	80,146,000		0	[1]	0		0	[1]	0	0		0	[1]
Balance at end of year					292,378,000		36,862,000	[1]	259,233,000		0	[1]	370,000		79,000	[1]	32,775,000		36,783,000	[1]	0		0	[1]	62,256,000		26,138,000	[1]	3,873,609,000		191,564,000	[1]	3,697,378,000		72,980,000	[1]	0		0	[1]	94,881,000		14,346,000	[1]	81,350,000		104,238,000	[1]	9,341,000	0		623,000	[1]
Fair Value transfers from Level 1 to Level 2
Trading assets, Greek government bonds transferred from Level 1 to Level 2			6,300,000
Available-sale-securities, Greek government bonds transferred from Level 1 to Level 2			5,600,400,000
Fair Market Value Discount Rate	12.00%	12.00%
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		27,000	381,000
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		0	(7,578,000)
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		2,232,000	37,329,000
Changes in unrealized gains/(losses) of Level 3 deposits still held at the reporting date		€ 114,000	€ 10,000

[1]	As restated
[2]	As restated. See Note 43 for more information.
[3]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
[4]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)	Dec. 31, 2010 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)		Dec. 31, 2009 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)		Dec. 31, 2011 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2010 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)		Dec. 31, 2009 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)		Dec. 31, 2011 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2010 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)		Dec. 31, 2009 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)		Dec. 31, 2011 Retail Banking [Member] EUR (€)		Dec. 31, 2010 Retail Banking [Member] EUR (€)		Dec. 31, 2009 Retail Banking [Member] EUR (€)		Dec. 31, 2011 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2010 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2009 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2011 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2010 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2009 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2011 Insurance [Member] EUR (€)		Dec. 31, 2010 Insurance [Member] EUR (€)		Dec. 31, 2009 Insurance [Member] EUR (€)		Dec. 31, 2011 International [Member] EUR (€)		Dec. 31, 2010 International [Member] EUR (€)		Dec. 31, 2009 International [Member] EUR (€)		Dec. 31, 2011 Turkish Operations [Member] EUR (€)		Dec. 31, 2010 Turkish Operations [Member] EUR (€)		Dec. 31, 2009 Turkish Operations [Member] EUR (€)		Dec. 31, 2011 Other Business Segment [Member] EUR (€)		Dec. 31, 2010 Other Business Segment [Member] EUR (€)		Dec. 31, 2009 Other Business Segment [Member] EUR (€)
Segment Reporting Information
Net interest income		€ 3,842,808,000		€ 4,147,957,000		€ 3,966,315,000																	€ 1,203,449,000		€ 1,368,231,000		€ 1,402,316,000		€ 775,789,000		€ 621,918,000		€ 536,138,000		€ 371,353,000		€ 472,177,000		€ 584,022,000		€ 62,831,000		€ 54,066,000		€ 48,832,000		€ 387,197,000		€ 461,836,000		€ 488,762,000		€ 903,357,000		€ 1,053,634,000		€ 968,856,000		€ 138,832,000		€ 116,095,000		€ (62,611,000)
Net fee and commission income / (loss)		493,849,000		609,925,000		660,388,000																	101,398,000		127,788,000		166,243,000		81,691,000		77,841,000		72,270,000		(106,766,000)		37,556,000		95,488,000		6,935,000		8,054,000		3,872,000		94,218,000		102,260,000		94,040,000		313,622,000		262,723,000		228,546,000		2,751,000		(6,297,000)		(71,000)
Other		35,303,000		(118,406,000)		450,392,000																	(25,192,000)		(25,223,000)		(26,448,000)		(61,766,000)		(73,770,000)		(67,169,000)		8,674,000		(205,549,000)		268,099,000		178,720,000		101,146,000		149,498,000		5,824,000		28,456,000		17,873,000		35,646,000		47,939,000		96,860,000		(106,603,000)		8,595,000		11,679,000
Total operating income / (loss)		4,371,960,000		4,639,476,000		5,077,095,000																	1,279,655,000		1,470,796,000		1,542,111,000		795,714,000		625,989,000		541,239,000		273,261,000		304,184,000		947,609,000		248,486,000		163,266,000		202,202,000		487,239,000		592,552,000		600,675,000		1,252,625,000		1,364,296,000		1,294,262,000		34,980,000		118,393,000		(51,003,000)
Direct costs		(2,139,324,000)		(2,094,166,000)		(2,066,868,000)																	(687,823,000)		(683,711,000)		(670,025,000)		(52,153,000)		(53,058,000)		(53,509,000)		(65,095,000)		(77,823,000)		(79,390,000)		(135,460,000)		(159,653,000)		(182,192,000)		(293,350,000)		(300,583,000)		(302,526,000)		(656,414,000)		(659,239,000)		(523,994,000)		(249,029,000)		(160,099,000)		(255,232,000)
Allocated costs and provisions		(15,653,935,000)		(1,909,278,000)		(1,758,279,000)																	(1,514,674,000)		(1,155,003,000)		(798,813,000)		(2,151,714,000)		(259,477,000)		(207,704,000)		(10,723,025,000)		(60,472,000)		(190,290,000)		(633,054,000)		(37,603,000)		(70,431,000)		(202,164,000)		(209,568,000)		(189,914,000)		(147,058,000)		(144,586,000)		(250,085,000)		(282,246,000)		(42,569,000)		(51,042,000)
Share of profit of associates		1,179,000		1,598,000		117,000																	0		0		0		0		0		0		(2,592,000)		310,000		(1,429,000)		1,051,000		903,000		560,000		1,193,000		1,055,000		783,000		94,000		289,000		(190,000)		1,433,000		(959,000)		393,000
Profit / (loss) before tax		(13,420,120,000)		637,630,000		1,252,065,000																	(922,842,000)		(367,918,000)		73,273,000		(1,408,153,000)		313,454,000		280,026,000		(10,517,451,000)		166,199,000		676,500,000		(518,977,000)		(33,087,000)		(49,861,000)		(7,082,000)		83,456,000		109,018,000		449,247,000		560,760,000		519,993,000		(494,862,000)		(85,234,000)		(356,884,000)
Segment assets		105,318,021,000		120,137,237,000		113,030,484,000																	27,368,430,000		30,079,448,000		31,961,306,000		16,195,725,000		18,957,278,000		18,639,070,000		24,903,725,000		29,793,880,000		26,859,396,000		2,041,287,000		3,052,124,000		2,851,745,000		9,856,192,000		10,506,104,000		11,446,389,000		20,671,864,000		20,619,183,000		15,819,570,000		4,280,798,000		7,129,220,000		5,453,008,000
Deferred tax assets and current income tax advance		1,551,968,000		607,368,000		363,699,000
Total assets		106,869,989,000		120,744,605,000		113,394,183,000
Depreciation, amortisation		226,231,000	[1]	227,260,000	[1]	213,440,000	[1]																18,759,000	[1]	19,746,000	[1]	20,096,000	[1]	1,688,000	[1]	1,291,000	[1]	1,021,000	[1]	4,848,000	[1]	5,968,000	[1]	3,538,000	[1]	8,895,000	[1]	9,698,000	[1]	9,127,000	[1]	36,261,000	[1]	35,483,000	[1]	32,688,000	[1]	54,593,000	[1]	53,633,000	[1]	42,186,000	[1]	101,187,000	[1]	101,441,000	[1]	104,784,000	[1]
Credit provisions and other impairment charges		15,222,282,000		1,450,327,000		1,303,645,000																	1,180,171,000		796,593,000		442,576,000		2,101,421,000		204,037,000		151,257,000		10,702,049,000		39,865,000		171,804,000		631,329,000		36,987,000		69,813,000		200,322,000		209,528,000		189,914,000		147,058,000		144,586,000		250,085,000		259,932,000		18,731,000		28,196,000
Non-current asset additions		220,351,000		257,212,000		272,430,000																	5,517,000		8,730,000		14,814,000		10,805,000		13,254,000		634,000		35,736,000		4,093,000		11,741,000		3,112,000		5,137,000		8,289,000		18,872,000		52,360,000		62,445,000		80,175,000		67,704,000		58,782,000		66,134,000		105,934,000		115,725,000
Reconciliation Of Profit Before Tax [Abstract]
Profit / (loss) before tax - IFRS		(13,420,120,000)		637,630,000		1,252,065,000
Dividend paid and transactions on financial instruments classified within equity under IFRS		(39,252,000)		(369,000)		186,289,000
Hedging of Interest Rate Risk and Net Investment Hedge		(68,125,000)		(693,471,000)		(430,170,000)
Fixed assets measurement difference		38,322,000		8,733,000		26,810,000
Effective Interest Rate income recognition method		(12,457,000)		(40,776,000)		(88,820,000)
Redeemable non-controlling interests		15,117,000		29,636,000		(1,282,000)
Foreign exchange differences on AFS debt securities		103,584,000		(78,220,000)		28,800,000
Difference of equity in earnings of investees		16,074,000		1,797,000		(21,515,000)
Impairment of AFS securities		127,793,000		(23,979,000)		(120,538,000)
Insurance Reserves		(307,243,000)		(67,508,000)		(1,272,000)
Other		(15,864,000)		76,175,000		(20,462,000)
Income/(loss) before income tax expense - US GAAP		(14,048,134,000)		(265,693,000)		629,870,000
Impairment of goodwill		(298,241,000)		0		0
Bond's portfolio classification		(187,722,000)		0		0
US GAAP Restatements		0		(115,341,000)		(180,035,000)
Schedule Of Segment Reporting Information By Geographic Location
Total assets	136,879,528,000	103,467,235,000		118,731,878,000	[2]			71,599,902,000	83,757,213,000	[3]	81,933,706,000	[3]	31,867,333,000	34,974,665,000	[3]	31,181,173,000	[3]	103,467,235,000	118,731,878,000	[3]	113,114,879,000	[3]
Total revenues								(6,399,383,000)	3,666,315,000	[3]	4,638,099,000	[3]	3,172,016,000	3,150,344,000	[3]	3,132,746,000	[3]	(3,227,367,000)	6,816,659,000	[3]	7,770,845,000	[3]
Income/(loss) before income tax benefit	(18,584,644,000)	(14,048,134,000)		(265,693,000)	[2]	629,870,000	[2]	(14,511,072,000)	(896,685,000)	[3]	62,868,000	[3]	462,938,000	630,992,000	[3]	567,002,000	[3]	(14,048,134,000)	(265,693,000)	[3]	629,870,000	[3]
Net income / (loss) attributable to NBG shareholders	(19,234,907,000)	(14,539,668,000)		(354,772,000)	[2]	391,052,000	[2]	(14,888,328,000)	(863,141,000)	[3]	(56,499,000)	[3]	348,660,000	508,369,000	[3]	447,551,000	[3]
Retail Banking Companies Annual Turnover		€ 2,500,000

[1]	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.
[2]	As restated. See Note 43 for more information.
[3]	As restated

EMPLOYEE BENEFIT PLANS (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2024	Dec. 31, 2013	Dec. 31, 2008	Apr. 30, 2006
Defined Benefits For Employees Children [Abstract]
Service cost		€ 14,010,000	€ 17,546,000	€ 15,918,000
Interest cost		19,434,000	22,519,000	21,695,000
Expected return on plan assets		(4,749,000)	(2,968,000)	(2,281,000)
Amortization of actuarial losses		13,838,000	14,883,000	17,816,000
Amortization of prior year cost		137,000	294,000	1,769,000
Costs of additional benefits		7,412,000	9,821,000	29,466,000
Net periodic pension cost		50,082,000	62,095,000	84,383,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate		5.30%	5.20%	5.40%
Expected return on plan assets		5.50%	6.40%	6.10%
Rate of compensation increase		3.50%	5.10%	5.30%
Change in pension benefit obligation ("PBO"):
PBO, beginning of year	301,106,000	402,143,000	472,896,000	482,069,000
Service cost		14,010,000	17,546,000	15,918,000
Interest cost		19,434,000	22,519,000	21,695,000
Employee contributions		5,065,000	6,353,000	6,752,000
Actuarial loss/(gain)		(37,680,000)	(30,682,000)	14,016,000
Adjustment for disposal and other		(3,137,000)	1,291,000	(1,566,000)
Benefits paid from the Fund		(85,684,000)	(68,744,000)	(56,795,000)
Benefits paid directly by the Group		(18,694,000)	(25,552,000)	(25,610,000)
Settlements/Terminations/Curtailments		5,649,000	6,418,000	15,085,000
Prior service cost arising over last period		0	98,000	1,332,000
PBO, end of year		301,106,000	402,143,000	472,896,000
Change in plan assets:
Fair value, beginning of year	76,363,000	102,210,000	68,968,000	68,001,000
Actual return on assets		(18,132,000)	(31,839,000)	19,517,000
Employer contributions		72,904,000	127,472,000	38,713,000
Employee contributions		5,065,000	6,353,000	6,752,000
Expenses		0	0	(7,220,000)
Benefits paid		(85,684,000)	(68,744,000)	(56,795,000)
Fair value, end of year		76,363,000	102,210,000	68,968,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year		(224,743,000)	(299,933,000)	(403,928,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate		5.00%	5.30%	5.20%
Rate of compensation increase		2.50%	3.40%	5.10%
Pension increase		0.00%	2.50%	2.50%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation		301,106,000	402,143,000	472,896,000
Accumulated benefit obligation		259,542,000	328,602,000	369,281,000
Fair value of plan assets		76,363,000	102,210,000	68,968,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses		139,368,000	170,532,000	184,321,000
Prior Service cost		1,441,000	1,756,000	2,340,000
Derfined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss / (Gain)		(14,799,000)	4,125,000	(3,220,000)
Prior Service Cost / (Credit)		0	98,000	2,223,000
Amortization of (Losses) / Gains		(15,504,000)	(18,340,000)	(27,574,000)
Amortization of Prior Service Cost		(137,000)	(396,000)	(1,769,000)
Total recognized on Other comprehensive income / (loss)		(30,440,000)	(14,513,000)	(30,340,000)
Amount
Equity securities		7,735,000	28,885,000
Other		68,628,000	73,325,000
Total		76,363,000	102,210,000	68,968,000
Proportion
Equity securities		10.00%	28.00%
Equity securities min	10.00%
Equity securities max	80.00%
Other		90.00%	72.00%
Other min	20.00%
Other max	90.00%
Total		100.00%	100.00%
Defined Benefit Plan Projected Payments [Abstract]
2012		35,625,000
2013		14,495,000
2014		18,063,000
2015		16,693,000
2016		19,354,000
2016-2020		173,683,000
Voluntary Retirement Schemes [Abstract]
Total expense recognized under Voluntary Retirement Schemes		46,700,000	5,300,000	24,600,000			16,800,000
Total expense recognized under Voluntary Retirement Schemes for Vojvodjanska		2,900,000
Total expense recognized under Voluntary Retirement Schemes for Finansbank		3,400,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future		15,800,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.	100,000
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.	11,500,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans	8,700,000
Expected Group contributions to retirement indemnities	11,100,000
Defined Contribution Plans Nbg Pension Plan [Abstract]
Banks contribution into IKA-ETAM per year for 15 years		25,500,000
Reduced employer contribution of Bank starting from (social security prior to Jan 1, 1993)						26.50%
Reduced employer contribution of Bank until (social security prior to Jan 1, 1993)					13.30%
Employer contribution to IKA_ETAM (post Jan 1, 1993)					13.30%
Banks defined contribution rate to employees salary								9.00%
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans		€ 353,100,000	€ 371,300,000
Banks contribution rate to TYPET		6.25%
Employees contribution rate to TYPET		2.50%
Retired employees contributions rate to TYPET		4.00%

SHARE BASED PAYMENT (Details) (EUR €)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 10, 2010	Dec. 31, 2009	Jul. 31, 2009	May 25, 2007	Jun. 30, 2005 Program Alpha I And Alpha Ii [Member]	Dec. 31, 2011 Program Alpha I And Alpha Ii [Member]	Jun. 30, 2006 Program Beta [Member]	May 31, 2008 Program C [Member]	Jun. 30, 2007 Program C [Member]	Dec. 31, 2011 Program Alpha I Grant [Member]	Dec. 31, 2011 Program Alpha Ii Grant [Member]	Dec. 31, 2011 Program Beta [Member]
SHARE BASED PAYMENT
Balance Outstanding at January 1,	1,998,496
Balance Cancelled during the year	(1,998,496)
Balance Outstanding at December 31,	0	1,998,496
Balance Vested but not exercised at December 31,	0
Weighted average exercise price
Weighted average exercise price Outstanding at January 1	€ 20.45
Weighted average exercise price Cancelled during the year	€ 20.45
Weighted average exercise price Outstanding at December 31	€ 0	€ 20.45
Weighted average exercise price Vested but not exercised at December 31, 2010	€ 0
Option Pricing Model [Line Items]
Total Shares options granted per Program												2,992,620	496,500	3,014,100
Adjustments due to share capital increases												120,315	35,632	162,720
Number of share options exercised												(1,426,883)	(53,475)	(798,590)
Number of share options cancelled												(1,686,052)	(478,657)	(2,378,230)
Outstanding balance												0	0	0
Stock Option Program [Line Items]
Maximum number of new ordinary shares to be issued.							2,500,000		2,500,000		12,000,000
Adjusted maximum number of new ordinary shares to be issued.								3,500,000	3,500,000	12,500,000
Exercise price from							€ 5		€ 5		€ 5
Program duration (in years)							5		5		8
Exercise price up to % of average market price							€ 0.7		€ 0.7		€ 0.85
Maximum number of options granted is a % of total number of shares outstanding											€ 0.01
Share Based Payment Textual Details [Abstract]
Weighted average remaining contractual term	0	0.5
Total fair value of options vested during	€ 0	€ 4,814,000
Distribution of ordinary shares to staff as bonus						350,000
Par value of ordinary shares distributed	€ 5	€ 5	€ 5		€ 5
Profit capitalization for distribution of ordinary shares to staff as bonus						1,750,000
Total expense recognized during year related to distribution of ordinary shares to staff as bonus	0	1,847,000		4,433,000
Total Expense Recognised During Year	€ 0	€ 10,500,000		€ 8,300,000

ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 Accumulated Translation Adjustment Member EUR (€)	Dec. 31, 2010 Accumulated Translation Adjustment Member EUR (€)	Dec. 31, 2009 Accumulated Translation Adjustment Member EUR (€)	Dec. 31, 2011 Accumulated Net Unrealized Investment Gain Loss Member EUR (€)	Dec. 31, 2010 Accumulated Net Unrealized Investment Gain Loss Member EUR (€)	Dec. 31, 2009 Accumulated Net Unrealized Investment Gain Loss Member EUR (€)	Dec. 31, 2011 Accumulated Defined Benefit Plans Adjustment Member EUR (€)	Dec. 31, 2010 Accumulated Defined Benefit Plans Adjustment Member EUR (€)	Dec. 31, 2009 Accumulated Defined Benefit Plans Adjustment Member EUR (€)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) EUR (€)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) EUR (€)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) EUR (€)
Balance, January 1	$ (2,564,595)	€ (1,938,578)	€ (3,385,596)	[1]	€ (598,822)	€ (780,921)	€ (725,131)	€ (2,651,553)	€ (586,317)	€ (797,461)	€ (135,221)	€ (149,889)	€ (174,247)	€ (3,385,596)	€ (1,517,127)	€ (1,696,839)
Changes					(925,522)	182,099	(55,790)	2,343,084	(2,065,236)	211,144	29,456	14,668	24,358	1,447,018	(1,868,469)	179,712
Balance, June 30	$ (2,564,595)	€ (1,938,578)	€ (3,385,596)	[1]	€ (1,524,344)	€ (598,822)	€ (780,921)	€ (308,469)	€ (2,651,553)	€ (586,317)	€ (105,765)	€ (135,221)	€ (149,889)	€ (1,938,578)	€ (3,385,596)	€ (1,517,127)

[1]	As restated. See Note 43 for more information.

FOREIGN EXCHANGE POSITION (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 29,678,928	€ 31,173,624	€ 27,067,368
Fair value as of the balance sheet date of foreign currency total liabilities	€ 22,768,716	€ 23,830,041	€ 20,759,384

POST BALANCE SHEET EVENTS (Details) (EUR €) In Millions, unless otherwise specified	Apr. 30, 2012	Jan. 31, 2012 Acquisition Member	Feb. 29, 2012 Issuance [Member]	Dec. 31, 2012	May 31, 2012 Cancelled [Member]	Apr. 30, 2012 Cancelled [Member]	Mar. 31, 2012 Cancelled [Member]	Mar. 31, 2012 Agorazo Partial Redemption [Member]	Mar. 31, 2012 Spiti Partial Redemption [Member]	Mar. 31, 2012 Autokinito Partial Redemption [Member]	Mar. 31, 2012 Deposit [Member]	Dec. 31, 2012 Covered Bond [Member]	Jan. 31, 2012 Tender Offer [Member]	Dec. 31, 2012 Financial Aid Provision For Government Bonds Repurchase [Member]	Dec. 31, 2012 Bond Accrued Interest Facilitation [Member]	Apr. 30, 2012 Restoration Of Capital Adequacy Ratio [Member]	Apr. 30, 2012 Hfsf Participation In Share Capital Increase [Member]	Feb. 29, 2012 Coupon Rate For Fixed Rate Notes [Member]	Apr. 30, 2012 EFSF Bonds Total Nominal Value Percentage [Member]	Dec. 31, 2022 Coupon Rate For New Bonds [Member]	Dec. 31, 2021 Coupon Rate For New Bonds [Member]	Dec. 31, 2016 Coupon Rate For New Bonds [Member]	Dec. 31, 2013 Coupon Rate For New Bonds [Member]	Dec. 31, 2011 Nominal Amount Rate Of Exchanged Bonds [Member]
Post Balance Sheet Events [Line Items]
Subsequent Event Amount		€ 26.1	€ 3,000	€ 30,000	€ 160	€ 70	€ 170	€ 58.1	€ 106.9	€ 79.4	€ 325.6	€ 10,000	€ 1,500	€ 35,000	€ 5,700	€ 6,900	€ 6,900
Subsequent Event Percentage	53.50%	10.20%																13.00%	15.00%	4.30%	3.65%	3.00%	2.00%	31.50%

RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2008 EUR (€)	Dec. 31, 2011 Scenario Previously Reported Member EUR (€)	Dec. 31, 2010 Scenario Previously Reported Member EUR (€)	Dec. 31, 2009 Scenario Previously Reported Member EUR (€)	Dec. 31, 2011 Restatement Adjustment Member EUR (€)	Dec. 31, 2010 Restatement Adjustment Member EUR (€)	Dec. 31, 2009 Restatement Adjustment Member EUR (€)	Dec. 31, 2011 Reclassifications [Member] EUR (€)	Dec. 31, 2010 Reclassifications [Member] EUR (€)	Dec. 31, 2009 Reclassifications [Member] EUR (€)
ASSETS
Money market investments									€ 1,180,274,000			€ 0			€ (1,180,274,000)
Trading assets	3,921,270,000	2,964,088,000	2,785,322,000	[1]					774,374,000			1,062,834,000			948,114,000
Derivative assets	4,770,426,000	3,605,965,000	1,634,270,000	[1]					1,731,192,000			(96,922,000)			0
Available-for-sale securities	11,339,759,000	8,571,724,000	13,688,510,000	[1]					14,512,870,000			(1,042,680,000)			218,320,000
Held-to-maturity securities	1,325,839,000	1,002,202,000	3,598,285,000	[1]					3,611,797,000			(27,352,000)			13,840,000
Other assets	4,279,415,000	3,234,810,000	3,792,620,000	[1],[2]					3,771,924,000			20,696,000			0
TOTAL ASSETS	136,879,528,000	103,467,235,000	118,731,878,000	[1]					118,815,302,000			(83,424,000)
LIABILITIES AND SHAREHOLDERS EQUITY
Derivative liabilities	5,715,687,000	4,320,488,000	1,782,470,000	[1]					1,787,351,000			(4,881,000)			0
Accounts payable, accrued expenses and other liabilities	4,694,187,000	3,548,336,000	3,326,010,000	[1],[2]					3,327,044,000			(1,034,000)			0
Total liabilities	142,043,322,000	107,370,548,000	109,991,207,000	[1]					109,997,122,000			(5,915,000)			0
NBG shareholders equity
Accumulated surplus / (deficit)	(16,598,901,000)	(12,547,110,000)	2,022,142,000	[1]					2,182,661,000			(160,519,000)			0
Accumulated other comprehensive loss	(2,564,595,000)	(1,938,578,000)	(3,385,596,000)	[1]					(3,468,821,000)			83,225,000			0
Total NBG shareholders equity	(5,632,572,000)	(4,257,662,000)	7,653,058,000	[1]					7,730,352,000			(77,294,000)			0
Non-controlling interest	93,903,000	70,981,000	821,631,000	[1]					821,846,000			(215,000)			0
Stockholders Equity Including Portion Attributable To Noncontrolling Interest	(5,538,669,000)	(4,186,681,000)	8,474,689,000	[1]					8,552,198,000			(77,509,000)			0
TOTAL LIABILITIES AND EQUITY	136,879,528,000	103,467,235,000	118,731,878,000	[1]					118,815,302,000			(83,424,000)			0
Interest Income:
Securities available-for-sale	1,005,972,000	760,414,000	700,962,000	[1]	844,074,000	[1]			749,990,000	836,080,000		(63,966,000)	0		14,938,000	7,994,000
Securities held-to-maturity	163,092,000	123,281,000	94,895,000	[1]	9,425,000	[1]			95,304,000	9,425,000		(1,218,000)	0		809,000	0
Trading assets	253,262,000	191,441,000	229,200,000	[1]	197,704,000	[1]			134,356,000	185,720,000		60,586,000	0		34,258,000	11,984,000
Other Interest And Dividend Income	51,655,000	39,046,000	41,673,000	[1]	48,184,000	[1]			91,678,000	68,162,000		0	0		(50,005,000)	(19,978,000)
Total interest income	8,281,056,000	6,259,650,000	6,148,836,000	[1]	6,231,380,000	[1]			6,153,434,000	6,231,380,000		(4,598,000)	0		0	0
Net interest income before provision for loan losses	4,826,236,000	3,648,151,000	4,083,601,000	[1]	3,786,265,000	[1]			4,088,199,000	3,786,265,000		(4,598,000)	0		0	0
Net interest income after provision for loan losses	(72,916,000)	(55,118,000)	2,878,606,000	[1]	2,787,817,000	[1]			2,883,204,000	2,787,817,000		(4,598,000)	0		0	0
Non-interest income:
Net trading profit / (loss)	(2,483,183,000)	(1,877,038,000)	(1,245,322,000)	[1]	(267,131,000)	[1]			(1,085,160,000)	(87,096,000)		(160,162,000)	(180,035,000)		0	0
Total Non Interest Income Loss Excluding Gains Losses On Investment Securities	(388,726,000)	(293,838,000)	642,361,000	[1]	1,547,864,000	[1]			802,523,000	1,727,899,000		(160,162,000)	(180,035,000)		0
Net gains/(losses) on available-for-sale securities	(25,752,000)	(19,466,000)	114,959,000	[1]	349,929,000	[1]			(23,957,000)	(8,399,000)		49,419,000	0		89,497,000	358,328,000
OTTI of available-for-sale securities and held-to-maturity securities (of which NIL was recognised through AOCI)	12,136,146,000	9,173,713,000	89,497,000	[1]	358,328,000	[1]			0	0		0	0		(89,497,000)	(358,328,000)
Net gains / (losses) on investment securities	(12,161,898,000)	(9,193,179,000)	25,462,000	[1]	(8,399,000)	[1]			(23,957,000)	(8,399,000)		49,419,000	0		0	0
Total non-interest income / (loss)	(12,550,624,000)	(9,487,017,000)	667,823,000	[1]	1,539,465,000	[1]			778,566,000	1,719,500,000		(110,743,000)	(180,035,000)		0	0
Income Loss Before Income Tax Benefit	(18,584,644,000)	(14,048,134,000)	(265,693,000)	[1]	629,870,000	[1]			(150,352,000)	809,905,000		(115,341,000)	(180,035,000)		0	0
Income Tax Expense Benefit	607,679,000	459,345,000	42,311,000	[1]	176,586,000	[1]			(61,634,000)	(220,624,000)		19,323,000	44,038,000		0	0
Net income / (loss)	(19,192,323,000)	(14,507,479,000)	(308,004,000)	[1]	453,284,000	[1]			(211,986,000)	589,281,000		(96,018,000)	(135,997,000)		0	0
Less: Net income attributable to the non-controlling interest	42,584,000	32,189,000	46,768,000	[1]	62,232,000	[1]			(56,075,000)	(62,232,000)		9,307,000	0		0	0
Net income / (loss) attributable to NBG shareholders	(19,234,907,000)	(14,539,668,000)	(354,772,000)	[1]	391,052,000	[1]			(268,061,000)	527,049,000		(86,711,000)	(135,997,000)		0	0
Foreign currency translation adjustments	(1,257,273,000)	(950,373,000)	191,304,000	[1]	(56,969,000)	[1]			191,150,000	(56,969,000)		154,000	0		191,304,000	(56,969,000)
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR 104,131 thousand in 2009, EUR (431,278) thousand in 2010 and EUR (874,733) thousand in 2011	(4,308,347,000)	(3,256,680,000)	(2,038,388,000)	[1]	212,057,000	[1]			(2,169,098,000)	212,057,000		130,710,000	0		(2,038,388,000)	212,057,000
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR (74,959) thousand in 2009, EUR (20,987) thousand in 2010 and EUR 4,209 thousand in 2011)	20,184,000	15,257,000	(93,972,000)	[1]	(274,969,000)	[1]			(55,425,000)	(274,969,000)		(38,547,000)	0		(93,972,000)	(274,969,000)
Total net (losses)/gains on available-for-sale securities	3,130,977,000	2,366,705,000	(2,061,847,000)	[1]	210,581,000	[1]			(2,154,010,000)	210,581,000		92,163,000	0		(2,061,847,000)	210,581,000
Total other comprehensive income, net of tax	1,912,540,000	1,445,688,000	(1,855,938,000)	[1]	177,844,000	[1]			(1,948,255,000)	177,844,000		92,316,000	0		(1,855,938,000)	177,844,000
Comprehensive income / (loss)	(17,279,783,000)	(13,061,791,000)	(2,163,942,000)	[1]	631,128,000	[1]			(2,160,241,000)	767,125,000		(3,701,000)	(135,997,000)		(2,163,942,000)	631,128,000
Less: Comprehensive (income) / loss attributable to the non-controlling interest	2,404,000	1,817,000	59,299,000	[1]	60,364,000	[1]		(59,514,000)		(60,364,000)	215,000		0	(59,299,000)	(60,364,000)
Comprehensive income / (loss) attributable to NBG shareholders	(17,282,187,000)	(13,063,608,000)	(2,223,241,000)	[1]	570,764,000	[1]			(2,219,755,000)	706,761,000		(3,486,000)	(135,997,000)		(2,223,241,000)	570,764,000
Basic EPS Net income	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]			€ (0.45)	€ 0.73		€ (0.11)	€ (0.2)		€ (0.56)	€ 0.53
Diluted EPS Net income	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]			€ (0.45)	€ 0.73		€ (0.11)	€ (0.2)		€ (0.56)	€ 0.53
Restatement Of Consolidated Financial Statements Textual Details [Abstract]
Impact In Net Loss Of Reversal Of Subsequent Reclassifications		97,800,000
Amount Related To Foreign Currency Translation Adjustment			147,000,000
Net income/(loss) adjustment			1,800,000		(136,000,000)		62,200,000
Total permanent equity adjustment			€ (71,900,000)		€ (73,800,000)		€ 62,200,000

[1]	As restated. See Note 43 for more information.
[2]	As restated